As filed with the Securities and Exchange Commission on April 27, 2018

Securities Act of 1933 File No. 033-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 80

MATTHEWS INTERNATIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies To:

David Monroe, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Matthews Asia Funds  |  Prospectus

April 30, 2018  |  matthewsasia.com

INSTITUTIONAL CLASS SHARES

Matthews Asian Growth and Income Fund (MICSX)

Matthews Asia Dividend Fund (MIPIX)

Matthews China Dividend Fund (MICDX)

Matthews Asia Value Fund (MAVAX)

Matthews Asia Focus Fund (MIFSX)

Matthews Asia Growth Fund (MIAPX)

Matthews Pacific Tiger Fund (MIPTX)

Matthews Asia ESG Fund (MISFX)

Matthews Emerging Asia Fund (MIASX)

Matthews Asia Innovators Fund (MITEX)

Matthews China Fund (MICFX)

Matthews India Fund (MIDNX)

Matthews Japan Fund (MIJFX)

Matthews Korea Fund (MIKOX)

Matthews Asia Small Companies Fund (MISMX)

Matthews China Small Companies Fund (MICHX)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds

matthewsasia.com

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asian Growth and Income Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.27%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.93%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $95	Three years: $296	Five years: $515	Ten years: $1,143

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in

MATTHEWS ASIAN GROWTH AND INCOME FUND	1

that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European, and Global Depositary Receipts.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

2	matthewsasia.com | 800.789.ASIA

Dividend-Paying Securities: The Fund may invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Interest Rate Risk: Fixed-income securities may decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise.

High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities typically entail greater potential price volatility and are considered predominantly speculative. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The

Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIAN GROWTH AND INCOME FUND	3

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews Asian Growth and Income Fund
Return before taxes	22.00%	4.36%	5.24%
Return after taxes on distributions[1]	20.51%	2.86%	3.87%
Return after taxes on distributions and sale of Fund shares[1]	13.18%	3.09%	3.92%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.26%	6.52%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2009.

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

4	matthewsasia.com | 800.789.ASIA

Matthews Asia Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.26%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver and Expense Reimbursement[1]		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.91%

1	Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the fee waiver for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $93	Three years: $292	Five years: $508	Ten years: $1,130

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in Asia. The Fund may also invest in convertible debt and equity securities of any maturity and in those that are unrated, or would be below investment grade if rated, of companies located in Asia. Asia consists of all countries and markets in Asia, and includes developed,

MATTHEWS ASIA DIVIDEND FUND	5

emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European, and Global Depositary Receipts.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

6	matthewsasia.com | 800.789.ASIA

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIA DIVIDEND FUND	7

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews Asia Dividend Fund
Return before taxes	34.77%	10.20%	8.83%
Return after taxes on distributions[1]	32.89%	9.30%	7.98%
Return after taxes on distributions and sale of Fund shares[1]	21.05%	7.94%	6.96%
MSCI All Country Asia Pacific Index
(reflects no deduction for fees, expenses or taxes)	32.04%	8.98%	7.08%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011.

Co-Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2013.

Co-Manager: Vivek Tanneeru has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2014.

Co-Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

8	matthewsasia.com | 800.789.ASIA

Matthews China Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.38%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.04%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $106	Three years: $331	Five years: $574	Ten years: $1,271

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China. The Fund may also invest in convertible debt and equity securities of any maturity and in those that are unrated, or would be below investment grade if rated, of companies located in China. China also includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or

MATTHEWS CHINA DIVIDEND FUND	9

issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of small or medium size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service,

10	matthewsasia.com | 800.789.ASIA

Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS CHINA DIVIDEND FUND	11

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews China Dividend Fund
Return before taxes	37.88%	12.99%	10.90%
Return after taxes on distributions[1]	33.59%	11.28%	9.37%
Return after taxes on distributions and sale of Fund shares[1]	22.55%	9.76%	8.23%
MSCI China Index
(reflects no deduction for fees, expenses or taxes)	54.33%	10.16%	6.61%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2014.

Co-Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2012.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

12	matthewsasia.com | 800.789.ASIA

Matthews Asia Value Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.42%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.08%
Fee Waiver and Expenses Reimbursement[1]		(0.83%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.25%

1	Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $127	Three years: $572	Five years: $1,042	Ten years: $2,344

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in common stock, preferred stock and other equity securities, and convertible securities of any maturity and in those that are unrated, or would be below investment

MATTHEWS ASIA VALUE FUND	13

grade if rated, of companies located in Asia. Asia consists of all countries and markets in Asia and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

Matthews is a fundamental investor and will seek to construct a diversified portfolio of securities of undervalued companies from the Asian region. The Fund will seek to invest in Asian companies that Matthews believes are high quality, undervalued companies that have strong balance sheets, are focused on their shareholders, and are well-positioned to take advantage of Asia’s economic and financial evolution. The Fund attempts to offer investors a relatively stable means of participating in the economic prospects of the Asian region. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Matthews’ value investment process focuses on a company’s intrinsic value. Matthews seeks out companies whose share price trades at a substantial discount to its estimate of the company’s intrinsic value. Intrinsic value includes both tangible and intangible, and quantitative and qualitative factors such as: a sound balance sheet, competitive market position, strong management, and favorable shareholder orientation. Investing in a company with a sound balance sheet (without excessive leverage) helps to reduce the risk of reliance on external sources of capital and gives management the ability to build value opportunistically. Matthews also seeks out companies with a competitive position in their industry and region. Matthews seeks out companies with strong management that includes good corporate governance, a clear business strategy, integrity, and a demonstrated capacity for adaptability. Matthews also focuses on companies with a history of generating high incremental returns on capital. Matthews seeks companies whose management has built value for shareholders and has a good capital allocation track record.

Matthews seeks to create an investable universe of value companies that it believes trade at market values with discounts to their intrinsic value, have strong financial and market positions, have strong management and are oriented to creating value for their shareholders. Matthews assesses companies within this universe according to each of these factors. Generally, Matthews will establish larger positions in companies trading at a greater discount to Matthews’ estimate of their intrinsic value (taking into account other concerns such as diversification, risk management and liquidity). The Fund may sell positions as their market price approaches their intrinsic value, when more attractive alternatives are identified, or Matthews believes that corporate governance issues may have developed.

Although Matthews generally believes that investors benefit in the long term when their assets are fully invested, Matthews also believes that some types of funds that employ a value investing approach, such as the Fund, may benefit from holding cash under certain market conditions (e.g., when Matthews considers equity markets to be overvalued) so that the Fund could deploy capital during market downturns. As a result, the Fund may, subject to other requirements and limitations, hold up to 15% or more of its net assets in cash or cash equivalent investments.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be

14	matthewsasia.com | 800.789.ASIA

adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Value Stock Risk: Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with Smaller Size Companies: Smaller size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Cash Level: This Fund may from time to time maintain up to 15% or more of its net assets in cash and cash equivalents that would not meet the Fund’s investment objective, especially in rising equity markets.

MATTHEWS ASIA VALUE FUND	15

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (11/30/15)
Matthews Asia Value Fund
Return before taxes	36.35%	19.50%
Return after taxes on distributions[1]	33.75%	16.75%
Return after taxes on distributions and sale of Fund shares[1]	21.04%	13.94%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	21.32%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Beini Zhou, CFA, has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015.

Co-Manager: Michael B. Han, CFA, has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

16	matthewsasia.com | 800.789.ASIA

Matthews Asia Focus Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.61%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.27%
Fee Waiver and Expense Reimbursement[1]		(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.25%

1	Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $127	Three years: $611	Five years: $1,122	Ten years: $2,526

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Focus Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in

MATTHEWS ASIA FOCUS FUND	17

Asia ex Japan, which consists of all countries and markets in Asia excluding Japan but including all other developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on fundamental characteristics. Companies in which the Fund invests typically possess, in the portfolio managers’ judgment, such attributes as a high quality management team, strong corporate governance standards, sustainable return on capital over an extended period, strong free cash flow generation and an attractive valuation in relation to growth prospects and intrinsic value. Although the Fund is unconstrained by sector, geographic area or market capitalization, companies in which the Fund invests are typically expected to be medium capitalization companies or large capitalization companies. The Fund is currently expected to hold stocks of between 25 and 35 companies under normal market conditions.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Focused Investment Risk: The Fund is a focused fund and is currently expected to hold stocks of between only 25 and

18	matthewsasia.com | 800.789.ASIA

35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund.

In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g.,

allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIA FOCUS FUND	19

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (4/30/13)
Matthews Asia Focus Fund
Return before taxes	37.35%	5.74%
Return after taxes on distributions[1]	37.13%	5.47%
Return after taxes on distributions and sale of Fund shares[1]	21.43%	4.46%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.55%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asia Focus Fund since its inception in 2013.

Co-Manager: S. Joyce Li, CFA, has been a Portfolio Manager of the Matthews Asia Focus Fund since 2017.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

20	matthewsasia.com | 800.789.ASIA

Matthews Asia Growth Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.27%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.93%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $95	Three years: $296	Five years: $515	Ten years: $1,143

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia. The Fund may also invest in convertible securities, of any duration or quality, of Asian companies. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by

MATTHEWS ASIA GROWTH FUND	21

assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European, and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

22	matthewsasia.com | 800.789.ASIA

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews Asia Growth Fund
Return before taxes	39.64%	11.46%	8.68%
Return after taxes on distributions[1]	37.12%	10.76%	8.12%
Return after taxes on distributions and sale of Fund shares[1]	24.13%	9.00%	6.86%
MSCI All Country Asia Pacific Index
(reflects no deduction for fees, expenses or taxes)	32.04%	8.98%	7.08%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS ASIA GROWTH FUND	23

Matthews Pacific Tiger Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.25%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.91%
Fee Waiver and Expense Reimbursement[1]		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.89%

1	Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the fee waiver for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $91	Three years: $288	Five years: $502	Ten years: $1,118

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the

24	matthewsasia.com | 800.789.ASIA

Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS PACIFIC TIGER FUND	25

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews Pacific Tiger Fund
Return before taxes	40.17%	10.01%	8.07%
Return after taxes on distributions[1]	39.70%	8.95%	7.31%
Return after taxes on distributions and sale of Fund shares[1]	23.12%	7.73%	6.37%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.26%	6.52%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

26	matthewsasia.com | 800.789.ASIA

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2008.

Co-Manager: Rahul Gupta has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS PACIFIC TIGER FUND	27

Matthews Asia ESG Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.80%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.46%
Fee Waiver and Expense Reimbursement[1]		(1.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.25%

1	Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $127	Three years: $651	Five years: $1,201	Ten years: $2,704

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia ESG Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies of any market capitalization located in Asia that Matthews believes satisfy one or more of its

28	matthewsasia.com | 800.789.ASIA

environmental, social and governance (“ESG”) standards. The Fund may also invest in convertible securities and fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of Asian companies. Asia consists of all countries and markets in Asia and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European, and Global Depositary Receipts.

The Fund’s primary focus is long-term capital appreciation. In achieving this objective, the Fund seeks to invest in companies that Matthews believes to be undervalued but of high quality and run by management teams with good operating and governance track records. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. In addition, the Fund seeks to invest in those Asian companies that have the potential to profit from the long-term opportunities presented by global environmental and social challenges as well as those Asian companies that proactively manage long-term risks presented by these challenges.

In addition to traditional financial data, the stock selection process takes into consideration ESG factors that the portfolio managers believe help identify companies with superior business models. There are no universally agreed upon objective standards for assessing ESG factors for companies. Rather, these factors tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. ESG factors can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors. For these reasons, ESG standards may be aspirational and tend to be stated broadly and applied flexibly. In addition, investors and others may disagree as to whether a certain company satisfies ESG standards given the absence of generally accepted criteria. In implementing its ESG strategy, the Fund evaluates potential investments primarily based on the following factors: sustainable environmental practices, responsible resource management and energy efficiency; policies regarding social responsibility, employee welfare, diversity and inclusion; and sound governance practices that align the interests of shareholders and management and emphasize a commitment to ESG integration. Businesses that meet one or more of the Fund’s ESG standards are generally businesses that currently engage in practices that have the effect of, or in the opinion of Matthews, have the potential of, making human or business activity less destructive to the environment, or businesses that promote positive social and economic developments. There can be no guarantee that a company that Matthews believes meets one or more of the Fund’s ESG standards will actually conduct its affairs in a manner that is less destructive to the environment, or that promotes positive social and economic developments. The Fund intends to engage its portfolio companies on ESG matters through active dialogue and proxy voting and by encouraging enhanced ESG disclosure.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the

MATTHEWS ASIA ESG FUND	29

exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Responsible Investing Risk: The Fund’s consideration of ESG factors in making its investment decisions may affect the Fund’s exposure to certain issuers, industries, sectors, regions or countries and may impact the Fund’s relative investment performance—positively or negatively—depending on whether such investments are in or out of favor in the market. Although an investment by the Fund in a company may satisfy one or more ESG standards in the view of the portfolio managers, that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Interest Rate Risk: Fixed-income securities may decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise.

High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities typically entail greater potential price volatility and are considered predominantly speculative. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

30	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURN FOR YEAR ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (4/30/2015)
Matthews Asia ESG Fund
Return before taxes	34.11%	8.09%
Return after taxes on distributions[1]	32.43%	7.31%
Return after taxes on distributions and sale of Fund shares[1]	19.83%	6.06%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	7.62%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Vivek Tanneeru has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS ASIA ESG FUND	31

Matthews Emerging Asia Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.52%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.52%
Fee Waiver and Expense Reimbursement[1]		(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.25%

1	Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $127	Three years: $454	Five years: $803	Ten years: $1,790

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

32	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Emerging Asia Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in convertible securities, of any duration or quality, of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

Under normal market conditions, the Fund is expected to invest a substantial portion of its net assets in the emerging countries and markets in the Asian region, including, but not limited to, Bangladesh, Cambodia, China (including Taiwan, but excluding Hong Kong), India, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Thailand and Vietnam (“Emerging Asian Countries”). The list of Emerging Asian Countries may change from time to time. The Fund may invest in companies of any market capitalization, including micro-cap companies.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also

MATTHEWS EMERGING ASIA FUND	33

substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies: Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even greater for micro-cap companies.

34	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (4/30/13)
Matthews Emerging Asia Fund
Return before taxes	18.70%	10.92%
Return after taxes on distributions[1]	18.61%	10.83%
Return after taxes on distributions and sale of Fund shares[1]	10.89%	8.78%
MSCI Emerging Markets Asia Index
(reflects no deduction for fees, expenses or taxes)	43.27%	8.84%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.

Lead Manager: Robert Harvey, CFA, has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS EMERGING ASIA FUND	35

Matthews Asia Innovators Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.39%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.05%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $107	Three years: $334	Five years: $579	Ten years: $1,283

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Innovators Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project

36	matthewsasia.com | 800.789.ASIA

with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

It is important to note that there are no universally agreed upon objective standards for assessing innovators. Innovative companies can be both old and new companies. Innovative companies can exist in any industries, old and new, and in any countries, emerging or developed. Companies perceived as innovators in one country or one industry might not be perceived as innovators in another country or another industry. For these reasons, the term innovators may be aspirational and tend to be stated broadly and applied flexibly.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

The Fund has a fundamental policy to invest at least 25% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these industries. This makes the Fund more vulnerable to the price changes of securities issuers in science-and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions, and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

Concentration Risk: By focusing on a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets

MATTHEWS ASIA INNOVATORS FUND	37

such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Investing in Innovative Companies: The standards for assessing innovative companies tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The definition of innovators can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

38	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURN FOR YEAR ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (4/30/13)
Matthews Asia Innovators Fund
Return before taxes	53.18%	15.98%
Return after taxes on distributions[1]	50.16%	14.05%
Return after taxes on distributions and sale of Fund shares[1]	32.38%	12.50%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.55%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael J. Oh, CFA, has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2006.

Co-Manager: Sunil Asnani has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2018.

Co-Manager: Tiffany Hsiao, CFA, has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS ASIA INNOVATORS FUND	39

Matthews China Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.27%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.93%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $95	Three years: $296	Five years: $515	Ten years: $1,143

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China. China includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is

40	matthewsasia.com | 800.789.ASIA

included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the financial services sector and the science and technology sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Financial Services Sector Risk: The Fund may invest a significant portion of its assets in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a significant portion of the Fund’s investments may lose value during those periods.

MATTHEWS CHINA FUND	41

Science and Technology: As a Fund that may invest a significant portion of its assets in science and technology companies, the Fund is subject to the risks associated with these industries. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related industries and to factors that affect these industries, relative to a fund that invests only limited amounts in these industries.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews China Fund
Return before taxes	59.71%	9.75%	5.09%
Return after taxes on distributions[1]	54.16%	7.10%	2.99%
Return after taxes on distributions and sale of Fund shares[1]	34.93%	6.92%	3.47%
MSCI China Index
(reflects no deduction for fees, expenses or taxes)	54.33%	10.16%	6.61%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

42	matthewsasia.com | 800.789.ASIA

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews China Fund since 2015.

Co-Manager: Henry Zhang, CFA, has been a Portfolio Manager of the Matthews China Fund since 2010.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews China Fund since 2014.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS CHINA FUND	43

Matthews India Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.23%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.89%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $91	Three years: $284	Five years: $493	Ten years: $1,096

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets

44	matthewsasia.com | 800.789.ASIA

located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the financial services sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated

MATTHEWS INDIA FUND	45

with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Financial Services Sector Risk: The Fund may invest a significant portion of its assets in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a significant portion of the Fund’s investments may lose value during those periods.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

46	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews India Fund
Return before taxes	36.05%	16.04%	7.93%
Return after taxes on distributions[1]	35.54%	15.68%	7.62%
Return after taxes on distributions and sale of Fund shares[1]	20.78%	12.90%	6.28%
S&P Bombay Stock Exchange 100 Index
(reflects no deduction for fees, expenses or taxes)	41.88%	11.21%	4.57%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sunil Asnani has been a Portfolio Manager of the Matthews India Fund since 2010.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews India Fund since 2006.

Co-Manager: Peeyush Mittal has been a Portfolio Manager of the Matthews India Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS INDIA FUND	47

*The Matthews Japan Fund is closed to most new investors. The Fund will continue to accept investments from existing shareholders. However, once a shareholder closes an account, additional investments in the Fund will not be accepted from that shareholder. Please see “Who Can Invest in a Closed Fund?” on page 101 for more details.

Matthews Japan Fund*

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.21%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.87%
Fee Waiver and Expense Reimbursement[1]		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.86%

1	Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $88	Three years: $277	Five years: $481	Ten years: $1,072

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or

48	matthewsasia.com | 800.789.ASIA

instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any market capitalization. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Japan: The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Risks Associated with Smaller and Medium-Size Companies: Smaller and medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS JAPAN FUND	49

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews Japan Fund
Return before taxes	33.23%	16.23%	12.72%
Return after taxes on distributions[1]	32.03%	15.85%	12.26%
Return after taxes on distributions and sale of Fund shares[1]	19.79%	13.11%	10.31%
MSCI Japan Index
(reflects no deduction for fees, expenses or taxes)	24.39%	11.48%	8.20%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Kenichi Amaki has been a Portfolio Manager of the Matthews Japan Fund since 2010.

Co-Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Japan Fund since 2006.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

50	matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.35%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.01%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $103	Three years: $322	Five years: $558	Ten years: $1,236

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a

MATTHEWS KOREA FUND	51

component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Fund. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

52	matthewsasia.com | 800.789.ASIA

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (10/29/10)
Matthews Korea Fund
Return before taxes	44.11%	11.24%	11.31%
Return after taxes on distributions[1]	41.23%	9.69%	10.08%
Return after taxes on distributions and sale of Fund shares[1]	27.31%	8.76%	9.07%
Korea Composite Stock Price Index[2]
(reflects no deduction for fees, expenses or taxes)	37.71%	5.59%	6.03%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	Korea Composite Stock Price Index performance data may be readjusted periodically by the Korea Exchange due to certain factors, including the declaration of dividends.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael J. Oh, CFA, has been a Portfolio Manager of the Matthews Korea Fund since 2007.

Co-Manager: Michael B. Han, CFA, has been a Portfolio Manager of the Matthews Korea Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS KOREA FUND	53

Matthews Asia Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.35%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver and Expense Reimbursement[1]		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.25%

1	Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $127	Three years: $418	Five years: $730	Ten years: $1,615

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

54	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index, if, at the time of purchase, more than 20% of the Fund’s assets are invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI All Country Asia ex Japan Small Cap Index, had a market capitalization of $5.8 billion on December 31, 2017. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian

MATTHEWS ASIA SMALL COMPANIES FUND	55

countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

56	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURN FOR YEAR ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (4/30/13)
Matthews Asia Small Companies Fund
Return before taxes	30.85%	5.98%
Return after taxes on distributions[1]	27.69%	5.39%
Return after taxes on distributions and sale of Fund shares[1]	18.74%	4.59%
MSCI All Country Asia ex Japan Small Cap Index
(reflects no deduction for fees, expenses or taxes)	33.84%	5.46%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Lydia So, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since its inception in 2008.

Co-Manager: Beini Zhou, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since 2014.

Co-Manager: Tiffany Hsiao, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS ASIA SMALL COMPANIES FUND	57

Matthews China Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.09%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.09%
Fee Waiver and Expense Reimbursement[1]		(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.25%

1	Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $127	Three years: $574	Five years: $1,046	Ten years: $2,354

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate for the Investor Class shares was 67% of the average value of its portfolio.

58	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China. China includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index if, at the time of purchase, more than 20% of the Fund’s assets are already invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI China Small Cap Index, had a market capitalization of $5.7 billion on December 31, 2017. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the industrial sector and the consumer discretionary sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

MATTHEWS CHINA SMALL COMPANIES FUND	59

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall local and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

60	matthewsasia.com | 800.789.ASIA

Past Performance

Institutional Class Shares were first offered on November 30, 2017. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class Shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

The bar chart below shows the performance of the Investor Class Shares for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURN FOR YEARS ENDED 12/31 (FOR INVESTOR CLASS SHARES)1

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017 (FOR INVESTOR CLASS SHARES)1

	1 year	5 years	Since Inception (5/31/11)
Matthews China Small Companies Fund
Return before taxes	53.88%	14.26%	6.54%
Return after taxes on distributions[2]	50.71%	12.99%	5.63%
Return after taxes on distributions and sale of Fund shares[2]	31.01%	11.03%	4.86%
MSCI China Small Cap Index
(reflects no deduction for fees, expenses or taxes)	24.62%	7.48%	2.10%

1	Return information is for Investor Class shares not presented in this Prospectus. Institutional class shares would have substantially similar annual returns because the shares represent the same portfolio of securities and the annual returns would differ only to the extent that Institutional Class shares do not have the same expenses.

2	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Tiffany Hsiao, CFA has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 62.

MATTHEWS CHINA SMALL COMPANIES FUND	61

Important Information

Purchase and Sale of Fund Shares

You may purchase and sell Fund shares directly through the Funds’ transfer agent by calling 800.789.ASIA (2742) or online at matthewsasia.com. Fund shares may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents. You may purchase and redeem Fund shares by electronic bank transfer, check, or wire. The minimum initial and subsequent investment amounts for various types of accounts offered by the Funds are shown below.

Minimum Initial Investment	Subsequent Investments
$100,000	$100

Minimum amount may be lower for purchases through certain financial intermediaries and different minimums may apply for retirement plans and other arrangements subject to criteria set by Matthews. The minimum investment requirements do not apply to Trustees, officers and employees of the Funds and Matthews, and their immediate family members.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold Fund shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62	matthewsasia.com | 800.789.ASIA

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the applicable Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

Matthews Asian Growth and Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016	2015		2014		2013
Net Asset Value, beginning of year	$14.92		$16.02	$18.00		$18.90		$18.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36		0.34	0.42		0.42		0.44
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.91		(0.07)	(1.19)		(0.50)		0.48
Total from investment operations	3.27		0.27	(0.77)		(0.08)		0.92
Less distributions from:
Net investment income	(0.49)		(0.50)	(0.45)		(0.38)		(0.50)
Net realized gains on investments	(0.27)		(0.87)	(0.76)		(0.44)		(0.12)
Total distributions	(0.76)		(1.37)	(1.21)		(0.82)		(0.62)
Paid-in capital from redemption fees	—	[2]	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$17.43		$14.92	$16.02		$18.00		$18.90
Total return*	22.00%		1.44%	(4.33%)		(0.48%)		5.04%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$1,310,168		$809,254	$823,619		$1,182,690		$1,120,218
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.93%		0.94%	0.92%		0.92%		0.93%
Ratio of net investment income (loss) to average net assets	2.16%		2.06%	2.34%		2.19%		2.30%
Portfolio turnover[3]	23.23%		15.64%	16.48%		16.79%		15.27%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	63

Matthews Asia Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016[1]	2015[1]		2014[1]		2013
Net Asset Value, beginning of year	$15.52		$15.35	$15.26		$15.59		$14.57
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33		0.30	0.32		0.32		0.34
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.01		0.38	0.29		(0.33)		1.30
Total from investment operations	5.34		0.68	0.61		(0.01)		1.64
Less distributions from:
Net investment income	(0.71)		(0.31)	(0.29)		(0.25)		(0.62)
Net realized gains on investments	(0.42)		(0.11)	(0.23)		—		—
Return of capital	—		(0.09)	—		(0.07)		—
Total distributions	(1.13)		(0.51)	(0.52)		(0.32)		(0.62)
Paid-in capital from redemption fees	—	[3]	—	—	[3]	—	[3]	—	[3]
Net Asset Value, end of year	$19.73		$15.52	$15.35		$15.26		$15.59
Total return*	34.77%		4.33%	3.93%		(0.18%)		11.43%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$3,284,070		$2,034,276	$2,045,713		$2,107,371		$2,124,214
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.92%		0.94%	0.93%		0.93%		0.93%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.91%		0.93%	0.92%		0.93%		0.93%
Ratio of net investment income (loss) to average net assets	1.81%		1.91%	1.98%		2.02%		2.17%
Portfolio turnover[4]	28.11%		39.76%	35.98%		20.06%		14.06%

1 Consolidated Financial Highlights.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

64	matthewsasia.com | 800.789.ASIA

Matthews China Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$14.09	$13.79	$13.37		$13.74		$12.34
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.29	0.28		0.28		0.33
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	4.85	0.51	1.04		(0.13)		1.32
Total from investment operations	5.22	0.80	1.32		0.15		1.65
Less distributions from:
Net investment income	(0.51)	(0.30)	(0.30)		(0.38)		(0.26)
Net realized gains on investments	(1.19)	(0.20)	(0.60)		(0.14)		—
Total distributions	(1.70)	(0.50)	(0.90)		(0.52)		(0.26)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	0.01
Net Asset Value, end of year	$17.61	$14.09	$13.79		$13.37		$13.74
Total return*	37.88%	5.90%	9.71%		1.11%		13.72%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$54,147	$27,758	$15,406		$30,662		$24,790
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.04%	1.06%	1.00%		1.01%		1.08%
Ratio of net investment income (loss) to average net assets	2.25%	2.09%	1.89%		2.06%		2.54%
Portfolio turnover[3]	69.14%	72.96%	79.91%		25.43%		20.52%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	65

Matthews Asia Value Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period Ended Dec. 31, 2015[1]
	2017	2016
Net Asset Value, beginning of period	$9.85	$9.83	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.32	0.10	0.02
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	3.25	0.67	(0.15)
Total from investment operations	3.57	0.77	(0.13)
Less distributions from:
Net investment income	(0.26)	(0.71)	(0.04)
Net realized gains on investments	(0.43)	(0.04)	—
Total distributions	(0.69)	(0.75)	(0.04)
Net Asset Value, end of period	$12.73	$9.85	$9.83
Total return*	36.35%	7.72%	(1.30%)	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$3,388	$155	$143
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.08%	11.26%	36.17%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.25%	1.25%	1.25%	[4]
Ratio of net investment income (loss) to average net assets	2.59%	1.01%	2.41%	[4]
Portfolio turnover[5]	31.93%	19.60%	10.80%	[3]

1 Commenced operations on November 30, 2015.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

66	matthewsasia.com | 800.789.ASIA

Matthews Asia Focus Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,						Period Ended Dec. 31, 2013[1]
	2017	2016	2015		2014
Net Asset Value, beginning of period	$8.99	$8.69	$10.04		$9.66		$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.13	0.13		0.10		0.05
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	3.21	0.31	(1.33)		0.36		(0.30)
Total from investment operations	3.35	0.44	(1.20)		0.46		(0.25)
Less distributions from:
Net investment income	(0.10)	(0.14)	(0.10)		(0.08)		(0.09)
Net realized gains on investments	—	—	(0.05)		—		—
Total distributions	(0.10)	(0.14)	(0.15)		(0.08)		(0.09)
Paid-in capital from redemption fees	—	—	—	[3]	—	[3]	—	[3]
Net Asset Value, end of period	$12.24	$8.99	$8.69		$10.04		$9.66
Total return*	37.35%	5.05%	(11.96%)		4.77%		(2.48%)	[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$10,708	$5,397	$5,700		$7,148		$2,118
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.27%	2.29%	1.91%		1.94%		3.32%	[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.25%	1.25%	1.25%		1.31%		1.50%	[5]
Ratio of net investment income (loss) to average net assets	1.28%	1.37%	1.30%		0.96%		0.79%	[5]
Portfolio turnover[6]	28.42%	21.10%	23.60%		24.12%		16.23%	[4]

1 Commenced operations on April 30, 2013.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 Not annualized.

5 Annualized.

6 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	67

Matthews Asia Growth Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$21.19	$21.24	$21.19		$21.26		$18.08
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.10	0.16		0.16		0.15
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	8.20	0.13	(0.11)		0.19		3.39
Total from investment operations	8.29	0.23	0.05		0.35		3.54
Less distributions from:
Net investment income	(0.21)	(0.28)	—		(0.42)		(0.36)
Net realized gains on investments	(1.82)	—	—		—		—
Total distributions	(2.03)	(0.28)	—		(0.42)		(0.36)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$27.45	$21.19	$21.24		$21.19		$21.26
Total return*	39.64%	1.06%	0.24%		1.63%		19.63%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$296,253	$195,949	$249,886		$287,262		$227,852
Ratio of expenses to average net assets	0.93%	0.96%	0.91%		0.91%		0.93%
Ratio of net investment income (loss) to average net assets	0.35%	0.47%	0.72%		0.74%		0.73%
Portfolio turnover[3]	23.19%	13.61%	29.51%		22.24%		10.77%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

68	matthewsasia.com | 800.789.ASIA

Matthews Pacific Tiger Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016	2015		2014		2013
Net Asset Value, beginning of year	$22.90		$23.52	$26.56		$24.97		$24.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22		0.16	0.44		0.18		0.21
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	8.95		(0.14)	(0.80)		2.82		0.71
Total from investment operations	9.17		0.02	(0.36)		3.00		0.92
Less distributions from:
Net investment income	(0.22)		(0.17)	(0.47)		(0.18)		(0.20)
Net realized gains on investments	(0.22)		(0.47)	(2.21)		(1.23)		(0.16)
Total distributions	(0.44)		(0.64)	(2.68)		(1.41)		(0.36)
Paid-in capital from redemption fees	—	[2]	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$31.63		$22.90	$23.52		$26.56		$24.97
Total return*	40.17%		0.03%	(1.15%)		12.03%		3.78%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$6,389,242		$4,207,508	$3,964,547		$5,049,643		$4,679,039
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.91%		0.91%	0.91%		0.92%		0.92%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.89%		0.90%	0.89%		0.91%		0.92%
Ratio of net investment income (loss) to average net assets	0.80%		0.65%	1.61%		0.68%		0.83%
Portfolio turnover[3]	9.18%		5.73%	12.56%		11.38%		7.73%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	69

Matthews Asia ESG Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period Ended Dec. 31, 2015[1]
	2017	2016
Net Asset Value, beginning of period	$8.92	$9.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.09	0.05
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.95	(0.19)	(0.77)
Total from investment operations	3.03	(0.10)	(0.72)
Less distributions from:
Net investment income	(0.29)	(0.15)	(0.11)
Net realized gains on investments	(0.16)	—	—
Total distributions	(0.45)	(0.15)	(0.11)
Net Asset Value, end of period	$11.50	$8.92	$9.17
Total return*	34.11%	(1.16%)	(7.14%)	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$7,359	$3,382	$1,686
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.46%	3.36%	8.90%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.25%	1.25%	1.25%	[4]
Ratio of net investment income (loss) to average net assets	0.71%	0.97%	0.75%	[4]
Portfolio turnover[5]	28.82%	16.10%	21.72%	[3]
1 Commenced operations on April 30, 2015.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

70	matthewsasia.com | 800.789.ASIA

Matthews Emerging Asia Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,							Period Ended Dec. 31, 2013[1]
	2017		2016	2015		2014
Net Asset Value, beginning of period	$13.22		$11.29	$11.60		$9.92		$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.10		0.21	0.07		0.06		0.01
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.37		1.99	(0.34)		1.69		(0.07)
Total from investment operations	2.47		2.20	(0.27)		1.75		(0.06)
Less distributions from:
Net investment income	(0.07)		(0.15)	(0.01)		(0.07)		—	[3]
Net realized gains on investments	(0.05)		(0.13)	(0.03)		—		—
Return of capital	—		—	—		—		(0.02)
Total distributions	(0.12)		(0.28)	(0.04)		(0.07)		(0.02)
Paid-in capital from redemption fees	—	[3]	0.01	—	[3]	—	[3]	—	[3]
Net Asset Value, end of period	$15.57		$13.22	$11.29		$11.60		$9.92
Total return*	18.70%		19.61%	(2.33%)		17.68%		(0.55%)	[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$275,233		$95,724	$55,278		$21,350		$2,017
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.52%		1.62%	1.57%		1.59%		2.21%	[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.25%		1.25%	1.25%		1.33%		1.75%	[5]
Ratio of net investment income (loss) to average net assets	0.70%		1.72%	0.65%		0.55%		0.19%	[5]
Portfolio turnover[6]	7.74%		34.90%	12.14%		8.21%		1.66%	[4]

1 Commenced operations on April 30, 2013.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 Not annualized.

5 Annualized.

6 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	71

Matthews Asia Innovators Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,				Period Ended Dec. 31, 2013[1]
	2017	2016	2015	2014
Net Asset Value, beginning of period	$10.14	$12.34	$13.61	$12.58	$10.09
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	(0.02)	0.03	0.04
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.33	(1.08)	0.63	1.17	2.48
Total from investment operations	5.34	(1.07)	0.61	1.20	2.52
Less distributions from:
Net investment income	(0.26)	—	—	(0.09)	(0.03)
Net realized gains on investments	(0.96)	(1.13)	(1.88)	(0.08)	—
Total distributions	(1.22)	(1.13)	(1.88)	(0.17)	(0.03)
Net Asset Value, end of period	$14.26	$10.14	$12.34	$13.61	$12.58
Total return*	53.18%	(8.92%)	4.63%	9.54%	24.99%	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$30,957	$16,545	$36,770	$61,088	$49,236
Ratio of expenses to average net assets	1.05%	1.01%	0.97%	0.95%	1.00%	[5]
Ratio of net investment income (loss) to average net assets	0.06%	0.06%	(0.16%)	0.21%	0.56%	[5]
Portfolio turnover[4]	66.51%	92.25%	72.85%	62.99%	62.04%	[3]

1 Institutional Class commenced operations on April 30, 2013.

2 Calculated using the average daily shares method.

3 Not annualized.

4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

5 Annualized.

72	matthewsasia.com | 800.789.ASIA

Matthews China Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016[1]		2015[1]		2014[1]		2013
Net Asset Value, beginning of year	$15.44	$18.39		$21.44		$22.81		$23.45
Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.22		0.25		0.28		0.26
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	8.84	(1.03)		0.27		(1.25)		1.36
Total from investment operations	9.05	(0.81)		0.52		(0.97)		1.62
Less distributions from:
Net investment income	(0.40)	(0.28)		(0.24)		(0.30)		(0.31)
Net realized gains on investments	(1.92)	(1.29)		(3.33)		(0.10)		(1.95)
Return of capital	—	(0.57)		—		—		—
Total distributions	(2.32)	(2.14)		(3.57)		(0.40)		(2.26)
Paid-in capital from redemption fees	—	—	[3]	—	[3]	—	[3]	—	[3]
Net Asset Value, end of year	$22.17	$15.44		$18.39		$21.44		$22.81
Total return*	59.71%	(5.06%)		2.50%		(4.22%)		6.97%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$61,975	$15,874		$24,276		$52,478		$117,678
Ratio of expenses to average net assets	0.93%	1.03%		0.99%		0.95%		0.91%
Ratio of net investment income (loss) to average net assets	0.99%	1.32%		1.09%		1.27%		1.13%
Portfolio turnover[4]	78.74%	83.82%		66.22%		10.23%		6.29%

1 Consolidated Financial Highlights.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	73

Matthews India Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015	2014	2013
Net Asset Value, beginning of year	$25.77	$26.49	$26.49	$16.31	$17.53
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	0.04	0.01	0.09	0.10
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	9.29	(0.30)	0.26	10.29	(1.11)
Total from investment operations	9.26	(0.26)	0.27	10.38	(1.01)
Less distributions from:
Net investment income	(0.03)	—	(0.06)	(0.08)	(0.21)
Net realized gains on investments	(0.49)	(0.46)	(0.23)	(0.14)	(0.01)
Total distributions	(0.52)	(0.46)	(0.29)	(0.22)	(0.22)
Paid-in capital from redemption fees	—	—	0.02	0.02	0.01
Net Asset Value, end of year	$34.51	$25.77	$26.49	$26.49	$16.31
Total return*	36.05%	(1.00%)	1.12%	63.80%	(5.67%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$788,388	$551,202	$353,879	$109,331	$3,234
Ratio of expenses to average net assets	0.89%	0.91%	0.90%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets	(0.08%)	0.16%	0.02%	0.38%	0.61%
Portfolio turnover[2]	16.81%	15.76%	9.51%	14.86%	8.70%

1 Calculated using the average daily shares method.

2 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

74	matthewsasia.com | 800.789.ASIA

Matthews Japan Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016		2015		2014	2013
Net Asset Value, beginning of year	$18.86	$19.00		$15.71		$16.20	$12.26
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.10		0.05		0.09	0.06
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	6.14	—	[2]	3.24		(0.50)	4.12
Total from investment operations	6.24	0.10		3.29		(0.41)	4.18
Less distributions from:
Net investment income	(0.21)	(0.19)		—		(0.09)	(0.26)
Net realized gains on investments	(0.73)	(0.05)		—		—	—
Total distributions	(0.94)	(0.24)		—		(0.09)	(0.26)
Paid-in capital from redemption fees	—	—		—	[2]	0.01	0.02
Net Asset Value, end of year	$24.16	$18.86		$19.00		$15.71	$16.20
Total return*	33.23%	0.51%		20.94%		(2.47%)	34.27%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$1,957,214	$1,302,317		$618,583		$154,750	$59,702
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.87%	0.88%		0.87%		0.90%	0.96%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.86%	0.88%		0.87%		0.90%	0.96%
Ratio of net investment income (loss) to average net assets	0.46%	0.54%		0.28%		0.58%	0.41%
Portfolio turnover[3]	44.34%	55.15%		24.19%		42.52%	22.72%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	75

Matthews Korea Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$5.27	$6.18	$5.68		$5.96		$5.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	(0.02)	0.02		0.05		—	[2]
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	2.21	(0.37)	0.83		(0.08)		0.56
Total from investment operations	2.31	(0.39)	0.85		(0.03)		0.56
Less distributions from:
Net investment income	(0.30)	(0.09)	(0.02)		—		(0.03)
Net realized gains on investments	(0.33)	(0.43)	(0.33)		(0.25)		(0.24)
Total distributions	(0.63)	(0.52)	(0.35)		(0.25)		(0.27)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$6.95	$5.27	$6.18		$5.68		$5.96
Total return*	44.11%	(6.31%)	15.27%		(0.39%)		9.87%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$32,587	$7,462	$59,982		$91,431		$12,283
Ratio of expenses to average net assets	1.01%	0.97%	0.93%		0.93%		0.97%
Ratio of net investment income (loss) to average net assets	1.51%	(0.31%)	0.28%		0.87%		(0.03%)
Portfolio turnover[3]	25.37%	34.73%	20.36%		17.37%		46.20%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

76	matthewsasia.com | 800.789.ASIA

Matthews Asia Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,							Period Ended Dec. 31, 2013[1]
	2017		2016		2015	2014
Net Asset Value, beginning of period	$19.03		$19.40		$21.46	$19.33		$19.44
Income (loss) from investment operations:
Net investment income (loss)[2]	0.07		0.12		0.11	0.15		0.18
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.67		(0.36)		(2.10)	2.10		(0.16)
Total from investment operations	5.74		(0.24)		(1.99)	2.25		0.02
Less distributions from:
Net investment income	(0.15)		(0.13)		(0.08)	(0.12)		(0.13)
Net realized gains on investments	(1.76)		—		—	—		—
Total distributions	(1.91)		(0.13)		(0.08)	(0.12)		(0.13)
Paid-in capital from redemption fees	—	[3]	—	[3]	0.01	—	[3]	—	[3]
Net Asset Value, end of period	$22.86		$19.03		$19.40	$21.46		$19.33
Total return*	30.85%		(1.24%)		(9.23%)	11.65%		0.13%	[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$232,954		$174,962		$222,168	$77,168		$44,769
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.35%		1.34%		1.30%	1.27%		1.25%	[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.25%		1.25%		1.25%	1.26%		1.25%	[5]
Ratio of net investment income (loss) to average net assets	0.34%		0.64%		0.53%	0.70%		1.39%	[5]
Portfolio turnover[6]	67.13%		44.44%		48.29%	21.70%		37.01%	[4]

1 Institutional Class commenced operations on April 30, 2013.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 Not annualized.

5 Annualized.

6 The portfolio turnover rate is calculated on the Fund as a whole for the entire year without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	77

Matthews China Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period Ended Dec. 31, 2017[1]
Net Asset Value, beginning of period	$11.90
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.67
Total from investment operations	0.66
Less distributions from:
Net investment income	(0.13)
Net realized gain on investments	(0.56)
Total distributions	(0.69)
Net Asset Value, end of period	$11.87
Total return*	6.19%	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$476
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.09%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.25%	[4]
Ratios of net investment income (loss) to average net assets	(1.20%)	[4]
Portfolio turnover[5]	67.22%	[3]

1 Institutional Class commenced operations on November 30, 2017.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

78	matthewsasia.com | 800.789.ASIA

Investment Objectives of the Funds

Matthews Asia Funds (the “Trust” or “Matthews Asia Funds”) offers a range of regional and country-specific funds (each a “Fund,” and collectively, the “Funds”) with the following objectives:

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	Long-term capital appreciation with some current income
Matthews Asia Dividend Fund	Total return with an emphasis on providing current income
Matthews China Dividend Fund	Total return with an emphasis on providing current income

ASIA VALUE STRATEGY
Matthews Asia Value Fund	Long-term capital appreciation

ASIA GROWTH STRATEGIES
Matthews Asia Focus Fund	Long-term capital appreciation
Matthews Asia Growth Fund	Long-term capital appreciation
Matthews Pacific Tiger Fund	Long-term capital appreciation
Matthews Asia ESG Fund	Long-term capital appreciation
Matthews Emerging Asia Fund	Long-term capital appreciation
Matthews Asia Innovators Fund	Long-term capital appreciation
Matthews China Fund	Long-term capital appreciation
Matthews India Fund	Long-term capital appreciation
Matthews Japan Fund	Long-term capital appreciation
Matthews Korea Fund	Long-term capital appreciation

ASIA SMALL COMPANY STRATEGIES
Matthews Asia Small Companies Fund	Long-term capital appreciation
Matthews China Small Companies Fund	Long-term capital appreciation

Fundamental Investment Policies

The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The manner in which Matthews International Capital Management, LLC, the investment advisor to each Fund (“Matthews”), attempts to achieve each Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”) (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Matthews’ Investment Approach

Principal Investment Strategies

The principal investment strategies for each Fund are described in the Fund Summary for each Fund.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

MATTHEWS’ INVESTMENT APPROACH	79

THE ASIA PACIFIC REGION IS DIVIDED INTO THE FOLLOWING GROUPS:

ASIA

Consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region

ASIA EX JAPAN

Includes all countries and markets in Asia excluding Japan

ASIA PACIFIC

Includes all countries and markets in Asia plus all countries and markets in the Pacific region, including Australia and New Zealand

In seeking to achieve the investment objectives for the Funds, Matthews also employs the investment approach and other principal investment strategies as described below.

Matthews invests in the Asia Pacific region (as defined on page 80) based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objective.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

T	Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

T	Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

T	Matthews generally does not hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

T	Matthews constructs portfolios with long investment horizons—typically five to 10 years.

Matthews Is an Active Investor with Strong Convictions

T	Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

T	Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.

T	Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.

T	Matthews believes that investors benefit in the long term when the Funds are fully invested, subject to market conditions and a Fund’s particular investment objective.

80	matthewsasia.com | 800.789.ASIA

Matthews Is a Fundamental Investor

T	Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

T	Matthews may also consider factors such as:
–	Management: Does management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?
–	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

T	Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Matthews Focuses on Individual Companies

T	Matthews develops views about the course of growth in the region over the long term.

T	Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

T	Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

T	Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share). Except with respect to the Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund, a company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds. Please note the Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund invest at least 80% of their assets in Small Companies, as defined in each respective Fund Summary.

Non-Principal Investment Strategies

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

MATTHEWS’ INVESTMENT APPROACH	81

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment.

For additional information about strategies and risks, see individual Fund descriptions in the Fund Summary for each Fund and the Funds’ SAI. The SAI is available to you free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the website of the Securities and Exchange Commission (the “SEC”) at sec.gov and access the EDGAR database.

Risks of Investing in the Funds

The main risks associated with investing in the Funds are described below and in the Fund Summaries at the front of this prospectus. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value per share (“NAV”) of that Fund will decline, and investors may lose some or all of the value of their investments.

Foreign securities held by the Funds may be traded on days and at times when the New York Stock Exchange (the “NYSE”) is closed, and the NAVs of the Funds are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAVs, see page 98.

Your investment in the Funds is exposed to different risks, many of which are described below. Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (typically five years or longer), so that you can better manage volatility in a Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including a Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Funds’ NAVs and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s NAV (see page 98).

Principal Risks

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter, or to predict the duration of these events. These conditions could prevent the Funds from successfully executing their investment strategies, result in future declines in the market values of the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

Preferred Stocks

Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

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Convertible Securities

As part of their investment strategies, the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, and Matthews China Dividend Fund, and the other Funds to a lesser extent, may invest in convertible preferred stocks, bonds and debentures of any maturity, and in those that are unrated, or would be below investment grade if rated. Convertible securities may, under specific circumstances, be converted into the common or preferred stock of the issuing company, and may be denominated in U.S. dollars, euros or a local currency. The value of convertible securities varies with a number of factors, including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

The risks of convertible bonds and debentures include repayment risk and interest rate risk. Repayment risk is the risk that a borrower does not repay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default” and could result in losses for a Fund. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it.

Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities

Each of the Funds, including the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (each of which seek to provide current income), may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance. The inclusion of Passive Foreign Investment Companies (“PFICs”) in the portfolio can result in higher variability—both negatively and positively—in the income distribution.

Risks Associated with Smaller and Medium-Size Companies

The Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund invest in securities of smaller companies, and each of the other Funds may invest in securities of smaller and medium-size companies. Smaller and medium-size companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller and medium-size companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller and medium-size companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. Both of these factors may dilute the holdings, or otherwise adversely impact the rights of a Fund and smaller shareholders in corporate governance or corporate actions. Smaller and medium-size companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds may have more difficulty obtaining information about smaller and medium-size companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller and medium-size companies may trade less frequently and in lesser volume than more widely held securities, and securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and medium-size companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and medium-size companies to changing economic conditions. For these and other reasons, the value of securities of smaller and medium-size companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies

The Funds, and the Matthews Emerging Asia Fund in particular, may invest in the securities of micro-cap companies. Investments in micro-cap companies are subject to the same

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types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even greater for micro-cap companies because they often have even narrower markets, fewer product lines and/or more limited managerial and financial resources than those of smaller companies. Micro-cap companies may be newly formed or in the early stages of development, with limited or no product lines or markets. They may also lack significant institutional ownership and may have cyclical, static or only moderate growth prospects. Public information available about these companies may be scarce, and it may take a long time before a gain, if any, on an investment in a micro-cap company may be realized.

Certain Risks of Fixed-Income Securities

The Matthews Asian Growth and Income Fund and Matthews Asia ESG Fund may invest in fixed-income securities (including high-yield securities) as a principal strategy. The other Funds invest in fixed-income securities to a lesser extent.

The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk

Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an investment and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

Interest Rate Risk

Interest rate risk refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including, without limitation, the index chosen, frequency of reset and reset caps or floors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

High-Yield Securities

Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard and Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”), and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. High-yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks and may be less liquid than higher-rated securities.

High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or a period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). Issuers of securities in default may fail to resume principal and interest payments, in which case a Fund may lose its entire investment. Funds that invest in junk bonds may also be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.

Risks Associated with Investing in Innovative Companies

The standards for assessing innovative companies in which the Matthews Asia Innovators Fund invests tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The definition of innovators can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors.

Risks of Investing in Science and Technology Companies

Each of the Funds may, and the Matthews Asia Innovators Fund will, invest in securities of science and technology companies. Such companies may face special risks because their products or services may not prove to be commercially successful and may be affected by rapid product changes and associated developments. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. Such companies are also often subject to governmental regulation and greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movements of science and technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volatile than stocks of other types of companies. These factors may also affect the profitability of science and technology companies and therefore the value of their securities. Accordingly, the NAV of a Fund may be more volatile, especially over the short term as a result of such Fund’s investments in science and technology companies. These risks are especially important when considering an

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investment in the Matthews Asia Innovators Fund, which focuses on the science and technology sectors. The Matthews Asia Innovators Fund is less diversified than stock funds investing in a broader range of sectors and, therefore, could experience significant volatility, and the movements in its NAV will follow the science and technology sectors, as opposed to the general movement of the economies of the countries where the companies are located.

Value Stock Risk

Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Responsible Investing Risk

Since the Matthews Asia ESG Fund takes into consideration ESG factors in making its investment decisions, it may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. Generally, the Matthews Asia ESG Fund’s consideration of ESG factors may affect its exposure to certain issuers, industries, sectors, regions or countries and may impact its relative investment performance—positively or negatively—depending on whether such investments are in or out of favor in the market. The ESG factors used in the Matthews Asia ESG Fund’s investment process will likely make it perform differently from a fund that relies solely or primarily on financial metrics. Although an investment by the Matthews Asia ESG Fund in a company may satisfy one or more ESG standards in the view of the portfolio managers, that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

Financial Services Sector Risk

Certain of the Funds may invest a significant portion of their assets in the financial services sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include real estate investment trusts (“REITs”)). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Industrial Sector Risk

Certain of the Funds may invest a significant portion of their assets in the industrial sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Consumer Discretionary Sector Risk

Certain of the Funds may invest a significant portion of their assets in the consumer discretionary sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall local and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Regional and Country Risks

In addition to the risks discussed above and elsewhere in this prospectus, there are specific risks associated with investing in the Asia Pacific region, including the risk of severe economic, political or military disruption. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Many Asia Pacific countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole. In addition, some countries in the region are competing to claim or develop regional supplies of

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energy and other natural resources. This competition could lead to economic, political or military instability or disruption. Any military action or other instability could adversely impact the ability of the Fund to achieve its investment objective.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the developments in global credit and equity markets in 2008 and 2009, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.- based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., the adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets), the governments of these countries may be more unstable and more likely to impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging and frontier market countries may also impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging market countries may also impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters (including earthquakes and tsunamis), or adverse changes in climate or weather. The risks of such phenomena and resulting social, political, economic and environmental damage (including nuclear pollution) cannot be quantified. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

There are specific risks associated with a Fund’s concentration of its investments in a country or group of countries within the Asia Pacific region. Provided below are risks of investing in various countries within the Asia Pacific region and are principal risks of a Fund to the extent such Fund’s portfolio is concentrated in such country or countries.

China, Hong Kong, Macau and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or by taking other similar actions. Such actions could adversely impact the Funds’ ability to achieve their investment objectives and could result in the Funds limiting or suspending shareholder redemptions privileges (as legally permitted, see Selling (Redeeming) Shares, page 101).

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations

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with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.

In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Funds’ investments.

Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the U.S. and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Macau. Although Macau is a Special Administrative Region (SAR) of China, it maintains a high degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Other Asian Countries

Bangladesh. Bangladesh is facing many economic hurdles, including weak political institutions, poor infrastructure, lack of privatization of industry and a labor force that has outpaced job growth in the country. High poverty and inflationary tensions may cause social unrest, which could weigh negatively on business sentiment and capital investment. Bangladesh’s developing capital markets rely primarily on domestic investors. The recent overheating of the stock market and subsequent correction underscored weakness in capital markets and regulatory oversight. Corruption remains a serious impediment to investment and economic growth in Bangladesh, and the country’s legal system makes debt collection unpredictable, dissuading foreign investment. Bangladesh is geographically located in a part of the world that is historically prone to natural disasters and is economically sensitive to environmental events.

Cambodia. Cambodia is experiencing a period of political stability and relative peace following years of violence under the Khmer Rouge regime. Despite its recent growth and stability, Cambodia faces risks from a weak infrastructure (particularly power generation capacity and the high cost of electric power), a poorly developed education system, inefficient bureaucracy and charges of government corruption. Very low foreign exchange reserves make Cambodia vulnerable to sudden capital flight, and the banking system suffers from a lack of oversight and very high dollarization. Further, destruction of land-ownership records during the Khmer Rouge regime has resulted in numerous land disputes, which strain the country’s institutional capacity and threaten violence and demonstrations.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and

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less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a developing banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Laos. Laos is a poor, developing country ruled by an authoritarian, Communist, one-party government. It is politically stable, with political power centralized in the Lao People’s Revolutionary Party. Laos’ economic growth is driven largely by the construction, mining and hydroelectric sectors. However, the increased development of natural resources could lead to social imbalances, particularly in light of Laos’ underdeveloped health care and education systems. Laos is a poorly regulated economy with limited rule of law. Corruption, patronage and a weak legal system threaten to slow economic development. Another major risk for Laos is the stability of its banks, which, despite the significant credit growth since 2009, are under-capitalized and inadequately supervised.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Mongolia. Mongolia has experienced political instability in conjunction with its election cycles. Mongolian governments have had a history of cycling favorable treatment among China, Russia, Japan, the United States and Europe and may at any time abruptly change current policies in a manner adverse to investors. In addition, assets in Mongolia may be subject to nationalization, requisition or confiscation (whether legitimate or not) by any government authority or body. Government corruption and inefficiencies are also a problem. Mongolia’s unstable economic policies and regulations towards foreign investors threaten to impede necessary growth of production capacity. Additionally, the Mongolian economy is extremely dependent on the price of minerals and Chinese demand for Mongolian exports.

Myanmar. Myanmar (formerly Burma) is emerging from nearly half a century of isolation under military rule and from the gradual suspension of sanctions imposed for human rights violations. However, Myanmar struggles with rampant corruption, poor infrastructure (including basic infrastructure, such as transport, telecoms and electricity), ethnic tensions, a shortage of technically proficient workers and a dysfunctional bureaucratic system. Myanmar has no established corporate

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bond market or stock exchange and has a limited banking system. Additionally, despite democratic trends and progress on human rights, Myanmar’s political situation remains fluid, and there remains the possibility of reinstated sanctions.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Ongoing border disputes with India may result in armed conflict between the two nations, and Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of international support, which may be significantly reduced or terminated in response to changes in the political leadership of Pakistan. Pakistan faces a wide range of other economic problems and risks, such as the uncertainty over the privatization efforts, the substantial natural resource constraints it is subject to, its large budgetary and current account deficits as well as trade deficits, its judicial system that is still developing and widely perceived as lacking transparency, and inflation.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

South Korea. Investing in South Korean securities has special risks, including those related to political, economic and social instability and the potential for increased militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have largely been suspended, although there is no guarantee that such controls will not be re-imposed. However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. However, some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises, and for most of the private enterprises, a majority of the equity is owned by employees and management boards and on average more than one-third of the equity is owned by the government with only a small percentage of the equity being owned by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies and has in the past imposed arbitrary repatriation taxes on foreign owners. Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies). Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

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Additional Risks

The following additional or non-principal risks also apply to investments in the Funds.

Other Asia Pacific Countries

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

New Zealand. New Zealand is generally considered to be a developed market, and investments in New Zealand generally do not have risks associated with them that are present with investments in developing or emerging markets. The health of the economy is strongly tied to commodity exports and has historically been vulnerable to global slowdowns. New Zealand is a country heavily dependent on free trade, particularly in agricultural products. This makes New Zealand particularly vulnerable to international commodity prices and global economic slowdowns. Its principal export industries are agriculture, horticulture, fishing and forestry.

Papua New Guinea. Papua New Guinea is a small country that faces challenges in maintaining political stability. Papua New Guinea’s newly elected government promises reforms to address rampant corruption and revolving-door politics, but the success of these efforts remains to be seen. Other challenges facing Papua New Guinea include providing physical security for foreign investors, regaining investor confidence, restoring integrity to state institutions, privatizing state institutions and maintaining good relations with Australia. Exploitation of Papua New Guinea’s natural resources is limited by terrain, land tenure issues and the high cost of developing infrastructure. Papua New Guinea has several thousand distinct and heterogeneous indigenous communities, which create additional challenges in dealing with tribal conflicts, some of which have been going on for millennia.

U.S. Securities

Certain Funds invest to a limited extent in stocks issued by U.S. companies. U.S. stocks have certain risks similar to equity securities issued in other countries, such as declines in value over short or extended periods as a result of changes in a company’s financial condition or the overall market as well as economic and political conditions. Although U.S. stocks have enjoyed many years of favorable returns, they have more recently experienced volatility based on political and economic events such as trade disputes. In addition, expected interest rate increases in the U.S. may adversely affect stocks.

Investment in a Smaller Number of Companies or Industries

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be more sensitive to adverse social, political, economic or regulatory developments than funds whose portfolios are more diversified. Events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Funds, and the Funds’ performance may be more volatile than that of funds that invest globally.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time (but not other risks, including market risks). Credit ratings are determined by rating organizations, such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), based on their view of past and potential developments related to an issuer (or security). Such potential developments may not reflect actual developments and a rating organization’s evaluation may be incomplete or inaccurate. For a further description of credit ratings, see “Appendix: Bond Ratings” in the Funds’ SAI.

Passive Foreign Investment Companies (“PFICs”)

The Funds may invest in PFICs. Investments in PFICs may subject the Funds to taxes and interest charges that cannot be avoided, or that can be avoided only through complex methods that may have the effect of imposing a less favorable tax rate or accelerating the recognition of gains and payment of taxes.

Initial Public Offerings (“IPOs”)

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds or may be available only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on the Fund’s performance than when it is larger. The Funds’ portfolio managers are permitted to engage in short-term trading of IPOs. Although IPO investments have had a positive impact on the performance of some Funds, there can be no assurance that a Fund will have favorable IPO investment opportunities in the future or that a Fund’s investments in IPOs will have a positive impact on its performance.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors. Investors who hold shares of the Funds for the short term, including market-timers, may harm the Funds and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing a Fund to incur additional costs, which are borne by non-redeeming shareholders. Certain Funds attempt to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Funds attempt

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to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when each Fund’s NAV is calculated. See page 102 for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

Investment in China A Shares

Matthews has applied for and received a license as a Qualified Foreign Institutional Investor from the China Securities Regulatory Commission and has been allocated by the State Administration of Foreign Exchange (“SAFE”) of China a quota (the “QFII Quota”), which represents the initial amount that Matthews may invest in stocks of Chinese companies listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange and traded and denominated in the currency of China, the renminbi (“China A Shares”) on behalf of clients whose portfolios it manages, including for this purpose any series, sub-fund, sleeve, or other sub-account of such client (each an “A Share Investor”). Matthews has, and may periodically request, increases in its quota. To date SAFE has granted Matthews’ requests for quota increases, but there is no assurance that SAFE will continue to do so. Once the QFII Quota available as of any relevant time has been invested, there can be no assurance that any additional QFII Quota will become available. For a further discussion of China A Shares and risks associated with investing in China A Shares, see “China A Shares” in the Funds’ SAI.

Under Chinese law, Matthews, as holder of the QFII Quota is required to maintain custody of China A Share assets held as part of the QFII Quota with a local custodian in its own name for the benefit of the A Share Investors (the “A Share Account”). In addition, the local Chinese custodian will maintain, on its books and records, a sub-account on behalf of each A Share Investor with respect to the China A Share assets held by each individual A Share Investor.

Matthews has agreed with each A Share Investor that Matthews has and shall have no beneficial interest in such China A Share assets and that they belong exclusively to the individual A Share Investors in whose name they are held on the books and records of the Chinese custodian. In addition, each A Share Investor has agreed that such A Share Investor has an interest solely in the China A Share assets held through the QFII Quota that are registered in its name on the books and records of the Chinese custodian, and that they have no interest in any China A Share assets held on the books and records of the Chinese custodian in the name of any other A Share Investor.

A Share Investors, including the Funds, bear the costs of maintaining their sub-account on the books and records of the Chinese custodian, as well as their share of the costs of maintaining the A Share Account.

Although China A Shares generally trade in liquid markets, because of the repatriation limitations imposed by the Chinese government, a Fund’s investment in China A Shares may be illiquid and subject to the Fund’s policy of investing no more than 15% of its net assets in illiquid securities.

RISKS OF INVESTING IN THE FUNDS	91

Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789.ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an Investment Advisory Agreement dated as of February 1, 2016, as most recently amended effective April 29, 2016, between Matthews and the Trust on behalf of the Funds (and as amended from time to time, the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to the Services Agreement (as defined below).

Pursuant to the Advisory Agreement, the Funds, other than the Matthews Emerging Asia Fund, the Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund (such Funds collectively, the “Family-Priced Funds”), in the aggregate, pay Matthews 0.75% of the aggregate average daily net assets of the Family-Priced Funds up to $2 billion, 0.6834% of the aggregate average daily net assets of the Family-Priced Funds over $2 billion up to $5 billion, 0.65% of the aggregate average daily net assets of the Family-Priced Funds over $5 billion up to $25 billion, 0.64% of the aggregate average daily net assets of the Family-Priced Funds over $25 billion up to $30 billion, 0.63% of the aggregate average daily net assets of the Family-Priced Funds over $30 billion up to $35 billion, 0.62% of the aggregate average daily net assets of the Family-Priced Funds over $35 billion up to $40 billion, 0.61% of the aggregate average daily net assets of the Family-Priced Funds over $40 billion up to $45 billion, and 0.60% of the aggregate average daily net assets of the Family-Priced Funds over $45 billion. The Family-Priced Funds shall pay to Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on such Funds’ average daily net asset value for the month.

Pursuant to the Advisory Agreement, each of the Matthews Emerging Asia Fund, the Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund pays Matthews a fee equal to 1.00% of its average daily net assets up to $1 billion and 0.95% of its average daily net assets over $1 billion. Each of the Matthews Emerging Asia Fund, the Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund shall pay to Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on such Fund’s average daily net asset value for the month.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2017.

For the fiscal year ended December 31, 2017, the Funds paid investment management fees to Matthews as follows (as a percentage of average net assets):

Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asia Value Fund, Matthews Asia Focus Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia ESG Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund	0.66%
Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund, Matthews China Small Companies Fund	1.00%

Matthews may delegate certain portfolio management activities with respect to one or more Funds to a wholly owned subsidiary based outside of the United States. Any such sub-advisor would enter into a sub-advisory agreement with Matthews related to the affected Fund, and Matthews would remain fully responsible for the sub-advisory services as if Matthews had performed the services directly. Any delegation of services in this manner would not increase the fees or expenses paid by the Fund, and would normally be used only where a portfolio manager or other key professional is located in the country where the subsidiary is based. The Board would approve any sub-advisory agreement.

Pursuant to an administration and shareholder services agreement dated as of August 13, 2004, as most recently amended effective April 29, 2016 (and as amended from time to time, the “Services Agreement”), the Matthews Asia Funds in the aggregate pay Matthews 0.25% of the aggregate average daily net assets of the Matthews Asia Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Matthews Asia Funds over $2 billion up to $5 billion, 0.15% of the aggregate average daily net assets of the Matthews Asia Funds over $5 billion up to $7.5 billion, 0.125% of the aggregate average daily net assets of the Matthews Asia Funds over $7.5 billion up to $15 billion, 0.11% of the aggregate average daily net assets of the Matthews Asia Funds over $15 billion up to $22.5 billion, 0.10% of the aggregate average daily net assets of the Matthews Asia Funds over $22.5 billion up to $25 billion, 0.09% of the aggregate average daily net assets of the Matthews Asia Funds over $25 billion up to $30 billion, 0.08% of the aggregate average daily net assets of the Matthews Asia Funds over $30 billion up to $35 billion, 0.07% of the aggregate average daily net assets of the Matthews Asia Funds over $35 billion up to $40 billion, 0.06% of the aggregate average daily net assets of the Matthews Asia Funds over $40 billion up to $45 billion, and 0.05% of the aggregate average daily net assets of the Matthews Asia Funds

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over $45 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Matthews Asia Funds and current shareholders of the Matthews Asia Funds, including overseeing the activities of the Matthews Asia Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Matthews Asia Funds’ net asset values; overseeing each Matthews Asia Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Matthews Asia Funds’ third-party administrator and other parties for Board meetings; coordinating and executing fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Matthews Asia Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Matthews Asia Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Matthews Asia Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Pursuant to an operating expenses agreement, dated as of November 4, 2003, as most recently amended effective November 30, 2017 (and as amended from time to time, the “Operating Expenses Agreement”), for all Funds, Matthews has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (e.g., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class.

In turn, if a Fund’s expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of such fee waiver and/or expense reimbursement, or (ii) the expense limitation in effect at the time of recoupment. For each Fund, this agreement will continue through at least April 30, 2019 and may be extended for additional periods not exceeding one year, and may be terminated at any time by the

Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), effective as of September 1, 2014, as amended from time to time, between the Trust, on behalf of the Family-Priced Funds, and Matthews, for each Family-Priced Fund, Matthews has contractually agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates under the Advisory Agreement and the Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Matthews may not recoup fees waived pursuant to the Fee Waiver Agreement. The Board has approved the Fee Waiver Agreement for an additional one-year term through April 30, 2019 and may terminate the agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date.

Pursuant to an amended and restated intermediary platform fee subsidy letter agreement (the “Subsidy Agreement”), effective March 1, 2015, between the Trust, on behalf of the Matthews Asia Funds, and Matthews, with respect to each intermediary platform that charges the Matthews Asia Funds 10 basis points (0.10%) or more for services provided with respect to Institutional Class shares of the Matthews Asia Funds through such platform, Matthews has voluntarily agreed to reimburse the Institutional Class of the Matthews Asia Funds a portion of those service fees in an amount equal to 2 basis points (0.02%), and with respect to each intermediary platform that charges the Matthews Asia Funds 5 basis points (0.05%) or more but less than 10 basis points (0.10%) for the offer and sale of Institutional Class shares of the Matthews Asia Funds through such platform, Matthews has voluntarily agreed to reimburse the Institutional Class of the Matthews Asia Funds a portion of those service fees in an amount equal to 1 basis point (0.01%). Matthews may not recoup amounts reimbursed pursuant to the Subsidy Agreement. The Subsidy Agreement may be terminated at any time by the Board upon 60 days’ written notice to Matthews, or by Matthews upon 60 days’ written notice to the Board.

Each Fund also offers Investor Class shares. Investor Class shares have different expenses which will result in different performance than Institutional Class shares. Shares of the two classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class.

MANAGEMENT OF THE FUNDS	93

Portfolio Managers

Each of the Funds is managed by one or more Lead Managers, who are supported by and consult with, for most of the Funds, one or more Co-Managers. A Lead Manager of a Fund is primarily responsible for its day-to-day investment management decisions.

ROBERT J. HORROCKS, PhD
Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. He manages the firm’s Asian Growth and Income Strategy and co-manages the Asia Dividend and Asia ex Japan Dividend Strategies. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom and is fluent in Mandarin. Robert has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2009 and of the Matthews Asia Dividend Fund since 2013.	Lead Manager Matthews Asian Growth and Income Fund Co-Manager Matthews Asia Dividend Fund

KENICHI AMAKI
Kenichi Amaki is a Portfolio Manager at Matthews. He manages the firm’s Japan Strategy and co-manages the China Small Companies Strategy. Prior to joining the firm in 2008 as a Research Analyst, he was an investment officer for a family trust based in Monaco, researching investment opportunities primarily in Japan. From 2001 to 2004, he worked on the International Pension Fund Team at Nomura Asset Management in Tokyo, Japan. Kenichi received a B.A. in Law from Keio University in Japan and an M.B.A. from the University of California, Berkeley, and is fluent in Japanese. Kenichi has been a Portfolio Manager of the Matthews Japan Fund since 2010 and of the Matthews China Small Companies Fund since 2015.	Lead Manager Matthews Japan Fund Co-Manager Matthews China Small Companies Fund

SUNIL ASNANI
Sunil Asnani is a Portfolio Manager at Matthews. He manages the firm’s India Strategy and co-manages the Asia Innovators Strategy. Prior to joining the firm in 2008 as a Research Analyst, he was a Senior Associate in the Corporate Finance and Strategy practice for McKinsey & Company in New York. In 2006, Sunil earned his M.B.A. from the Wharton School of the University of Pennsylvania. From 1999 to 2004, he served in various capacities, including as Superintendent of Police, for the Indian Police Service in Trivandrum, India. Sunil received a Bachelor of Technology degree from the Indian Institute of Technology in Delhi, India. He is fluent in Sindhi, Hindi and Malayalam. Sunil has been a Portfolio Manager of the Matthews India Fund since 2010 and the Matthews Asia Innovators Fund since 2018.	Lead Manager Matthews India Fund Co-Manager Matthews Asia Innovators Fund

WINNIE CHWANG
Winnie Chwang is a Portfolio Manager at Matthews and co-manages the firm’s China and Asia ESG Strategies. She joined the firm in 2004 and has built her investment career at the firm. Winnie earned an M.B.A. from the Haas School of Business and received her B.A. in Economics with a minor in Business Administration from the University of California, Berkeley. She is fluent in Mandarin and conversational in Cantonese. Winnie has been a Portfolio Manager of the Matthews China Fund since 2014 and of the Matthews Asia ESG Fund since its inception in 2015.	Co-Manager Matthews China Fund Matthews Asia ESG Fund

RAHUL GUPTA
Rahul Gupta is a Portfolio Manager at Matthews and co-manages the firm’s Pacific Tiger Strategy. Prior to joining the firm in 2014, he spent almost a decade at Oaktree Capital Management as a Senior Vice President on the Emerging Market Long Short Equity Fund. In this role, he managed portfolios in the technology, industrial and health care industries. Rahul began his career in 1994 with Citibank, and as a Vice President was responsible for heading the development of new financial products. Rahul earned his M.B.A. from INSEAD in France and was also an exchange student at the Wharton School of the University of Pennsylvania. He received a Bachelor of Technology in Mechanical Engineering from the Indian Institute of Technology in New Delhi. He is fluent in Hindi. Rahul has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2015.	Co-Manager Matthews Pacific Tiger Fund

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MICHAEL B. HAN, CFA
Michael Han is a Portfolio Manager at Matthews and co-manages the firm’s Korea and Asia Value Strategies. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was an Analyst at Luxor Capital Group, researching investment opportunities in Asian markets. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the Matthews Korea Fund since 2008 and of the Matthews Asia Value Fund since its inception in 2015.	Co-Manager Matthews Korea Fund Matthews Asia Value Fund

ROBERT HARVEY, CFA
Robert Harvey is a Portfolio Manager at Matthews and manages the firm’s Emerging Asia Strategy. Prior to joining Matthews in 2012, he was a Senior Portfolio Manager at PXP Vietnam Asset Management from 2009 to 2012, where he focused on Vietnamese equities. Previously, he was a Portfolio Manager on the Global Emerging Markets team at F&C Asset Management in London from 2003 to 2009. Robert started his investment career in 1994 as an Assistant Equity Portfolio Manager with the Standard Bank of South Africa’s asset management division. He received a Bachelor of Commerce in Accountancy and Commercial Law from Rhodes University in South Africa and a Bachelor of Accounting Science in Advanced Management Accounting, Taxation and Auditing at the University of South Africa. Robert has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.	Lead Manager Matthews Emerging Asia Fund

TIFFANY HSIAO, CFA
Tiffany Hsiao is a Portfolio Manager at Matthews. She manages the firm’s China Small Companies Strategy and co-manages the Asia Small Companies and Asia Innovators Strategies. Prior to joining the firm in 2014, she was a Vice President and Research Analyst at Goldman Sachs Investment Partners in Hong Kong and Tokyo from 2007 to 2013. She was responsible for researching Asia Pacific investments, with an emphasis on equities in China. Previously, she spent six years at Franklin Templeton Investments, where she managed the firm’s global communications fund. Tiffany earned her Master of Science and Information Technology from Carnegie Mellon University and received a B.A. in Economics from the University of California, Berkeley. She is fluent in Mandarin and Taiwanese, and conversational in Cantonese. Tiffany has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015, of the Matthews Asia Innovators Fund since 2018 and of the Matthews Asia Small Companies Fund since 2018.	Lead Manager Matthews China Small Companies Fund Co-Manager Matthews Asia Innovators Fund Matthews Asia Small Companies Fund

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews. He manages the firm’s Asia Growth and Emerging Asia Strategies, and co-manages the Japan Strategy. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007, of the Matthews Emerging Asia Fund since its inception in 2013 and of the Matthews Japan Fund since 2006.	Lead Manager Matthews Asia Growth Fund Matthews Emerging Asia Fund Co-Manager Matthews Japan Fund

S. JOYCE LI, CFA
S. Joyce Li is a Portfolio Manager at Matthews and co-manages the firm’s Asia Focus Strategy. Prior to joining the firm in 2016, she was a Portfolio Manager and Principal at Marvin & Palmer Associates, where she co-managed equity investments in the Asia Pacific markets between 2007 and 2016. Joyce started her investment career as a Senior Investment Associate at Wilmington Trust. Joyce received an M.B.A. with honors from the Wharton School of the University of Pennsylvania and a M.S. in Computer Science from the University of Virginia. She is fluent in Mandarin and Cantonese. Joyce has been a Portfolio Manager of the Matthews Asia Focus Fund since 2017.	Co-Manager Matthews Asia Focus Fund

MANAGEMENT OF THE FUNDS	95

KENNETH LOWE, CFA
Kenneth Lowe is a Portfolio Manager at Matthews and manages the firm’s Asia Focus and Asian Growth and Income Strategies. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Matthews Asia Focus Fund since its inception in 2013 and of the Matthews Asian Growth and Income Fund since 2011.	Lead Manager Matthews Asia Focus Fund Matthews Asian Growth and Income Fund

ANDREW MATTOCK, CFA
Andrew Mattock is a Portfolio Manager at Matthews and manages the firm’s China Strategy. Prior to joining the firm in 2015, he was a Fund Manager at Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities. Andrew holds a Bachelor of Business majoring in Accounting from ACU. He began his career at PricewaterhouseCoopers and qualified as a Chartered Accountant. Andrew has been a Portfolio Manager of the Matthews China Fund since 2015.	Lead Manager Matthews China Fund

PEEYUSH MITTAL
Peeyush Mittal is a Portfolio Manager at Matthews and co-manages the firm’s India Strategy. Prior to joining the firm in 2015, he spent over three years at Franklin Templeton Asset Management India, most recently as a Senior Research Analyst. Previously, he was with Deutsche Asset & Wealth Management New York, from 2009 to 2011, researching U.S. and European stocks in the industrials and materials sectors. Peeyush began his career in 2003 with Scot Forge as an Industrial Engineer, and was responsible for implementing Lean Manufacturing systems on the production shop floor. Peeyush earned his M.B.A from The University of Chicago Booth School of Business. He received a Master of Science in Industrial Engineering from The Ohio State University and received a Bachelor of Technology in Metallurgical Engineering from The Indian Institute of Technology Madras. He is fluent in Hindi. Peeyush has been a Portfolio Manager of the Matthews India Fund since 2018.	Co-Manager Matthews India Fund

MICHAEL J. OH, CFA
Michael Oh is a Portfolio Manager at Matthews. He manages the firm’s Asia Innovators and Korea Strategies. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Matthews Korea Fund since 2007 and of the Matthews Asia Innovators Fund since 2006.	Lead Manager Matthews Korea Fund Matthews Asia Innovators Fund

SHARAT SHROFF, CFA
Sharat Shroff is a Portfolio Manager at Matthews and manages the firm’s Pacific Tiger Strategy and co-manages the India and Asia Growth Strategies. Prior to joining Matthews in 2005 as a Research Analyst, Sharat worked in the San Francisco and Hong Kong offices of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2008, of the Matthews Asia Growth Fund since 2007 and of the Matthews India Fund since 2006.	Lead Manager Matthews Pacific Tiger Fund Co-Manager Matthews Asia Growth Fund Matthews India Fund

LYDIA SO, CFA
Lydia So is a Portfolio Manager at Matthews and manages the firm’s Asia Small Companies Strategy. Prior to joining Matthews in 2004 as a Research Associate, Lydia was a Portfolio Associate at RCM Capital Management. She started her investment career at Kochis Fitz Wealth Management. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the Matthews Asia Small Companies Fund since its inception in 2008.	Lead Manager Matthews Asia Small Companies Fund

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VIVEK TANNEERU
Vivek Tanneeru is a Portfolio Manager at Matthews and manages the firm’s Asia ESG Strategy, and co-manages the Asia Dividend Strategy. Prior to joining Matthews in 2011, Vivek was an Investment Manager on the Global Emerging Markets team of Pictet Asset Management in London. While at Pictet, he also worked on the firm’s Global Equities team, managing Japan and Asia ex Japan markets. Before earning his M.B.A. from the London Business School in 2006, Vivek was a Business Systems Officer at The World Bank and served as a Consultant at Arthur Andersen Business Consulting and Citicorp Infotech Industries. He interned at Generation Investment Management while studying for his M.B.A. Vivek received his Master’s in Finance from the Birla Institute on Technology & Science in India. He is fluent in Hindi and Telugu. Vivek has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015 and of the Matthews Asia Dividend Fund since 2014.	Lead Manager Matthews Asia ESG Fund Co-Manager Matthews Asia Dividend Fund

HENRY ZHANG, CFA
Henry Zhang is a Portfolio Manager at Matthews and co-manages the firm’s China Strategy. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years. Before moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. He is fluent in Mandarin. Henry has been a Portfolio Manager of the Matthews China Fund since 2010.	Co-Manager Matthews China Fund

SHERWOOD ZHANG, CFA
Sherwood Zhang is a Portfolio Manager at Matthews. He manages the firm’s China Dividend Strategy and co-manages the Asia Dividend and Asia ex Japan Dividend Strategies. Prior to joining Matthews in 2011, Sherwood was an analyst at Passport Capital from 2007 to 2010, where he focused on such industries as property and basic materials in China as well as consumer-related sectors. Before earning his M.B.A. in 2007, Sherwood served as a Senior Treasury Officer for Hang Seng Bank in Shanghai and Hong Kong, and worked as a Foreign Exchange Trader at Shanghai Pudong Development Bank in Shanghai. He received his M.B.A. from the University of Maryland and his Bachelor of Economics in Finance from Shanghai University. Sherwood is fluent in Mandarin and speaks conversational Cantonese. Sherwood has been a Portfolio Manager of the Matthews China Dividend Fund since 2014 and of the Matthews Asia Dividend Fund since 2018.	Lead Manager Matthews China Dividend Fund Co-Manager Matthews Asia Dividend Fund

YU ZHANG, CFA
Yu Zhang is a Portfolio Manager at Matthews. He manages the firm’s Asia Dividend and Asia ex Japan Dividend Strategies, and co-manages the China Dividend Strategy. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningbo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011 and of the Matthews China Dividend Fund since 2012.	Lead Manager Matthews Asia Dividend Fund Co-Manager Matthews China Dividend Fund

BEINI ZHOU, CFA
Beini Zhou is a Portfolio Manager at Matthews and manages the firm’s Asia Value Strategy, and co-manages the Asia Small Companies Strategy. Prior to joining Matthews in 2013, he was a Research Analyst with Artisan Partners on the Global Value Team, responsible for covering pan-Asia stocks across all industries. Before joining Artisan in 2005, Beini spent three years as a senior product analyst at Oracle Corp. He received an M.S. in Computer Science from the University of California, Berkeley and a B.A. in Applied Mathematics from Harvard College. He is fluent in Mandarin. Beini has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015 and of the Matthews Asia Small Companies Fund since 2014.	Lead Manager Matthews Asia Value Fund Co-Manager Matthews Asia Small Companies Fund

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

MANAGEMENT OF THE FUNDS	97

Investing in the Matthews Asia Funds

Pricing of Fund Shares

The price at which the Funds’ Institutional Class shares are bought or sold is called the net asset value per share or NAV. The NAV is computed once daily as of the close of regular trading on the NYSE, generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV of the Institutional Class of a Fund is computed by adding the value of all securities and other assets of the Fund, attributable to the Institutional Class, deducting any liabilities of the Fund attributable to the Institutional Class, and dividing by the total number of outstanding Institutional Class shares of the Fund. A Fund’s Institutional Class expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security.

In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Trust. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. The Funds generally fair value their securities daily to avoid, among other things, the use of stale prices. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asia Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAVs are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Indian securities in the Funds may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. The Funds accrue for this potential expense, which reduces their net asset values. For further information regarding this tax, please see page 105.

Purchasing Shares

The Funds are open for business each day the NYSE is open. You may purchase Institutional Class shares directly from the Funds by mail, by telephone, online or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

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You may purchase Institutional Class shares of the Funds directly through the Funds’ transfer agent by calling 800.789.ASIA (2742). Institutional Class shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Funds’ transfer agent or a Third-Party Intermediary, you will receive the NAV calculated after receipt of the order by them on any day the NYSE is open. A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 105.

You may purchase Institutional Class shares of the Funds by mail, telephone, online or wire. New accounts may be opened by mailing a completed application. Please see Opening an Account on page 100, and Telephone and Online Transactions on page 102. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

MINIMUM INVESTMENTS IN THE INSTITUTIONAL CLASS SHARES OF THE FUNDS

(U.S. RESIDENTS*)

Initial investment:	$100,000
Subsequent investments:	$100

*Generally, non-U.S. residents may not invest in the Funds. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

If you invest in Institutional Class shares through a financial intermediary, the minimum initial investment requirement may be met if that financial intermediary aggregates investments of multiple clients to meet the minimum. Additionally, different minimums may apply for retirement plans and model-based programs that invest through a single account, subject to criteria set by Matthews. Financial intermediaries or plan record keepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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The minimum investment requirements do not apply to Trustees, officers and employees of the Funds and Matthews, and their immediate family members.

OPENING AN ACCOUNT (Initial Investment)

By Mail

You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your check payable to Matthews Asia Funds and a completed application to:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire

To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures outlined on page 108.

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing Institutional Class shareholders may purchase additional Institutional Class shares for all authorized accounts through the methods described below.

By Mail	Please send your check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722
Online	As a first time user, you will need your Fund account number and your Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire

Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds. Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

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Who Can Invest in a Closed Fund?

The Matthews Japan Fund has limited sales of its shares starting on August 1, 2016 (the “Closed Fund”) because Matthews and the Trustees believe continued unlimited sales may adversely affect the Closed Fund’s ability to achieve its investment objective.

If you were a shareholder of the Closed Fund when it closed and your account remains open, you may make additional investments in the Closed Fund, reinvest any dividends or capital gains distributions in that account or open additional accounts in the Closed Fund under the same primary Social Security Number. To establish a new account in the Closed Fund, you must provide written proof of your existing account (e.g., a copy of the account statement) to the Closed Fund. A request to open a new account in the Closed Fund will not be deemed to be “in good order” until you provide sufficient written proof of existing ownership of the Closed Fund to the Closed Fund or its representative.

In addition, the following categories of investors may continue to invest in the Closed Fund:

T	Financial advisors with existing clients in the Closed Fund

T	Retirement plans or platforms with participants that currently invest in the Closed Fund

T	Model-based and discretionary programs with existing accounts in the Closed Fund

T	Trustees, officers and employees of the Funds and Matthews, and their family members

Please note that some intermediaries may not be able to operationally accommodate additional investments in a Closed Fund. The Board of Trustees reserves the right to close a Fund to new investments at any time (including further restrictions on one or more of the above categories of investors) or to re-open a Closed Fund to all investors at any future date. If you have any questions about whether you are able to purchase shares of a Closed Fund, please call 800.789.ASIA (2742).

Exchanging Shares

You may exchange your Institutional Class shares of one Matthews Asia Fund for Institutional Class shares of another Matthews Asia Fund. If you exchange your shares, minimum investment requirements and any applicable redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions on page 102, or call 800.789.ASIA (2742) for more information. Because excessive exchanges can harm a Matthews Asia Fund’s performance, the exchange privilege may be terminated if the Matthews Asia Funds believe it is in the best interest of all shareholders to do so.

The Matthews Asia Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Matthews Asia Funds, the Matthews Asia Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares. An exchange is treated as a taxable event on which gain or loss may be recognized.

Selling (Redeeming) Shares

You may redeem shares of a Fund on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for a period of not more than seven days unless otherwise permitted by applicable law.

SELLING (REDEEMING) SHARES

By Mail	Send a letter to the Funds via:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

T  A change of address was received by the Funds’ transfer agent within the last 30 days; or

T  The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

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SELLING (REDEEMING) SHARES (continued)

By Wire

If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online	As a first time user, you will need your Fund account number and your Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Matthews Asia Funds, the Matthews Asia Funds reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information.

Telephone and Online Transactions

Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with a Fund by calling 800.789.ASIA (2742), or through an online order at the Funds’ website at matthewsasia.com. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds, and in such event, you may still purchase or redeem shares of the Funds using a method other than telephone or online. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

Market Timing Activities and Redemption Fees

The Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”). The Funds also can be the targets of market timers if they invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing

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the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. Currently, a 2.00% redemption fee will be assessed on the sale or exchange of shares of the Matthews Emerging Asia Fund, the Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund (collectively, the “Covered Funds”) within 90 days after the date an investor purchases shares of the Covered Funds. The imposition of redemption fees pursuant to the Funds’ Short-Term Trading Redemption Fee Policy for the Covered Funds may also assist the Covered Funds in discouraging market timing activity.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers

The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Matthews Asia Funds’ shares being terminated or restricted independently of the Matthews Asia Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Redemption Fees

All Funds, except for the Covered Funds, do not impose a redemption fee. The Covered-Funds, which have higher weightings in small-cap securities, continue to impose a redemption fee of 2.00% of the total redemption proceeds for most sales and exchanges of shares of the Covered Funds taking place within 90 calendar days after purchase of shares of the Covered Funds. The redemption fee is imposed to discourage short-term buying and selling of shares of the Covered Funds, which can disrupt the management of the Covered Funds’ investment portfolios and may have detrimental effects on the Covered Funds and other shareholders, and to allocate the costs the Covered Funds incur as a result of short-term trading and market timing. This fee is payable directly to the Covered Funds.

To determine whether the redemption fee applies, the Covered Funds do not count the day that you purchased your shares, and first redeem the shares that you have held the longest. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar day holding period will be applied.

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In addition, following an exchange, the 90-calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800.789.ASIA (2742).

The Covered Funds may grant exemptions from the redemption fee where the Covered Funds have previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Covered Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Covered Funds, in their discretion, believe it is appropriate in the circumstances.

The Covered Funds attempt to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing. In the event that the Covered Funds believe they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Covered Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Funds reserve the right to modify or eliminate the redemption fee policies at any time, without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind and Funding Redemptions

The Funds generally pay redemption proceeds in cash. The Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. In some circumstances, it may be necessary for a Fund to borrow in order to pay redemption proceeds. The Funds may use these methods during both normal and stressed market conditions. With respect to borrowings, the Trust has in place a committed line of credit that Matthews, as the investment adviser, and the Board consider to be adequate to address the liquidity needs of the Funds. The adequacy of that credit line is assessed on at least an annual basis.

During conditions that make the payment of cash unwise and/or in order to protect the interests of a Fund’s remaining shareholders, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” The Funds may redeem shares in kind during both normal and stressed market conditions. Generally, in-kind redemptions will be effected through a pro rata distribution of the Fund’s portfolio securities. Note that if you receive securities as part of your redemption proceeds, you will bear any market risks associated with investments in these securities, and you will incur transaction charges if you sell the securities to convert them to cash.

After the Funds have received your redemption request and all proper documents, payment for shares tendered will generally be made within (i) one to three business days for redemptions made by wire, and (ii) three to five business days for ACH redemptions. Redemption payments by check will generally be issued on the business day following the redemption date; however, your actual receipt of the check will be subject to postal delivery schedules and timing. If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared, which may take up to 15 calendar days after we receive your check. It may take up to several weeks for the initial portion of the in-kind securities to be delivered to you, and substantially longer periods for the remainder of the in-kind securities to be delivered to you, in payment of your redemption in kind.

Medallion Signature Guarantees

The Funds may require a medallion signature guarantee on any redemption request to help protect against fraud; the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Funds reserve the right to redeem small Institutional Class accounts that fall below $100,000 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $100,000 due to market volatility will not be affected.

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Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related recordkeeping and administrative services. For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Funds under an agreement between the Trust, on behalf of the Funds and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Rule 12b-1 Plan

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Funds’ assets to compensate parties that provide distribution assistance or shareholder services,

including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in case the Board decides to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders. If the Plan were re-activated, the fee would be up to 0.25% for each of the Investor Class and Institutional Class, respectively.

Distributions

All of the Funds except the Matthews Asia Dividend Fund, Matthews China Dividend Fund and the Matthews Asian Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Dividend Fund generally distributes net investment income quarterly in March, June, September and December. The Matthews China Dividend Fund and Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section summarizes certain income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the tax effects to you of an investment in the Funds based on your individual tax situation. The tax consequences of an investment in the Funds depend on the type of account that you have and your particular tax circumstances. Distributions are subject to federal income tax and may also be subject to state and local income taxes. The Funds intend to make distributions that may be taxed as ordinary income and capital gains (which

INVESTING IN THE MATTHEWS ASIA FUNDS	105

may be taxable at different rates depending on the length of time the Funds hold their assets). Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long a Fund has held specific securities.

You must have an accurate Social Security Number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other Internal Revenue Service (“IRS”) forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

You should read the tax information in the Statement of Additional information, which supplements the information above and is a part of this prospectus. The Funds do not expect to request an opinion of counsel or rulings from the IRS regarding their tax status or the tax consequences to investors in the Funds.

Cost Basis Reporting

As part of the Emergency Economic Stabilization Act of 2008, Matthews Asia Funds is responsible for tracking and reporting cost basis information to the IRS on the sale or exchange of shares acquired on or after January 1, 2012 (“Covered Shares”). Cost basis is the cost of the shares you purchased, including reinvested dividends and capital gains distributions. Where applicable, the cost is adjusted for sales charges or transaction fees. When you sell Covered Shares in a taxable account, the cost basis accounting method you choose determines how your gain or loss is calculated. Matthews’ default cost basis accounting method is Average Cost. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method by notifying the Funds’ transfer agent in writing or by phone at 800.789.ASIA (2742), Monday through Friday, 9:00 AM to 7:00 PM ET. When you redeem Covered Shares from your account, we will calculate the cost basis on those shares according to your cost basis method election. Again, please consult your tax professional to determine which method should be considered for your individual tax situation.

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Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by a Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The MSCI All Country Asia ex Japan Index is a free float-adjusted market capitalization-weighted index of the stock markets of China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI All Country Asia Pacific Index is a free float-adjusted market capitalization-weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI China Index is a free float-adjusted market capitalization-weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P Chips and foreign listings (e.g. ADRs).

The MSCI Emerging Markets (EM) Asia Index is a free float-adjusted market capitalization weighted index of the stock markets of China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Taiwan and Thailand.

The S&P Bombay Stock Exchange 100 (S&P BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks listed on the Bombay Stock Exchange.

The MSCI Japan Index is a free float-adjusted market capitalization-weighted index of Japanese equities listed in Japan.

The Korea Composite Stock Price Index (KOSPI) is a market capitalization-weighted index of all common stocks listed on the Korea Stock Exchange.

The MSCI All Country Asia ex Japan Small Cap Index is a free float-adjusted market capitalization-weighted small cap index of the stock markets of China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI China Small Cap Index is a free float-adjusted market capitalization-weighted small cap index of the Chinese equity securities markets, including H shares listed on the Hong Kong exchange, B shares listed on the Shanghai and Shenzhen exchanges, and Hong Kong-listed securities known as Red Chips (issued by entities owned by national or local governments in China) and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China).

INDEX DEFINITIONS	107

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement below.

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

108	matthewsasia.com | 800.789.ASIA

Investment Advisor

Matthews International Capital Management, LLC

800.789.ASIA (2742)

Account Services

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Custodian

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

Shareholder Service Representatives are available

from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about

Matthews Asia Funds:

matthewsasia.com

800.789.ASIA (2742)

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Shareholder Reports

Additional information about the Funds’ investments is available in the Funds’ annual reports (audited by independent accountants) and semi-annual reports. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and annual and semi-annual reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus and annual and semi-annual reports, free of charge, on the Funds’ website at matthewsasia.com. The Funds’ current prospectus and annual and semi-annual reports are also available to you, without charge, upon request.

Statement of Additional Information (SAI)

The SAI, which is incorporated into this prospectus by reference and dated April 30, 2018, is available to you, without charge, upon request or through the Funds’ website at matthewsasia.com. It contains additional information about the Funds.

HOW TO OBTAIN ADDITIONAL INFORMATION

Contacting Matthews Asia Funds

You can obtain free copies of the publications described above by visiting the Funds’ website at matthewsasia.com. To request the SAI, the Funds’ annual and semi-annual reports and other information about the Funds or to make shareholder inquiries, contact the Funds at:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Obtaining Information from the SEC	Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-08510

Distributed in the United States by Foreside Funds Distributors LLC

Distributed in Latin America by HMC Partners

P.O. Box 9791  |  Providence, RI 02940  |  matthewsasia.com  |  800.789.ASIA (2742)

PS_INSTIT_0418

Matthews Asia Funds  |  Prospectus

April 30, 2018  |  matthewsasia.com

INVESTOR CLASS SHARES

Matthews Asian Growth and Income Fund (MACSX)

Matthews Asia Dividend Fund (MAPIX)

Matthews China Dividend Fund (MCDFX)

Matthews Asia Value Fund (MAVRX)

Matthews Asia Focus Fund (MAFSX)

Matthews Asia Growth Fund (MPACX)

Matthews Pacific Tiger Fund (MAPTX)

Matthews Asia ESG Fund (MASGX)

Matthews Emerging Asia Fund (MEASX)

Matthews Asia Innovators Fund (MATFX)

Matthews China Fund (MCHFX)

Matthews India Fund (MINDX)

Matthews Japan Fund (MJFOX)

Matthews Korea Fund (MAKOX)

Matthews Asia Small Companies Fund (MSMLX)

Matthews China Small Companies Fund (MCSMX)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds

matthewsasia.com

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asian Growth and Income Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.41%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.07%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $109	Three years: $340	Five years: $590	Ten years: $1,306

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country

MATTHEWS ASIAN GROWTH AND INCOME FUND	1

in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

2	matthewsasia.com | 800.789.ASIA

Dividend-Paying Securities: The Fund may invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Interest Rate Risk: Fixed-income securities may decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise.

High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities typically entail greater potential price volatility and are considered predominantly speculative. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIAN GROWTH AND INCOME FUND	3

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (9/12/94 Fund) (8/31/94 Index)
Matthews Asian Growth and Income Fund
Return before taxes	21.85%	4.20%	4.78%	9.56%
Return after taxes on distributions[1]	20.43%	2.78%	3.52%	7.61%
Return after taxes on distributions and sale of Fund shares[1]	13.08%	3.00%	3.63%	7.35%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.26%	4.11%	5.01%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2009.

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

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Matthews Asia Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.37%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.03%
Fee Waiver and Expense Reimbursement[1]		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.02%

1	Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the fee waiver for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $104	Three years: $327	Five years: $568	Ten years: $1,259

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in Asia. The Fund may also invest in convertible debt and equity securities of any maturity and in those that are unrated, or would be below investment grade if

MATTHEWS ASIA DIVIDEND FUND	5

rated, of companies located in Asia. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also

6	matthewsasia.com | 800.789.ASIA

involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIA DIVIDEND FUND	7

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (10/31/06)
Matthews Asia Dividend Fund
Return before taxes	34.69%	10.07%	9.03%	10.41%
Return after taxes on distributions[1]	32.85%	9.21%	8.20%	9.49%
Return after taxes on distributions and sale of Fund shares[1]	20.99%	7.85%	7.21%	8.41%
MSCI All Country Asia Pacific Index
(reflects no deduction for fees, expenses or taxes)	32.04%	8.98%	3.75%	5.21%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011.

Co-Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2013.

Co-Manager: Vivek Tanneeru has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2014.

Co-Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

8	matthewsasia.com | 800.789.ASIA

Matthews China Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.53%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.19%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $121	Three years: $378	Five years: $654	Ten years: $1,443

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China. The Fund may also invest in convertible debt and equity securities of any maturity and in those that are unrated, or would be below investment grade if rated, of companies located in China. China also includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of

MATTHEWS CHINA DIVIDEND FUND	9

that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of small or medium size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”)

10	matthewsasia.com | 800.789.ASIA

and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The

Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS CHINA DIVIDEND FUND	11

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (11/30/09)
Matthews China Dividend Fund
Return before taxes	37.69%	12.77%	11.93%
Return after taxes on distributions[1]	33.49%	11.16%	10.59%
Return after taxes on distributions and sale of Fund shares[1]	22.45%	9.65%	9.28%
MSCI China Index
(reflects no deduction for fees, expenses or taxes)	54.33%	10.16%	6.94%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2014.

Co-Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2012.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

12	matthewsasia.com | 800.789.ASIA

Matthews Asia Value Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.66%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.32%
Fee Waiver and Expenses Reimbursement[1]		(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%

1	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $646	Five years: $1,166	Ten years: $2,593

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

MATTHEWS ASIA VALUE FUND	13

Principal Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in common stock, preferred stock and other equity securities, and convertible securities of any maturity and in those that are unrated, or would be below investment grade if rated, of companies located in Asia. Asia consists of all countries and markets in Asia and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

Matthews is a fundamental investor and will seek to construct a diversified portfolio of securities of undervalued companies from the Asian region. The Fund will seek to invest in Asian companies that Matthews believes are high quality, undervalued companies that have strong balance sheets, are focused on their shareholders, and are well-positioned to take advantage of Asia’s economic and financial evolution. The Fund attempts to offer investors a relatively stable means of participating in the economic prospects of the Asian region. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Matthews’ value investment process focuses on a company’s intrinsic value. Matthews seeks out companies whose share price trades at a substantial discount to its estimate of the company’s intrinsic value. Intrinsic value includes both tangible and intangible, and quantitative and qualitative factors such as: a sound balance sheet, competitive market position, strong management, and favorable shareholder orientation. Investing in a company with a sound balance sheet (without excessive leverage) helps to reduce the risk of reliance on external sources of capital and gives management the ability to build value opportunistically. Matthews also seeks out companies with a competitive position in their industry and region. Matthews seeks out companies with strong management that includes good corporate governance, a clear business strategy, integrity, and a demonstrated capacity for adaptability. Matthews also focuses on companies with a history of generating high incremental returns on capital. Matthews seeks companies whose management has built value for shareholders and has a good capital allocation track record.

Matthews seeks to create an investable universe of value companies that it believes trade at market values with discounts to their intrinsic value, have strong financial and market positions, have strong management and are oriented to creating value for their shareholders. Matthews assesses companies within this universe according to each of these factors. Generally, Matthews will establish larger positions in companies trading at a greater discount to Matthews’ estimate of their intrinsic value (taking into account other concerns such as diversification, risk management and liquidity). The Fund may sell positions as their market price approaches their intrinsic value, when more attractive alternatives are identified, or Matthews believes that corporate governance issues may have developed.

Although Matthews generally believes that investors benefit in the long term when their assets are fully invested, Matthews also believes that some types of funds that employ a value investing approach, such as the Fund, may benefit from holding cash under certain market conditions (e.g., when Matthews considers equity markets to be overvalued) so that the Fund could deploy capital during market downturns. As a result, the Fund may, subject to other requirements and limitations, hold up to 15% or more of its net assets in cash or cash equivalent investments.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset

14	matthewsasia.com | 800.789.ASIA

deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Value Stock Risk: Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible securities of any maturity and in those that are unrated or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with Smaller Size Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Cash Level: This Fund may from time to time maintain up to 15% or more of its net assets in cash and cash equivalents that would not meet the Fund’s investment objective, especially in rising equity markets.

MATTHEWS ASIA VALUE FUND	15

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 Year	Since Inception (11/30/15)
Matthews Asia Value Fund
Return before taxes	36.12%	19.22%
Return after taxes on distributions[1]	33.44%	16.76%
Return after taxes on distributions and sale of Fund shares[1]	20.91%	13.88%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	21.32%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Beini Zhou, CFA, has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015.

Co-Manager: Michael B. Han, CFA, has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

16	matthewsasia.com | 800.789.ASIA

Matthews Asia Focus Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.79%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.45%
Fee Waiver and Expense Reimbursement[1]		(0.95%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%

1	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $673	Five years: $1,220	Ten years: $2,714

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

MATTHEWS ASIA FOCUS FUND	17

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Focus Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan but including all other developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on fundamental characteristics. Companies in which the Fund invests typically possess, in the portfolio managers’ judgment, such attributes as a high quality management team, strong corporate governance standards, sustainable return on capital over an extended period, strong free cash flow generation and an attractive valuation in relation to growth prospects and intrinsic value. Although the Fund is unconstrained by sector, geographic area or market capitalization, companies in which the Fund invests are typically expected to be medium capitalization companies or large capitalization companies. The Fund is currently expected to hold stocks of between 25 and 35 companies under normal market conditions.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the

Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This

18	matthewsasia.com | 800.789.ASIA

volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Focused Investment Risk: The Fund is a focused fund and is currently expected to hold stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund.

In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIA FOCUS FUND	19

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 Year	Since Inception (4/30/13)
Matthews Asia Focus Fund
Return before taxes	36.98%	5.48%
Return after taxes on distributions[1]	36.72%	5.25%
Return after taxes on distributions and sale of Fund shares[1]	21.24%	4.27%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.55%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asia Focus Fund since its inception in 2013.

Co-Manager: S. Joyce Li, CFA, has been a Portfolio Manager of the Matthews Asia Focus Fund since 2017.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

20	matthewsasia.com | 800.789.ASIA

Matthews Asia Growth Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.46%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.12%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $114	Three years: $356	Five years: $617	Ten years: $1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia. The Fund may also invest in convertible securities, of any duration or quality, of Asian companies. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that

MATTHEWS ASIA GROWTH FUND	21

country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in

22	matthewsasia.com | 800.789.ASIA

convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds in higher-grade securities.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (10/31/03)
Matthews Asia Growth Fund
Return before taxes	39.39%	11.23%	7.21%	10.19%
Return after taxes on distributions[1]	36.92%	10.55%	6.68%	9.69%
Return after taxes on distributions and sale of Fund shares[1]	23.97%	8.81%	5.72%	8.59%
MSCI All Country Asia Pacific Index
(reflects no deduction for fees, expenses or taxes)	32.04%	8.98%	3.75%	7.99%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS ASIA GROWTH FUND	23

Matthews Pacific Tiger Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.42%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.08%
Fee Waiver and Expense Reimbursement[1]		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.06%

1	Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the fee waiver for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $108	Three years: $341	Five years: $594	Ten years: $1,315

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the

24	matthewsasia.com | 800.789.ASIA

Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS PACIFIC TIGER FUND	25

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (9/12/94 Fund) (8/31/94 Index)
Matthews Pacific Tiger Fund
Return before taxes	39.96%	9.83%	7.07%	9.32%
Return after taxes on distributions[1]	39.56%	8.81%	6.20%	8.50%
Return after taxes on distributions and sale of Fund shares[1]	22.98%	7.60%	5.55%	7.84%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.26%	4.11%	5.01%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

26	matthewsasia.com | 800.789.ASIA

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2008.

Co-Manager: Rahul Gupta has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS PACIFIC TIGER FUND	27

Matthews Asia ESG Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.99%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.65%
Fee Waiver and Expense Reimbursement[1]		(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%

1	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $714	Five years: $1,302	Ten years: $2,898

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

28	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Asia ESG Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies of any market capitalization located in Asia that Matthews believes satisfy one or more of its environmental, social and governance (“ESG”) standards. The Fund may also invest in convertible securities and fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of Asian companies. Asia consists of all countries and markets in Asia and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund’s primary focus is long-term capital appreciation. In achieving this objective, the Fund seeks to invest in companies that Matthews believes to be undervalued but of high quality and run by management teams with good operating and governance track records. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. In addition, the Fund seeks to invest in those Asian companies that have the potential to profit from the long-term opportunities presented by global environmental and social challenges as well as those Asian companies that proactively manage long-term risks presented by these challenges.

In addition to traditional financial data, the stock selection process takes into consideration ESG factors that the portfolio managers believe help identify companies with superior business models. There are no universally agreed upon objective standards for assessing ESG factors for companies. Rather, these factors tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. ESG factors can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors. For these reasons, ESG standards may be aspirational and tend to be stated broadly and applied flexibly. In addition, investors and others may disagree as to whether a certain company satisfies ESG standards given the absence of generally accepted criteria. In implementing its ESG strategy, the Fund evaluates potential investments primarily based on the following factors: sustainable environmental practices, responsible resource management and energy efficiency; policies regarding social responsibility, employee welfare, diversity and inclusion; and sound governance practices that align the interests of shareholders and management and emphasize a commitment to ESG integration. Businesses that meet one or more of the Fund’s ESG standards are generally businesses that currently engage in practices that have the effect of, or in the opinion of Matthews, have the potential of, making human or business activity less destructive to the environment or businesses that promote positive social and economic developments. There can be no guarantee that a company that Matthews believes meets one or more of the Fund’s ESG standards will actually conduct its affairs in a manner that is less destructive to the environment, or that promotes positive social and economic developments. The Fund intends to engage its portfolio companies on ESG matters through active dialogue and proxy voting and by encouraging enhanced ESG disclosure.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be

MATTHEWS ASIA ESG FUND	29

adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Responsible Investing Risk: The Fund’s consideration of ESG factors in making its investment decisions may affect the Fund’s exposure to certain issuers, industries, sectors, regions or countries and may impact the Fund’s relative investment performance—positively or negatively—depending on whether such investments are in or out of favor in the market.

Although an investment by the Fund in a company may satisfy one or more ESG standards in the view of the portfolio managers, that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds in higher-grade securities.

Interest Rate Risk: Fixed-income securities may decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise.

High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities typically entail greater potential price volatility and are considered predominantly speculative. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

30	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (04/30/15)
Matthews Asia ESG Fund
Return before taxes	33.79%	7.82%
Return after taxes on distributions[1]	32.21%	7.20%
Return after taxes on distributions and sale of Fund shares[1]	19.64%	5.91%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	7.62%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Vivek Tanneeru has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS ASIA ESG FUND	31

Matthews Emerging Asia Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.70%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.70%
Fee Waiver and Expense Reimbursement[1]		(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.48%

1	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $151	Three years: $514	Five years: $902	Ten years: $1,990

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

32	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Emerging Asia Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in convertible securities, of any duration or quality, of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

Under normal market conditions, the Fund is expected to invest a substantial portion of its net assets in the emerging countries and markets in the Asian region, including, but not limited to, Bangladesh, Cambodia, China (including Taiwan, but excluding Hong Kong), India, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Thailand and Vietnam (“Emerging Asian Countries”). The list of Emerging Asian Countries may change from time to time. The Fund may invest in companies of any market capitalization, including micro-cap companies.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the

MATTHEWS EMERGING ASIA FUND	33

level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies: Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even greater for micro-cap companies.

34	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (04/30/13)
Matthews Emerging Asia Fund
Return before taxes	18.42%	10.67%
Return after taxes on distributions[1]	18.38%	10.99%
Return after taxes on distributions and sale of Fund shares[1]	10.71%	8.97%
MSCI Emerging Markets Asia Index
(reflects no deduction for fees, expenses or taxes)	43.27%	8.84%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.

Lead Manager: Robert Harvey, CFA, has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS EMERGING ASIA FUND	35

Matthews Asia Innovators Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.58%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.24%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $126	Three years: $393	Five years: $681	Ten years: $1,500

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Innovators Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity

36	matthewsasia.com | 800.789.ASIA

or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

It is important to note that there are no universally agreed upon objective standards for assessing innovators. Innovative companies can be both old and new companies. Innovative companies can exist in any industries, old and new, and in any countries, emerging or developed. Companies perceived as innovators in one country or one industry might not be perceived as innovators in another country or another industry. For these reasons, the term innovators may be aspirational and tend to be stated broadly and applied flexibly.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

The Fund has a fundamental policy to invest at least 25% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these industries. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions, and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

Concentration Risk: By focusing on a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

MATTHEWS ASIA INNOVATORS FUND	37

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Investing in Innovative Companies: The standards for assessing innovative companies tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The definition of innovators can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain

(and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

38	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (12/27/99 Fund) (12/31/99 Index)
Matthews Asia Innovators Fund
Return before taxes	52.88%	16.55%	7.46%	4.28%
Return after taxes on distributions[1]	49.91%	14.77%	6.68%	3.73%
Return after taxes on distributions and sale of Fund shares[1]	32.19%	13.08%	5.97%	3.35%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.26%	4.11%	7.07%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael J. Oh, CFA, has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2006.

Co-Manager: Sunil Asnani has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2018.

Co-Manager: Tiffany Hsiao, CFA, has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS ASIA INNOVATORS FUND	39

Matthews China Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.43%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.09%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $111	Three years: $347	Five years: $601	Ten years: $1,329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China. China includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project

40	matthewsasia.com | 800.789.ASIA

with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the financial services sector and the science and technology sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Financial Services Sector Risk: The Fund may invest a significant portion of its assets in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a

MATTHEWS CHINA FUND	41

significant portion of the Fund’s investments may lose value during those periods.

Science and Technology: As a Fund that may invest a significant portion of its assets in science and technology companies, the Fund is subject to the risks associated with these industries. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related industries and to factors that affect these industries, relative to a fund that invests only limited amounts in these industries.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

42	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (2/19/98 Fund) (2/28/98 Index)
Matthews China Fund
Return before taxes	59.37%	9.59%	4.22%	10.66%
Return after taxes on distributions[1]	53.92%	6.97%	2.28%	9.28%
Return after taxes on distributions and sale of Fund shares[1]	34.73%	6.80%	2.82%	8.80%
MSCI China Index
(reflects no deduction for fees, expenses or taxes)	54.33%	10.16%	3.19%	5.27%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews China Fund since 2015.

Co-Manager: Henry Zhang, CFA, has been a Portfolio Manager of the Matthews China Fund since 2010.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews China Fund since 2014.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS CHINA FUND	43

Matthews India Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.43%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.09%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $111	Three years: $347	Five years: $601	Ten years: $1,329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is

44	matthewsasia.com | 800.789.ASIA

included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the financial services sector and the science and technology sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated

MATTHEWS INDIA FUND	45

with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Financial Services Sector Risk: The Fund may invest a significant portion of its assets in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a significant portion of the Fund’s investments may lose value during those periods.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

46	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (10/31/05)
Matthews India Fund
Return before taxes	35.79%	15.83%	5.55%	12.85%
Return after taxes on distributions[1]	35.31%	15.49%	5.16%	12.45%
Return after taxes on distributions and sale of Fund shares[1]	20.62%	12.73%	4.31%	10.85%
S&P Bombay Stock Exchange 100 Index
(reflects no deduction for fees, expenses or taxes)	41.88%	11.21%	1.92%	11.62%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sunil Asnani has been a Portfolio Manager of the Matthews India Fund since 2010.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews India Fund since 2006.

Co-Manager: Peeyush Mittal has been a Portfolio Manager of the Matthews India Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS INDIA FUND	47

*The Matthews Japan Fund is closed to most new investors. The Fund will continue to accept investments from existing shareholders. However, once a shareholder closes an account, additional investments in the Fund will not be accepted from that shareholder. Please see “Who Can Invest in a Closed Fund?” on page 102 for more details.

Matthews Japan Fund*

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.29%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.95%
Fee Waiver and Expense Reimbursement[1]		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.94%

1	Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $96	Three years: $302	Five years: $525	Ten years: $1,165

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that

48	matthewsasia.com | 800.789.ASIA

determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any market capitalization. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Japan: The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Risks Associated with Smaller and Medium-Size Companies: Smaller and medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS JAPAN FUND	49

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (12/31/98)
Matthews Japan Fund
Return before taxes	33.14%	16.09%	7.11%	6.86%
Return after taxes on distributions[1]	31.97%	15.74%	6.73%	6.31%
Return after taxes on distributions and sale of Fund shares[1]	19.73%	13.00%	5.68%	5.55%
MSCI Japan Index
(reflects no deduction for fees, expenses or taxes)	24.39%	11.48%	3.39%	3.95%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Kenichi Amaki has been a Portfolio Manager of the Matthews Japan Fund since 2010.

Co-Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Japan Fund since 2006.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

50	matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.49%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.15%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $117	Three years: $365	Five years: $633	Ten years: $1,398

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by

MATTHEWS KOREA FUND	51

assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Fund. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to

52	matthewsasia.com | 800.789.ASIA

time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (1/3/95)
Matthews Korea Fund
Return before taxes	43.70%	11.13%	6.34%	7.11%
Return after taxes on distributions[1]	40.86%	9.59%	5.26%	5.11%
Return after taxes on distributions and sale of Fund shares[1]	27.06%	8.66%	4.91%	4.95%
Korea Composite Stock Price Index[2]
(reflects no deduction for fees, expenses or taxes)	37.71%	5.59%	2.68%	4.04%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	Korea Composite Stock Price Index performance data may be readjusted periodically by the Korea Exchange due to certain factors, including the declaration of dividends.

MATTHEWS KOREA FUND	53

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael J. Oh, CFA, has been a Portfolio Manager of the Matthews Korea Fund since 2007.

Co-Manager: Michael B. Han, CFA, has been a Portfolio Manager of the Matthews Korea Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

54	matthewsasia.com | 800.789.ASIA

Matthews Asia Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.49%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.49%
Fee Waiver and Expense Reimbursement[1]		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.46%

1	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $149	Three years: $468	Five years: $810	Ten years: $1,777

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

MATTHEWS ASIA SMALL COMPANIES FUND	55

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index, if, at the time of purchase, more than 20% of the Fund’s assets are invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI All Country Asia ex Japan Small Cap Index, had a market capitalization of $5.8 billion on December 31, 2017. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the

56	matthewsasia.com | 800.789.ASIA

level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIA SMALL COMPANIES FUND	57

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (9/15/08)
Matthews Asia Small Companies Fund
Return before taxes	30.59%	6.83%	12.54%
Return after taxes on distributions[1]	27.54%	6.35%	11.99%
Return after taxes on distributions and sale of Fund shares[1]	18.59%	5.31%	10.48%
MSCI All Country Asia ex Japan Small Cap Index
(reflects no deduction for fees, expenses or taxes)	33.84%	6.86%	9.32%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Lydia So, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since its inception in 2008.

Co-Manager: Beini Zhou, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since 2014.

Co-Manager: Tiffany Hsiao, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

58	matthewsasia.com | 800.789.ASIA

Matthews China Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.34%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.34%
Fee Waiver and Expense Reimbursement[1]		(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%

1	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $650	Five years: $1,174	Ten years: $2,612

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

MATTHEWS CHINA SMALL COMPANIES FUND	59

Principal Investment Strategy

Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China. China includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index if, at the time of purchase, more than 20% of the Fund’s assets are already invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI China Small Cap Index, had a market capitalization of $5.7 billion on December 31, 2017. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the industrial sector and the consumer discretionary sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

60	matthewsasia.com | 800.789.ASIA

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall local and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS CHINA SMALL COMPANIES FUND	61

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (5/31/11)
Matthews China Small Companies Fund
Return before taxes	53.88%	14.26%	6.54%
Return after taxes on distributions[1]	50.71%	12.99%	5.63%
Return after taxes on distributions and sale of Fund shares[1]	31.01%	11.03%	4.86%
MSCI China Small Cap Index
(reflects no deduction for fees, expenses or taxes)	24.62%	7.48%	2.10%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Tiffany Hsiao, CFA has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

62	matthewsasia.com | 800.789.ASIA

Important Information

Purchase and Sale of Fund Shares

You may purchase and sell Fund shares directly through the Funds’ transfer agent by calling 800.789.ASIA (2742) or online at matthewsasia.com. Fund shares may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents. You may purchase and redeem Fund shares by electronic bank transfer, check, or wire. The minimum initial and subsequent investment amounts for various types of accounts offered by the Funds are shown below.

Type of Account	Minimum Initial Investment	Subsequent Investments
Non-retirement	$2,500	$100
Retirement and Coverdell	$500	$50

The minimum investment requirements do not apply to Trustees, officers and employees of the Funds and Matthews, and their immediate family members.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold Fund shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

IMPORTANT INFORMATION	63

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the applicable Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

Matthews Asian Growth and Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016	2015		2014		2013
Net Asset Value, beginning of year	$14.94		$16.03	$18.01		$18.91		$18.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33		0.32	0.39		0.39		0.41
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.92		(0.06)	(1.19)		(0.50)		0.47
Total from investment operations	3.25		0.26	(0.80)		(0.11)		0.88
Less distributions from:
Net investment income	(0.46)		(0.48)	(0.42)		(0.35)		(0.46)
Net realized gains on investments	(0.27)		(0.87)	(0.76)		(0.44)		(0.12)
Total distributions	(0.73)		(1.35)	(1.18)		(0.79)		(0.58)
Paid-in capital from redemption fees	—	[2]	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$17.46		$14.94	$16.03		$18.01		$18.91
Total return*	21.85%		1.34%	(4.50%)		(0.65%)		4.83%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$1,535,746		$1,684,987	$2,045,435		$3,052,565		$3,278,586
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.07%		1.09%	1.09%		1.08%		1.08%
Ratio of net investment income (loss) to average net assets	1.95%		1.90%	2.17%		2.03%		2.14%
Portfolio turnover[3]	23.23%		15.64%	16.48%		16.79%		15.27%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

64	matthewsasia.com | 800.789.ASIA

Matthews Asia Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016[1]	2015[1]		2014[1]		2013
Net Asset Value, beginning of year	$15.52		$15.36	$15.26		$15.60		$14.58
Income (loss) from investment operations:
Net investment income (loss)[2]	0.31		0.28	0.29		0.30		0.32
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.02		0.37	0.31		(0.34)		1.30
Total from investment operations	5.33		0.65	0.60		(0.04)		1.62
Less distributions from:
Net investment income	(0.69)		(0.29)	(0.27)		(0.23)		(0.60)
Net realized gains on investments	(0.42)		(0.11)	(0.23)		—		—
Return of capital	—		(0.09)	—		(0.07)		—
Total distributions	(1.11)		(0.49)	(0.50)		(0.30)		(0.60)
Paid-in capital from redemption fees	—	[3]	—	—	[3]	—	[3]	—	[3]
Net Asset Value, end of year	$19.74		$15.52	$15.36		$15.26		$15.60
Total return*	34.69%		4.13%	3.86%		(0.32%)		11.27%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$3,713,276		$2,650,611	$2,757,910		$2,918,228		$3,669,690
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.03%		1.06%	1.06%		1.06%		1.06%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.02%		1.06%	1.05%		1.05%		1.06%
Ratio of net investment income (loss) to average net assets	1.67%		1.79%	1.82%		1.89%		2.04%
Portfolio turnover[4]	28.11%		39.76%	35.98%		20.06%		14.06%

1 Consolidated Financial Highlights.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	65

Matthews China Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$14.09	$13.79	$13.37		$13.74		$12.35
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.31	0.29		0.25		0.25
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	4.85	0.47	1.01		(0.12)		1.35
Total from investment operations	5.20	0.78	1.30		0.13		1.60
Less distributions from:
Net investment income	(0.49)	(0.28)	(0.28)		(0.36)		(0.23)
Net realized gains on investments	(1.19)	(0.20)	(0.60)		(0.14)		—
Total distributions	(1.68)	(0.48)	(0.88)		(0.50)		(0.23)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	0.02
Net Asset Value, end of year	$17.61	$14.09	$13.79		$13.37		$13.74
Total return*	37.69%	5.70%	9.54%		0.93%		13.35%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$260,593	$160,400	$165,514		$116,954		$125,965
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.19%	1.22%	1.19%		1.19%		1.24%
Ratio of net investment income (loss) to average net assets	2.12%	2.28%	1.97%		1.88%		1.94%
Portfolio turnover[3]	69.14%	72.96%	79.91%		25.43%		20.52%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

66	matthewsasia.com | 800.789.ASIA

Matthews Asia Value Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period Ended Dec. 31, 2015[1]
	2017	2016
Net Asset Value, beginning of period	$9.96	$9.85	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.09	0.02
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.45	0.65	(0.16)
Total from investment operations	3.59	0.74	(0.14)
Less distributions from:
Net investment income	(0.29)	(0.59)	(0.01)
Net realized gains on investments	(0.43)	(0.04)	—
Total distributions	(0.72)	(0.63)	(0.01)
Net Asset Value, end of period	$12.83	$9.96	$9.85
Total return*	36.12%	7.43%	(1.35%)	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$27,346	$2,548	$1,589
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.32%	11.48%	36.42%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.50%	1.50%	[4]
Ratio of net investment income (loss) to average net assets	1.10%	0.84%	2.70%	[4]
Portfolio turnover[5]	31.93%	19.60%	10.80%	[3]

1 Commenced operations on November 30, 2015.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	67

Matthews Asia Focus Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,						Period Ended Dec. 31, 2013[1]
	2017	2016	2015		2014
Net Asset Value, beginning of period	$8.98	$8.69	$10.01		$9.66		$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.10	0.11		0.09		0.04
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	3.21	0.32	(1.31)		0.33		(0.30)
Total from investment operations	3.32	0.42	(1.20)		0.42		(0.26)
Less distributions from:
Net investment income	(0.12)	(0.13)	(0.07)		(0.07)		(0.08)
Net realized gains on investments	—	—	(0.05)		—		—
Total distributions	(0.12)	(0.13)	(0.12)		(0.07)		(0.08)
Paid-in capital from redemption fees	—	—	—	[3]	—	[3]	—	[3]
Net Asset Value, end of period	$12.18	$8.98	$8.69		$10.01		$9.66
Total return*	36.98%	4.82%	(12.07%)		4.38%		(2.63%)	[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$4,838	$4,713	$5,474		$7,839		$6,258
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.45%	2.47%	2.07%		2.16%		3.50%	[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.50%	1.50%		1.57%		1.71%	[5]
Ratio of net investment income (loss) to average net assets	1.01%	1.14%	1.08%		0.87%		0.64%	[5]
Portfolio turnover[6]	28.42%	21.10%	23.60%		24.12%		16.23%	[4]

1 Commenced operations on April 30, 2013.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 Not annualized.

5 Annualized.

6 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

68	matthewsasia.com | 800.789.ASIA

Matthews Asia Growth Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$21.05	$21.09	$21.10		$21.17		$18.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.06	0.11		0.12		0.11
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	8.14	0.13	(0.12)		0.19		3.37
Total from investment operations	8.18	0.19	(0.01)		0.31		3.48
Less distributions from:
Net investment income	(0.16)	(0.23)	—		(0.38)		(0.33)
Net realized gains on investments	(1.82)	—	—		—		—
Total distributions	(1.98)	(0.23)	—		(0.38)		(0.33)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$27.25	$21.05	$21.09		$21.10		$21.17
Total return*	39.39%	0.92%	(0.05%)		1.49%		19.35%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$554,309	$419,516	$526,969		$561,922		$558,407
Ratio of expenses to average net assets	1.12%	1.14%	1.11%		1.11%		1.12%
Ratio of net investment income (loss) to average net assets	0.16%	0.30%	0.49%		0.55%		0.55%
Portfolio turnover[3]	23.19%	13.61%	29.51%		22.24%		10.77%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	69

Matthews Pacific Tiger Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016	2015		2014		2013
Net Asset Value, beginning of year	$22.92		$23.54	$26.57		$24.99		$24.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17		0.11	0.42		0.14		0.17
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	8.96		(0.13)	(0.82)		2.80		0.72
Total from investment operations	9.13		(0.02)	(0.40)		2.94		0.89
Less distributions from:
Net investment income	(0.17)		(0.13)	(0.42)		(0.13)		(0.16)
Net realized gains on investments	(0.22)		(0.47)	(2.21)		(1.23)		(0.16)
Total distributions	(0.39)		(0.60)	(2.63)		(1.36)		(0.32)
Paid-in capital from redemption fees	—	[2]	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$31.66		$22.92	$23.54		$26.57		$24.99
Total return*	39.96%		(0.16%)	(1.30%)		11.79%		3.63%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$3,335,795		$2,445,183	$2,720,869		$3,047,077		$2,954,108
Ratio of expenses to average net assets before any reimbursement or waiver or recapture of expenses by Advisor and Administrator	1.08%		1.09%	1.09%		1.09%		1.09%
Ratio of expenses to average net assets after any reimbursement or waiver or recapture of expenses by Advisor and Administrator	1.06%		1.08%	1.07%		1.08%		1.09%
Ratio of net investment income (loss) to average net assets	0.63%		0.47%	1.53%		0.52%		0.67%
Portfolio turnover[3]	9.18%		5.73%	12.56%		11.38%		7.73%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

70	matthewsasia.com | 800.789.ASIA

Matthews Asia ESG Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period Ended Dec. 31, 2015[1]
	2017	2016
Net Asset Value, beginning of period	$8.97	$9.23	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.07	0.02
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.97	(0.20)	(0.75)
Total from investment operations	3.02	(0.13)	(0.73)
Less distributions from:
Net investment income	(0.27)	(0.13)	(0.04)
Net realized gains on investments	(0.16)	—	—
Total distributions	(0.43)	(0.13)	(0.04)
Net Asset Value, end of period	$11.56	$8.97	$9.23
Total return*	33.79%	(1.40%)	(7.30%)	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$10,695	$5,376	$3,248
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.65%	3.54%	9.09%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.48%	1.44%	[4]
Ratio of net investment income (loss) to average net assets	0.45%	0.77%	0.25%	[4]
Portfolio turnover[5]	28.82%	16.10%	21.72%	[3]

1 Commenced operations on April 30, 2015.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	71

Matthews Emerging Asia Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,							Period Ended Dec. 31, 2013[1]
	2017		2016	2015		2014
Net Asset Value, beginning of period	$13.18		$11.27	$11.60		$9.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.07		0.15	0.04		0.04		(0.01)
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.35		2.01	(0.34)		1.69		(0.05)
Total from investment operations	2.42		2.16	(0.30)		1.73		(0.06)
Less distributions from:
Net investment income	(0.04)		(0.13)	—	[3]	(0.06)		—	[3]
Net realized gain on investments	(0.05)		(0.13)	(0.03)		—		—
Return of capital	—		—	—		—		(0.01)
Total distributions	(0.09)		(0.26)	(0.03)		(0.06)		(0.01)
Paid-in capital from redemption fees	—	[3]	0.01	—	[3]	—	[3]	—	[3]
Net Asset Value, end of period	$15.51		$13.18	$11.27		$11.60		$9.93
Total return*	18.42%		19.25%	(2.56%)		17.39%		(0.61%)	[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$219,596		$145,164	$114,590		$110,363		$38,022
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.70%		1.77%	1.75%		1.78%		2.39%	[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.48%		1.47%	1.50%		1.58%		1.98%	[5]
Ratio of net investment income (loss) to average net assets	0.49%		1.26%	0.33%		0.34%		(0.08%)	[5]
Portfolio turnover[6]	7.74%		34.90%	12.14%		8.21%		1.66%	[4]

1 Commenced operations on April 30, 2013.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share

4 Not annualized.

5 Annualized.

6 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

72	matthewsasia.com | 800.789.ASIA

Matthews Asia Innovators Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015	2014		2013
Net Asset Value, beginning of year	$10.10	$12.32	$13.61	$12.59		$9.29
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	(0.02)	(0.05)	—	[2]	0.01
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.31	(1.07)	0.64	1.16		3.30
Total from investment operations	5.29	(1.09)	0.59	1.16		3.31
Less distributions from:
Net investment income	(0.24)	—	—	(0.06)		(0.01)
Net realized gains on investments	(0.96)	(1.13)	(1.88)	(0.08)		—
Total distributions	(1.20)	(1.13)	(1.88)	(0.14)		(0.01)
Net Asset Value, end of year	$14.19	$10.10	$12.32	$13.61		$12.59
Total return*	52.88%	(9.10%)	4.48%	9.24%		35.61%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$175,331	$83,926	$129,763	$125,612		$111,751
Ratio of expenses to average net assets	1.24%	1.24%	1.18%	1.16%		1.18%
Ratio of net investment income (loss) to average net assets	(0.18%)	(0.19%)	(0.33%)	(0.02%)		0.07%
Portfolio turnover[3]	66.51%	92.25%	72.85%	62.99%		62.04%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole for the entire year without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	73

Matthews China Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016[1]		2015[1]		2014[1]		2013
Net Asset Value, beginning of year	$15.47	$18.42		$21.46		$22.84		$23.47
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.21		0.20		0.24		0.25
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	8.86	(1.04)		0.30		(1.25)		1.33
Total from investment operations	9.02	(0.83)		0.50		(1.01)		1.58
Less distributions from:
Net investment income[2]	(0.37)	(0.26)		(0.21)		(0.27)		(0.26)
Net realized gains on investments	(1.92)	(1.29)		(3.33)		(0.10)		(1.95)
Return of capital	—	(0.57)		—		—		—
Total distributions	(2.29)	(2.12)		(3.54)		(0.37)		(2.21)
Paid-in capital from redemption fees	—	—	[3]	—	[3]	—	[3]	—	[3]
Net Asset Value, end of year	$22.20	$15.47		$18.42		$21.46		$22.84
Total return*	59.37%	(5.18%)		2.41%		(4.42%)		6.84%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$843,508	$495,900		$709,767		$947,740		$1,286,309
Ratio of expenses to average net assets	1.09%	1.18%		1.14%		1.11%		1.08%
Ratio of net investment income (loss) to average net assets	0.78%	1.24%		0.89%		1.09%		1.06%
Portfolio turnover[4]	78.74%	83.82%		66.22%		10.23%		6.29%

1 Consolidated Financial Highlights.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

74	matthewsasia.com | 800.789.ASIA

Matthews India Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015	2014	2013
Net Asset Value, beginning of year	$25.65	$26.43	$26.46	$16.28	$17.51
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)	0.01	(0.05)	0.07	0.08
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	9.24	(0.33)	0.26	10.29	(1.13)
Total from investment operations	9.15	(0.32)	0.21	10.36	(1.05)
Less distributions from:
Net investment income	—	—	(0.03)	(0.05)	(0.18)
Net realized gains on investments	(0.49)	(0.46)	(0.23)	(0.14)	(0.01)
Total distributions	(0.49)	(0.46)	(0.26)	(0.19)	(0.19)
Paid-in capital from redemption fees	—	—	0.02	0.01	0.01
Net Asset Value, end of year	$34.31	$25.65	$26.43	$26.46	$16.28
Total return*	35.79%	(1.23%)	0.90%	63.71%	(5.90%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$1,484,045	$967,009	$1,151,948	$974,838	$427,861
Ratio of expenses to average net assets	1.09%	1.12%	1.11%	1.12%	1.13%
Ratio of net investment income (loss) to average net assets	(0.30%)	0.02%	(0.17%)	0.32%	0.48%
Portfolio turnover[2]	16.81%	15.76%	9.51%	14.86%	8.70%

1 Calculated using the average daily shares method.

2 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	75

Matthews Japan Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014	2013
Net Asset Value, beginning of year	$18.83	$18.97	$15.70		$16.20	$12.27
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.08	0.04		0.05	0.03
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	6.13	(0.01)	3.23		(0.48)	4.12
Total from investment operations	6.22	0.07	3.27		(0.43)	4.15
Less distributions from:
Net investment income	(0.20)	(0.16)	—		(0.08)	(0.24)
Net realized gains on investments	(0.73)	(0.05)	—		—	—
Total distributions	(0.93)	(0.21)	—		(0.08)	(0.24)
Paid-in capital from redemption fees	—	—	—	[2]	0.01	0.02
Net Asset Value, end of year	$24.12	$18.83	$18.97		$15.70	$16.20
Total return*	33.14%	0.40%	20.83%		(2.60%)	34.03%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$2,155,280	$1,685,872	$1,330,743		$467,854	$312,988
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.95%	0.98%	0.99%		1.03%	1.10%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.94%	0.98%	0.99%		1.03%	1.10%
Ratio of net investment income (loss) to average net assets	0.40%	0.43%	0.22%		0.32%	0.19%
Portfolio turnover[3]	44.34%	55.15%	24.19%		42.52%	22.72%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

76	matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$5.25	$6.15	$5.65		$5.95		$5.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.02	0.01		—	[2]	—	[2]
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	2.22	(0.41)	0.83		(0.05)		0.57
Total from investment operations	2.28	(0.39)	0.84		(0.05)		0.57
Less distributions from:
Net investment income	(0.29)	(0.08)	(0.01)		—		(0.02)
Net realized gains on investments	(0.33)	(0.43)	(0.33)		(0.25)		(0.24)
Total distributions	(0.62)	(0.51)	(0.34)		(0.25)		(0.26)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$6.91	$5.25	$6.15		$5.65		$5.95
Total return*	43.70%	(6.32%)	15.16%		(0.73%)		10.11%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$192,431	$142,726	$147,685		$127,774		$138,830
Ratio of expenses to average net assets	1.15%	1.15%	1.10%		1.11%		1.13%
Ratio of net investment income (loss) to average net assets	0.90%	0.41%	0.18%		0.04%		0.02%
Portfolio turnover[3]	25.37%	34.73%	20.36%		17.37%		46.20%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	77

Matthews Asia Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016		2015	2014		2013
Net Asset Value, beginning of year	$19.05		$19.41		$21.46	$19.34		$18.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02		0.09		0.02	0.09		0.11
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.68		(0.37)		(2.05)	2.11		1.19
Total from investment operations	5.70		(0.28)		(2.03)	2.20		1.30
Less distributions from:
Net investment income	(0.10)		(0.08)		(0.03)	(0.08)		(0.09)
Net realized gains on investments	(1.76)		—		—	—		—
Total distributions	(1.86)		(0.08)		(0.03)	(0.08)		(0.09)
Paid-in capital from redemption fees	—	[2]	—	[2]	0.01	—	[2]	—	[2]
Net Asset Value, end of year	$22.89		$19.05		$19.41	$21.46		$19.34
Total return*	30.59%		(1.44%)		(9.43%)	11.39%		7.19%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$208,339		$254,226		$387,747	$599,082		$407,352
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.49%		1.49%		1.48%	1.47%		1.47%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.46%		1.47%		1.47%	1.47%		1.47%
Ratio of net investment income (loss) to average net assets	0.09%		0.45%		0.08%	0.44%		0.58%
Portfolio turnover[3]	67.13%		44.44%		48.29%	21.70%		37.01%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole for the entire year without distinguishing between classes of shares issued.

78	matthewsasia.com | 800.789.ASIA

Matthews China Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016		2015	2014		2013
Net Asset Value, beginning of year	$8.21	$8.79		$9.21	$9.89		$7.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.10		0.08	0.01		0.02
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	4.27	(0.28)		0.27	(0.33)		2.22
Total from investment operations	4.34	(0.18)		0.35	(0.32)		2.24
Less distributions from:
Net investment income	(0.11)	(0.03)		(0.06)	(0.02)		(0.11)
Net realized gain on investments	(0.56)	(0.37)		(0.72)	—		—
Return of capital	—	—		—	(0.34)		—
Total distributions	(0.67)	(0.40)		(0.78)	(0.36)		(0.11)
Paid-in capital from redemption fees	0.01	—	[2]	0.01	—	[2]	—	[2]
Net Asset Value, end of year	$11.89	$8.21		$8.79	$9.21		$9.89
Total return*	53.88%	(2.35%)		4.07%	(3.33%)		28.85%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$35,209	$16,101		$21,546	$22,068		$26,674
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.34%	2.24%		2.10%	1.90%		2.04%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.50%		1.50%	1.67%		2.00%
Ratio of net investment income (loss) to average net assets	0.66%	1.17%		0.80%	0.14%		0.17%
Portfolio turnover[3]	67.22%	63.15%		72.49%	32.42%		10.28%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole for the entire year without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	79

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Investment Objectives of the Funds

Matthews Asia Funds (the “Trust” or “Matthews Asia Funds”) offers a range of regional and country-specific funds (each, a “Fund,” and collectively, the “Funds”) with the following objectives:

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	Long-term capital appreciation with some current income
Matthews Asia Dividend Fund	Total return with an emphasis on providing current income
Matthews China Dividend Fund	Total return with an emphasis on providing current income

ASIA VALUE STRATEGY
Matthews Asia Value Fund	Long-term capital appreciation

ASIA GROWTH STRATEGIES
Matthews Asia Focus Fund	Long-term capital appreciation
Matthews Asia Growth Fund	Long-term capital appreciation
Matthews Pacific Tiger Fund	Long-term capital appreciation
Matthews Asia ESG Fund	Long-term capital appreciation
Matthews Emerging Asia Fund	Long-term capital appreciation
Matthews Asia Innovators Fund	Long-term capital appreciation
Matthews China Fund	Long-term capital appreciation
Matthews India Fund	Long-term capital appreciation
Matthews Japan Fund	Long-term capital appreciation
Matthews Korea Fund	Long-term capital appreciation

ASIA SMALL COMPANY STRATEGIES
Matthews Asia Small Companies Fund	Long-term capital appreciation
Matthews China Small Companies Fund	Long-term capital appreciation

Fundamental Investment Policies

The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The manner in which Matthews International Capital Management, LLC, the investment advisor to each Fund (“Matthews”), attempts to achieve each Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”) (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Matthews’ Investment Approach

Principal Investment Strategies

The principal investment strategies for each Fund are described in the Fund Summary for each Fund.

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In seeking to achieve the investment objectives for the Funds, Matthews also employs the investment approach and other principal investment strategies as described below.

Matthews invests in the Asia Pacific region (as defined on page 81) based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objective.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

T	Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

T	Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

T	Matthews generally does not hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

T	Matthews constructs portfolios with long investment horizons—typically five to 10 years.

Matthews Is an Active Investor with Strong Convictions

T	Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

T	Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.

T	Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.

T	Matthews believes that investors benefit in the long term when the Funds are fully invested, subject to market conditions and a Fund’s particular investment objective.

Matthews Is a Fundamental Investor

T	Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

THE ASIA PACIFIC REGION IS DIVIDED INTO THE FOLLOWING GROUPS:

ASIA

Consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region

ASIA EX JAPAN

Includes all countries and markets in Asia excluding Japan

ASIA PACIFIC

Includes all countries and markets in Asia plus all countries and markets in the Pacific region, including Australia and New Zealand

MATTHEWS’ INVESTMENT APPROACH	81

T	Matthews may also consider factors such as:
–	Management: Does management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?
–	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

T	Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Matthews Focuses on Individual Companies

T	Matthews develops views about the course of growth in the region over the long term.

T	Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

T	Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

T	Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share). Except with respect to the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund, a company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds. Please note the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund invest at least 80% of their assets in Small Companies, as defined in each respective Fund Summary.

Non-Principal Investment Strategies

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

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Risks of Investing in the Funds

The main risks associated with investing in the Funds are described below and in the Fund Summaries at the front of this prospectus. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value per share (“NAV”) of that Fund will decline, and investors may lose some or all of the value of their investments.

Foreign securities held by the Funds may be traded on days and at times when the New York Stock Exchange (the “NYSE”) is closed, and the NAVs of the Funds are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAVs, see page 99.

Your investment in the Funds is exposed to different risks, many of which are described below. Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (typically five years or longer), so that you can better manage volatility in a Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including a Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Funds’ NAVs and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s NAV (see page 99).

Principal Risks

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter, or to predict the duration of these events. These conditions could prevent the Funds from successfully executing their investment strategies, result in future declines in the market values of the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

Preferred Stocks

Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment.

For additional information about strategies and risks, see individual Fund descriptions in the Fund Summary for each Fund and the Funds’ SAI. The SAI is available to you free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the website of the Securities and Exchange Commission (the “SEC”) at sec.gov and access the EDGAR database.

RISKS OF INVESTING IN THE FUNDS	83

Convertible Securities

As part of their investment strategies, the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, and Matthews China Dividend Fund, and the other Funds to a lesser extent, may invest in convertible preferred stocks and bonds and debentures of any maturity, and in those that are unrated, or would be below investment grade if rated. Convertible securities may, under specific circumstances, be converted into the common or preferred stock of the issuing company and may be denominated in U.S. dollars, euros or a local currency. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

The risks of convertible bonds and debentures include repayment risk and interest rate risk. Repayment risk is the risk that a borrower does not repay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default” and could result in losses for a Fund. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it.

Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities

Each of the Funds, including the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (each of which seek to provide current income), may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

The inclusion of Passive Foreign Investment Companies (“PFICs”) in the portfolio can result in higher variability—both negatively and positively—in the income distribution.

Risks Associated with Smaller and Medium-Size Companies

The Matthews Asia Small Companies Fund and Matthews China Small Companies Fund invest in securities of smaller companies, and each of the other Funds may invest in securities of smaller and medium-size companies. Smaller and medium size companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller and medium-size companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller and medium-size companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. Both of these factors may dilute the holdings, or otherwise adversely impact the rights of a Fund and smaller shareholders in corporate governance or corporate actions. Smaller and medium-size companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds may have more difficulty obtaining information about smaller and medium-size companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller and medium-size companies may trade less frequently and in lesser volume than more widely held securities, and securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and medium-size companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and medium-size companies to changing economic conditions. For these and other reasons, the value of securities of smaller and medium-size companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies

The Funds, and the Matthews Emerging Asia Fund in particular, may invest in the securities of micro-cap companies. Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even

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greater for micro-cap companies because they often have even narrower markets, fewer product lines and/or more limited managerial and financial resources than those of smaller companies. Micro-cap companies may be newly formed or in the early stages of development, with limited or no product lines or markets. They may also lack significant institutional ownership and may have cyclical, static or only moderate growth prospects. Public information available about these companies may be scarce, and it may take a long time before a gain, if any, on an investment in a micro-cap company may be realized.

Certain Risks of Fixed-Income Securities

The Matthews Asian Growth and Income Fund and Matthews Asia ESG Fund may invest in fixed-income securities (including high-yield securities) as a principal strategy. The other Funds invest in fixed-income securities to a lesser extent.

The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk

Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an investment and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

Interest Rate Risk

Interest rate risk refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including, without limitation, the index chosen, frequency of reset and reset caps or floors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

High Yield Securities

Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody”), or equivalently rated by Standard and Poor’s

Corporation (“S&P”) or Fitch Inc. (“Fitch”), and unrated securities of similar credit quality are referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed-income securities. High yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks and may be less liquid than higher- rated securities.

High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or a period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). Issuers of securities in default may fail to resume principal and interest payments, in which case a Fund may lose its entire investment. Funds that invest in junk bonds may also be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.

Risks Associated with Investing in Innovative Companies

The standards for assessing innovative companies in which the Matthews Asia Innovators Fund invests tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The definition of innovators can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors.

Risks of Investing in Science and Technology Companies

Each of the Funds may, and the Matthews Asia Innovators Fund will, invest in securities of science and technology companies. Such companies may face special risks because their products or services may not prove to be commercially successful and may be affected by rapid product changes and associated developments. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. Such companies are also often subject to governmental regulation and greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movements of science and technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volatile than stocks of other types of companies. These factors may also affect the profitability of science and technology companies and therefore the value of their securities. Accordingly, the NAV of a Fund may be more volatile, especially over the short term as a result of such Fund’s investments in science and technology companies. These risks are especially important when considering an

RISKS OF INVESTING IN THE FUNDS	85

investment in the Matthews Asia Innovators Fund, which focuses on the science and technology sectors. The Matthews Asia Innovators Fund is less diversified than stock funds investing in a broader range of sectors and, therefore, could experience significant volatility, and the movements in its NAV will follow the science and technology sectors, as opposed to the general movement of the economies of the countries where the companies are located.

Value Stock Risk

Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Responsible Investing Risk

Since the Matthews Asia ESG Fund takes into consideration ESG factors in making its investment decisions, it may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. Generally, the Matthews Asia ESG Fund’s consideration of ESG factors may affect its exposure to certain issuers, industries, sectors, regions or countries and may impact its relative investment performance—positively or negatively—depending on whether such investments are in or out of favor in the market. The ESG factors used in the Matthews Asia ESG Fund’s investment process will likely make it perform differently from a fund that relies solely or primarily on financial metrics. Although an investment by the Matthews Asia ESG Fund in a company may satisfy one or more ESG standards in the view of the portfolio managers, that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

Financial Services Sector Risk

Certain of the Funds may invest a significant portion of their assets in the financial services sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include real estate investment trusts (“REITs”)). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Industrial Sector Risk

Certain of the Funds may invest a significant portion of their assets in the industrial sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Consumer Discretionary Sector Risk

Certain of the Funds may invest a significant portion of their assets in the consumer discretionary sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall local and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Regional and Country Risks

In addition to the risks discussed above and elsewhere in this prospectus, there are specific risks associated with investing in the Asia Pacific region, including the risk of severe economic, political or military disruption. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Many Asia Pacific countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole. In addition, some countries in the region are competing to claim or develop regional supplies of energy and natural resources. This competition could lead to economic, political or military instability or disruption. Any

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military action or other instability could adversely impact the ability of a Fund to achieve its investment objective.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the developments in global credit and equity markets in 2008 and 2009, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.-based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., the adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets), the governments of these countries may be more unstable and more likely to impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging and frontier market countries may also impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging market countries may also impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters (including earthquakes and tsunamis), or adverse changes in climate or weather. The risks of such phenomena and resulting social, political, economic and environmental damage (including nuclear pollution) cannot be quantified. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

There are specific risks associated with a Fund’s concentration of its investments in a country or group of countries within the Asia Pacific region. Provided below are risks of investing in various countries within the Asia Pacific region and are principal risks of a Fund to the extent such Fund’s portfolio is concentrated in such country or countries.

China, Hong Kong, Macau and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or by taking other similar actions. Such actions could adversely impact the Funds’ ability to achieve their investment objectives and could result in the Funds limiting or suspending shareholder redemptions privileges (as legally permitted, see Selling (Redeeming) Shares, page 102).

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility,

RISKS OF INVESTING IN THE FUNDS	87

interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented sectors may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.

In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Funds’ investments.

Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the U.S. and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Macau. Although Macau is a Special Administrative Region (SAR) of China, it maintains a high degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future.

Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Other Asian Countries

Bangladesh. Bangladesh is facing many economic hurdles, including weak political institutions, poor infrastructure, lack of privatization of industry and a labor force that has outpaced job growth in the country. High poverty and inflationary tensions may cause social unrest, which could weigh negatively on business sentiment and capital investment. Bangladesh’s developing capital markets rely primarily on domestic investors. The recent overheating of the stock market and subsequent correction underscored weakness in capital markets and regulatory oversight. Corruption remains a serious impediment to investment and economic growth in Bangladesh, and the country’s legal system makes debt collection unpredictable, dissuading foreign investment. Bangladesh is geographically located in a part of the world that is historically prone to natural disasters and is economically sensitive to environmental events.

Cambodia. Cambodia is experiencing a period of political stability and relative peace following years of violence under the Khmer Rouge regime. Despite its recent growth and stability, Cambodia faces risks from a weak infrastructure (particularly power generation capacity and the high cost of electric power), a poorly developed education system, inefficient bureaucracy and charges of government corruption. Very low foreign exchange reserves make Cambodia vulnerable to sudden capital flight, and the banking system suffers from a lack of oversight and very high dollarization. Further, destruction of land-ownership records during the Khmer Rouge regime has resulted in numerous land disputes, which strain the country’s institutional capacity and threaten violence and demonstrations.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the

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risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a developing banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Laos. Laos is a poor, developing country ruled by an authoritarian, Communist, one-party government. It is politically stable, with political power centralized in the Lao People’s Revolutionary Party. Laos’ economic growth is driven largely by the construction, mining and hydroelectric sectors. However, the increased development of natural resources could lead to social imbalances, particularly in light of Laos’ underdeveloped health care and education systems. Laos is a poorly regulated economy with limited rule of law. Corruption, patronage and a weak legal system threaten to slow economic development. Another major risk for Laos is the stability of its banks, which, despite the significant credit growth since 2009, are under-capitalized and inadequately supervised.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Mongolia. Mongolia has experienced political instability in conjunction with its election cycles. Mongolian governments have had a history of cycling favorable treatment among China, Russia, Japan, the United States and Europe and may at any time abruptly change current policies in a manner adverse to investors. In addition, assets in Mongolia may be subject to nationalization, requisition or confiscation (whether legitimate or not) by any government authority or body. Government corruption and inefficiencies are also a problem. Mongolia’s unstable economic policies and regulations towards foreign investors threaten to impede necessary growth of production capacity. Additionally, the Mongolian economy is extremely dependent on the price of minerals and Chinese demand for Mongolian exports.

Myanmar. Myanmar (formerly Burma) is emerging from nearly half a century of isolation under military rule and from the gradual suspension of sanctions imposed for human-rights violations. However, Myanmar struggles with rampant corruption, poor infrastructure (including basic infrastructure, such as transport, telecoms and electricity), ethnic tensions, a shortage of technically proficient workers and a dysfunctional bureaucratic system. Myanmar has no established corporate bond market or stock exchange and has a limited banking

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system. Additionally, despite democratic trends and progress on human rights, Myanmar’s political situation remains fluid, and there remains the possibility of reinstated sanctions.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Ongoing border disputes with India may result in armed conflict between the two nations, and Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of international support, which may be significantly reduced or terminated in response to changes in the political leadership of Pakistan. Pakistan faces a wide range of other economic problems and risks, such as the uncertainty over the privatization efforts, the substantial natural resource constraints it is subject to, its large budgetary and current account deficits as well as trade deficits, its judicial system that is still developing and widely perceived as lacking transparency, and inflation.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

South Korea. Investing in South Korean securities has special risks, including those related to political, economic and social instability and the potential for increased militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have largely been suspended, although there is no guarantee that such controls will not be re-imposed. However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. However, some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises, and for most of the private enterprises, a majority of the equity is owned by employees and management boards and on average more than one-third of the equity is owned by the government with only a small percentage of the equity being owned by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies and has in the past imposed arbitrary repatriation taxes on foreign owners. Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies). Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

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Additional Risks

The following additional or non-principal risks also apply to investments in the Funds.

Other Asia Pacific Countries

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

New Zealand. New Zealand is generally considered to be a developed market, and investments in New Zealand generally do not have risks associated with them that are present with investments in developing or emerging markets. The health of the economy is strongly tied to commodity exports and has historically been vulnerable to global slowdowns. New Zealand is a country heavily dependent on free trade, particularly in agricultural products. This makes New Zealand particularly vulnerable to international commodity prices and global economic slowdowns. Its principal export industries are agriculture, horticulture, fishing and forestry.

Papua New Guinea. Papua New Guinea is a small country that faces challenges in maintaining political stability. Papua New Guinea’s newly elected government promises reforms to address rampant corruption and revolving-door politics, but the success of these efforts remains to be seen. Other challenges facing Papua New Guinea include providing physical security for foreign investors, regaining investor confidence, restoring integrity to state institutions, privatizing state institutions and maintaining good relations with Australia. Exploitation of Papua New Guinea’s natural resources is limited by terrain, land tenure issues and the high cost of developing infrastructure. Papua New Guinea has several thousand distinct and heterogeneous indigenous communities, which create additional challenges in dealing with tribal conflicts, some of which have been going on for millennia.

U.S. Securities

Certain Funds invest to a limited extent in stocks issued by U.S. companies. U.S. stocks have certain risks similar to equity securities issued in other countries, such as declines in value over short or extended periods as a result of changes in a company’s financial condition or the overall market as well as economic and political conditions. Although U.S. stocks have enjoyed many years of favorable returns, they have more recently experienced volatility based on political and economic events such as trade disputes. In addition, expected interest rate increases in the U.S. may adversely affect stocks.

Investment in a Smaller Number of Companies or Industries

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be more sensitive to adverse social, political, economic or regulatory developments than funds whose portfolios are more diversified. Events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Funds, and the Funds’ performance may be more volatile than that of funds that invest globally.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time (but not other risks, including market risks). Credit ratings are determined by rating organizations, such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), based on their view of past and potential developments related to an issuer (or security). Such potential developments may not reflect actual developments and a rating organization’s evaluation may be incomplete or inaccurate. For a further description of credit ratings, see “Appendix: Bond Ratings” in the Funds’ SAI.

Passive Foreign Investment Companies (“PFICs”)

The Funds may invest in PFICs. Investments in PFICs may subject the Funds to taxes and interest charges that cannot be avoided, or that can be avoided only through complex methods that may have the effect of imposing a less favorable tax rate or accelerating the recognition of gains and payment of taxes.

Initial Public Offerings (“IPOs”)

IPOs of securities issued by unseasoned companies with little or no operating history are risky, and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds or may be available only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on the Fund’s performance than when it is larger. The Funds’ portfolio managers are permitted to engage in short-term trading of IPOs. Although IPO investments have had a positive impact on the performance of some Funds, there can be no assurance that a Fund will have favorable IPO investment opportunities in the future or that a Fund’s investments in IPOs will have a positive impact on its performance.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors. Investors who hold shares of the Funds for the short term, including market-timers, may harm the Funds and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing a Fund to incur additional costs, which are borne by non-redeeming shareholders. Certain Funds attempt to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Funds attempt to discourage time-zone arbitrage and similar market-timing

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activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when each Fund’s NAV is calculated. See page 103 for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

Investment in China A Shares

Matthews has applied for and received a license as a Qualified Foreign Institutional Investor from the China Securities Regulatory Commission and has been allocated by the State Administration of Foreign Exchange (“SAFE”) of China a quota (the “QFII Quota”), which represents the initial amount that Matthews may invest in stocks of Chinese companies listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange and traded and denominated in the currency of China, the renminbi (“China A Shares”) on behalf of clients whose portfolios it manages, including for this purpose any series, sub-fund, sleeve, or other sub-account of such client (each an “A Share Investor”). Matthews has, and may periodically request, increases in its quota. To date SAFE has granted Matthews’ requests for quota increases, but there is no assurance that SAFE will continue to do so. Once the QFII Quota available as of any relevant time has been invested, there can be no assurance that any additional QFII Quota will become available. For a further discussion of China A Shares and risks associated with investing in China A Shares, see “Risks Associated with Investing in China A Shares” in the Funds’ SAI.

Under Chinese law, Matthews, as holder of the QFII Quota is required to maintain custody of China A Share assets held as part of the QFII Quota with a local custodian in its own name for the benefit of the A Share Investors (the “A Share Account”). In addition, the local Chinese custodian will maintain, on its books and records, a sub-account on behalf of each A Share Investor with respect to the China A Share assets held by each individual A Share Investor.

Matthews has agreed with each A Share Investor that Matthews has and shall have no beneficial interest in such China A Share assets and that they belong exclusively to the individual A Share Investors in whose name they are held on the books and records of the Chinese custodian. In addition, each A Share Investor has agreed that such A Share Investor has an interest solely in the China A Share assets held through the QFII Quota that are registered in its name on the books and records of the Chinese custodian, and that they have no interest in any China A Share assets held on the books and records of the Chinese custodian in the name of any other A Share Investor.

A Share Investors, including the Funds, bear the costs of maintaining their sub-account on the books and records of the Chinese custodian, as well as their share of the costs of maintaining the A Share Account.

Although China A Shares generally trade in liquid markets, because of the repatriation limitations imposed by the Chinese government, a Fund’s investment in China A Shares may be illiquid and subject to the Fund’s policy of investing no more than 15% of its net assets in illiquid securities.

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Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789.ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an Investment Advisory Agreement dated as of February 1, 2016, as most recently amended effective April 29, 2016, between Matthews and the Trust, on behalf of the Funds (and as amended from time to time, the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to the Services Agreement (as defined below).

Pursuant to the Advisory Agreement, the Funds, other than the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund, (such Funds collectively, the “Family-Priced Funds”), in the aggregate pay Matthews 0.75% of the aggregate average daily net assets of the Family-Priced Funds up to $2 billion, 0.6834% of the aggregate average daily net assets of the Family-Priced Funds over $2 billion up to $5 billion, 0.65% of the aggregate average daily net assets of the Family-Priced Funds over $5 billion up to $25 billion, 0.64% of the aggregate average daily net assets of the Family-Priced Funds over $25 billion up to $30 billion, 0.63% of the aggregate average daily net assets of the Family-Priced Funds over $30 billion up to $35 billion, 0.62% of the aggregate average daily net assets of the Family-Priced Funds over $35 billion up to $40 billion, 0.61% of the aggregate average daily net assets of the Family-Priced Funds over $40 billion up to $45 billion, and 0.60% of the aggregate average daily net assets of the Family-Priced Funds over $45 billion. The Family-Priced Funds shall pay to Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Funds’ average daily net asset value for the month.

Pursuant to the Advisory Agreement, each of the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund pays Matthews a fee equal to 1.00% of its average daily net assets up to $1 billion and 0.95% of its average daily net assets over $1 billion. Each of the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund shall pay to Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on such Fund’s average daily net asset value for the month.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2017.

For the fiscal year ended December 31, 2017, the Funds paid investment management fees to Matthews as follows (as a percentage of average net assets):

Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asia Value Fund, Matthews Asia Focus Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia ESG Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund	0.66%
Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund, Matthews China Small Companies Fund	1.00%

Matthews may delegate certain portfolio management activities with respect to one or more Funds to a wholly owned subsidiary based outside of the United States. Any such sub-advisor would enter into a sub-advisory agreement with Matthews related to the affected Fund, and Matthews would remain fully responsible for the sub-advisory services as if Matthews had performed the services directly. Any delegation of services in this manner would not increase the fees or expenses paid by the Fund, and would normally be used only where a portfolio manager or other key professional is located in the country where the subsidiary is based. The Board would approve any sub-advisory agreement.

Pursuant to an administration and shareholder services agreement dated as of August 13, 2004, as most recently amended effective April 29, 2016 (and as amended from time to time, the “Services Agreement”), the Matthews Asia Funds in the aggregate pay Matthews 0.25% of the aggregate average daily net assets of the Matthews Asia Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Matthews Asia Funds over $2 billion up to $5 billion, 0.15% of the aggregate average daily net assets of the Matthews Asia Funds over $5 billion up to $7.5 billion, 0.125% of the aggregate average daily net assets of the Matthews Asia Funds over $7.5 billion up to $15 billion, 0.11% of the aggregate average daily net assets of the Matthews Asia Funds over $15 billion up to $22.5 billion, 0.10% of the aggregate average daily net assets of the Matthews Asia Funds over $22.5 billion up to $25 billion, 0.09% of the aggregate average daily net assets of the Matthews Asia Funds over $25 billion up to $30 billion, 0.08% of the aggregate average daily net assets of the Matthews Asia Funds over $30 billion up to $35 billion, 0.07% of the aggregate average daily net assets of the Matthews Asia Funds over $35 billion up to $40 billion, 0.06% of the aggregate average daily net assets of the Matthews Asia Funds over $40 billion up to $45 billion, and 0.05% of the aggregate average daily net assets of the Matthews Asia Funds over

MANAGEMENT OF THE FUNDS	93

$45 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Matthews Asia Funds and current shareholders of the Matthews Asia Funds, including overseeing the activities of the Matthews Asia Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Matthews Asia Funds’ net asset values; overseeing each Matthews Asia Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Matthews Asia Funds’ third-party administrator and other parties for Board meetings; coordinating and executing fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Matthews Asia Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Matthews Asia Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Matthews Asia Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Pursuant to an operating expenses agreement, dated as of November 4, 2003, as most recently amended effective November 30, 2017 (and as amended from time to time, the “Operating Expenses Agreement”), for all Funds, Matthews has agreed (i) to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (e.g., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any non-class specific expenses of the Institutional Class are waived for the Institutional Class, Matthews has also agreed to waive an equal amount of non-class specific expenses for the Investor Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because no class specific expenses will be waived for the Investor Class, the total annual operating expenses after fee waiver and expense reimbursement for the Investor

Class would be 1.25% plus the sum of (i) the amount (in annual percentage terms) of the class specific expenses incurred by the Investor Class that exceed those incurred by the Institutional Class; and (ii) the amount (in annual percentage terms) of the class specific expenses reduced for the Institutional Class and not the Investor Class. Please note that the Institutional Class is offered through a separate prospectus to eligible investors.

In turn, if a Fund’s expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. For each Fund, this agreement will continue through at least April 30, 2019 and may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), effective as of September 1, 2014, as amended from time to time, between the Trust, on behalf of the Family-Priced Funds, and Matthews, for each Family-Priced Fund, Matthews has contractually agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates under the Advisory Agreement and the Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Matthews may not recoup fees waived pursuant to the Fee Waiver Agreement. The Board has approved the Fee Waiver Agreement for an additional one-year term through April 30, 2019 and may terminate the agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date.

Each Fund also offers Institutional Class shares to eligible investors. Institutional Class shares have different expenses, which will result in different performance than Investor Class shares. Shares of the two classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class.

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Portfolio Managers

Each of the Funds is managed by one or more Lead Managers, who are supported by and consult with, for most of the Funds, one or more Co-Managers. A Lead Manager of a Fund is primarily responsible for its day-to-day investment management decisions.

ROBERT J. HORROCKS, PhD
Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. He manages the firm’s Asian Growth and Income Strategy and co-manages the Asia Dividend and Asia ex Japan Dividend Strategies. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom and is fluent in Mandarin. Robert has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2009 and of the Matthews Asia Dividend Fund since 2013.	Lead Manager Matthews Asian Growth and Income Fund Co-Manager Matthews Asia Dividend Fund

KENICHI AMAKI
Kenichi Amaki is a Portfolio Manager at Matthews. He manages the firm’s Japan Strategy and co-manages the China Small Companies Strategy. Prior to joining the firm in 2008 as a Research Analyst, he was an investment officer for a family trust based in Monaco, researching investment opportunities primarily in Japan. From 2001 to 2004, he worked on the International Pension Fund Team at Nomura Asset Management in Tokyo, Japan. Kenichi received a B.A. in Law from Keio University in Japan and an M.B.A. from the University of California, Berkeley, and is fluent in Japanese. Kenichi has been a Portfolio Manager of the Matthews Japan Fund since 2010 and of the Matthews China Small Companies Fund since 2015.	Lead Manager Matthews Japan Fund Co-Manager Matthews China Small Companies Fund

SUNIL ASNANI
Sunil Asnani is a Portfolio Manager at Matthews. He manages the firm’s India Strategy and co-manages the Asia Innovators Strategy. Prior to joining the firm in 2008 as a Research Analyst, he was a Senior Associate in the Corporate Finance and Strategy practice for McKinsey & Company in New York. In 2006, Sunil earned his M.B.A. from the Wharton School of the University of Pennsylvania. From 1999 to 2004, he served in various capacities, including as Superintendent of Police, for the Indian Police Service in Trivandrum, India. Sunil received a Bachelor of Technology degree from the Indian Institute of Technology in Delhi, India. He is fluent in Sindhi, Hindi and Malayalam. Sunil has been a Portfolio Manager of the Matthews India Fund since 2010 and the Matthews Asia Innovators Fund since 2018.	Lead Manager Matthews India Fund Co-Manager Matthews Asia Innovators Fund

WINNIE CHWANG
Winnie Chwang is a Portfolio Manager at Matthews and co-manages the firm’s China and Asia ESG Strategies. She joined the firm in 2004 and has built her investment career at the firm. Winnie earned an M.B.A. from the Haas School of Business and received her B.A. in Economics with a minor in Business Administration from the University of California, Berkeley. She is fluent in Mandarin and conversational in Cantonese. Winnie has been a Portfolio Manager of the Matthews China Fund since 2014 and of the Matthews Asia ESG Fund since its inception in 2015.	Co-Manager Matthews China Fund Matthews Asia ESG Fund

RAHUL GUPTA
Rahul Gupta is a Portfolio Manager at Matthews and co-manages the firm’s Pacific Tiger Strategy. Prior to joining the firm in 2014, he spent almost a decade at Oaktree Capital Management as a Senior Vice President on the Emerging Market Long Short Equity Fund. In this role, he managed portfolios in the technology, industrial and health care industries. Rahul began his career in 1994 with Citibank, and as a Vice President was responsible for heading the development of new financial products. Rahul earned his M.B.A. from INSEAD in France and was also an exchange student at the Wharton School of the University of Pennsylvania. He received a Bachelor of Technology in Mechanical Engineering from the Indian Institute of Technology in New Delhi. He is fluent in Hindi. Rahul has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2015.	Co-Manager Matthews Pacific Tiger Fund

MANAGEMENT OF THE FUNDS	95

MICHAEL B. HAN, CFA
Michael Han is a Portfolio Manager at Matthews and co-manages the firm’s Korea and Asia Value Strategies. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was an Analyst at Luxor Capital Group, researching investment opportunities in Asian markets. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the Matthews Korea Fund since 2008 and of the Matthews Asia Value Fund since its inception in 2015.	Co-Manager Matthews Korea Fund Matthews Asia Value Fund

ROBERT HARVEY, CFA
Robert Harvey is a Portfolio Manager at Matthews and manages the firm’s Emerging Asia Strategy. Prior to joining Matthews in 2012, he was a Senior Portfolio Manager at PXP Vietnam Asset Management from 2009 to 2012, where he focused on Vietnamese equities. Previously, he was a Portfolio Manager on the Global Emerging Markets team at F&C Asset Management in London from 2003 to 2009. Robert started his investment career in 1994 as an Assistant Equity Portfolio Manager with the Standard Bank of South Africa’s asset management division. He received a Bachelor of Commerce in Accountancy and Commercial Law from Rhodes University in South Africa and a Bachelor of Accounting Science in Advanced Management Accounting, Taxation and Auditing at the University of South Africa. Robert has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.	Lead Manager Matthews Emerging Asia Fund

TIFFANY HSIAO, CFA
Tiffany Hsiao is a Portfolio Manager at Matthews. She manages the firm’s China Small Companies Strategy and co-manages the Asia Small Companies and Asia Innovators Strategies. Prior to joining the firm in 2014, she was a Vice President and Research Analyst at Goldman Sachs Investment Partners in Hong Kong and Tokyo from 2007 to 2013. She was responsible for researching Asia Pacific investments, with an emphasis on equities in China. Previously, she spent six years at Franklin Templeton Investments, where she managed the firm’s global communications fund. Tiffany earned her Master of Science and Information Technology from Carnegie Mellon University and received a B.A. in Economics from the University of California, Berkeley. She is fluent in Mandarin and Taiwanese, and conversational in Cantonese. Tiffany has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015, of the Matthews Asia Innovators Fund since 2018 and of the Matthews Asia Small Companies Fund since 2018.	Lead Manager Matthews China Small Companies Fund Co-Manager Matthews Asia Innovators Fund Matthews Asia Small Companies Fund

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews. He manages the firm’s Asia Growth and Emerging Asia Strategies, and co-manages the Japan Strategy. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007, of the Matthews Emerging Asia Fund since its inception in 2013 and of the Matthews Japan Fund since 2006.	Lead Manager Matthews Asia Growth Fund Matthews Emerging Asia Fund Co-Manager Matthews Japan Fund

S. JOYCE LI, CFA
S. Joyce Li is a Portfolio Manager at Matthews and co-manages the firm’s Asia Focus Strategy. Prior to joining the firm in 2016, she was a Portfolio Manager and Principal at Marvin & Palmer Associates, where she co-managed equity investments in the Asia Pacific markets between 2007 and 2016. Joyce started her investment career as a Senior Investment Associate at Wilmington Trust. Joyce received an M.B.A. with honors from the Wharton School of the University of Pennsylvania and a M.S. in Computer Science from the University of Virginia. She is fluent in Mandarin and Cantonese. Joyce has been a Portfolio Manager of the Matthews Asia Focus Fund since 2017.	Co-Manager Matthews Asia Focus Fund

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KENNETH LOWE, CFA
Kenneth Lowe is a Portfolio Manager at Matthews and manages the firm’s Asia Focus and Asian Growth and Income Strategies. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Matthews Asia Focus Fund since its inception in 2013 and of the Matthews Asian Growth and Income Fund since 2011.	Lead Manager Matthews Asia Focus Fund Matthews Asian Growth and Income Fund

ANDREW MATTOCK, CFA
Andrew Mattock is a Portfolio Manager at Matthews and manages the firm’s China Strategy. Prior to joining the firm in 2015, he was a Fund Manager at Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities. Andrew holds a Bachelor of Business majoring in Accounting from ACU. He began his career at PricewaterhouseCoopers and qualified as a Chartered Accountant. Andrew has been a Portfolio Manager of the Matthews China Fund since 2015.	Lead Manager Matthews China Fund

PEEYUSH MITTAL
Peeyush Mittal is a Portfolio Manager at Matthews and co-manages the firm’s India Strategy. Prior to joining the firm in 2015, he spent over three years at Franklin Templeton Asset Management India, most recently as a Senior Research Analyst. Previously, he was with Deutsche Asset & Wealth Management New York, from 2009 to 2011, researching U.S. and European stocks in the industrials and materials sectors. Peeyush began his career in 2003 with Scot Forge as an Industrial Engineer, and was responsible for implementing Lean Manufacturing systems on the production shop floor. Peeyush earned his M.B.A from The University of Chicago Booth School of Business. He received a Master of Science in Industrial Engineering from The Ohio State University and received a Bachelor of Technology in Metallurgical Engineering from The Indian Institute of Technology Madras. He is fluent in Hindi. Peeyush has been a Portfolio Manager of the Matthews India Fund since 2018.	Co-Manager Matthews India Fund

MICHAEL J. OH, CFA
Michael Oh is a Portfolio Manager at Matthews. He manages the firm’s Asia Innovators and Korea Strategies. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Matthews Korea Fund since 2007 and of the Matthews Asia Innovators Fund since 2006.	Lead Manager Matthews Korea Fund Matthews Asia Innovators Fund

SHARAT SHROFF, CFA
Sharat Shroff is a Portfolio Manager at Matthews and manages the firm’s Pacific Tiger Strategy and co-manages the India and Asia Growth Strategies. Prior to joining Matthews in 2005 as a Research Analyst, Sharat worked in the San Francisco and Hong Kong offices of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2008, of the Matthews Asia Growth Fund since 2007 and of the Matthews India Fund since 2006.	Lead Manager Matthews Pacific Tiger Fund Co-Manager Matthews Asia Growth Fund Matthews India Fund

LYDIA SO, CFA
Lydia So is a Portfolio Manager at Matthews and manages the firm’s Asia Small Companies Strategy. Prior to joining Matthews in 2004 as a Research Associate, Lydia was a Portfolio Associate at RCM Capital Management. She started her investment career at Kochis Fitz Wealth Management. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the Matthews Asia Small Companies Fund since its inception in 2008.	Lead Manager Matthews Asia Small Companies Fund

MANAGEMENT OF THE FUNDS	97

VIVEK TANNEERU
Vivek Tanneeru is a Portfolio Manager at Matthews and manages the firm’s Asia ESG Strategy, and co-manages the Asia Dividend Strategy. Prior to joining Matthews in 2011, Vivek was an Investment Manager on the Global Emerging Markets team of Pictet Asset Management in London. While at Pictet, he also worked on the firm’s Global Equities team, managing Japan and Asia ex Japan markets. Before earning his M.B.A. from the London Business School in 2006, Vivek was a Business Systems Officer at The World Bank and served as a Consultant at Arthur Andersen Business Consulting and Citicorp Infotech Industries. He interned at Generation Investment Management while studying for his M.B.A. Vivek received his Master’s in Finance from the Birla Institute on Technology & Science in India. He is fluent in Hindi and Telugu. Vivek has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015 and of the Matthews Asia Dividend Fund since 2014.	Lead Manager Matthews Asia ESG Fund Co-Manager Matthews Asia Dividend Fund

HENRY ZHANG, CFA
Henry Zhang is a Portfolio Manager at Matthews and co-manages the firm’s China Strategy. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years. Before moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. He is fluent in Mandarin. Henry has been a Portfolio Manager of the Matthews China Fund since 2010.	Co-Manager Matthews China Fund

SHERWOOD ZHANG, CFA
Sherwood Zhang is a Portfolio Manager at Matthews. He manages the firm’s China Dividend Strategy and co-manages the Asia Dividend and Asia ex Japan Dividend Strategies. Prior to joining Matthews in 2011, Sherwood was an analyst at Passport Capital from 2007 to 2010, where he focused on such industries as property and basic materials in China as well as consumer-related sectors. Before earning his M.B.A. in 2007, Sherwood served as a Senior Treasury Officer for Hang Seng Bank in Shanghai and Hong Kong, and worked as a Foreign Exchange Trader at Shanghai Pudong Development Bank in Shanghai. He received his M.B.A. from the University of Maryland and his Bachelor of Economics in Finance from Shanghai University. Sherwood is fluent in Mandarin and speaks conversational Cantonese. Sherwood has been a Portfolio Manager of the Matthews China Dividend Fund since 2014 and of the Matthews Asia Dividend Fund since 2018.	Lead Manager Matthews China Dividend Fund Co-Manager Matthews Asia Dividend Fund

YU ZHANG, CFA
Yu Zhang is a Portfolio Manager at Matthews. He manages the firm’s Asia Dividend Strategy and Asia ex Japan Dividend Strategies, and co-manages the China Dividend Strategy. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningbo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011 and of the Matthews China Dividend Fund since 2012.	Lead Manager Matthews Asia Dividend Fund Co-Manager Matthews China Dividend Fund

BEINI ZHOU, CFA
Beini Zhou is a Portfolio Manager at Matthews and manages the firm’s Asia Value Strategy, and co-manages the Asia Small Companies Strategy. Prior to joining Matthews in 2013, he was a Research Analyst with Artisan Partners on the Global Value Team, responsible for covering pan-Asia stocks across all industries. Before joining Artisan in 2005, Beini spent three years as a senior product analyst at Oracle Corp. He received an M.S. in Computer Science from the University of California, Berkeley and a B.A. in Applied Mathematics from Harvard College. He is fluent in Mandarin. Beini has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015 and of the Matthews Asia Small Companies Fund since 2014.	Lead Manager Matthews Asia Value Fund Co-Manager Matthews Asia Small Companies Fund

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

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Investing in the Matthews Asia Funds

Pricing of Fund Shares

The price at which the Funds’ Investor Class shares are bought or sold is called the net asset value per share, or NAV. The NAV is computed once daily as of the close of regular trading on the NYSE, generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV of the Investor Class of a Fund is computed by adding the value of all securities and other assets of the Fund attributable to the Investor Class, deducting any liabilities of the Fund attributable to the Investor Class, and dividing by the total number of outstanding Investor Class shares of the Fund. A Fund’s Investor Class expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security.

In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Trust. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. The Funds generally fair value their securities daily to avoid, among other things, the use of stale prices. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asia Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed, and the NAVs are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Indian securities in the Funds may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. The Funds accrue for this potential expense, which reduces their net asset values. For further information regarding this tax, please see page 107.

Purchasing Shares

The Funds are open for business each day the NYSE is open. You may purchase Investor Class shares directly from the Funds by mail, by telephone, online or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

INVESTING IN THE MATTHEWS ASIA FUNDS	99

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds offer Individual Retirement Accounts (IRAs). Applications for IRAs may be obtained by calling 800.789.ASIA (2742) or by visiting matthewsasia.com.

Traditional IRA

A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA

A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA

A Roth IRA is an IRA with non- deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

OTHER ACCOUNTS

Coverdell Education Savings Account

Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non- deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800.789.ASIA (2742) to speak with a Fund representative or visit matthewsasia.com.

You may purchase Investor Class shares of the Funds directly through the Funds’ transfer agent by calling 800.789.ASIA (2742). Investor Class shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Funds’ transfer agent or a Third-Party Intermediary, you will receive the NAV calculated after receipt of the order by them on any day the NYSE is open. A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 106.

You may purchase Investor Class shares of the Funds by mail, telephone, online or wire. New accounts may be opened online or by mailing a completed application. Please see Opening an Account on page 101, and Telephone and Online Transactions on page 103. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

MINIMUM INVESTMENTS IN THE INVESTOR CLASS SHARES OF THE FUNDS

(U.S. RESIDENTS*)

Non-retirement plan accounts
Initial investment:	$2,500
Subsequent investments:	$100
Retirement and Coverdell plan accounts**
Initial investment:	$500
Subsequent investments:	$50

* Generally, non-U.S. residents may not invest in the Funds. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

** Retirement plan accounts include IRAs and 401(k) plans. Speak with a Fund representative for information about the retirement plans available.

The minimum investment requirements do not apply to Trustees, officers and employees of the Funds and Matthews, and their immediate family members.

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OPENING AN ACCOUNT (Initial Investment)

By Mail

You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your check payable to Matthews Asia Funds and a completed application to:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722
Online	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire

To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures outlined on page 109.

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing Investor Class shareholders may purchase additional Investor Class shares for all authorized accounts through the methods described below.

By Mail	Please send your check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722
Online	As a first time user, you will need your Fund account number and your Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
Via Automatic Investment Plan

You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire

Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds. Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

INVESTING IN THE MATTHEWS ASIA FUNDS	101

Who Can Invest in a Closed Fund?

The Matthews Japan Fund has limited sales of its shares starting on August 1, 2016 (the “Closed Fund”) because Matthews and the Trustees believe continued unlimited sales may adversely affect the Closed Fund’s ability to achieve its investment objective.

If you were a shareholder of the Closed Fund when it closed and your account remains open, you may make additional investments in the Closed Fund, reinvest any dividends or capital gains distributions in that account or open additional accounts in the Closed Fund under the same primary Social Security Number. To establish a new account in the Closed Fund, you must provide written proof of your existing account (e.g., a copy of the account statement) to the Closed Fund. A request to open a new account in the Closed Fund will not be deemed to be “in good order” until you provide sufficient written proof of existing ownership of the Closed Fund to the Closed Fund or its representative.

In addition, the following categories of investors may continue to invest in the Closed Fund:

T	Financial advisors with existing clients in the Closed Fund

T	Retirement plans or platforms with participants that currently invest in the Closed Fund

T	Model-based and discretionary programs with existing accounts in the Closed Fund

T	Trustees, officers and employees of the Funds and Matthews, and their family members

Please note that some intermediaries may not be able to operationally accommodate additional investments in a Closed Fund. The Board of Trustees reserves the right to close a Fund to new investments at any time (including further restrictions on one or more of the above categories of investors) or to re-open a Closed Fund to all investors at any future date. If you have any questions about whether you are able to purchase shares of a Closed Fund, please call 800-789-ASIA (2742).

Exchanging Shares

You may exchange your Investor Class shares of one Matthews Asia Fund for Investor Class shares of another Matthews Asia Fund. If you exchange your shares, minimum investment requirements and any applicable redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions on page 103 or call 800.789.ASIA (2742) for more information. Because excessive exchanges can harm a Matthews Asia Fund’s performance, the exchange privilege may be terminated if the Matthews Asia Funds believe it is in the best interest of all shareholders to do so.

The Matthews Asia Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Matthews Asia Funds, the Matthews Asia Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares. An exchange is treated as a taxable event on which gain or loss may be recognized.

Selling (Redeeming) Shares

You may redeem shares of a Fund on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for a period of not more than seven days unless otherwise permitted by applicable law.

If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds

SELLING (REDEEMING) SHARES

By Mail	Send a letter to the Funds via:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

T  Your written request is for an amount over $100,000; or

T  A change of address was received by the Funds’ transfer agent within the last 30 days; or

T  The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

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SELLING (REDEEMING) SHARES (continued)

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.
By Wire

If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online	As a first time user, you will need your Fund account number and your Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Matthews Asia Funds, the Matthews Asia Funds reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information.

Telephone and Online Transactions

Investors can establish new accounts online via matthewsasia.com by selecting Open an Account and following the instructions. Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with a Fund by calling 800.789.ASIA (2742), or through an online order at the Funds’ website at matthewsasia.com. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds, and in such event, you may still purchase or redeem shares of the Funds using a method other than telephone or online. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

Market Timing Activities and Redemption Fees

The Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”). The Funds also can be the targets of market timers if they invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

INVESTING IN THE MATTHEWS ASIA FUNDS	103

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. Currently, a 2.00% redemption fee will be assessed on the sale or exchange of shares of the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund (collectively, the “Covered Funds”) within 90 days after the date an investor purchases shares of the Covered Funds. The imposition of redemption fees pursuant to the Funds’ Short-Term Trading Redemption Fee Policy for the Covered Funds may also assist the Covered Funds in discouraging market timing activity.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers

The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Matthews Asia Funds’ shares being terminated or restricted independently of the Matthews Asia Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Redemption Fees

All Funds except for the Covered Funds do not impose a redemption fee. The Covered Funds, which have higher weightings in small-cap securities, continue to impose a redemption fee of 2.00% of the total redemption proceeds for most sales and exchanges of shares of the Covered Funds taking place within 90 calendar days after purchase of shares of the Covered Funds. The redemption fee is imposed to discourage short-term buying and selling of shares of the Covered Funds, which can disrupt the management of the Covered Funds’ investment portfolios and may have detrimental effects on the Covered Funds and other shareholders, and to allocate the costs the Covered Funds incur as a result of short-term trading and market timing. This fee is payable directly to the Covered Funds.

To determine whether the redemption fee applies, the Covered Funds do not count the day that you purchased your

104	matthewsasia.com | 800.789.ASIA

shares, and first redeem the shares that you have held the longest. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar day holding period will be applied.

In addition, following an exchange, the 90-calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800.789.ASIA (2742).

The Covered Funds may grant exemptions from the redemption fee where the Covered Funds have previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Covered Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Covered Funds, in their discretion, believe it is appropriate in the circumstances.

The Covered Funds attempt to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing. In the event that the Covered Funds believe they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Covered Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Funds reserve the right to modify or eliminate the redemption fee policies at any time, without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind and Funding Redemptions

The Funds generally pay redemption proceeds in cash. The Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. In some circumstances, it may be necessary for a Fund to borrow in order to pay redemption proceeds. The Funds may use these methods during both normal and stressed market conditions. With respect to borrowings, the Trust has in place a committed line of credit that Matthews, as the investment adviser, and the Board consider to be adequate to address the liquidity needs of the Funds. The adequacy of that credit line is assessed on at least an annual basis.

During conditions that make the payment of cash unwise and/or in order to protect the interests of a Fund’s remaining shareholders, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” The Funds may redeem shares in kind during both normal and stressed market conditions. Generally, in-kind redemptions will be effected through a pro rata distribution of the Fund’s portfolio securities. Note that if you receive securities as part of your redemption proceeds, you will bear any market risks associated with investments in these securities, and you will incur transaction charges if you sell the securities to convert them to cash.

After the Funds have received your redemption request and all proper documents, payment for shares tendered will generally be made within (i) one to three business days for redemptions made by wire, and (ii) three to five business days for ACH redemptions. Redemption payments by check will generally be issued on the business day following the redemption date; however, your actual receipt of the check will be subject to postal delivery schedules and timing. If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared, which may take up to 15 calendar days after we receive your check. It may take up to several weeks for the initial portion of the in-kind securities to be delivered to you, and substantially longer periods for the remainder of the in-kind securities to be delivered to you, in payment of your redemption in kind.

Medallion Signature Guarantees

The Funds require a medallion signature guarantee on any written redemption of the Investor Class shares over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available on the Matthews Asia Funds website at matthewsasia.com.

INVESTING IN THE MATTHEWS ASIA FUNDS	105

Minimum Size of an Account

The Funds reserve the right to redeem small Investor Class accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related recordkeeping and administrative services. For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Funds under an agreement between the Trust, on behalf of the Funds, and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Rule 12b-1 Plan

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Funds’ assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in case the Board decides to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders. If the Plan were re-activated, the fee would be up to 0.25% for each of the Investor Class and Institutional Class, respectively.

Distributions

All of the Funds except the Matthews Asia Dividend Fund, Matthews China Dividend Fund and the Matthews Asian Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Dividend Fund generally distributes net investment income quarterly in March, June, September and December. The Matthews China Dividend Fund and Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

106	matthewsasia.com | 800.789.ASIA

Taxes

This section summarizes certain income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the tax effects to you of an investment in the Funds based on your individual tax situation. The tax consequences of an investment in the Funds depend on the type of account that you have and your particular tax circumstances. Distributions are subject to federal income tax and may also be subject to state and local income taxes. The Funds intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Funds hold their assets). Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a taxable event, which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long a Fund has held specific securities.

You must have an accurate Social Security Number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other Internal Revenue Service (“IRS”) forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

You should read the tax information in the Statement of Additional information, which supplements the information above and is a part of this prospectus. The Funds do not expect to request an opinion of counsel or rulings from the IRS regarding their tax status or the tax consequences to investors in the Funds.

Cost Basis Reporting

As part of the Emergency Economic Stabilization Act of 2008, Matthews Asia Funds is responsible for tracking and reporting cost basis information to the IRS on the sale or exchange of shares acquired on or after January 1, 2012 (“Covered Shares”). Cost basis is the cost of the shares you purchased, including reinvested dividends and capital gains distributions. Where applicable, the cost is adjusted for sales charges or transaction fees. When you sell Covered Shares in a taxable account, the cost basis accounting method you choose determines how your gain or loss is calculated. Matthews’ default cost basis accounting method is Average Cost. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method by notifying the Funds’ transfer agent in writing or by phone at 800.789.ASIA (2742), Monday through Friday, 9:00 AM to 7:00 PM ET. When you redeem Covered Shares from your account, we will calculate the cost basis on those shares according to your cost basis method election. Again, please consult your tax professional to determine which method should be considered for your individual tax situation.

INVESTING IN THE MATTHEWS ASIA FUNDS	107

Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by a Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The MSCI All Country Asia ex Japan Index is a free float-adjusted market capitalization-weighted index of the stock markets of China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI All Country Asia Pacific Index is a free float-adjusted market capitalization-weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI China Index is a free float-adjusted market capitalization-weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P Chips and foreign listings (e.g. ADRs).

The MSCI Emerging Markets (EM) Asia Index is a free float-adjusted market capitalization weighted index of the stock markets of China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Taiwan and Thailand.

The S&P Bombay Stock Exchange 100 (S&P BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks listed on the Bombay Stock Exchange.

The MSCI Japan Index is a free float-adjusted market capitalization-weighted index of Japanese equities listed in Japan.

The Korea Composite Stock Price Index (KOSPI) is a market capitalization-weighted index of all common stocks listed on the Korea Stock Exchange.

The MSCI All Country Asia ex Japan Small Cap Index is a free float-adjusted market capitalization-weighted small cap index of the stock markets of China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI China Small Cap Index is a free float-adjusted market capitalization-weighted small cap index of the Chinese equity securities markets, including H shares listed on the Hong Kong exchange, B shares listed on the Shanghai and Shenzhen exchanges, and Hong Kong-listed securities known as Red Chips (issued by entities owned by national or local governments in China) and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China).

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General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement below.

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

Investment Advisor

Matthews International Capital Management, LLC

800.789.ASIA (2742)

Account Services

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Custodian

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

Shareholder Service Representatives are available

from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about

Matthews Asia Funds:

matthewsasia.com

800.789.ASIA (2742)

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

GENERAL INFORMATION	109

Shareholder Reports

Additional information about the Funds’ investments is available in the Funds’ annual reports (audited by independent accountants) and semi-annual reports. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and annual and semi-annual reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus and annual and semi-annual reports, free of charge, on the Funds’ website at matthewsasia.com. The Funds’ current prospectus and annual and semi-annual reports are also available to you, without charge, upon request.

Statement of Additional Information (SAI)

The SAI, which is incorporated into this prospectus by reference and dated April 30, 2018, is available to you, without charge, upon request or through the Funds’ website at matthewsasia.com. It contains additional information about the Funds.

HOW TO OBTAIN ADDITIONAL INFORMATION

Contacting Matthews Asia Funds

You can obtain free copies of the publications described above by visiting the Funds’ website at matthewsasia.com. To request the SAI, the Funds’ annual and semi-annual reports and other information about the Funds or to make shareholder inquiries, contact the Funds at:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Obtaining Information from the SEC	Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-08510

Distributed in the United States by Foreside Funds Distributors LLC

Distributed in Latin America by HMC Partners

P.O. Box 9791  |  Providence, RI 02940  |   matthewsasia.com  |  800.789.ASIA (2742)

PS_0418

Matthews Asia Funds  |  Prospectus

April 30, 2018  |  matthewsasia.com

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds

matthewsasia.com

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asia Strategic Income Fund

FUND SUMMARY

Investment Objective

Total return over the long term, with an emphasis on income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Account Fee on Redemptions (for wire redemptions only)	$9	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee		0.65%			0.65%
Distribution (12b-1) Fees		0.00%			0.00%
Other Expenses		0.64%			0.43%
Administration and Shareholder Servicing Fees	0.14%			0.14%
Total Annual Fund Operating Expenses		1.29%			1.08%
Fee Waiver and Expense Reimbursement[1]		(0.14%	)		(0.18%	)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.15%			0.90%

1	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 0.90% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 0.90% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 0.90%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One year	Three years	Five years	Ten years

Investor Class	$117	$395	$694	$1,544

Institutional Class	$92	$326	$578	$1,301

MATTHEWS ASIA STRATEGIC INCOME FUND	1

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Strategic Income Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in income-producing securities including, but not limited to, dividend paying equity securities, and debt and debt-related instruments issued by governments, quasi-governmental entities, supra-national institutions, and companies in Asia. The Fund intends to achieve its investment objective by investing in income-generating securities across currencies and the capital structure. Investments may be denominated in any currency, and may represent any part of a company’s capital structure from debt to equity or with features of both. Debt and debt-related instruments typically include bonds, debentures, bills, securitized instruments (which are vehicles backed by pools of assets such as loans or other receivables), notes, certificates of deposit and other bank obligations, bank loans, senior secured bank debt, convertible debt securities (including contingent capital financial instruments or “CoCos”), exchangeable bonds, credit-linked notes, inflation-linked instruments, repurchase agreements, payment-in-kind securities and derivative instruments with fixed income characteristics.

Asia consists of all countries and markets in Asia, such as China and India, and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that

Matthews has latitude in determining whether an issuer should be included within a region or country.

Up to 50% of the Fund’s total net assets may be invested in securities of issuers from a single country (including the government of that country, its agencies, instrumentalities and political subdivisions), and up to 25% of the Fund’s total net assets, may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions).

The Fund may engage in derivative transactions for speculative purposes as well as to manage credit, interest rate and currency exposures of underlying instruments or market exposures. The Fund may use a variety of derivative instruments, including for example, forward contracts, option contracts, futures and options on futures, and swaps (including interest rate swaps, credit default swaps, options or swaptions). The Fund may seek to take on or hedge credit, currency, and interest rate exposure by using derivatives, and, as a result, the Fund’s exposure to credit, currency, and interest rates could exceed the value of the Fund’s assets denominated in that currency and could exceed the value of the Fund’s net assets. Although the Fund will not limit its foreign currency exposure and may invest without limitation in non-U.S. dollar-denominated securities and instruments, it will not normally seek to hedge its exposure to foreign currencies.

The Fund is permitted to invest in debt securities of any quality, including high yield debt securities rated below investment grade (commonly referred to as “junk bonds”) and unrated debt securities. The Fund has no stated maturity or duration target and the average effective maturity or duration target may change. Matthews has implemented risk management systems to monitor the Fund to reduce the risk of loss through overemphasis on a particular issuer, country, industry, currency, or interest rate regime.

The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the financial services sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Credit Risk: A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. Credit risk tends to rise and fall with credit cycles that may last several years from trough to peak default rates. As such, the underlying credit risk of a borrower might be compounded by a turn in the credit cycle that is characterized by a rise in borrowing costs or a tightening of systemic liquidity. Additionally, because a portion of the securities held by the Fund will be in an external currency to the borrower (i.e. a currency that is not the home currency of the company) there are additional risks connected with the sovereign country of the issuer. For example, these risks may

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include, but are not limited to, capital controls imposed by the sovereign country that may undermine an issuer’s ability to meet its debt obligations on a full or timely basis. Credit risk analysis may also include an issuer’s willingness to meet its financial obligations.

Interest Rate Risk (including Prepayment and Extension Risks): Changes in interest rates in each of the countries in which the Fund may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This would force the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.

Currency Risks: When the Fund invests in foreign currencies (directly or through a financial instrument) or in securities denominated in a foreign currency, there is the risk that the value of the foreign currency will increase or decrease against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Capital controls may also affect the value of the Fund’s holdings.

Convertible and Exchangeable Securities Risk: The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

The Fund may also invest in convertible securities known as contingent capital financial instruments or “CoCos.” CoCos generally provide for mandatory or automatic conversion into common stock of the issuer under certain circumstances or may have principal write down features. Because the timing of conversion may not be anticipated, and conversion may occur when prices are unfavorable, reduced returns or losses may occur. Some CoCos may be leveraged, which can make those CoCos more volatile in changing interest rate or other conditions.

Exchangeable bonds are subject to risks similar to convertible securities. In addition, bonds that are exchangeable into the stock of a different company also are subject to the risks associated with an investment in that other company.

Country Concentration: The Fund may invest a significant portion of its total net assets, 25% or more, in the securities of issuers located in a single country (including the government of that country, its agencies, instrumentalities and political subdivisions, quasi-governmental entities, supra-national institutions issuing debt deemed to be of that country, and companies located in that country). The Fund has in recent years invested more than 25% of its assets in China and Hong Kong together. An investment in the Fund therefore may entail greater risk than an investment in a fund that does not concentrate its investments in a single or small number of countries because these securities may be more sensitive to adverse social, political, economic or regulatory developments affecting that country or countries, than funds that do not concentrate their investments. Events affecting a single or small number of countries may have a significant and potentially adverse impact on your investment in the Fund, and the Fund’s performance may be more volatile than that of funds that invest globally.

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Volatility: The smaller size and lower levels of liquidity in Asian markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in the United States. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do

MATTHEWS ASIA STRATEGIC INCOME FUND	3

those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

High-Yield Bonds and Other Lower-Rated Securities: The Fund’s investments in high-yield bonds (“junk bonds,” which are primarily speculative securities) and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of junk bonds are less financially secure and less able to repay interest and principal compared to issuers of investment-grade securities. Prices of junk bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Derivatives Risk (including Options, Futures and Swaps): Derivatives are speculative and may hurt the Fund’s performance. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding, not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

T	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

T	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

T	Swaps Risk. Risks inherent in the use of swaps (especially uncleared swaps) include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Financial Services Sector Risk: The Fund may invest a significant portion of its assets in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a significant portion of the Fund’s investments may lose value during those periods.

Risks Associated with China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Bank Loan Risk: To the extent the Fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower, and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions in many bank loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a bank loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities laws.

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Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. The bar chart shows performance of the Fund’s Investor Class Shares. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. The bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

INVESTOR CLASS:

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (11/30/11)
Matthews Asia Strategic Income Fund—Investor Class
Return before taxes	9.40%	3.85%	5.25%
Return after taxes on distributions[1]	7.60%	2.34%	3.76%
Return after taxes on distributions and sale of Fund shares[1]	5.30%	2.26%	3.41%
Matthews Asia Strategic Income Fund—Institutional Class
Return before taxes	9.67%	4.08%	5.46%
Markit iBoxx Asian Local Bond Index[2]
(reflects no deduction for fees, expenses or taxes)	11.04%	1.38%	2.69%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class of shares and after-tax returns for other classes of shares will vary.

2	As of May 1, 2016, the HSBC Asian Local Bond Index became the Markit iBoxx Asian Local Bond Index. The Index performance reflects the returns of the discontinued predecessor HSBC Asian Local Bond Index up to December 31, 2012 and the returns of the successor Markit iBoxx Asian Local Bond Index thereafter.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Teresa Kong, CFA, has been a Portfolio Manager of the Matthews Asia Strategic Income Fund since its inception in 2011.

Co-Manager: Satya Patel has been a Portfolio Manager of the Matthews Asia Strategic Income Fund since 2014.

Co-Manager: Wei Zhang has been a Portfolio Manager of the Matthews Asia Strategic Income Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 11.

MATTHEWS ASIA STRATEGIC INCOME FUND	5

Matthews Asia Credit Opportunities Fund

FUND SUMMARY

Investment Objective

Total return over the long term.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Account Fee on Redemptions (for wire redemptions only)	$9	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee		0.65%			0.65%
Distribution (12b-1) Fees		0.00%			0.00%
Other Expenses		1.21%			0.97%
Administration and Shareholder Servicing Fees	0.14%			0.14%
Total Annual Fund Operating Expenses		1.86%			1.62%
Fee Waiver and Expense Reimbursement[1]		(0.71%	)		(0.72%	)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.15%			0.90%

1	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 0.90% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 0.90% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 0.90%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One year	Three years	Five years	Ten years

Investor Class	$117	$516	$940	$2,122

Institutional Class	$92	$441	$813	$1,861

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Credit Opportunities Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in debt and debt-related instruments issued by companies as well as governments, quasi-governmental entities, and supra-national institutions in Asia. Debt and debt-related instruments typically include bonds, debentures, bills, securitized instruments (which are vehicles backed by pools of assets such as loans or other receivables), notes, certificates of deposit and other bank obligations, bank loans, senior secured bank debt, convertible debt securities (including contingent capital financial instruments or “CoCos”), exchangeable bonds, credit-linked notes, inflation-linked instruments, repurchase agreements, payment-in-kind securities and derivative instruments with fixed income characteristics.

Asia consists of all countries and markets in Asia, such as China and Indonesia, in addition to the developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country.

The evaluation of credit risk of securities and issuers will be a key element of our analysis. Matthews uses a fundamentals-based approach with a focus on risk-adjusted return. Matthews seeks to assess whether an instrument’s return is consistent with its risks and its value relative to other investment opportunities. Matthews judges this by analyzing each issuer based on a variety of factors. These factors include, but are not limited to, the strength of the balance sheet, the quality and sustainability of cash flows, the incentives and alignment of management, the ability of a company to weather business cycles, and each issuer’s corporate and capital structure. As a result, Matthews may look for investments such as oversold assets with intrinsic value, potential ratings upgrade candidates, event-driven opportunities, as well as relative value opportunities within a company’s capital structure.

A substantial portion of the Fund’s portfolio will be rated below investment grade or, if unrated, may be deemed by the Fund’s portfolio managers to be of comparable quality. Below investment grade securities are commonly referred to as “high yield” securities or “junk bonds.” Such investments should be considered speculative and may include distressed and defaulted securities. High yield bonds tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers often include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Convertible securities are often below investment grade and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low.

The Fund may invest a significant portion of its total net assets, 25% or more, in securities of issuers from a single country (including companies from that country, the government of that country, its agencies, instrumentalities and political subdivisions, and quasi-governmental entities and supra-national institutions issuing debt deemed to be of that country) and up to 25% of the Fund’s total net assets, may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions).

The Fund may engage in derivative transactions for speculative purposes as well as to manage credit, interest rate and currency exposures of underlying instruments or market exposures. The Fund may use a variety of derivative instruments, including for example, forward contracts, option contracts, futures and options on futures, and swaps (including interest rate swaps, credit default swaps, options or swaptions). The Fund may seek to take on or hedge credit, currency, and interest rate exposure by using derivatives, and, as a result, the Fund’s exposure to credit, currency, and interest rates could exceed the value of the Fund’s assets denominated in that currency and could exceed the value of the Fund’s net assets.

The Fund has no stated maturity or duration target and the average effective maturity or duration target may change. Matthews has implemented risk management systems to monitor the Fund to reduce the risk of loss through overemphasis on a particular issuer, country, industry, currency, or interest rate regime.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Credit Risk: A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or

MATTHEWS ASIA CREDIT OPPORTUNITIES FUND	7

underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. Credit risk tends to rise and fall with credit cycles that may last several years from trough to peak default rates. As such, the underlying credit risk of a borrower might be compounded by a turn in the credit cycle that is characterized by a rise in borrowing costs or a tightening of systemic liquidity. Additionally, because a portion of the securities held by the Fund will be in an external currency to the borrower (i.e. a currency that is not the home currency of the company) there are additional risks connected with the sovereign country of the issuer. For example, these risks may include, but are not limited to, capital controls imposed by the sovereign country that may undermine an issuer’s ability to meet its debt obligations on a full or timely basis. Credit risk analysis may also include an issuer’s willingness to meet its financial obligations.

High-Yield Bonds and Other Lower-Rated Securities: The Fund’s investments in high-yield bonds (“junk bonds,” which are primarily speculative securities) and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of junk bonds are less financially secure and less able to repay interest and principal compared to issuers of investment-grade securities. Prices of junk bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Any investments in distressed or defaulted securities subject the Fund to even greater credit risk than investments in other below investment-grade bonds. Investments in obligations of restructured, distressed and bankrupt issuers, including debt obligations that are already in default, generally trade significantly below par and may be considered illiquid. Defaulted securities are repaid, if at all, only after lengthy bankruptcy (or similar) proceedings, during which the issuer might not make any interest or other payments. Bankruptcy proceedings typically result in only partial repayment of principal and partial payment of interest payments. In addition, recovery could involve an exchange of the defaulted obligation for other debt (which may be subordinated or unsecured) or equity securities of the issuer or its affiliates. Such securities may be illiquid or speculative and be valued by the Fund at significantly less than the original purchase price of the defaulted obligation. In addition, investments in distressed issuers may subject the Fund to liability as a lender.

Convertible and Exchangeable Securities Risk: The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

The Fund may also invest in convertible securities known as contingent capital financial instruments or “CoCos.” CoCos generally provide for mandatory or automatic conversion into common stock of the issuer under certain circumstances or may have principal write down features. Because the timing of conversion may not be anticipated, and conversion may occur when prices are unfavorable, reduced returns or losses may occur. Some CoCos may be leveraged, which can make those CoCos more volatile in changing interest rate or other conditions.

Exchangeable bonds are subject to risks similar to convertible securities. In addition, bonds that are exchangeable into the stock of a different company also are subject to the risks associated with an investment in that other company.

Liquidity Risk: The debt securities and other investments by the Fund may have less liquidity compared to traded stocks and government bonds in Asia, particularly when market developments prompt large numbers of investors to sell debt securities. This means that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

Country Concentration: The Fund may invest a significant portion of its total net assets, 25% or more, in the securities of issuers located in a single country (including the government of that country, its agencies, instrumentalities and political subdivisions, quasi-governmental entities, supra-national institutions issuing debt deemed to be of that country, and companies located in that country). The Fund has in recent years invested more than 25% of its assets in China and Hong Kong together. An investment in the Fund therefore may entail greater risk than an investment in a fund that does not concentrate its investments in a single or small number of countries because these securities may be more sensitive to adverse social, political, economic or regulatory developments affecting that country or countries, than funds that do not concentrate their investments. Events affecting a single or small number of countries may have a significant and potentially adverse impact on your investment in the Fund, and the Fund’s performance may be more volatile than that of funds that invest globally.

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital

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reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Derivatives Risk (including Options, Futures and Swaps): Derivatives are speculative and may hurt the Fund’s performance. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives present the risk of disproportionately increased losses and/ or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

T	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

T	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

T	Swaps Risk. Risks inherent in the use of swaps (especially uncleared swaps) include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer (including governments, their agencies, instrumentalities and political sub-divisions, quasi-governmental entities, supra-national institutions and companies) compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Risks Associated with China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Risks Associated with Indonesia: Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. In addition, many economic development problems remain, including high unemployment, a developing banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Currency Risks: When the Fund invests in foreign currencies (directly or through a financial instrument) or in securities denominated in a foreign currency, there is the risk that the value of the foreign currency will increase or decrease against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Capital controls may also affect the value of the Fund’s holdings.

Interest Rate Risk (including Prepayment and Extension Risks): Changes in interest rates in each of the countries in which the Fund may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This would force the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.

Volatility: The smaller size and lower levels of liquidity in Asian markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in the United States. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Bank Loan Risk: To the extent the Fund invests in bank loans, it is exposed to additional risks beyond those normally

MATTHEWS ASIA CREDIT OPPORTUNITIES FUND	9

associated with more traditional debt securities. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower, and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions in many bank loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a bank loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities laws.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. The bar chart shows performance of the Fund’s Investor Class Shares. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. The bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

INVESTOR CLASS:

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (4/29/16)
Matthews Asia Credit Opportunities Fund—Investor Class
Return before taxes	7.86%	7.52%
Return after taxes on distributions[1]	5.62%	5.28%
Return after taxes on distributions and sale of Fund shares[1]	4.50%	4.74%
Matthews Asia Credit Opportunities Fund—Institutional Class
Return before taxes	8.13%	7.78%
J.P. Morgan Asia Credit Index
(reflects no deduction for fees, expenses or taxes)	5.77%	4.28%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class of shares and after-tax returns for other classes of shares will vary.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Teresa Kong, CFA, has been a Portfolio Manager of the Matthews Asia Credit Opportunities Fund since its inception in 2016.

Lead Manager: Satya Patel has been a Portfolio Manager of the Matthews Asia Credit Opportunities Fund since its inception in 2016.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 11.

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Important Information

Purchase and Sale of Fund Shares

You may purchase and sell Fund shares directly through the Fund’s transfer agent by calling 800.789.ASIA (2742) or online at matthewsasia.com. Fund shares may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents. You may purchase and redeem Fund shares by electronic bank transfer, check, or wire. The minimum initial and subsequent investment amounts for various types of accounts offered by the Funds are shown below.

INVESTOR CLASS SHARES

Type of Account	Minimum Initial Investment	Subsequent Investments
Non-retirement	$2,500	$100
Retirement and Coverdell	$500	$50

INSTITUTIONAL CLASS SHARES

Type of Account	Minimum Initial Investment	Subsequent Investments
All accounts	$100,000	$100

Minimum amount for Institutional Class Shares may be lower for purchases through certain financial intermediaries and different minimums may apply for retirement plans and other arrangements subject to criteria set by Matthews.

The minimum investment requirements for both the Investor and Institutional Classes do not apply to Trustees, officers and employees of the Funds and Matthews, and their immediate family members.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold Fund shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

IMPORTANT INFORMATION	11

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

Matthews Asia Strategic Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$10.43	$9.96	$10.31		$10.42		$10.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.51	0.50	0.47		0.46		0.40
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, financial futures contracts, foreign currency related transactions, swaps and foreign capital gains taxes	0.46	0.38	(0.53)		(0.19)		(0.48)
Total from investment operations	0.97	0.88	(0.06)		0.27		(0.08)
Less distributions from:
Net investment income	(0.42)	(0.41)	(0.29)		(0.38)		(0.35)
Net realized gains on investments	—	—	—		—		(0.01)
Total distributions	(0.42)	(0.41)	(0.29)		(0.38)		(0.36)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	0.02
Net Asset Value, end of year	$10.98	$10.43	$9.96		$10.31		$10.42
Total return*	9.40%	8.85%	(0.58%)		2.54%		(0.50%)

* The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$63,437	$55,409	$51,130		$58,594		$38,051
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.29%	1.33%	1.28%		1.27%		1.28%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	1.15%	1.12%		1.13%		1.20%
Ratio of net investment income (loss) to average net assets	4.70%	4.85%	4.57%		4.36%		3.75%
Portfolio turnover[3]	36.58%	71.50%	50.09%		34.28%		48.71%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

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Matthews Asia Strategic Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$10.42	$9.96	$10.30		$10.42		$10.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.53	0.53	0.49		0.48		0.42
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, financial futures contracts, foreign currency related transactions, swaps and foreign capital gains taxes	0.47	0.36	(0.52)		(0.20)		(0.46)
Total from investment operations	1.00	0.89	(0.03)		0.28		(0.04)
Less distributions from:
Net investment income	(0.45)	(0.43)	(0.31)		(0.40)		(0.38)
Net realized gains on investments	—	—	—		—		(0.01)
Total distributions	(0.45)	(0.43)	(0.31)		(0.40)		(0.39)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	0.02
Net Asset Value, end of year	$10.97	$10.42	$9.96		$10.30		$10.42
Total return*	9.67%	9.02%	(0.27%)		2.64%		(0.20%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$31,155	$13,398	$11,001		$7,840		$7,662
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.08%	1.12%	1.09%		1.07%		1.09%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.90%	0.90%	0.90%		0.93%		1.00%
Ratio of net investment income (loss) to average net assets	4.93%	5.13%	4.81%		4.55%		3.99%
Portfolio turnover[3]	36.58%	71.50%	50.09%		34.28%		48.71%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	13

Matthews Asia Credit Opportunities Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

INVESTOR CLASS	Year Ended Dec. 31, 2017	Period Ended Dec. 31, 2016[1]
Net Asset Value, beginning of period	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.44	0.29
Net realized gain (loss) and unrealized appreciation/depreciation on investments, swaps and foreign currency related transactions	0.35	0.18
Total from investment operations	0.79	0.47
Less distributions from:
Net investment income	(0.43)	(0.32)
Net realized gains on investments	(0.10)	(0.02)
Total distributions	(0.53)	(0.34)
Net Asset Value, end of period	$10.39	$10.13
Total return*	7.86%	4.66%	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$10,201	$10,119
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.86%	2.24%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	1.15%	[4]
Ratio of net investment income (loss) to average net assets	4.17%	4.12%	[4]
Portfolio turnover[5]	27.86%	18.80%	[3]

1 Commenced operations on April 29, 2016.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

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Matthews Asia Credit Opportunities Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

INSTITUTIONAL CLASS	Year Ended Dec. 31, 2017	Period Ended Dec. 31, 2016[1]
Net Asset Value, beginning of period	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.46	0.30
Net realized gain (loss) and unrealized appreciation/depreciation on investments, swaps, and foreign currency related transactions	0.36	0.18
Total from investment operations	0.82	0.48
Less distributions from:
Net investment income	(0.46)	(0.33)
Net realized gains on investments	(0.10)	(0.02)
Total distributions	(0.56)	(0.35)
Net Asset Value, end of period	$10.39	$10.13
Total return*	8.13%	4.82%	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$21,491	$6,205
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.62%	1.99%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.90%	0.90%	[4]
Ratio of net investment income (loss) to average net assets	4.45%	4.28%	[4]
Portfolio turnover[5]	27.86%	18.80%	[3]

1 Commenced operations on April 29, 2016.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	15

ASIA: Consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region

Investment Objectives of the Funds

The Matthews Asia Strategic Income Fund (the “Strategic Income Fund” or the “Fund”) seeks total return over the long term, with an emphasis on income.

The Matthews Asia Credit Opportunities Fund (the “Credit Fund” or the “Fund”) seeks total return over the long term.

Fundamental Investment Policies

The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The manner in which Matthews International Capital Management, LLC (“Matthews”), each Fund’s investment advisor, attempts to achieve the Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees of the Trust (the “Board”) (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Matthews’ Investment Approach

Principal Investment Strategies

The principal investment strategies for each Fund are described in the Fund Summary for the applicable Fund.

In seeking to achieve the investment objectives for the Funds, Matthews also employs the investment approach and other principal investment strategies as described below.

Matthews is the investment advisor to each Fund. Matthews invests in the Asian region (as defined to the left) based on its assessment of the future development of companies and issuers located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes that structural improvements throughout the Asian economies during recent years, combined with the ongoing broadening and deepening of Asia’s bond markets, present investors with attractive opportunities in the region’s fixed income and currency markets. Matthews attempts to capitalize on its beliefs by investing, across the capital structure, in companies and countries that it believes are well-positioned to participate in the region’s long-term economic evolution. Matthews uses a range of approaches to participate in the anticipated development of Asia to suit clients’ differing needs and investment objectives.

Matthews uses a fundamentals-based investment process to manage each Fund’s portfolio of fixed income investments, with a focus on risk-adjusted return. Matthews’ fixed income investment process includes the following steps, with risk management embedded into each step of the process, in order to identify and capitalize on credit (including counterparty), interest rate (duration), and currency opportunities and risks.

Portfolio Targets. Matthews typically sets portfolio targets across key parameters including currency, interest rate exposure, credit exposure, and asset type. Currency decisions are driven by the appreciation or depreciation potential of particular currencies. Next, duration decisions are made by comparing relative interest rates, the strategy employed to achieve that duration, and anticipated changes in relative interest rates. Credit allocation decisions are made by overweighing or underweighing exposures to different credit qualities. Finally, asset allocation decisions are made based on the relative attractiveness of various asset classes including sovereign, corporate, and convertible securities.

Since the Credit Fund expects to have holdings primarily in U.S. dollar-denominated debt, Matthews expects local currency and local interest rate risk to be more limited for that Fund compared to a fund that invests primarily in local currency-denominated debt.

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Idea Generation. After setting portfolio targets, Matthews typically generates investment ideas internally through its focus on the fundamentals of securities, issuers and markets. Matthews identifies a core investable universe consisting primarily of instruments issued by governments, quasi-governmental entities, supra-national institutions and companies in the Asian region. This universe may include instruments denominated in local currencies and other currencies (including U.S. dollar, euro and yen).

Matthews narrows this investable universe based on a fundamental analysis of the issuer. For corporate issuers, this includes a financial statement analysis of cash flows, profit margins, leverage and other factors. For governmental and quasi-governmental issuers, Matthews’ analysis includes debt sustainability factors, inflation and currency stability.

Issuer Selection. After narrowing the investable universe, Matthews conducts a deeper review of issuers and securities to address the critical uncertainties that may surround an investment opportunity. For corporate bonds, Matthews considers the sustainability of the issuer’s capital structure in the context of its business model. The process typically involves an analysis of financial statements, meetings with management and stakeholders, and a review of the legal, regulatory and competitive environments in which the issuer operates and the security is issued. The analogous process for governmental, quasi-governmental and supra-national issues includes an analysis of fundamental factors, including: consumption trends, investments, government spending, exports, imports, employment, credit growth, inflation, monetary policy, currency stability, debt sustainability, political development and stability, and legal, regulatory and market structures.

Matthews believes that in-depth research is paramount to identifying investment opportunities, assessing credit quality, evaluating duration exposure, seeking price anomalies, and making asset allocation decisions.

Security Selection. The primary driver of security selection is Matthews’ relative conviction along the key dimensions of credit, interest rate, and currency. For issuers of whom Matthews has developed a favorable investment thesis along all three dimensions, Matthews may hold local-currency denominated and/or foreign-currency denominated bonds of the same underlying issuer. Matthews seeks to identify securities of an issuer (whether governmental, quasi-governmental or corporate) that will help Matthews achieve each Fund’s investment objective within the context of its overall portfolio construction.

Relative value analysis is another critical component in security selection. Relative value analysis seeks to identify securities that are undervalued or overvalued:

T	Compared to securities of similar issuers.

T	Compared to securities of the same issuer at different parts of the yield curve.

T	Compared to securities of the same issuer in different parts of the issuer’s capital structure (i.e., bank loans, senior secured debt, senior debt, subordinated debt, convertibles/preferred stock and equity).

Portfolio Construction. Matthews’ key considerations in constructing a portfolio and determining position sizes of individual securities include:

T	Currency. Overall currency exposure by denomination. Since the Credit Fund expects to have holdings primarily in U.S. dollar-denominated debt, Matthews expects local currency and local interest rate risk to be limited for that Fund.

T	Interest rate. Overall sensitivity to changes in interest rate levels.

T	Credit quality. Overall probability of default and, for the Strategic Income Fund, relative exposure to corporate compared to governmental issuers.

T	Entity type. For the Strategic Income Fund, diversification of overall exposure to sovereigns and quasi-governmental entities, versus corporates.

MATTHEWS’ INVESTMENT APPROACH	17

T	Seniority. Exposure to different risk and return characteristics of securities at different parts of the corporate capital structure.

T	Volatility. Overall expected volatility of each Fund’s portfolio.

Portfolio Monitoring and Risk Management. Matthews monitors each Fund’s portfolio along the credit, interest rate, and currency dimensions of risk and return. This review is guided by each Fund’s investment objective, Matthews’ assessment of targeted portfolio exposures, and tolerance or risk levels. Matthews also assesses the potential impact of position sizes on market prices and returns.

Performance Attribution. Matthews conducts attribution analysis to monitor and quantify the extent to which returns and risks are consistent with the expected drivers of returns and risks identified in the portfolio construction process (i.e., the assumptions used when the investment was made). In cases where previously unknown or unintended risks are identified and quantified, Matthews feeds this information back into its security selection and portfolio construction process, resulting in a continuous risk management process.

Non-Principal Investment Strategies

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest the Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

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Risks of Investing in the Funds

The main risks associated with investing in the Funds are described below and in the Fund Summaries at the front of this prospectus. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value per share (“NAV”) of the Fund will decline, and investors may lose some or all of the value of their investments.

Foreign securities held by the Funds may be traded on days and at times when the New York Stock Exchange (the “NYSE”) is closed, and the NAVs of the Funds are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAVs, see page 33.

Your investment in the Funds is exposed to many different financial, market, regional and country-related risks, including, but not limited to, the lower degree of economic development in some countries, less developed and more uncertain legal and financial systems, unusual or unique political structures, unpredictable foreign relations, the state of international economics and the global financial system, natural resources dependencies, and the effect of climate and environmental conditions.

Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (typically five years or longer), so that you can better manage volatility in the Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including a Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Funds’ NAVs and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s NAV, see page 33.

Principal Risks

Non-Diversification Risk

Because each Fund is non-diversified, securities issued by a relatively small number of governmental and quasi-governmental entities, companies and industries may represent a large portion of the Fund’s portfolio. These countries, companies and industries may be especially sensitive to adverse social, political, economic or regulatory developments. Therefore, events affecting a small number of countries, companies or industries may have a significant and potentially adverse impact on your investment in a Fund. Additionally, because each Fund concentrates its investments in a single region of the world, the Fund’s performance may be more volatile than that of funds that invest globally. If Asian securities fall out of favor, it may cause a Fund to underperform funds that do not concentrate in a single region or country.

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment.

For additional information about strategies and risks, see the Fund Summary and the Funds’ SAI. The SAI is available to you free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the website of the Securities and Exchange Commission (the “SEC”) at sec.gov and access the EDGAR database.

RISKS OF INVESTING IN THE FUNDS	19

Credit Risk

Credit risk refers to the likelihood that an issuer will default in the payment of the principal or interest on an instrument and is broadly gauged by the credit ratings of the securities in which a Fund invests. However, ratings are only the opinions of rating agencies and are not guarantees of the quality of the securities. In addition, the depth and liquidity of the market for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and rated securities are often reviewed and may be subject to downgrade by a rating agency. Each Fund faces the risk that the creditworthiness of an issuer may decline, causing the value of the bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the bonds it has issued. Because the issuers of high-yield bonds or junk bonds (bonds rated below the fourth highest category) may be in uncertain financial health, the prices of these bonds may be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds, particularly high-yield bonds, may decline in credit quality or go into default. Because the Funds may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced. A Fund’s investment in a company that uses a special structure known as a variable interest entity may pose additional risk because the Fund’s investment is made through an intermediary entity that controls the underlying operating business through contractual means rather than equity ownership. This structure may limit the Fund’s rights as an investor. Chinese companies, in particular, have used variable interest entities as a means to circumvent limits on foreign ownership of equity in Chinese companies. This structure remains largely tolerated by the Chinese government, which could change, and remains untested in disputes over investor rights even though it has been used by a number of significant Chinese companies. Fixed income securities are not traded on exchanges. The over-the-counter market may be illiquid, and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Laws governing creditors’ rights, insolvency and bankruptcy are less developed in many Asian countries compared to the United States, and may have less ability to protect the rights of investors, especially non-local investors, such as the Funds. In many countries, local bankruptcy and insolvency laws have not kept pace with the globalization of companies, resulting in substantial uncertainty and extensive delays in bankruptcy proceedings. For these reasons, the Funds may not be able to recover assets or other proceeds if the issuer of a debt security is not able to pay its debt.

Interest Rate and Related Risks

Interest rates have an effect on the value of each Fund’s fixed income investments because the value of those investments will vary as interest rates fluctuate. Changes in interest rates in each of the countries in which a Fund may invest, as well as interest rates in more developed countries, may cause a decline in the market value of an investment. In a portfolio with bonds linked to multiple interest rate regimes, the duration of the portfolio is the weighted average of all the interest rate durations across all the interest rate regimes and does not indicate price sensitivity to changes on any one interest rate regime. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. The longer the effective maturity of a Fund’s securities, the more sensitive the Fund will be to interest rate changes. (As an approximation, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Duration is a measure of the average life of a fixed income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. With respect to the composition of a fixed income portfolio, the longer the duration of the portfolio, generally the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

Prepayment Risk—As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of callable corporate bonds and similar securities may, therefore, repay principal in advance. This forces a Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income. In addition, changes in prepayment levels can increase the volatility of prices and yields on bonds and similar securities held by a Fund. If a Fund pays a premium (a price higher than the principal amount of the bond) for a security and that security is prepaid, the Fund may not recover the premium, resulting in a capital loss.

Extension Risk—Extension risk is the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by a Fund and making their prices more sensitive to rate changes and more volatile.

Income Risk—A Fund’s income could decline during periods of falling interest rates.

Currency Risk

A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or

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foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions. Since the Credit Fund expects to have holdings primarily in U.S. dollar-denominated debt, Matthews expects local currency and local interest rate risk to be more limited for that Fund compared to a fund that invests primarily in local currency-denominated debt.

High-Yield Bonds and Other Lower-Rated Securities

Each Fund’s investments in high-yield bonds (commonly referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality) and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. A Fund’s investments in lower-rated securities may involve the following specific risks:

T	Greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due;

T	Wider price fluctuations due to changing interest rates and/ or adverse economic and business developments; and

T	Greater risk of loss due to declining credit quality.

Sovereign Debt Risk

Investment in sovereign debt can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A government entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. A Fund may have limited recourse to compel payment in the event of a default.

Country Concentration Risk

Each Fund may invest a significant portion of its total net assets, 25% or more, in the securities of issuers located in a single country (including the government of that country, its agencies, instrumentalities and political subdivisions, quasi-governmental entities, supra-national institutions issuing debt deemed to be of that country, and companies located in that country). An investment in the Funds could therefore subject it to the risks associated with any such country, which would entail greater risk than an investment in a fund that does not concentrate its investments in issuers located in a single country. This makes the Funds more vulnerable to the currency and interest rate risks associated with any such country relative to a broadly diversified fund. For information concerning the risks associated with an investment in particular countries, see page 23.

Call Risk

If an issuer calls higher-yielding debt instruments held by a Fund, performance could be adversely impacted.

Derivatives Risk

Derivatives are speculative and may hurt a Fund’s performance. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from a Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual equity or debt securities, and there can be no assurance that the use of this strategy will be successful. Some additional risks of investing in derivatives include:

T	The other party to the derivatives contract may fail to fulfill its obligations;

T	Their use may reduce liquidity and make a Fund harder to value, especially in declining markets;

T	A Fund may suffer disproportionately heavy losses relative to the amount invested; and

T	Changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Derivatives are subject to regulation under the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and other laws or regulations in Europe and other foreign jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to new or increased margin requirements when regulations are finalized and become effective. Implementation of Dodd-Frank Act regulations relating to clearing, margin and other requirements for derivatives may increase the costs to the Funds of trading derivatives and may reduce returns to shareholders in the Funds. In December 2015, the SEC proposed a new rule to

RISKS OF INVESTING IN THE FUNDS	21

regulate the use of derivatives by registered investment companies, such as the Funds. If that rule becomes effective, it could limit the ability of the Funds to invest in derivatives.

In addition, in early 2012, the Commodity Futures Trading Commission (“CFTC”) adopted a final rule that limits the Funds’ ability to use certain derivatives, including interest rate swaps, credit default swaps and options or swaptions, in reliance on certain CFTC exemptions. If a Fund could not satisfy the requirements for the amended exemption, the investment strategy, disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools.

Convertible Securities

The risks of convertible bonds and debentures include substantial volatility, repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”), or Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (“junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality) which may have a greater risk of default. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for a Fund to value such securities.

The Funds may also invest in convertible securities known as contingent capital financial instruments or “CoCos.” CoCos generally provide for mandatory or automatic conversion into common stock of the issuer under certain circumstances or may have principal write down features. For example, the mandatory conversion may be automatically triggered if an issuer fails to meet the capital minimum described in the instrument, the issuer’s regulator makes a determination that the instrument should convert or other specified conditions are met. Because the common stock of the issuer may not pay a dividend, investors in these instruments could experience reduced income, and conversion could deepen the subordination of the investor, which would worsen the investor’s standing in a bankruptcy. In addition, some CoCos have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Some CoCos may be leveraged, which can make those CoCos more volatile in changing interest rate or other conditions.

Bank Obligations

Bank obligations are obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of the banking industry.

Bank Loans

To the extent a Fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. A Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions in many bank loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a bank loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. The value of a bank loan may be impaired due to difficulties (actual or perceived) in liquidating collateral securing the obligation, or to declines in the value of that collateral. There may not be an active trading market for certain bank loans and the liquidity of some actively traded loans may be impaired due to adverse market conditions. A Fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value. In addition, because the bank loans in which a Fund invests are typically rated below investment grade, the risks associated with bank loans are similar to the risks of below investment grade bonds. See ‘‘High-Yield Bonds and Other Lower-Rated Securities” (page 21).

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by a Fund may be senior or subordinate obligations of the borrower, and may or may not be secured by collateral. A Fund may acquire bank loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof. A Fund may invest up to 50% of its net assets in bank loans.

Dividend-Paying Equities

The Funds, particularly the Strategic Income Fund, will invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments

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may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. A Fund’s investments in these securities may increase the volatility of the Fund’s NAV, and may not provide “protection,” comparable to debt securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, the value of such securities may decline. However, a Fund’s investment in such securities may increase its potential for appreciation during a broad market advance. The inclusion of Passive Foreign Investment Companies (“PFICs”) in the portfolio can result in higher variability—both negatively and positively—in the income distribution.

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. These conditions have generated extreme volatility and illiquidity. Volatility and illiquidity were exacerbated by, among other things, decreased risk tolerance by investors, significantly tightened availability of credit and global deleveraging, and uncertainty regarding the extent of the problems in the mortgage industry and financial institutions generally. This financial crisis caused a significant decline in the value and liquidity of many securities, and made valuation of many types of securities more difficult.

Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that a Fund may encounter, or to predict the duration of these events. These conditions could prevent a Fund from successfully executing its investment strategies, result in future declines in the market values of the investment assets held by the Fund, or require the Fund to dispose of investments at a loss while such adverse market conditions prevail.

Each Fund attempts to remain fully invested at all times, anticipates making direct and indirect investments in Asian currencies, and does not anticipate hedging currency risks. These practices may make a Fund’s performance more volatile, especially during periods of distress in financial and credit markets. Although a Fund may hedge a portion of its interest rate risks, there can be no assurance that any hedges will be effective even if implemented.

Financial Services Sector Risk

The Funds, particularly the Strategic Income Fund, may invest a significant portion of their assets in the financial services sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities. Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Regional and Country Risks

In addition to the risks discussed above, there are specific risks associated with investing in the Asian region, including the risk of severe economic, political or military disruption. The Asian region comprises countries in all stages of economic development. Some Asian economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Many Asian countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole. In addition, some countries in the region are competing to claim or develop regional supplies of energy or other natural resources. This competition could lead to economic, political or military instability or disruption. Any military action or other instability could adversely impact the ability of the Fund to achieve its investment objective.

The economies of many Asian countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the developments in global credit and equity markets in 2008 and 2009, events in any of these economies could negatively impact the economies of Asian countries.

RISKS OF INVESTING IN THE FUNDS	23

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asian region. Increased political and social instability in any Asian country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asian countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asian economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established stakeholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.-based securities analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., the adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets), the governments of these countries may be more unstable and more likely to impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging and frontier market countries may also impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging market countries may also impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters (including earthquakes and tsunami), or adverse changes in climate or weather. The risks of such phenomena and resulting social, political, economic and environmental damage (including nuclear pollution) cannot be quantified. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

China, Hong Kong, Macau and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or by taking other similar actions. Such actions could adversely impact the Fund’s ability to achieve its investment objectives and could result in the Fund limiting or suspending shareholder redemptions privileges (as legally permitted, see Selling (Redeeming) Shares, page 36).

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.

In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of a Fund’s investments.

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Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the U.S. and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Macau. Although Macau is a Special Administrative Region (SAR) of China, it maintains a high-degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Other Asian Countries

Bangladesh. Bangladesh is facing many economic hurdles, including weak political institutions, poor infrastructure, lack of privatization of industry and a labor force that has outpaced job growth in the country. High poverty and inflationary tensions may cause social unrest, which could weigh negatively on business sentiment and capital investment. Bangladesh’s developing capital markets rely primarily on domestic investors. The recent overheating of the stock market and subsequent correction underscored weakness in capital markets and regulatory oversight. Corruption remains a serious impediment to investment and economic growth in Bangladesh, and the country’s legal system makes debt collection unpredictable, dissuading foreign investment. Bangladesh is geographically located in a part of the world that is historically prone to natural disasters and is economically sensitive to environmental events.

Cambodia. Cambodia is experiencing a period of political stability and relative peace following years of violence under the Khmer Rouge regime. Despite its recent growth and stability, Cambodia faces risks from a weak infrastructure (particularly power generation capacity and the high cost of electric power), a poorly developed education system, inefficient bureaucracy and charges of government corruption. Very low foreign exchange reserves make Cambodia vulnerable to sudden capital flight, and the banking system suffers from a lack of oversight and very high dollarization. Further, destruction of land-ownership records during the Khmer Rouge regime has resulted in numerous land disputes, which strain the country’s institutional capacity and threaten violence and demonstrations.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder

RISKS OF INVESTING IN THE FUNDS	25

development of the Indian economy, and escalating tensions could impact the broader region, including China.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a developing banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which a Fund’s securities are denominated, will decrease the value of the Fund’s holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy.

Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Laos. Laos is a poor, developing country ruled by an authoritarian, Communist, one-party government. It is politically stable, with political power centralized in the Lao People’s Revolutionary Party. Laos’ economic growth is driven largely by the construction, mining and hydroelectric sectors. However, the increased development of natural resources could lead to social imbalances, particularly in light of Laos’ underdeveloped health care and education systems. Laos is a poorly regulated economy with limited rule of law. Corruption, patronage and a weak legal system threaten to slow economic development. Another major risk for Laos is the stability of its banks, which, despite the significant credit growth since 2009, are under-capitalized and inadequately supervised.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of a Fund and its shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Mongolia. Mongolia has experienced political instability in conjunction with its election cycles. Mongolian governments have had a history of cycling favorable treatment among China, Russia, Japan, the United States and Europe and may at any time abruptly change current policies in a manner adverse to investors. In addition, assets in Mongolia may be subject to nationalization, requisition or confiscation (whether legitimate or not) by any government authority or body. Government corruption and inefficiencies are also a problem. Mongolia’s unstable economic policies and regulations towards foreign investors threaten to impede necessary growth of production capacity. Additionally, the Mongolian economy is extremely dependent on the price of minerals and Chinese demand for Mongolian exports.

Myanmar. Myanmar (formerly Burma) is emerging from nearly half a century of isolation under military rule and from the gradual suspension of sanctions imposed for human rights violations. However, Myanmar struggles with rampant corruption, poor infrastructure (including basic infrastructure, such as transport, telecoms and electricity), ethnic tensions, a shortage of technically proficient workers and a dysfunctional bureaucratic system. Myanmar has no established corporate bond market or stock exchange and has a limited banking system. Additionally, despite democratic trends and progress on human rights, Myanmar’s political situation remains fluid, and there remains the possibility of reinstated sanctions.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Ongoing border disputes with India may result in armed conflict between the two nations, and Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic

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growth is in part attributable to high levels of international support, which may be significantly reduced or terminated in response to changes in the political leadership of Pakistan. Pakistan faces a wide range of other economic problems and risks, such as the uncertainty over the privatization efforts, the substantial natural resource constraints it is subject to, its large budgetary and current account deficits as well as trade deficits, its judicial system that is still developing and widely perceived as lacking transparency, and inflation.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

South Korea. Investing in South Korean securities has special risks, including those related to political, economic and social instability and the potential for increased militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to a Fund associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in

international political sentiment may have significant adverse effects on the Sri Lankan economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have largely been suspended, although there is no guarantee that such controls will not be re-imposed. However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. However, some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises, and for most of the private enterprises, a majority of the equity is owned by employees and management boards and on average more than one-third of the equity is owned by the government with only a small percentage of the equity being owned by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies and has in the past imposed arbitrary repatriation taxes on foreign owners. Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies). Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Additional Risks

The following additional or non-principal risks also apply to investments in the Funds.

Other Asia Pacific Countries

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

RISKS OF INVESTING IN THE FUNDS	27

New Zealand. New Zealand is generally considered to be a developed market, and investments in New Zealand generally do not have risks associated with them that are present with investments in developing or emerging markets. The health of the economy is strongly tied to commodity exports and has historically been vulnerable to global slowdowns. New Zealand is a country heavily dependent on free trade, particularly in agricultural products. This makes New Zealand particularly vulnerable to international commodity prices and global economic slowdowns. Its principal export industries are agriculture, horticulture, fishing and forestry.

Papua New Guinea. Papua New Guinea is a small country that faces challenges in maintaining political stability. Papua New Guinea’s newly elected government promises reforms to address rampant corruption and revolving-door politics, but the success of these efforts remains to be seen. Other challenges facing Papua New Guinea include providing physical security for foreign investors, regaining investor confidence, restoring integrity to state institutions, privatizing state institutions and maintaining good relations with Australia. Exploitation of Papua New Guinea’s natural resources is limited by terrain, land tenure issues and the high cost of developing infrastructure. Papua New Guinea has several thousand distinct and heterogeneous indigenous communities, which create additional challenges in dealing with tribal conflicts, some of which have been going on for millennia.

Structured Investments

Structured investments are financial instruments and contractual obligations designed to provide a specific risk-reward profile. A structured instrument is generally a hybrid security (often referred to as “hybrids”) that combines characteristics of two or more different financial instruments. The terms of these investments may be contractually “structured” by the purchaser and the issuer (which is typically associated with an investment banking firm) of the instrument. Structured investments may have certain features of equity and debt securities, but may also have additional features. The key characteristics of structured investments are:

T	They change the risk or return on an underlying investment asset (such as a bond, money market instrument, loan or equity security), or they may replicate the risk or return of an underlying investment asset.

T	They typically involve the combination of an investment asset and a derivative.

T	The derivative is an integral part of the structure, not just a temporary hedging tool.

The returns on these investments may be linked to the value of an index (such as a currency or securities index) or a basket of instruments (a portfolio of assets, such as, high yield bonds, emerging market bonds, or commodities), an individual bond or other security, an interest rate, or a commodity.

Some of the types of structured investments are:

T	Index-linked notes

T	Inflation-linked notes
T	Commodity-linked notes

T	Credit-linked notes

T	Currency-linked notes

The values of structured investments will normally rise or fall in response to the changes in the performance of the underlying index, security, interest rate or commodity. Certain structured investments may offer full or partial principal protection, or may pay a variable amount at maturity, or may pay a coupon linked to a specific security or index while leaving the principal at risk.

These investments may be used to seek to realize gain or limit exposure to price fluctuations and help control risk. Depending on the terms of the particular instrument, structured investments may be subject to equity market risk, fixed income risk, commodity market risk, currency market risk or interest rate risk. Structured notes are subject to credit risk with respect to the issuer of the instrument (referred to as “counter-party” risk) and, for structured debt investments, might also be subject to credit risk with respect to the issuer of the underlying investment. For structured investments that do not include principal protection (a form of insurance), a main risk is the possible loss of principal.

There is a legal risk involved with holding complex instruments. Where regulatory or tax considerations may change during the term of a note, some structured investments may create leverage, which involves additional risks.

If the underlying investment or index does not perform as anticipated, the structured investment might not result in a gain or may cause a loss. The price of structured investments may be very volatile and they may have a limited trading market, making it difficult for the Funds to value them or sell them. Usually structured investments are considered illiquid investments for purposes of limits on those investments.

Covered Bonds

The Funds may invest in covered bonds. Covered bonds include characteristics typically associated with traditional bonds as well as characteristics associated with securitized instruments. Covered bonds provide their holders with a secured claim to specific collateral (like securitized instruments) and often require the issuer to maintain a coverage ratio (i.e., to replace weak or impaired collateral with higher quality collateral). However, unlike securitized instruments, the obligation to repay principal and make interest payments remains with the issuer (rather than a special purpose vehicle as used in securitizations). As a result, holders of covered bonds have an unsecured claim against the issuer for any deficiency. Covered bonds represent an emerging type of fixed income security and may be created under legislative regimes or by contract. However, because covered bonds are relatively new instruments in many jurisdictions, their terms have not been subject to judicial review and their enforceability (particularly with respect to covered bonds created by contract) is uncertain.

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Trading Markets and Depositary Receipts

Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Passive Foreign Investment Companies

The Funds may invest in PFICs. Investments in PFICs may subject a Fund to taxes and interest charges that cannot be avoided, or that can be avoided only through complex methods that may have the effect of imposing a less favorable tax rate or accelerating the recognition of gains and payment of taxes.

Loan Risk

Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Credit risk is heightened for loans in which a Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

Equity Risk

A Fund may own equity securities if an investment in a distressed or defaulted security results in an exchange of debt for equity. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Equity securities can have higher volatility than debt securities and therefore can provide both higher risk and higher return.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors. Investors who hold shares of a Fund for the short term, including market-timers, may harm the Fund and other shareholders by diluting the value of their shares, disrupting management of the Fund’s portfolio and causing the Fund to incur additional costs, which are borne by non-redeeming shareholders. The Funds attempt to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when the Fund’s NAV is calculated. See page 37 for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

RISKS OF INVESTING IN THE FUNDS	29

Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds and the other Matthews Asia Funds (collectively, the “Funds”). Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789.ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an Investment Advisory Agreement dated as of February 1, 2016, as most recently amended effective April 29, 2016, between Matthews and the Trust, on behalf of the Funds (as amended from time to time, the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to the Services Agreement (as defined below).

Pursuant to the Advisory Agreement, each of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund pays Matthews a fee equal to 0.65% of its average daily net assets. Each Fund pays Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Fund’s average daily NAV for the month. A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2017.

For the fiscal year ended December 31, 2017, the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund paid investment management fees to Matthews as follows (as a percentage of average net assets):

Matthews Asia Strategic Income Fund, Matthews Asia Credit Opportunities Fund	0.65%

Pursuant to an administration and shareholder services agreement dated as of August 13, 2004, most recently amended effective April 29, 2016 (as amended from time to time, the “Services Agreement”), the Funds in the aggregate pay Matthews 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds over $2 billion up to $5 billion, 0.15% of the aggregate average daily net assets of the Funds over $5 billion up to $7.5 billion, 0.125% of the aggregate average daily net assets of the Funds over $7.5 billion up to $15 billion, 0.11% of the aggregate average daily net assets of the Funds over $15 billion up to $22.5 billion, 0.10% of the aggregate average daily net assets of the Funds over $22.5 billion up to $25 billion, 0.09% of the aggregate average daily net assets of the Funds over $25 billion up to $30 billion, 0.08% of the aggregate average daily net assets of the Funds over $30 billion up to $35 billion, 0.07% of the aggregate average daily net assets of the Funds over $35 billion up to $40 billion, 0.06% of the aggregate average daily net assets of the Funds over $40 billion up to $45 billion, and 0.05% of the aggregate average daily net assets of the Funds over $45 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Funds and current shareholders of the Funds, including overseeing the activities of the Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Funds’ net asset values; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Funds’ third-party administrator and other parties for the Trust’s Board meetings; coordinating and executing Fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Pursuant to an operating expenses agreement dated as of November 4, 2003, most recently amended effective November 30, 2017, (as amended from time to time, the “Operating Expenses Agreement”), for the Strategic Income Fund and the Credit Fund, Matthews agrees (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 0.90% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any non-class specific expenses of the Institutional Class are waived for the Institutional Class Matthews has also agreed to waive an equal amount of non-class specific expenses for the Investor Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because no class specific expenses will be waived for the Investor Class, the total annual operating expenses after fee waiver and expense reimbursement for the Investor Class would be 0.90% plus the

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sum of (i) the amount (in annual percentage terms) of the class specific expenses incurred by the Investor Class that exceed those incurred by the Institutional Class; and (ii) the amount (in annual percentage terms) of the class specific expenses reduced for the Institutional Class and not the Investor Class.

In turn, if a Fund’s expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. For each Fund, this agreement will continue through April 30, 2019 and may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Pursuant to an amended and restated intermediary platform fee subsidy letter agreement (the “Subsidy Agreement”), effective March 1, 2015, between the Trust, on behalf of the Funds, and Matthews, with respect to each intermediary platform that charges the Funds 10 basis points (0.10%) or more for services provided with respect to Institutional Class shares of the Funds through such platform, Matthews has voluntarily agreed to reimburse the Institutional Class of the Funds a portion of those service fees in an amount equal to 2 basis points (0.02%), and with respect to each intermediary platform that charges the Funds 5 basis points (0.05%) or more but less than 10 basis points (0.10%) for services provided with respect to Institutional Class shares of the Funds through such platform, Matthews has voluntarily agreed to reimburse the Institutional Class of the Funds a portion of those service fees in an amount equal to 1 basis point (0.01%). Matthews may not recoup amounts reimbursed pursuant to the Subsidy Agreement. The Subsidy Agreement may be terminated at any time by the Board upon 60 days’ written notice to Matthews, or by Matthews upon 60 days’ written notice to the Board.

Each class of shares of the Funds (Investor and Institutional) has different expenses which will result in different performance. Shares of both classes of the Funds otherwise have identical rights and vote together except for matters affecting only a specific class.

Portfolio Managers

The Funds are managed by the Lead Manager, who is supported by and consults with the Co-Managers. The Lead Manager of a Fund is primarily responsible for its day-to-day investment management decisions.

TERESA KONG, CFA
Teresa Kong is a Portfolio Manager at Matthews and manages the firm’s Asia Strategic Income and Asia Credit Opportunities Strategies. Prior to joining Matthews in 2010, she was Head of Emerging Market Investments at Barclays Global Investors, now known as BlackRock, and was responsible for managing the firm’s investment strategies in Emerging Asia, Eastern Europe, Africa and Latin America. She developed and managed strategies spanning absolute return, active long-only and exchange-traded funds. In addition to founding the Fixed Income Emerging Markets Group at BlackRock, she was also Senior Portfolio Manager and Credit Strategist on the Fixed Income credit team. Previously, Teresa was a Senior Securities Analyst in the High Yield Group with Oppenheimer Funds, and began her career with JP Morgan Securities Inc., where she worked in the Structured Products Group and Latin America Capital Markets Group. She received both a B.A. in Economics and Political Science and an M.A. in International Development Policies from Stanford University. She speaks Cantonese fluently and is conversational in Mandarin. Teresa has been a Portfolio Manager of the Matthews Asia Strategic Income Fund since its inception in 2011 and of the Matthews Asia Credit Opportunities Fund since its inception in 2016.	Lead Manager Matthews Asia Strategic Income Fund Matthews Asia Credit Opportunities Fund

SATYA PATEL
Satya Patel is a Portfolio Manager at Matthews and manages the firm’s Asia Credit Opportunities Strategy and co-manages the Asia Strategic Income Strategy. Prior to joining Matthews in 2011, Satya was an Investment Analyst with Concerto Asset Management. He earned his M.B.A. from the University of Chicago Booth School of Business in 2010. In 2009, Satya worked as an Investment Associate in Private Placements for Metlife Investments and from 2006 to 2008, he was an Associate in Credit Hedge Fund Sales for Deutsche Bank in London. He holds a Master’s in Accounting and Finance from the London School of Economics and a B.A. in Business Administration and Public Health from the University of Georgia. Satya is proficient in Gujarati. Satya has been a Portfolio Manager of the Matthews Asia Credit Opportunities Fund since its inception in 2016 and of the Matthews Asia Strategic Income Fund since 2014.	Lead Manager Matthews Asia Credit Opportunities Fund Co-Manager Matthews Asia Strategic Income Fund

MANAGEMENT OF THE FUNDS	31

WEI ZHANG
Wei Zhang is a Portfolio Manager at Matthews and co-manages the Asia Strategic Income Strategy. Prior to joining the firm in 2015, he earned an M.B.A. from Columbia University. From 2008 to 2012, Wei worked as an analyst at Bluecrest Capital Management, evaluating fundamental investments in equity and credit, with a focus on industrials, basic materials and energy sector opportunities. From 2007 to 2008, he was also an analyst with GF Capital Management, where he performed in-depth fundamental research, built and maintained financial models and participated in acquisition contact negotiations. He started his career as an analyst at Sowood Capital Management in 2006. Wei received a B.S. in Finance and International Business from the Leonard N. Stern School of Business at New York University. He is fluent in Mandarin. Wei has been a Portfolio Manager of the Matthews Asia Strategic Income Fund since 2018.	Co-Manager Matthews Asia Strategic Income Fund

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

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Investing in the Funds

Pricing of Fund Shares

The price at which the Funds’ shares are bought or sold is called the NAV. The NAV for each class is computed once daily as of the close of regular trading on the NYSE, generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of a Fund, attributable to the relevant class, deducting any liabilities, and dividing by the total number of outstanding shares of the relevant class. A Fund’s expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of a Fund’s exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of a Fund and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board of Trustees (as described below). A Fund may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of a Fund’s securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. A Fund generally uses the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Fund and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time a Fund calculates its NAV.

Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by a Fund or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Trust. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. The Funds generally fair value securities daily to avoid, among other things, the use of stale prices. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asian securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by a Fund may be traded on days and at times when the NYSE is closed, and the NAV is therefore not calculated. Accordingly, the NAV of a Fund may be significantly affected on days when shareholders have no access to the Fund. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Purchasing Shares

Each Fund is open for business each day the NYSE is open. You may purchase shares directly from a Fund by telephone or online without paying any sales charge. Institutional Class shares may also be purchased directly from a Fund by mail or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase shares of the Funds directly through the Funds’ transfer agent, by calling 800.789.ASIA (2742). Shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party

INVESTING IN THE FUNDS	33

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds offer Individual Retirement Accounts (IRAs). Applications for IRAs may be obtained by calling 800.789.ASIA (2742) or by visiting matthewsasia.com.

Traditional IRA

A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA

A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

OTHER ACCOUNTS

Coverdell Education Savings Account

Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non-deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800.789.ASIA (2742) to speak with a Fund representative or visit matthewsasia.com.

Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Funds’ transfer agent or a Third-Party Intermediary, you will receive the NAV calculated after receipt of the order by it on any day the NYSE is open. Each Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV.

A Fund may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for a Fund may receive fees from the Fund for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 39.

You may purchase Investor Class shares of the Funds by mail, telephone, online or wire. New accounts may be opened online or by mailing a completed application. Please see Opening an Account on page 35, and Telephone and Online Transactions on page 36. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

You may purchase Institutional Class shares of the Funds by mail, telephone, online or wire. New accounts may be opened by mailing a completed application. Please see Opening an Account on page 35, and Telephone and Online Transactions on page 36. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If a Fund receives notice of insufficient funds for a purchase made by check, the purchase will be cancelled, and you will be liable for any related losses or fees the Fund or its transfer agent incurs. A Fund may reject any purchase order or stop selling shares of the Fund at any time. Also, a Fund may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

Please note that when opening your account each Fund follows identity verification procedures, outlined on page 43.

MINIMUM INVESTMENTS IN THE INVESTOR CLASS SHARES OF THE FUNDS

(U.S. RESIDENTS*)

Type of Account	Minimum Initial Investment	Subsequent Investments
Non-retirement	$2,500	$100
Retirement** and Coverdell	$500	$50

*Generally, non-U.S. residents may not invest in the Funds. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

**Retirement plan accounts include IRAs and 401(k) plans. Speak with a Fund representative for information about the retirement plans available.

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MINIMUM INVESTMENTS IN THE INSTITUTIONAL CLASS SHARES OF THE FUNDS

(U.S. RESIDENTS*)

Type of Account	Minimum Initial Investment	Subsequent Investments
All accounts	$100,000	$100

Minimum amount for Institutional Class Shares may be lower for purchases through certain financial intermediaries and different minimums may apply for retirement plans and other arrangements subject to criteria set by Matthews.

*Additional limitations apply to non-U.S. residents. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

If you invest in Institutional Class shares through a financial intermediary, the minimum initial investment requirement may be met if that financial intermediary aggregates investments of multiple clients to meet the minimum. Additionally, different minimums may apply for retirement plans and model-based programs that invest through a single account, subject to criteria set by Matthews. Financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

The minimum investment requirements for both the Investor and Institutional Classes do not apply to Trustees, officers and employees of the Funds and Matthews, and their immediate family members.

OPENING AN ACCOUNT (Initial Investment)

By Mail

You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your check payable to Matthews Asia Funds and a completed application to:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722
Online (Investor Class Only)	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire

To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call

800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

INVESTING IN THE FUNDS	35

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing shareholders may purchase additional shares of the relevant class for all authorized accounts through the methods described below.

By Mail	Please send your check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722
Online	As a first time user, you will need your Fund account number and your Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
Via Automatic Investment Plan (Investor Class Only)

You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire

Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds.

Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

Exchanging Shares

You may exchange your shares of one Matthews Asia Fund for another Matthews Asia Fund of the same class. If you exchange your shares, minimum investment requirements apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions below or call 800.789.ASIA (2742) for more information. Because excessive exchanges can harm a Fund’s performance, the exchange privilege may be terminated if the Fund believes it is in the best interest of all shareholders to do so.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares. An exchange is treated as a taxable event on which gain or loss may be recognized.

Selling (Redeeming) Shares

You may redeem shares of a Fund on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, a Fund may suspend shareholders’ redemption privileges for a period of not more than seven days unless otherwise permitted by applicable law.

If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information.

Telephone and Online Transactions

Investors can establish new Investor Class accounts online via matthewsasia.com by selecting Open an Account and following the instructions.

Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with a Fund by calling 800.789.ASIA (2742), or through an online order at the Fund’s website at matthewsasia.com.

Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

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Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds, and in such event, you may still purchase or redeem shares of the Funds using a method other than telephone or online. If a Fund believes that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

SELLING (REDEEMING) SHARES

By Mail	Send a letter to the Funds via:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

T  Your written request is for an amount over $100,000 (Investor class only); or

T  A change of address was received by the Fund’s transfer agent within the last 30 days; or

T  The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.
By Wire

If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online (Investor Class Only)	As a first time user, you will need your Fund account number and your Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

Market Timing Activities and Redemption Fees

The Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”).

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of a Fund that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of a Fund by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging a Fund or its shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of a Fund may trade and the

INVESTING IN THE FUNDS	37

U.S. markets that generally determine when the Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity.

A Fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers. The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, a Fund will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by a Fund and may increase costs to the Fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, a Fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Funds’ shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of a Fund through an intermediary, the Fund may not be able to notify the shareholder of a violation of the Funds’ policies or that the Fund has taken steps to address the situation (for example, a Fund may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Fund have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Fund.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Funds’ shares being terminated or restricted independently of the Fund. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Redemption Fees. Neither the Strategic Income Fund nor the Credit Fund imposes a redemption fee. However, because of the risks associated with an investment in a Fund and to allow you to better manage volatility in the Funds’ NAVs, the Funds recommend that you invest in a Fund only for the long term. Short-term buying and selling of shares of a Fund may also have detrimental effects on the Fund and other shareholders. Short-term trading and market timing can disrupt the management of the Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Funds reserve the right to modify the redemption fee policies at any time, without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind and Funding Redemptions

The Funds generally pay redemption proceeds in cash. The Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. In some circumstances, it may be necessary for a Fund to borrow in order to pay redemption proceeds. The Funds

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may use these methods during both normal and stressed market conditions. With respect to borrowings, the Trust has in place a committed line of credit that Matthews, as the investment adviser, and the Board consider to be adequate to address the liquidity needs of the Funds. The adequacy of that credit line is assessed on at least an annual basis.

During conditions that make the payment of cash unwise and/or in order to protect the interests of a Fund’s remaining shareholders, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” The Funds may redeem shares in kind during both normal and stressed market conditions. Generally, in-kind redemptions will be effected through a pro rata distribution of the Fund’s portfolio securities. Note that if you receive securities as part of your redemption proceeds, you will bear any market risks associated with investments in these securities, and you will incur transaction charges if you sell the securities to convert them to cash.

After the Funds have received your redemption request and all proper documents, payment for shares tendered will generally be made within (i) one to three business days for redemptions made by wire, and (ii) three to five business days for ACH redemptions. Redemption payments by check will generally be issued on the business day following the redemption date; however, your actual receipt of the check will be subject to postal delivery schedules and timing. If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared, which may take up to 15 calendar days after we receive your check. It may take up to several weeks for the initial portion of the in-kind securities to be delivered to you, and substantially longer periods for the remainder of the in-kind securities to be delivered to you, in payment of your redemption in kind.

Medallion Signature Guarantees

The Funds requires a medallion signature guarantee on any written redemption for Investor Class Shares over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio of securities is available in the Funds’ SAI, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Funds reserve the right to redeem small Investor Class accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

The Funds reserve the right to redeem small Institutional Class accounts that fall below $100,000 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $100,000 due to market volatility will not be affected.

Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related recordkeeping and administrative services. For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Funds under an agreement between the Trust, on behalf of each Fund, and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees or sub-transfer

INVESTING IN THE FUNDS	39

agency fees paid by the Funds. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Funds; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Funds on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Rule 12b-1 Plan

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Funds’ assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in case the Board decides to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders. If the Plan were reactivated, the fee would be up to 0.25% for each of the Investor Class and Institutional Class, respectively.

Distributions

Each Fund generally distributes its net investment income quarterly in March, June, September and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with a Fund, the manner in which you receive distributions may be changed at any time by writing to the Fund. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section summarizes certain income tax considerations that may affect your investment in a Fund. You are urged to consult your tax advisor regarding the tax effects to you of an investment in the Funds based on your individual tax situation. The tax consequences of an investment in the Funds depend on the type of account that you have and your particular tax circumstances. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Each Fund intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a taxable event, which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long a Fund has held specific securities.

You must have an accurate Tax Identification Number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions. In mid-February, if applicable, you will be sent a Form 1099-DIV or other Internal Revenue Service (“IRS”) forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV.

Please note retirement account shareholders will not receive a Form 1099-DIV. Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. A Fund accrues a deferred tax liability for net unrealized short-term

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gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

You should read the tax information in the Statement of Additional information, which supplements the information above and is a part of this prospectus. The Funds do not expect to request an opinion of counsel or rulings from the IRS regarding their tax status or the tax consequences to investors in the Funds.

Cost Basis Reporting

As part of the Emergency Economic Stabilization Act of 2008, Matthews Asia Funds will be responsible for tracking and reporting cost basis information to the IRS on the sale or exchange of shares acquired on or after January 1, 2012 (“Covered Shares”). Cost basis is the cost of the shares you purchased, including reinvested dividends and capital gains distributions. Where applicable, the cost is adjusted for sales charges or transaction fees. When you sell Covered Shares in a taxable account, the cost basis accounting method you choose determines how your gain or loss is calculated. Matthews’ default cost basis accounting method is Average Cost. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method by notifying the Funds’ transfer agent in writing or by phone at 800.789.ASIA (2742), Monday through Friday, 9:00 AM to 7:00 PM ET. When you redeem Covered Shares from your account, we will calculate the cost basis on those shares according to your cost basis method election. Again, please consult your tax professional to determine which method should be considered for your individual tax situation.

INVESTING IN THE FUNDS	41

Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by the Funds and, unlike a Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The Markit iBoxx Asian Local Bond Index (previously known as the HSBC Asian Local Bond Index ) (ALBI) tracks the total return performance of a bond portfolio consisting of local-currency denominated, high quality and liquid bonds in Asia ex Japan. The ALBI includes bonds from the following countries: China, Hong Kong, India, Indonesia, Korea, Malaysia, the Philippines, Singapore, Taiwan, and Thailand.

The J.P. Morgan Asia Credit Index (JACI) tracks the total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-weighted index comprising sovereign, quasi-sovereign and corporate bonds and is partitioned by country, sector and credit rating. JACI includes bonds from the following countries: China, Hong Kong, India, Indonesia, Korea, Malaysia, the Philippines, Thailand and Singapore.

42	matthewsasia.com | 800.789.ASIA

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement on this page.

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Tax Identification Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

GENERAL INFORMATION	43

Investment Advisor

Matthews International Capital Management, LLC

800.789.ASIA (2742)

Account Services

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Custodian

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

Shareholder Service Representatives are available

from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about

Matthews Asia Funds:

matthewsasia.com

800.789.ASIA (2742)

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Shareholder Reports

Additional information about the Funds’ investments is available in the Funds’ annual reports (audited by independent accountants) and semi-annual reports. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and annual and semi-annual reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus and annual and semi-annual reports, free of charge, on the Funds’ website at matthewsasia.com. The Funds’ current prospectus and annual and semi-annual reports are also available to you, without charge, upon request.

Statement of Additional Information (SAI)

The SAI, which is incorporated into this prospectus by reference and dated April 30, 2018, is available to you, without charge, upon request or through the Funds’ website at matthewsasia.com. It contains additional information about the Funds.

HOW TO OBTAIN ADDITIONAL INFORMATION

Contacting Matthews Asia Funds

You can obtain free copies of the publications described above by visiting the Funds’ website at matthewsasia.com. To request the SAI, the Funds’ annual and semi-annual reports and other information about the Funds or to make shareholder inquiries, contact the Funds at:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Obtaining Information from the SEC	Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-08510

Distributed in the United States by Foreside Funds Distributors LLC

Distributed in Latin America by HMC Partners

P.O. Box 9791  |  Providence, RI 02940  |  matthewsasia.com  |  800.789.ASIA (2742)

PS_AFI_0418

MATTHEWS INTERNATIONAL FUNDS

(d/b/a MATTHEWS ASIA FUNDS)

MATTHEWSASIA.COM

MATTHEWS ASIA STRATEGIC INCOME FUND – INVESTOR CLASS (MAINX)

MATTHEWS ASIA STRATEGIC INCOME FUND – INSTITUTIONAL CLASS (MINCX)

MATTHEWS ASIA CREDIT OPPORTUNITIES FUND – INVESTOR CLASS ( MCRDX)

MATTHEWS ASIA CREDIT OPPORTUNITIES FUND – INSTITUTIONAL CLASS (MICPX)

MATTHEWS ASIAN GROWTH AND INCOME FUND – INVESTOR CLASS (MACSX)

MATTHEWS ASIAN GROWTH AND INCOME FUND – INSTITUTIONAL CLASS (MICSX)

MATTHEWS ASIA DIVIDEND FUND – INVESTOR CLASS (MAPIX)

MATTHEWS ASIA DIVIDEND FUND – INSTITUTIONAL CLASS (MIPIX)

MATTHEWS CHINA DIVIDEND FUND – INVESTOR CLASS (MCDFX)

MATTHEWS CHINA DIVIDEND FUND – INSTITUTIONAL CLASS (MICDX)

MATTHEWS ASIA VALUE FUND – INVESTOR CLASS (MAVRX)

MATTHEWS ASIA VALUE FUND – INSTITUTIONAL CLASS (MAVAX)

MATTHEWS ASIA FOCUS FUND – INVESTOR CLASS (MAFSX)

MATTHEWS ASIA FOCUS FUND – INSTITUTIONAL CLASS (MIFSX)

MATTHEWS ASIA GROWTH FUND – INVESTOR CLASS (MPACX)

MATTHEWS ASIA GROWTH FUND – INSTITUTIONAL CLASS (MIAPX)

MATTHEWS PACIFIC TIGER FUND – INVESTOR CLASS (MAPTX)

MATTHEWS PACIFIC TIGER FUND – INSTITUTIONAL CLASS (MIPTX)

MATTHEWS ASIA ESG FUND – INVESTOR CLASS (MASGX)

MATTHEWS ASIA ESG FUND – INSTITUTIONAL CLASS (MISFX)

MATTHEWS EMERGING ASIA FUND – INVESTOR CLASS (MEASX)

MATTHEWS EMERGING ASIA FUND – INSTITUTIONAL CLASS (MIASX)

MATTHEWS ASIA INNOVATORS FUND – INVESTOR CLASS (MATFX)

MATTHEWS ASIA INNOVATORS FUND – INSTITUTIONAL CLASS (MITEX)

MATTHEWS CHINA FUND – INVESTOR CLASS (MCHFX)

MATTHEWS CHINA FUND – INSTITUTIONAL CLASS (MICFX)

MATTHEWS INDIA FUND – INVESTOR CLASS (MINDX)

MATTHEWS INDIA FUND – INSTITUTIONAL CLASS (MIDNX)

MATTHEWS JAPAN FUND – INVESTOR CLASS (MJFOX)

MATTHEWS JAPAN FUND – INSTITUTIONAL CLASS (MIJFX)

MATTHEWS KOREA FUND – INVESTOR CLASS (MAKOX)

MATTHEWS KOREA FUND – INSTITUTIONAL CLASS (MIKOX)

MATTHEWS ASIA SMALL COMPANIES FUND – INVESTOR CLASS (MSMLX)

MATTHEWS ASIA SMALL COMPANIES FUND – INSTITUTIONAL CLASS (MISMX)

MATTHEWS CHINA SMALL COMPANIES FUND – INVESTOR CLASS (MCSMX)

MATTHEWS CHINA SMALL COMPANIES FUND – INSTITUTIONAL CLASS (MICHX)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2018

This Statement of Additional Information (this “SAI”) is not a prospectus and should be read in conjunction with the current prospectuses of the Investor Class and the Institutional Class of the Matthews Asia Funds (the “Funds”), other than the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund, with the separate current prospectus of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund, each prospectus dated April 30, 2018 (the foregoing prospectuses, together, the “Prospectus”).

The Prospectus and the financial statements contained in the Funds’ Annual Report for the fiscal year ended December 31, 2017, are incorporated herein by reference. You can obtain a free copy of the current Prospectus and Annual Report on the Funds’ website at MATTHEWSASIA.COM or by contacting a Matthews Asia Funds representative at:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their underwriters. The Prospectus does not constitute an offering by the Funds or by their underwriters in any jurisdiction in which such offering may not lawfully be made.

Fund History

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”), Four Embarcadero Center, Suite 550, San Francisco, California 94111, is a family of mutual funds currently offering eighteen separate series of shares (each individually, a “Fund,” and collectively, the “Funds”):

Asia Fixed Income Strategies:

Matthews Asia Strategic Income Fund

Matthews Asia Credit Opportunities Fund

Asia Growth and Income Strategies:

Matthews Asian Growth and Income Fund

Matthews Asia Dividend Fund

Matthews China Dividend Fund

Asia Value Strategy:

Matthews Asia Value Fund

Asia Growth Strategies:

Matthews Asia Focus Fund

Matthews Asia Growth Fund

Matthews Pacific Tiger Fund

Matthews Asia ESG Fund

Matthews Emerging Asia Fund

Matthews Asia Innovators Fund

Matthews China Fund

Matthews India Fund

Matthews Japan Fund

Matthews Korea Fund

Asia Small Companies Strategies:

Matthews Asia Small Companies Fund

Matthews China Small Companies Fund

Each Fund has both an Investor Class and an Institutional Class of beneficial interests.

Description of the Funds

Please read the following information together with the information contained in the current prospectuses of the Investor Class and the Institutional Class of the Funds, other than the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund, with the separate current prospectus of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund, each prospectus dated April 30, 2018, concerning the investment strategies, risks and policies of the Funds. The information in this SAI supplements the information in the Prospectus.

The Trust is an open-end management investment company registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory (business) trust on April 13, 1994 and commenced operations on September 12, 1994. It has never been engaged in any other business. Each Fund is “diversified” except for the Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund, which are non-diversified. Diversified means that at least 75% of the value of a fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the fund’s total assets are invested in the securities of a single issuer and the fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of a fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.

A “non-diversified” fund may invest a larger portion of its assets in the securities of a single issuer compared with that of a diversified fund. An investment in one of the non-diversified Funds entails greater risk than an investment in a diversified fund because of its greater exposure to the risks associated with individual issuers: a higher percentage of investments among fewer issuers may result in greater volatility of the total market value of the Fund’s portfolio; and economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

Each Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). Such qualification relieves a Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code. To so qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Investment Objective

The investment objective of each of the Funds, except for the Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asian Growth and Income Fund, Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund, is to seek long-term capital appreciation.

The investment objective of the Matthews Asia Dividend Fund and Matthews China Dividend Fund is to seek total return with an emphasis on providing current income. The investment objective of the Matthews Asian Growth and Income Fund is to seek long-term capital appreciation with some current income. The investment objective of the Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund is to seek total return over the long term and, for the Matthews Asia Strategic Income Fund, with an emphasis on income.

Investment Process

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to each of the Funds. Matthews invests in the Asian region based on its assessment of the future development and economic prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and believes that the intersection of development and deregulation will create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the growth of the Asian region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term development, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objectives.

Matthews has long-term investment goals and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuations (to both a company’s financial prospects and to other issuers), liquidity requirements and management malfeasance or other unethical conduct.

Matthews uses a fundamentals-based investment process to manage the fixed-income portfolios of investments for the Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund, with a focus on risk-adjusted return. Matthews’ fixed-income investment process includes six steps, with risk management embedded into each step of the process in order to identify and capitalize on credit (including counterparty), interest rate (duration), and currency opportunities and risks.

The Funds, other than the Matthews Asia Value Fund, Matthews Asia Strategic Income Fund, Matthews Asia Credit Opportunities Fund, Matthews Asia Dividend Fund, Matthews China Dividend Fund and Matthews Asia ESG Fund, invest where Matthews believes the potential for capital growth exists and in companies that it believes have demonstrated the ability to anticipate and adapt to changing markets. With respect to the Matthews Asia Value Fund, Matthews seeks to invest in companies whose share price trades at a substantial discount to its estimate of the company’s intrinsic value. With respect to the Matthews Asia Strategic Income Fund, Matthews seeks to invest in income-producing securities, including, but not limited to, debt and debt-related instruments issued by governments, quasi-governmental entities, supra-national institutions, and companies in Asia. With respect to the Matthews Asia Credit Opportunities Fund, Matthews seeks to invest in debt and debt-related instruments issued by governments, quasi-governmental entities, supra-national institutions, and companies in Asia. With respect to the Matthews Asia Dividend Fund and Matthews China Dividend Fund, Matthews seeks to invest in companies that have in the past paid high dividends relative to their share prices, or which it believes are well-positioned to grow future dividends, or both. Accordingly, each of the Matthews Asia Dividend Fund and Matthews China Dividend Fund expects that its portfolio will primarily consist of companies with established dividend-paying records. With respect to the Matthews Asia ESG Fund, Matthews seeks to invest in Asian companies that have the potential to profit from the long-term opportunities presented by the global environmental and social challenges as well as those Asian companies that proactively manage long-term risks presented by these challenges, after taking into consideration environmental, social and governance (“ESG”) factors in addition to traditional financial data.

Equity securities in which the Funds, other than the Matthews Asia Dividend Fund, the Matthews China Dividend Fund, the Matthews Korea Fund, the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund, may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures. Equity securities in which the Matthews Asia Dividend Fund and the Matthews China Dividend Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and other equity-related instruments (including, for example, investment trusts and other financial instruments). Equity securities in which the Matthews Korea Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures, warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts of issuers located in South Korea.

Debt securities in which the Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund may invest include bonds, debentures, bills, securitized instruments (which are vehicles backed by pools of assets such as mortgages, loans, or other receivables), notes, certificates of deposit and other bank obligations, bank loans, senior secured bank debt, convertible debt securities, credit-linked notes, inflation-linked instruments, repurchase agreements, dividend paying equity securities, preferred equities, warrants, payment-in-kind securities and derivative instruments with fixed-income characteristics.

Each of the Funds, other than the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund, may invest no more than 20% of its total assets in non-convertible bonds and other debt securities, including securities issued by government entities and their political subdivisions, provided, however, that the Matthews Japan Fund may only invest in non-convertible bonds that are rated, at the time of investment, BBB or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Service, Inc. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by Matthews. Securities rated lower than BBB by S&P or Fitch, or Baa by Moody’s, are considered to have speculative characteristics. Non-convertible debt securities in which the Matthews Japan Fund may invest include U.S. dollar- or yen-denominated debt securities issued by the Japanese government or Japanese companies and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund are permitted to invest in debt securities of any quality, including high yield debt securities rated below investment grade (commonly referred to as “junk bonds”) and unrated debt securities. The Matthews Asia Strategic Income Fund may invest up to 50% of its total assets in securities of issuers from a single country (including the government of that country, its agencies, instrumentalities and political subdivisions), and up to 25% of its total assets may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions). The Matthews Asia Credit Opportunities Fund may invest 25% or more of its total assets in securities of issuers from a single country (including the government of that country, its agencies, instrumentalities and political subdivisions), and up to 25% of its total assets may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions).

The Funds may invest in securities of issuers of various sizes. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management and may lack depth of management. Smaller companies may have less certain growth prospects, and be more sensitive to changing economic conditions than larger, more established companies. A Fund may have more difficulty obtaining information about smaller portfolio companies, or valuing or disposing of their securities, than it would if it focused on larger, more well-known companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the markets in general, and can react differently to political, market and economic developments than these companies or markets. The Funds, and the Matthews Emerging Asia Fund in particular, may also invest in micro-cap companies (i.e., companies with total market capitalization of $250 million or less). Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of such risks is even greater for micro-cap companies because they often have even narrower markets, fewer product lines and/or more limited managerial and financial resources than those of smaller companies.

The Funds may invest in debt securities, including convertible debt securities, debt securities rated below investment grade, as well as unrated securities that have been deemed by Matthews to be of similar credit quality. Securities rated below investment grade (and unrated securities of comparable quality as determined by Matthews) are sometimes referred to as “high yield securities” or “junk bonds” and are considered to be speculative investments. High yield securities involve a greater risk of loss of principal and interest (see “Risks Associated with Securities Rated Below Investment Grade”). There is no objective standard against which Matthews may evaluate the credit and other risks of unrated securities. Matthews seeks to minimize the risks of investing in unrated and lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Funds, Matthews may assess the following factors, among others:

•	Potential for capital appreciation;

•	Price of security relative to price of underlying stock, if a convertible security;

•	Yield of security relative to yield of other fixed-income securities;

•	Interest or dividend income;

•	Call and/or put features;

•	Creditworthiness;

•	Price of security relative to price of other comparable securities;

•	Size of issue;

•	Currency of issue; and

•	Impact of security on diversification of the portfolios.

The Funds may also invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”), also known as Global Depositary Receipts (“GDRs”). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which may be converted into an underlying foreign security. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or correspondent bank. ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. The Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

IDRs and GDRs are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although some represent bonds, commercial paper and certificates of deposit. Some IDRs may be convertible to ADRs, making them particularly useful for arbitrage between the markets.

The Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. Such transactions may act as a hedge against anticipated changes in interest rates and prices.

Risks of Investment

All investments involve risk. There can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that a Fund’s investment objective will be attained. Below is supplemental information about risks of investing in the Funds. Further information about the principal risks of investing in the Funds can be found in the Prospectus.

Political, Social and Economic Risks of Investing in Asia

The value of a Fund’s assets may be adversely affected by political, economic, social and religious factors, inadequate investor protection, changes in the laws or regulations of the countries in which it invests and the status of these countries’ relations with other countries. In addition, the economies of these countries may differ favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Some countries have limited natural resources (such as oil and natural gas), resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply.

In many other countries, the government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in these countries is substantial. Accordingly, future government actions in these countries could have a significant effect on the economy of these countries, which could affect private sector companies and the Funds, market conditions, and prices and yields of securities in a Fund’s portfolio.

Risks of Emerging Markets

Many countries of the Asia Pacific region are considered to be developing or emerging economies and markets. The risks of investment in such markets include (i) less social, political and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; and (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds.

Many developing countries in which the Funds invest lack the social, political and economic stability characteristics of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Stock exchanges in emerging markets have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again, could affect the market price and liquidity of the securities in which the Funds invest. In addition, the governing bodies of certain stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. There have been delays and errors in share allotments relating to initial public offerings, which in turn may affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others in which the Funds may invest.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations then become the subject of political debate with the opposition parties pressuring the government to use its resources for social programs rather than making payments to foreign creditors. Some foreign governments have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging market countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

In addition, brokerage commissions, custodial fees, withholding taxes, and other costs relating to investment in foreign markets may be higher than in the United States. The operating expense ratio of a Fund may be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights may differ from those that may apply in the United States and other more developed countries. Shareholders’ rights may not be as extensive as those that exist under the laws of the United States and other more developed countries. A Fund may therefore have more difficulty asserting shareholder rights than it would as a shareholder of a comparable U.S. company.

Disclosure and regulatory standards of emerging market countries are in many respects less stringent than U.S. standards. Issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to issuers in the United States or other more developed countries. In particular, the assets and profits appearing on the financial statements of an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. or European generally accepted accounting principles. There is substantially less publicly available information about emerging market issuers than there is about U.S. issuers.

Risks of Foreign Currency

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such markets to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging market countries may be converted into U.S. dollars, the conversion rates may not reflect their market values.

The U.S. dollar value of a Fund’s investments and of dividends and interest earned by the Funds may be significantly affected by changes in currency exchange rates. The value of a Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. For example, if a Fund increases its exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to that Fund. Similarly, if a Fund decreases its exposure to a currency and the currency’s price rises, that Fund will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect the Funds. Foreign investments, which are not U.S. dollar-denominated, may require a Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Dividends and interest received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, many foreign countries do not impose taxes on capital gains with respect to investments by non-resident investors.

The Funds may invest in convertible debt securities, which may be denominated in U.S. dollars, local or other currencies. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose a Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Risks of Fixed-Income Securities

All fixed-income securities are subject to three primary types of risks: credit risk, currency risk and interest rate risk. The credit risk relates to the ability and willingness of the issuer to meet interest or principal payments or both as they come due. The currency risk results from fluctuations in the currency denomination of a bond in relation to other currencies. The interest rate risk refers to the fluctuations in the net asset value (“NAV”) of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

In an international bond portfolio, the interest rate risk of a security is primarily linked to the interest rates of the currency of denomination of the security. For instance, U.S. dollar-denominated bonds of Asian companies would be primarily exposed to U.S. interest rate risk, rather than the interest rates of the home country of that company.

Analogously, local currency bonds of Asian companies would be primarily exposed to the interest rates of the country of the currency of denomination of the security, so an Indonesian rupiah-denominated bond, for instance, would be most sensitive to the interest rates of Indonesia.

Risks of Securities Rated Below Investment Grade

In this SAI, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by Matthews:

•	High quality

•	Investment grade

•	Below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix: Bond Ratings.” As noted in the Appendix, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P or Fitch. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, B- by S&P, or B- by Fitch, provided the Fund may purchase securities rated B.

Each Fund (except the Matthews Asian Growth and Income Fund, the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund) limits its investments in securities rated below investment grade (securities rated lower than BBB by S&P or Fitch, Baa or below by Moody’s or, if unrated, are of comparable quality in the judgment of Matthews) to no more than 15% of its total assets. Securities rated lower than BBB by S&P or Fitch, or Baa by Moody’s are considered to have speculative characteristics. Debt securities rated below investment grade, commonly referred to as “junk bonds,” are considered to be of poor standing and have speculative characteristics that result in a greater risk of loss of principal and interest. There can be no assurance that the Funds would be protected from widespread bond defaults brought about by a sustained economic downturn or other market and interest rate changes.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low and medium-rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity (liquidity refers to the ease or difficulty which a Fund could sell a security at its perceived value) of lower-rated securities held by a Fund, especially in a thinly-traded foreign market.

To the extent that an established secondary market does not exist and a particular lower-rated debt security is thinly-traded, that security’s fair value may be difficult to determine because of the absence of reliable objective data. As a result, a Fund’s valuation of the security and the price it could obtain upon its disposition could differ.

The credit ratings of S&P, Fitch and Moody’s are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, Matthews may perform its own analysis of issuers. Matthews’ analysis of issuers may be based on various factors, including, without limitation, historic and current financial conditions and current and anticipated cash flows. Such analysis is used by Matthews only for purposes of making an investment decision for the Funds, and Matthews makes no representation or guarantee as to the credit quality of a security in performing such analysis.

PARTICIPATION ON CREDITOR COMMITTEES: The Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund may invest in debt that is subject to defaults and workouts. Representatives of the Matthews Asia Strategic Income Fund, Matthews Asia Credit Opportunities Fund or Matthews may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund. Such participation may subject the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund to expenses such as legal fees and may make the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund on such committees also may expose the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund will participate on such committees only when Matthews believes that such participation is necessary or desirable to enforce the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s rights as a creditor or to protect the value of securities held by the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund.

Risks of Asset-Backed Securities

The Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund.

Asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The overall credit quality of a securitized instrument depends primarily on the quality of the pools’ underlying assets. Similarly, the risk of default on an asset-backed security depends on the aggregate performance of the pool, not on any individual borrower’s ability or willingness to re-pay a loan. The market for asset-backed securities in most Asian countries is relatively new. Accordingly, historical information regarding pre-payment rates, default rates, and the performance of these securities generally may be unavailable or insufficient to assess credit quality and the other risks discussed in this section. Furthermore, while some asset-backed securities may be rated by an independent rating agency, such ratings may not provide sufficient or accurate information about the ultimate performance of asset-backed securities.

The degree of seniority and subordination of the particular asset-backed security will also impact its performance and market value.

The principal on asset-backed securities may be prepaid at any time. When interest rates fall, the rate of prepayments tends to increase. Prepayments could reduce yield and market value of a security, and reduce the average maturity of, and the value of an investment in, the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund. Conversely, when interest rates rise, prepayments typically decrease. When pools of assets (i.e., asset-backed securities) are pre-paid at a slower rate than expected, the average maturity of the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s portfolio may increase. This effect is referred to as “extension risk.” When pre-payments decelerate, the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund may be unable to sell asset-backed securities (or be forced to sell them at reduced market values), rendering the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund unable to capitalize on asset-backed (or other) securities paying higher interest rates. Extension risk tends to make the market price of asset-backed securities, and other callable debt securities more volatile. Extension risk is primarily associated with mortgage-backed securities, but may affect all asset-backed securities.

Asset-backed securities involve certain risks, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

The markets for asset-backed securities in Asia are relatively new. These markets may lack transparency, efficient price mechanisms and secondary market liquidity. The value of the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund assets may be adversely affected by changes in legal and regulatory standards and inadequate investor protection (including insufficient recognition of the rights of beneficial owners). Accounting and disclosure standards applied to asset-backed securities may provide less transparency and disclosure than would be available for such instruments in more developed markets. Asian asset-backed securities markets may be thinly traded and provide less liquidity, especially in at times of economic or financial stress.

Cyber Security Risks

Information and technology systems relied upon by the Funds, Matthews, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which the Funds invest may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although Matthews has implemented measures to manage risks relating to these types of events, systems failures may still occur from time to time. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, Matthews, the Funds’ service providers and/or issuers of securities in which the Funds invest and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of a Fund, Matthews, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Risks of Investing in Foreign Countries

The Matthews Asia Value Fund, Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews Asia Focus Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia ESG Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund, Matthews Asia Innovators Fund, Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund may invest in companies from different countries. In addition, each of these Funds may invest up to 20% of its total assets in securities located outside of Asia or the Asia Pacific region. The Matthews India, Matthews Japan and Matthews Korea Funds may each invest up to 20% of its total assets in securities located outside of India, Japan and South Korea, respectively; the Matthews China, Matthews China Dividend and Matthews China Small Companies Funds may each invest up to 20% of its total assets in securities located outside of China. The Matthews Asia Strategic Income Fund may invest up to 50% of its total assets in securities of issuers from a single country, and up to 25% of its total assets in the securities issued by one Asian government. The Matthews Asia Credit Opportunities Fund may invest 25% or more of its total assets in securities of issuers from a single country, and up to 25% of its total assets in the securities issued by one Asian government. Such investments by the Funds may be in the securities of companies from any country, including, without limitation, the United States. Each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies.

The Matthews India Fund, Matthews Japan Fund and Matthews Korea Fund concentrate their investments, respectively, in securities of Indian, Japanese or South Korean companies; and the Matthews China Fund, Matthews China Dividend Fund and Matthews China Small Companies Fund concentrate their investments in securities of Chinese companies. Consequently, the share price of each of these Funds may be more volatile, and more affected by political, economic and other events in the country in which they invest than that of mutual funds that are not as geographically concentrated. An investment in any of these Funds should not be considered a complete investment program, but may be used to help diversify a portfolio. Information regarding the risks associated with investing in China (including Hong Kong) and Taiwan, India, Japan and South Korea is included in the Prospectus and is set forth below.

Risks Associated with China

The Funds may hold securities listed on the Shanghai or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes: A shares, which are mostly limited to domestic investors (“China A Shares,” as described further below under “Risks Associated with Investing In China A Shares”), and B shares, which are allocated for both international and domestic investors. Currently, the Funds’ exposure to securities listed on either the Shanghai or Shenzhen exchanges is largely through the B shares. However, the Funds may hold smaller amounts of A shares through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (each a “Stock Connect” and together the “Stock Connects”) or through Matthews’ Qualified Foreign Institutional Investor (“QFII”) Quota.

The Stock Connects and Matthews’ QFII Quota are described in more detail under “Risks Associated With Investing In China A Shares,” below. In addition to these A shares and B shares, the Funds may also invest in Hong Kong listed H shares, Hong Kong listed Red Chips (which are companies owned by mainland China enterprises, but listed in Hong Kong) and companies with a significant amount of their revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

In addition to the risks of investing in securities of Chinese issuers described in the Prospectus, it is important to understand that significant portions of the Chinese securities markets may become rapidly illiquid, as the Chinese regulatory authorities and Chinese issuers have the ability to suspend the trading of equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. The liquidity of a suspended security may be significantly impaired, and may be more difficult to value accurately. Illiquidity of a Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.

Risks Associated with Taiwan

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in both China and Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of a Fund’s investments in both countries, and in other countries in the region.

Taiwan has in the past shown an ability to prosper in a competitive environment on the strength of product quality, efficiency and responsiveness to market demand. This ability will continue to be tested in the future as, in addition to certain protectionist threats, Taiwan’s export economy faces competition from producers in other countries with lower wage levels than those generally prevailing in Taiwan. Skilled workers and technical personnel are still relatively inexpensive in Taiwan, but unskilled labor is increasingly in short supply. Recognizing the imperatives of the more competitive Asian economy, the Taiwanese government is seeking to develop Taiwan into a regional hub for high-end manufacturing, sea and air transportation, finance, telecommunications and media. Taiwan is seeking to develop further as a service-oriented economy rather than a labor-intensive, manufacturing-oriented one. One result of the movement of industrial capacity offshore has been the reduction of the labor shortage in manufacturing.

Risks Associated with India

The Indian government has exercised, and continues to exercise, significant influence over many aspects of the Indian economy. Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In addition, the availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. In India, only certain foreign entities are permitted to invest in exchange-traded securities, subject to the conditions specified in Indian guidelines and regulations. The Trust was initially required to register with the Securities and Exchange Board of India (“SEBI”) and the Reserve Bank of India as a Foreign Institutional Investor (“FII”) to receive permission to trade in Indian securities. In 2014, SEBI issued new Foreign Portfolio Investor (“FPI”) regulations (the “Guidelines”), replacing the regulations relating to FII investment. As with the prior FII regulations, the Guidelines require SEBI to review the professional experience and reputation of the FPI, and custodian arrangements for Indian securities. Although the Trust has transitioned its status as a registered FII to a registered FPI, it must still seek renewal of this status periodically. There can be no guarantee that regulatory approval will be granted to continue the Trust’s FPI status. FPIs are required to observe certain investment restrictions, including limiting the aggregate ownership of any one company by an FPI and its investors to less than 10 percent of the company’s total issued share capital. In addition, the shareholdings of all registered FPIs may not exceed 24% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted, subject to that company’s approval. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment or withholding of applicable Indian taxes. Please see “Other Foreign Tax Issues.” There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Funds to reach their investment objectives or repatriate their income, gains and initial capital from India.

A high proportion of the shares of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by a Fund. In addition, further issuances (or the perception that such issuances may occur) of securities by Indian issuers in which a Fund has invested could dilute the earnings per share of that Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, a Fund’s investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may also affect a Fund’s ability to acquire or dispose of securities at the price and time that it desires.

Certain sectors, such as telecommunications or banking, have restrictions that limit foreign investment above a specified percentage (or require regulatory approval to exceed that percentage). In addition, Indian takeover regulations contain certain provisions that may delay, deter, or prevent a future takeover or change in control of Indian companies. Those regulations may discourage or prevent a third-party from acquiring control of an Indian company, even if a change in control would result in the purchase of equity shares of such company at a premium to the market price or would otherwise be beneficial to a Fund. Certain reports also are required to be made upon reaching the specified levels under the Indian takeover regulations. Because FPIs are required to report the acquisition or divestment of shares of Indian companies with Indian regulators upon crossing certain thresholds, a Fund may be required to submit reports in accordance with applicable laws.

The ability of the Funds to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from their investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999, and the rules, regulations and notifications issued thereunder. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Funds to repatriate their income and capital. Such conditions or modifications may prompt the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) to suspend redemptions of a Fund’s shares for up to the period allowed by the 1940 Act, which is seven days, except in certain limited circumstances. If for any reason a Fund is unable, through borrowing or otherwise, to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes, without regard to the deduction for dividends paid) within the applicable time periods, a Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code.

Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy. Escalating tensions between India and Pakistan could impact the broader region. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. Recent attacks by terrorists believed to be based in Pakistan against India have further damaged relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and, consequently, adversely affect a Fund’s investments.

Risks Associated with Japan

The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Risks Associated with South Korea

The South Korean government has historically imposed significant restrictions and controls on foreign investors. As a result, the Funds may be limited in their investments or precluded from investing in certain South Korean companies, which may adversely affect the performance of the Funds. Under current regulations, foreign investors are allowed to invest in almost all shares listed on the South Korean Stock Exchange (“KSE”). From time to time, many of the securities trade among non-South Korean residents at a premium over the market price. Foreign investors may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in South Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that the Funds, if they purchase such shares at a premium, will be able to realize such premiums on the sale of such shares or that such premium will not be reduced or eliminated by changes in regulations or otherwise. Such securities will be valued at fair value as determined in good faith by the Funds’ Valuation Committee under the supervision of the Board of Trustees.

Investments by the Funds in the securities of South Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in South Korea, and changes in South Korean law or regulations. In addition, there is the possibility of the imposition of currency-exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the South Korean securities held by the Funds. Political instability and/or military conflict involving North Korea may adversely affect the value of the Funds’ assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. There may be less publicly available information about a South Korean company than about a U.S. company. Brokers in South Korea may not be as well capitalized as those in the U.S., so that they may be more susceptible to financial failure in times of market, political or economic stress. Additionally, South Korean accounting, auditing and financial reporting standards and requirements differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a South Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could adversely affect investments in South Korea.

The Funds do not intend to engage in activities that they believe would create a permanent establishment in South Korea within the meaning of the South Korea-U.S. Tax Treaty. Therefore, the Funds generally should not be subject to any South Korean income taxes other than South Korean withholding taxes. Exemption or reductions in these taxes apply if the South Korea-U.S. Tax Treaty applies to the Funds. If the treaty provisions are not, or cease to be, applicable to the Funds, significant additional withholding or other taxes could apply, reducing the NAVs of the Funds.

Risks Associated with Other Countries

The Funds may invest, and the Matthews Emerging Asia Fund will invest, a substantial portion of its total net assets, in various other countries in the Asia Pacific region, including Australia, Bangladesh, Cambodia, Indonesia, Kazakhstan, Laos, Malaysia, Mongolia, Myanmar, New Zealand, Pakistan, Papua New Guinea, Philippines, and Sri Lanka. Information regarding the risks associated with investing in some of these countries is included in the Prospectus, and additional information regarding the risks of investing in some of these countries is set forth below.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. The Vietnamese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government and bureaucratic actions have a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises. To date, economic, political and legal reform has proceeded at a slow pace, and foreign direct investment remains at a developmental stage. Currently, employees and management boards hold a majority of the equity of most privatized enterprises. In addition, the government of Vietnam continues to hold, on average, more than one-third of the equity in such firms. Only a small percentage of the shares of privatized companies are held by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies. Vietnamese authorities have in the past imposed arbitrary repatriation taxes on foreign owners, and the government may levy withholding and other taxes on dividends, interest and gains. There can be no guarantee that Vietnam’s privatization process, or its efforts to reform its economic, political or legal systems will continue.

Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies), which may result in a fund being unable to repatriate proceeds from the sales of Vietnamese holdings. Business and overseas investment patterns may exacerbate currency conversion and repatriation at certain times of the year. The Funds may attempt to repatriate from the Vietnamese Dong using a third currency (e.g., Hong Kong Dollar or Euro), which could expose the Funds to risks associated with that currency and additional costs. Perhaps to a greater extent than markets in other emerging market countries, Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Adverse developments can result in substantial declines in the value of investments. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Such instability has and may erupt again into wide-scale disorder. Social and political instability may also result in increased levels of terrorism, prolonged economic disruption and may discourage foreign investment.

Ongoing border disputes with India may result in armed conflict between the two nations, both of which possess nuclear capabilities. Even in the absence of armed conflict, the lingering threat of war with India may depress economic growth and investment in Pakistan. Additionally, Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of foreign aid, loans and debt forgiveness. Such international support, however, may be significantly reduced or terminated in response to changes in the political leadership of Pakistan.

Pakistan faces a wide range of other economic problems and risks. Pakistan has undertaken a privatization initiative, but with continued opposition to such efforts, there is substantial uncertainty over whether privatization will continue and whether existing efforts will be reversed. Pakistan is subject to substantial natural resource constraints, which both hamper development and make Pakistan’s economy vulnerable to price fluctuations in these resources. Pakistan maintains large budgetary and current account deficits. The resulting high levels of national debt may not be sustainable. Pakistan also maintains a trade deficit, which could be worsened if relations with the United States, the largest market for Pakistani exports, deteriorate. The rights of investors and other property owners in Pakistan are subject to protection by a developing judicial system that is widely perceived as lacking transparency. Inflation threatens long-term economic growth and may deter foreign investment in the country. Government leaders have previously adopted policies that increased legal and economic uncertainty and inhibited foreign investment and may do so in the future.

Kazakhstan. Kazakhstan is an ethnically diverse republic with authoritarian presidential rule located in a strategic position between Asia and Europe. Kazakhstan has a resource-based economy heavily dependent on the export of natural resources, and accordingly, fluctuations in certain commodity markets or sustained low prices for Kazakh exports could adversely affect Kazakhstan’s economy. Additionally, rising commodities prices create inflationary pressures from strong currency inflows. Kazakhstan has pursued economic reform and liberalization of many economic areas, but there is no guarantee that the government will not become directly involved in aspects of the economy in the future. The banking system is a significant weak point in the Kazakh economy because the solvency of banks is at risk from a high proportion of non-performing loans.

Additional Investment Strategies

Except as otherwise stated, the following strategies and specific types of investments are not the principal investment strategies of the Funds, but are reserved by Matthews for its use in the event that Matthews deems it appropriate to do so to achieve the Funds’ fundamental investment objectives.

1. Loans of Portfolio Securities

The Funds may lend portfolio securities to broker-dealers and financial institutions. In return, the broker-dealers and financial institutions pay the Funds money to borrow these securities. The Funds may lend portfolio securities, provided that: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by a Fund will not at any time exceed 33% of the total assets of that Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by Matthews, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will receive proceeds from the investment of the collateral. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by Matthews to be creditworthy, and when, in the judgment of Matthews, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, a Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote, as determined by Matthews.

Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.

2. Repurchase Agreements

The Funds may enter into repurchase agreements to earn income. The Funds may also enter into repurchase agreements with financial institutions that are deemed to be creditworthy by Matthews, pursuant to guidelines established by the Board of Trustees. The repurchase price under the agreements equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be collateralized loans by the Funds under the 1940 Act.

Any collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Funds must treat each counterparty to a repurchase agreement as an issuer of a security for tax diversification purposes and not treat the agreement as cash, a cash equivalent or receivable.

The financial institutions with which the Matthews Asia Funds may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by Matthews. Matthews will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. Funds will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

The Funds may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Funds, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

3. Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase the securities at an agreed upon price, date and rate of interest. The repurchase price under the agreements equals the price paid by a counterparty plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, each Fund will maintain in a segregated account an amount of cash, U.S. government securities or other liquid, high-grade debt securities at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities a Fund is obligated to repurchase.

4. Securities of Other Investment Companies

The Funds may invest in the securities of other investment companies and currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of any of the individual Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of a Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the respective Fund.

As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

5. Illiquid Securities

Illiquid securities are securities that cannot be disposed of at approximately the price at which they are valued by a Fund within seven days of wanting to do so. The Board of Trustees has delegated the function of making day-to-day determinations of whether a security is liquid or not to Matthews, pursuant to guidelines established by the Board of Trustees and subject to its quarterly review. Matthews will monitor the liquidity of securities held by the Funds and report periodically on such decisions to the Board of Trustees.

Each Fund may invest no more than 15% of its net assets in illiquid securities. A Fund may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and that can be expected to be sold immediately. The sale price of a security that is not readily marketable may be lower or higher than a Fund’s most recent estimate of its fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities that are not readily marketable are more likely to be issued by a start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well established companies.

6. Rule 144A Securities (Restricted Securities)

Securities which are not registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 144A of the U.S. Securities Act of 1933, as amended (the “1933 Act”), are only traded among institutional investors. These securities are sometimes called “Restricted Securities” because they are restricted from being sold to the general public because they are not registered with the SEC.

Some of these securities are also illiquid because they cannot be sold at approximately the price at which they are valued by a Fund within seven days of wanting to do so. The 15% limit on illiquid securities discussed previously does not include any restricted securities that have been determined to be liquid by the Board of Trustees.

7. Convertible Securities

Each Fund may purchase convertible securities. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities often receives interest or dividends until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

8. Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

The Funds may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed-delivery basis. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Funds’ average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward commitment basis, the Funds’ custodian will maintain in a segregated account: cash, U.S. government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if Matthews deems it appropriate to do so.

9. Short-Selling

In markets where it is permitted to do so, the Funds may make short sales. A short sale occurs when a Fund borrows stock (usually from a broker) and promises to give it back at some date in the future and then sells the borrowed shares. If the market price of that stock goes down, the Fund buys the stock at a lower price so that it can pay back the broker for the stock borrowed. The difference between the prices of the stock when borrowed, and when later purchased, is a profit. The profit is reduced by a fee paid to the broker for borrowing the stock.

A Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The amount of any loss will be increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund’s net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or securities required to be deposited in a collateral account with the broker in connection with the short sale (excluding the proceeds of the short sale).

This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it, plus the collateral held for the broker (excluding the proceeds of the short sale), be less than the current market value of the securities sold short.

10. Interest Rate Futures Contracts

The Funds may enter into contracts for the future delivery of fixed-income securities commonly referred to as “interest rate futures contracts.” These futures contracts will be used only as a hedge against anticipated interest rate changes. A Fund will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of that Fund’s total assets will be committed to margin. The principal risks related to the use of such instruments are: (1) the offsetting correlation between movements in the market price of the portfolio investments being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements.

11. Futures Transactions

The Funds may engage in futures transactions for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions or by making or receiving a cash payment. The Funds may invest in futures transactions for hedging purposes or to maintain liquidity. A Fund may not purchase or sell a futures contract, however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

At maturity, a futures contract obligates the Funds to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Funds may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges, and trading are regulated under the Commodity Exchange Act of 1936, as amended (the “CEA”), by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency. The Funds will use futures contracts and options on futures contracts in accordance with the applicable rules of the CFTC under which the Trust avoids being deemed a “commodity pool operator” and Matthews being deemed a “commodity trading adviser.” Because of these plans, the Trust has claimed the applicable exemption under CFTC rules and is not registered or regulated as a commodity pool operator.

The Funds may enter into such futures transactions to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Funds are temporarily not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Funds may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, each Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and that have the same exercise price and expiration date. The ability to establish and close out positions on options is subject to the maintenance of a liquid secondary market, which cannot be assured.

The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Funds may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Funds intend to purchase. Similarly, if the market is expected to decline, the Funds might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund’s position in a futures contract or option thereon, the Funds will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

a. Restrictions on the Use of Futures Contracts

Each Fund may enter into futures contracts provided that such obligations (calculated on a net rather than a gross or notional basis) represent no more than 20% of the Fund’s net assets. Under the CEA, each Fund may invest in futures contracts, options on future contracts and certain swap agreements (i) for bona fide hedging purposes within the meaning of regulations under the CEA, or (ii) for other than bona fide hedging purposes if (1) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of a Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts. For futures contracts that provide for cash settlement rather than delivery of securities, the amount of assets a Fund will set aside or segregate would be based on the cash value needed to settle the position rather than the notional or reference value of the contract.

b. Risk Factors of Futures Transactions

The primary risks associated with the use of futures contracts and options (commonly referred to as “derivatives”) are: (i) imperfect correlation between the change in market value of the securities held by the Funds and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) Matthews’ ability to predict correctly the direction of security prices, interest rates and other economic factors.

12. Foreign Currency Transactions

The Funds may engage in foreign currency transactions in connection with their investments in foreign securities. The Funds will conduct any foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. A forward contract generally has no deposit requirement, and because forward currency contracts are usually entered into on a principal basis, no fees or commissions are charged at any stage for trades. However, dealers do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Funds may also (but are not required to) hedge their foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

Each Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where Matthews believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Funds are denominated (“cross-hedge”). The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Funds might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain. The Funds may also enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency.

When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

Each Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the SEC. If the contract provides for cash settlement rather than delivery of the stated or notional amount of foreign currency, then the Fund would segregate liquid assets based on the cash value needed to settle the position.

Each Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (i) the consummation of the contracts would not obligate the Funds to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (i) above, as marked-to-market daily.

Each Fund may also (but is not required to) use options and futures on foreign currencies, in addition to forward currency contracts, to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. While hedging may limit the potential loss to a Fund from adverse currency movements, Matthews’ ability to anticipate changes in the price of foreign currencies is limited and any hedging may limit the potential gain from positive currency movements or otherwise result in losses. Such hedges do not protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the inter-bank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Funds could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Funds might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Funds may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which Matthews believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay fees, taxes and charges associated with such delivery assessed in the issuing country.

13. Options

Each Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

a. Writing Call Options

Each Fund may write covered call options from time to time on portions of its portfolio, without limit, as Matthews determines is appropriate in pursuing that Fund’s investment goals. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

The Funds will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.

For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written. Here the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in liquid assets in a segregated account with its custodian.

A Fund’s obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Funds may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

b. Writing Put Options

Each Fund may write put options. The Funds will write put options only if they are “secured” at all times by liquid assets maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period. Secured put options will generally be written in circumstances where Matthews wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. With regard to the writing of put options, a Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

c. Purchasing Call Options

Each Fund may purchase call options to the extent that premiums paid by that Fund do not aggregate more than 10% of its total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with such transactions.

The Funds may, following the purchase of a call option, liquidate their position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which event the Funds would realize a capital loss which will be short-term unless the option was held for more than one year.

d. Purchasing Put Options

Each Fund may invest up to 10% of its total assets in the purchase of put options. Each Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create a short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. Each Fund may purchase put options (i) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”); and (ii) for other reasons. A Fund may sell a put option that it had previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Funds may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

14. Swaps

The Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund may enter into various swap agreements, including (but not limited to) credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund than if it had invested directly in an instrument that yielded that desired return. The swaps that these Funds use often will be swap agreements that are not centrally cleared and traded. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard over-the-counter or uncleared “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Interest rate swaps can also effectively swap exposure to a fixed interest rate for exposure to a floating interest rate, or the reverse of that.

Most swap agreements entered into by the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a designated account consisting of assets determined to be liquid by Matthews in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s portfolio. Obligations under swap agreements so covered will not be characterized as “senior securities” for purposes of the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s investment restriction concerning senior securities, based on current interpretive guidance from the staff of the SEC. That treatment could change at some point if the SEC were to adopt a rule further regulating the use of derivatives by mutual funds, such as Rule 18f-4 that was proposed by the SEC in December 2015. Swap agreements are subject to the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s overall limit that no more than 15% of net assets may be invested in illiquid securities, although a swap agreement may be deemed to be liquid pursuant to policies approved by the Board of Trustees. The Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s assets at time of purchase. The limits on the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s investments in futures contracts as described in item 11 above may also have the effect of limiting the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s investments in certain swap agreements. The Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund do not currently write any credit default swaps. In early 2012, the CFTC adopted a final rule that limits the Funds’ ability to use certain derivatives, including interest rate swaps, credit default swaps and options or swaptions, in reliance on certain CFTC exemptions. If a Fund could not satisfy the requirements for that amended exemption, the investment strategy, disclosure and operations of the Fund would need to be modified to the extent needed to comply with all applicable regulations governing commodity pools.

Whether the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s use of swap agreements will be successful in furthering their investment objectives will depend on Matthews’ ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Whether a particular swap is liquid is assessed on a case by case basis under guidelines and standards established by the Board of Trustees. Moreover, the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund bears the risk of loss of the amount expected to be received under an uncleared swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund will enter into uncleared swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Matthews Asia Strategic Income Fund or Matthews Asia Credit Opportunities Fund by the Code may limit the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s ability to use swap agreements. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. There can be no assurance that the Matthews Asia Strategic Income Fund’s or Matthews Asia Credit Opportunities Fund’s use of swap agreements will assist them in meeting their investment objectives.

15. Real Estate Investment Trusts

Certain of the Funds may make debt or equity investments in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from equity investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with real estate investments generally, including economic downturns that have an adverse effect on real estate markets. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The affairs of REITs are managed by the REIT’s sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT’s sponsor. REITs are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are also subject to interest rate risks. If a Fund makes an equity investment in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

16. Risks Associated With Investing In China A Shares

China A Share Market Risk

Investments in China and more specifically, investments in securities of the Chinese domestic securities market listed and traded on China’s domestic stock exchanges (including China A Shares) are currently subject to certain additional risks. Purchase and ownership of China A Shares is generally restricted to Chinese investors and may only be accessible to foreign investors under certain regulatory frameworks as described herein. China A Shares may only be bought from, or sold to, a Fund from time to time where the relevant China A Shares may be sold or purchased on the Shanghai Stock Exchange or the Shenzhen Stock Exchange, as appropriate. The existence of a liquid trading market for China A Shares may depend on whether there is supply of, and demand for, China A Shares. Investors should note that the Shanghai Stock Exchange and Shenzhen Stock Exchange on which China A Shares are traded (collectively, the “China A Shares Markets”) are undergoing development and the market capitalization of, and trading volumes on, those exchanges may be lower than those in more developed financial markets. Market volatility and settlement difficulties in the China A Shares Markets may result in significant fluctuation in the prices of the securities traded on such markets and thereby changes in the Net Asset Value of a Fund. The China A Shares Markets are considered volatile and unstable (with the risk of suspension of a particular stock or government intervention).

China QFII Investment Risk

Part of the assets of certain Funds may be invested in China A Shares through the use of a Qualified Foreign Institutional Investor (“QFII”) license. Under the prevailing regulations in China, foreign investors can invest in China A Shares pursuant to the applicable QFII rules and regulations (“QFII Eligible Securities”) through institutions that have obtained QFII status in China. The Funds themselves are not QFIIs, but may invest directly in QFII Eligible Securities via the QFII status of an entity having QFII status. Matthews has been granted QFII status and a QFII investment quota (the “QFII Quota”) through which a Fund will be able to invest in QFII Eligible Securities.

A Fund’s ability to make the relevant investment to fully implement or pursue its investment objective or strategy is subject to the applicable laws, rules and regulations (including restrictions on investments and repatriation of principal and profits) in China, which are subject to change and such change may have potential retrospective effect.

There are rules and restrictions under current QFII regulations including rules on remittance of principal, investment restrictions, lock-up periods, and repatriation of principal and profits. Due to Chinese legal restrictions on repatriation of assets, proceeds from sales of China A Shares cannot be immediately received by a Fund. QFII restrictions on repatriations may apply to the QFII Quota granted to the Investment Manager as the QFII as a whole and may not simply apply to investments made by the Fund. The capacity of the Fund to make investments in QFII Eligible Securities and the ability to repatriate funds may be thus adversely affected by the investments, performance and/or repatriation of funds invested by other client accounts or open-ended funds managed by Matthews utilizing its QFII Quota or by Matthews itself.

The QFII status of Matthews could be revoked, in particular because of material violations of rules and regulations by Matthews. If Matthews loses its QFII status, the Funds may not be able to invest directly in QFII Eligible Securities and may be required to dispose of their holdings, which would likely have a material adverse effect on the Funds.

As the QFII, Matthews will be responsible for ensuring that all transactions and dealings by a Fund in China A Shares will comply with the Fund’s investment policies as well as the relevant laws and regulations applicable to Matthews as QFII. If any conflicts of interest arise, Matthews will seek to ensure that each Fund is managed in the best interests of the shareholders of that Fund.

The QFII Quota is granted to Matthews as a whole and not simply to investments made by a particular Fund. There can be no assurance that the QFII will be able to allocate a sufficient portion of its QFII Quota to meet all desired investments by a Fund in China A Shares, or that redemption requests can be processed in a timely manner due to adverse changes in relevant laws or regulations, including changes in QFII repatriation restrictions.

In extreme circumstances, a Fund may incur significant loss if there is insufficient QFII Quota allocated for the Fund to make investments, if the approval of the Investment Manager as QFII is revoked/terminated or otherwise invalidated as the Fund may be prohibited from trading of relevant securities and repatriating of the Fund’s monies, or if any of the key operators or parties (including the QFII custodian/brokers) is bankrupt/in default and/or is disqualified from performing its obligations (including execution or settlement of any transaction or transfer of monies or securities).

Risks Associated with Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect

A Fund may invest and have direct access to certain eligible China A Shares via the Stock Connects upon approval by the relevant regulatory authority. The Shanghai-Hong Kong Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), Shanghai Stock Exchange (“SSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”). The Shenzhen-Hong Kong Stock Connect is a securities trading and clearing linked program developed by HKEx, Shenzhen Stock Exchange (“SZSE”) and ChinaClear. The aim of each Stock Connect is to achieve mutual stock market access between mainland China and Hong Kong.

Under both Stock Connects, overseas investors (including the Funds) may be allowed, subject to rules and regulations issued and amended from time to time, to trade certain China A Shares listed on either the SSE or SZSE through the relevant “Northbound Trading Link.” At this time, the China A Shares available via the Stock Connects include all the constituent stocks of the SSE 180 Index, SSE 380 Index, SZSE Component Index, SZSE Small/Mid Cap Innovation Index, and all the China A Shares listed on the SSE or SZSE that have corresponding H Shares listed on the Stock Exchange of Hong Kong Limited (“SEHK”). The list of eligible securities may be changed and, subject to the review and approval by the relevant Chinese regulators from time to time, the Funds may invest in any security made available through the Stock Connects.

Hong Kong and overseas investors (including the Funds) may only trade and settle SSE securities and SZSE securities in RMB.

Further information about the Stock Connects is available online at the website: http://www.hkex.com.hk/eng/market/sec_tradinfra/chinaconnect/chinaconnect.htm.

a.	Quota Limitations Risk

Each of the Stock Connects is subject to a daily quota. If the daily quota is exceeded, further buy orders will be rejected. The daily quota is not particular to either the Funds or Matthews; instead, it applies to all market participants generally. Thus, Matthews will not be able to control the use or availability of the quota. If Matthews is unable to purchase additional Stock Connect securities, it may affect Matthews’ ability to implement the Funds’ respective investment strategies.

b.	Suspension Risk

The SEHK, SZSE and SSE reserve the right to suspend trading if necessary for ensuring an orderly and fair market and managing risks prudently which could adversely affect the relevant Funds’ ability to access the mainland China market.

c.	Differences in Trading Day

The Stock Connects only operate on days when both the mainland China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. So it is possible that there are occasions when it is a normal trading day for the mainland China market but Hong Kong and overseas investors (such as the Funds) cannot carry out any China A Shares trading because it is not a day when the Hong Kong market is open for trading. The Funds may be subject to the risk of price fluctuations in China A Shares during the time when the Stock Connects are not trading as a result.

d.	Clearing and Settlement and Custody Risks

The Hong Kong Securities Clearing Company Limited, a wholly-owned subsidiary of HKEx (“HKSCC”) and ChinaClear establish the clearing links and each is a participant of the other to facilitate clearing and settlement of cross-boundary trades. As the national central counterparty of China’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the China Securities Regulatory Commission (“CSRC”). The chances of a default by ChinaClear are considered to be remote.

Should the remote event of a ChinaClear default occur and ChinaClear be declared in default, HKSCC will in good faith, seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the relevant Fund(s) may suffer delay in the recovery process or may not be able to fully recover its losses from ChinaClear.

The China A Shares traded through the Stock Connects are issued without stock certificates. Hong Kong and overseas investors, such as a Fund, who have acquired SSE Securities and/or SZSE Securities through the Stock Connects, should maintain the SSE Securities and/or SZSE Securities with their brokers’ or custodians’ stock accounts with the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK.

e.	Operational Risk

Market participants are able to participate in the Stock Connects subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house.

It should be appreciated that the securities regimes and legal systems of the two markets differ significantly and market participants may need to address issues arising from the differences on an ongoing basis.

There is no assurance that the systems of the SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems failed to function properly, trading in both markets through the program could be disrupted. A Fund’s ability to access the China A Shares Market (and hence to pursue its investment strategy) will be adversely affected.

f.	Recalling Risk and Trading Restrictions

A stock may be recalled from the scope of eligible SSE Securities or SZSE Securities for trading via the Stock Connects for various reasons, and in such event the stock can be sold but is restricted from being bought. Matthews’ ability to implement a Fund’s investment strategies may be adversely affected.

g.	Nominee Arrangements in Holding China A Shares

HKSCC is the “nominee holder” of the securities acquired by overseas investors (including the relevant Funds) through the Stock Connects. The CSRC Stock Connect rules expressly provide that investors enjoy the rights and benefits of the securities acquired through the Stock Connects in accordance with applicable laws. However, how a beneficial owner of the relevant securities exercises and enforces its rights over such securities in the courts in China is yet to be tested. Even if the concept of beneficial ownership is recognized under Chinese law those securities may form part of the pool of assets of such nominee holder available for distribution to creditors of such nominee holder and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, a Fund and the Depositary cannot ensure that the Funds’ ownership of these securities or title thereto is assured in all circumstances. Under the rules of the Central Clearing and Settlement System operated by HKSCC for the clearing of securities listed or traded on SEHK, HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the SSE securities and/or SZSE securities in China or elsewhere. Therefore, although the relevant Funds’ ownership may be ultimately recognized, that Fund may suffer difficulties or delays in enforcing its rights in China.

To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, the Depositary and the Fund will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.

h.	Investor Compensation

Investments of a Fund through Northbound trading under the Stock Connects will not be covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong.

Since default matters in Northbound trading via the Stock Connects do not involve products listed or traded in SEHK or Hong Kong Futures Exchange Limited, they will not be covered by the Investor Compensation Fund. On the other hand, since a Fund is carrying out Northbound trading through securities brokers in Hong Kong but not mainland Chinese brokers, therefore it is not protected by the China Securities Investor Protection Fund in China.

i.	Trading Costs

In addition to paying trading fees and stamp duties in connection with trading China A Shares, a Fund may be subject to other fees and taxes arising from stock transfers which are determined by the relevant authorities.

j.	Regulatory Risk

Stock Connects are subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in mainland China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under the Stock Connects.

The relevant rules and regulations are untested so far and there is no certainty as to how they will be applied. Moreover, the rules and regulations are subject to change which may have potential retrospective effect. There can be no assurance that the Stock Connects will not be abolished. The relevant Funds that may invest in mainland China markets through the Stock Connects may be adversely affected as a result of such changes.

k.	Risks Associated with the Small and Medium Enterprise Board and/or ChiNext Market

Via the Shenzhen-Hong Kong Stock Connect, the Funds may access securities listed on the Small and Medium Enterprise (“SME”) board and the ChiNext market of the SZSE. Listed companies on the SME board and/or the ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity and have higher risks and turnover ratios than companies listed on the main board of the SZSE. Securities listed on the SME board and/or ChiNext may be overvalued and such exceptionally high valuation may not be sustainable. Stock prices may be more susceptible to manipulation due to fewer circulating shares. It may be more common and faster for companies listed on the SME board and/or ChiNext to delist. This may have an adverse impact on the Funds if the companies that they invest in are delisted. Also, the rules and regulations regarding companies listed on ChiNext market are less stringent in terms of profitability and share capital than those on the main board and SME board. Investments in the SME board and/or ChiNext market may result in significant losses for the Funds and their investors.

17. Responsible Investing (a principal investment strategy for the Matthews Asia ESG Fund)

In addition to traditional financial data, the Matthews Asia ESG Fund takes into consideration ESG factors that the portfolio managers believe help identify companies with superior business model.

There are no universally agreed upon objective standards for assessing ESG factors for companies. Rather, these factors tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. ESG factors can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors. For these reasons, ESG standards may be aspirational and tend to be stated broadly and applied flexibly. In addition, investors and others may disagree as to whether a certain company satisfies ESG standards given the absence of generally accepted criteria. Examples of environmental factors that may be considered include, without limitation, low environmental footprint, pollution alleviation, and resource management. Examples of social factors that may be considered include, without limitation, financial inclusion, affordable products and services, workplace diversity and employee welfare. Examples of governance factors that may be considered include, without limitation, board independence, stated sustainability policy, and alignment of interests of shareholders and management.

Businesses that meet one of more of the Matthews Asia ESG Fund’s ESG standards are generally businesses that currently engage in practices that have the effect of, or in the opinion of Matthews, have the potential of making human or business activity less destructive to the environment or businesses that promote positive social and economic developments. Matthews believes that such companies can have cost advantages, quality improvements and improved profitability as a result of their ESG business practices. Such companies may also gain increased consumer and employee loyalty as a result of growing preferences for environmentally and socially sustainable practices and may be less likely to be involved in lawsuits or governmental actions for regulatory violations. There can be no guarantee that a company that Matthews believes meets one or more of the Matthews Asia ESG Fund’s ESG standards will actually conduct its affairs in a manner that is less destructive to the environment, or that promotes positive social and economic developments.

Matthews uses strategic engagement and shareholder advocacy to encourage positive changes in ESG matters at its portfolio companies. For example, Matthews may engage in active dialogues with company management regarding ESG matters. Matthews will encourage better ESG disclosures, through such active dialogues, shareholder proposals or other means. Matthews will also be able to express its views on ESG issues through proxy voting at shareholder meetings of its portfolio companies.

Funds’ Policies

The policies set forth below are fundamental and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. A majority of the outstanding voting securities of a Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.

Except as otherwise set forth herein and in the Prospectus, each Fund may not:

1. Issue senior securities;

2. Borrow money, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of the Fund’s total net assets;

3. Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

4. Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund. This policy does not apply to Matthews Asia Innovators Fund, which concentrates its investments in the science and technology industries;

5. Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6. Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7. Change its diversification status under the 1940 Act;

8. Purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

9. Make investments in securities for the purpose of exercising control;

10. Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer. This policy does not apply to the Matthews Asia Small Companies, Matthews China Small Companies or Matthews Emerging Asia Funds; or

11. Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies. This policy does not apply to the Matthews Asia Value, Matthews Asia Dividend, Matthews China Dividend, Matthews Emerging Asia, Matthews India, Matthews Asia Small Companies, Matthews China Small Companies, Matthews Asia Strategic Income or Matthews Asia Credit Opportunities Funds.

For purposes of policy number 4 above, the meaning of science and technology industries is provided in the Prospectus for the Matthews Asia Innovators Fund. Also for purposes of policy number 4, Matthews will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other industries. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which a Fund may invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. Each Fund may also rely on third-party classification codes such as those provided by the U.S. Government (known as “SIC”), MSCI or GICS, Bloomberg, and FactSet.

Temporary Defensive Position

To the extent practicable and in light of economic and market conditions and a Fund’s cash needs, Matthews intends to be fully invested in the markets appropriate to each Fund’s investment objectives. When, in the opinion of Matthews, a temporary defensive position is warranted, the Funds are permitted to hold cash or invest temporarily and without limitation in U.S. government securities or money market instruments backed by U.S. government securities. The Funds’ investment objectives may not be achieved at such times when a temporary defensive position is taken.

Portfolio Turnover

Matthews buys and sells securities for the Funds whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Funds will not exceed 100%. High portfolio turnover rates will generally result in higher transaction costs to a Fund and also may result in a higher level of taxable gain for a shareholder. Portfolio turnover for the most recent fiscal periods of the Funds are set forth in the “FINANCIAL HIGHLIGHTS” tables in the Prospectus. Portfolio turnover rates may vary greatly from year to year as well as within a particular year.

Disclosure of Portfolio Holdings

In accordance with the Funds’ policies and procedures (the “Policies”), the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), is responsible for dissemination of information about the Funds’ portfolio holdings. The Funds, together with BNY Mellon and Matthews (the “Service Providers”), may disclose information concerning securities held in the Funds’ portfolios only under the following circumstances:

(i) Following the end of each fiscal quarter (generally within 60 days), each Fund’s full portfolio holdings will be made publicly available by the following means:

a. The Funds shall send shareholders portfolio holdings in the Funds’ annual and semi-annual reports, which are mailed to shareholders and posted on the Funds’ website.

b. BNY Mellon shall send portfolio holdings to nationally recognized rating agencies via electronic transmission.

(ii) The Funds will also release top ten holdings on a monthly basis via the Funds’ website and written communication within approximately 21 days of each month end;

(iii) Neither the Funds nor the Service Providers will disclose the Funds’ portfolio security holdings in advance of general release and without delay except to parties with which the Funds have ongoing arrangements to make this information available. Those parties receive such disclosure in connection with their day-to-day operations and management of the Funds and include the Funds’ custodian bank, Brown Brothers Harriman & Co.; Fund accountant, The Bank of New York Mellon; independent registered public accounting firm, PricewaterhouseCoopers LLP; pricing service providers, ICE Data Services and Thomson Reuters; and financial printer, Donnelley Financial Solutions. The Funds also disclose their portfolio security holdings to third parties in connection with their on-going efforts to analyze their trading activity, and in connection with their periodic reviews of the performance of existing fund agents and advisors or the retention of new agents and advisors. Specifically, these parties include Bloomberg Finance L.P., FactSet Research Systems Inc., and ACA Compliance Group. Neither the Funds nor Matthews receive any compensation or other consideration in connection with any of these disclosure arrangements. In addition, the Funds may make such disclosure on a confidential basis to selected third parties when the Funds have a legitimate business purpose for doing so, as authorized by an executive officer of the Funds or of Matthews. Examples of legitimate business purposes in which selective disclosure of the Funds’ portfolio securities may be appropriate include disclosure for due diligence purposes to an investment advisor that is in merger or acquisition talks with Matthews; disclosure to a newly hired investment advisor or sub-advisor prior to its commencing its duties; and disclosure to a rating or ranking organization. Currently the Funds have no such disclosure arrangements in place. Any party to which portfolio security holdings are disclosed in advance of general release must agree to keep that information confidential and to refrain from trading based on that information or otherwise be subject to similar confidentiality obligations.

As required by the federal securities laws, including the 1940 Act, the Funds will disclose their portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Form N-Q, Form N-CSR or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

In accordance with the Policies, third parties are required to keep confidential any information disclosed to them in accordance with the foregoing and no compensation may be received by the Funds, a Service Provider or any affiliate in connection with disclosure of such information. The Board of Trustees will oversee disclosure under the foregoing Policies by approval in advance of disclosures for legitimate business purposes and by regular review of reports on disclosures of the Funds’ portfolio holdings.

Certain Portfolio Managers may manage separate client accounts that have investment objectives, strategies and portfolio holdings that are substantially similar to or overlap with those of the Funds, and the separate account holdings that are disclosed to the client or others under the terms of the client’s investment management agreement could be similar or identical to a Fund’s holdings. As a result, it is possible that those clients may use such information for their own benefit, which could negatively impact the Funds’ execution of purchase and sale transactions for portfolio investments.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Funds, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Funds’ shareholders and Matthews or the Funds’ principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at its next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Funds to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Funds. However, there can be no assurance that the provisions of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

Management of the Funds

Board Leadership Structure and Risk Oversight.

The operations of the Funds are under the direction of the Board of Trustees. The Board establishes the Funds’ policies and oversees and reviews the management of the Funds. The Board meets regularly (i.e., at least quarterly) to review the investment performance of the Funds and other financial and operational matters, including policies and procedures with respect to compliance with regulatory and other requirements, as well as to review the activities of the Trust’s officers, who are responsible for the day-to-day operations of the Funds. The Board met 5 times during the fiscal year ended December 31, 2017.

The Board consists of eight Trustees, six of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and two of whom are “interested persons” of the Trust (the “Interested Trustees”). An Independent Trustee serves as Chairman of the Board. In addition, each of the three standing committees of the Board, to which the Board has delegated certain authority and supervisory responsibilities, is comprised exclusively of Independent Trustees. Those committees are the Audit Committee, the Governance Committee, and the Compliance Committee, whose responsibilities and activities are described below. As part of each regular Board meeting, the Independent Trustees meet separately from Matthews with their independent legal counsel and with the Trust’s CCO. The Board reviews its leadership structure periodically as part of its annual self-assessment process and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

The Funds have retained Matthews as the Funds’ investment adviser. Subject to the objectives and policies as the Board may determine, Matthews furnishes a continuing investment program for the Funds, makes investment decisions on their behalf, manages risks that arise from the Funds’ investments and operations, and provides administrative services to each Fund, all pursuant and subject to its investment advisory agreement, dated February 1, 2016 , most recently amended effective April 29, 2016, with the Trust, on behalf of the Funds (as amended from time to time, the “Advisory Agreement”). Employees of Matthews serve as the Trust’s officers, including the Trust’s President, Treasurer and CCO.

The Board oversees the services provided by Matthews, including certain risk management functions. Risk management is a broad concept that can cover many elements. The Board handles its review of different elements and types of risks in different ways. In the course of providing oversight, the Board and the Committees receive reports on the Funds’ activities, including regarding each Fund’s investment portfolio and the Funds’ financial accounting and reporting. The Board also meets periodically with the Trust’s CCO who reports on the compliance of the Funds with the federal securities laws and the Trust’s internal compliance policies and procedures. The CCO reports to the Board the CCO’s assessment of various compliance, legal and regulatory risks, as well as actions taken to address those risks where appropriate. The Audit Committee’s meetings with the Funds’ independent auditors also contribute to its oversight of certain internal control risks. In addition, the Board meets periodically with the Portfolio Managers of the Funds to receive reports regarding the management of the Funds, including certain investment and operational risks. Because the Board has delegated the day-to-day activities of the Funds to Matthews and other service providers, the risk management oversight provided by the Board can mitigate but not eliminate the identified risks. Not all risks that may affect a Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of a Fund or Matthews, its affiliates or other service providers.

Trustees and Officers.

The Trustees and executive officers of the Funds, their years of birth, business addresses, principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” refers to the eighteen Funds comprising the Trust. The address of each Trustee and executive officer of the Trust is Four Embarcadero Center, Suite 550, San Francisco, CA 94111.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES

Jonathan F. Zeschin Born 1953	Trustee and Chairman of the Board	Trustee since 2007 and Chairman of the Board since 2014	Partner (since 2009), Essential Investment Partners, LLC (investment advisory and wealth management).	18	Director (2013-2016), Matthews A Share Selections Fund, LLC (2 Portfolios); Trustee and Chairman of the Board, DCA Total Return Fund (2005–2011) (1 Portfolio).

Gale K. Caruso Born 1957	Trustee	Since 2015	Formerly President and Chief Executive Officer (1999–2003), Zurich Kemper Life (life insurance and annuities); Chairman, President and Chief Executive Officer (1994–1999), Scudder Canada Investor Services, Ltd. (investment management); Managing Director (1986–1999), Scudder Kemper Investments, Inc. (investment management).	18	Director (2015-2016), Matthews A Share Selections Fund, LLC (2 Portfolios); Trustee (since 2006), Pacific Select Funds (57 Portfolios) and Pacific Life Funds (39 Portfolios);
					Director (2005–2009), LandAmerica Financial Group, Inc.

Christopher F. Lee Born 1967	Trustee	Since 2015	Consultant and Associate Professor (since 2017), Hong Kong University of Science and Technology; Co-Founder and Director (since 2015), Star Magnolia Capital (investment management research and due diligence); Lecturer (part-time) (since 2013), The Chinese University of Hong Kong; Private Investor and Partner (since 2012), FAA Investments (financial holding company); Managing Director, Asia Region, and Head of Global Markets Investment Products & db-X (2010–2012), Deutsche Bank AG (financial services); Managing Director, Equity Risk Management Products, and Head of Intermediary Business
			(2002–2010), UBS AG (financial services); Vice President, Global Markets & Investment Bank (2000–2002), Vice President, International Private Clients Group (1997–2000), Associate, Debt and Equity Markets Group (1995-1997), Merrill Lynch & Co., Inc. (brokerage and investment management).	18	Director (2015-2016), Matthews A Share Selections Fund, LLC (2 Portfolios); Director (since 2013), Asian Master Funds (Australia) (1 Portfolio); Trustee (since 2013), African Wildlife Foundation; Trustee (2010-2016), Oakland Museum of California; Director (since 2017), Hong Kong Securities and Investment Institute.

Richard K. Lyons Born 1961	Trustee	Since 2010	Dean (since 2008), Haas School of Business, UC Berkeley; Chief Learning Officer (2006–2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005–2006), Haas School of Business, UC Berkeley.	18	Trustee (since 2018), Syntax Funds, LLC (investment company); Director (2013-2016), Matthews A Share Selections Fund, LLC (2 Portfolios); Trustee (2001–2006), Barclays Global Investor Fund Complex (15 Portfolios); Trustee
					(1999–2006), iShares, Inc. (24 Portfolios) and iShares Trust (over 70 Portfolios); Trustee (1994–2006) and Chairman of the Board (2000–2006), Matthews International Funds (9 Portfolios).

Rhoda Rossman Born 1958	Trustee	Since 2006	Vice President, Corporate Investment Officer (2007- 2010), Senior Vice President and Treasurer (2003-2007), The PMI Group, Inc. (mortgage insurer).	18	Director (2013-2016), Matthews A Share Selections Fund, LLC (2 Portfolios).

Toshi Shibano Born 1950	Trustee	Since 2003	Faculty (since 2000), General Electric’s John F. Welch Leadership Center (financial executive development programs); President (since 1995), Executive Financial Literacy, Inc. (financial executive development programs); Faculty Director and Executive Education Lecturer (1995-2016), Center for Executive Education, Haas School of Business, UC Berkeley; Adjunct Professor (2000–2011), Columbia Graduate School of Business; Associate Professor (2001-2005), Thunderbird School of Global Management; Visiting Assistant Professor (2000), Stanford Graduate School of Business; Assistant Professor (1995-2000), University of Chicago Graduate School of Business; Assistant Professor (1988-1995), Haas School of Business, UC Berkeley.	18	Director (2013-2016), Matthews A Share Selections Fund, LLC (2 Portfolios).

INTERESTED TRUSTEES

William J. Hackett[2] Born 1967	Trustee and President	Trustee since 2015 and President since 2008	Director (since 2015), Chief Executive Officer (since 2009), President (since 2008), and Secretary (2007-2016), Matthews (investment management); President (2013-2017), Matthews A Share Selections Fund, LLC (registered investment company); Manager (since 2010), Matthews Global Investors S.à r.l. (Luxembourg) (investment management); Director (since 2010), Matthews Global Investors (Hong Kong) Limited (investment management); Partner (2002–2007), Deloitte & Touche, LLP (accounting).	18	Director (2015-2017), Matthews A Share Selections Fund, LLC (2 Portfolios); Chairman (since 2010) Director (since 2009), Matthews Asia Funds SICAV (Luxembourg) (12 Portfolios); Director (since 2009), Matthews Asian Selections Funds, PLC (Ireland) (1 Portfolio).

G. Paul Matthews[2] Born 1956	Trustee	Since 2006	Director (since 1996), Senior Advisor (2016-2018), Managing Member (1996-2016), Portfolio Manager (1996–2012), Chairman (1996-2009), Chief Investment Officer (1991–2007), Matthews (investment management); President (1994–2007), Matthews International Funds (registered investment company).	18	Director (2013-2016), Matthews A Share Selections Fund, LLC (2 Portfolios); Director (since 2004), Matthews Asian Selections Funds PLC (Ireland) (1 Portfolio); Trustee
(2001–2004) and Trustee and Chairman of Board
(1994–1998), Matthews International Funds (7 Portfolios).

[1]	Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected.
[2]	Mr. Hackett is deemed an “interested person” of the Trust as defined under the 1940 Act because of his ownership interest in Matthews and the leadership position he holds with Matthews. Mr. Matthews is deemed an “interested person” of the Trust as defined under the 1940 Act because of his ownership interest in Matthews.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES[1]

Kenichi Amaki Born 1978	Vice President	Since 2015	Portfolio Manager (Since 2010), Research Analyst (2008-2010), Matthews (investment management).

Sunil Asnani Born 1975	Vice President	Since 2014	Portfolio Manager (Since 2010), Research Analyst (2008-2010), Matthews (investment management).

Robert Harvey Born 1970	Vice President	Since 2016	Portfolio Manager (Since 2013), Senior Research Analyst (2012-2013), Matthews (investment management); Senior Portfolio Manager (2009-2012), PXP Vietnam Asset Management (investment management).

Robert Horrocks Born 1968	Vice President	Since 2009	Chief Investment Officer (since 2009), Director of Research (2008-2009), Matthews (investment management); Head of Research (2006-2008), Mirae Asset Management (investment management); Chief Investment Officer (2003-2006), Everbright Pramerica (investment management).

Tiffany Hsiao, CFA Born 1979	Vice President	Since 2015	Portfolio Manager (since 2015), Senior Research Analyst (2014), Matthews (investment management); Research Analyst (2007-2013), Goldman Sachs Investment Partners (investment management).

Taizo Ishida Born 1957	Vice President	Since 2009	Portfolio Manager (since 2006), Matthews (investment management); Vice President and Portfolio Manager (2000-2006), Wellington Management Company (investment management).

J. David Kast Born 1966	Vice President	Since 2018	Global Head of Risk and Compliance (since 2017), Matthews (investment management); Managing Director (2009-2017), Goldman Sachs (investment management).

Teresa Kong, CFA Born 1972	Vice President	Since 2011	Portfolio Manager (since 2010), Matthews (investment management); Head of Emerging Market Investments (2006-2009), Barclays Global Investors (investment management).

Todd Lee Born 1968	Vice President	Since 2014	Assistant General Counsel (since 2016), Senior Counsel (2011-2015), Matthews (investment management); Vice President (2013-2017), Matthews A Share Selections Fund, LLC (registered investment company); Senior Counsel (2007-2011), SVB Financial Group (banking).

Kenneth Lowe, CFA Born 1984	Vice President	Since 2012	Portfolio Manager (since 2011), Research Analyst (2010-2011), Matthews (investment management); Investment Manager (2008-2010), Martin Currie Investment Management (investment management).

Shai Malka Born 1973	Treasurer	Since 2005	Vice President of Fund Accounting and Operations (since 2010), Senior Manager of Fund Accounting and Operations (2004-2009), Matthews (investment management); Treasurer (2013-2017), Matthews A Share Selections Fund, LLC (registered investment company).

Andrew Mattock, CFA Born 1975	Vice President	Since 2015	Portfolio Manager (since 2015), Matthews (investment management); Fund Manager (2000-2015), Henderson Global Investors (investment management).

John P. McGowan Born 1964	Vice President and Secretary	Since 2005	Head of Fund Administration (since 2009), Chief Administrative Officer (2007–2008), Chief Operating Officer (2004–2007), Matthews (investment management); Vice President and Secretary (2013-2017), Matthews A Share Selections Fund, LLC (registered investment company); Director (since 2010), Matthews Asia Funds SICAV (Luxembourg) (investments); Director (since 2010), Matthews Global Investors S.à r.l. (Luxembourg) (investment management); Director (since 2004), Matthews Asian Selections Funds, PLC (Ireland) (investments).

David Monroe Born 1963	Vice President	Since 2014	General Counsel (since 2015), Deputy General Counsel (2014), Matthews (investment management); Chief Legal Officer (2006-2013), Nikko Asset Management Co., Ltd. (investment management).

Michael J. Oh, CFA Born 1976	Vice President	Since 2009	Portfolio Manager (since 2006), Assistant Portfolio Manager (2003-2006), Matthews (investment management).

Satya Patel Born 1982	Vice President	Since 2016	Portfolio Manager (since 2014), Research Analyst (2011-2014), Matthews (investment management).

Manoj K. Pombra Born 1964	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2005	Chief Compliance Officer and Anti-Money Laundering Officer (since 2005), Matthews (investment management); Senior Manager, Mutual Fund Compliance/Manager Portfolio Compliance (2001-2005), Franklin Templeton Investments (investment management).

Jonathan Schuman Born 1971	Vice President	Since 2010	Head of Global Business Development (since 2010), Matthews (investment management); Managing Director (1999-2010), PineBridge Investments (investment management).

Sharat Shroff, CFA Born 1973	Vice President	Since 2009	Portfolio Manager (since 2006), Matthews (investment management).

Lydia So, CFA Born 1978	Vice President	Since 2009	Portfolio Manager (since 2008), Senior Research Analyst (2007), Research Analyst (2006-2007), Matthews (investment management).

Vivek Tanneeru Born 1976	Vice President	Since 2015	Portfolio Manager (since 2014), Research Analyst (2011-2014), Matthews (investment management).

James E. Walter, CFA Born 1970	Vice President	Since 2009	Head of Investment Operations (since 2014), Executive Vice President of Investment Operations (2009-2014), Matthews (investment management).

Frank Wheeler Born 1963	Vice President	Since 2014	Global Head of Distribution (since 2013), Matthews (investment management); Executive Vice President (2011-2013), Nuveen Investments (investment management); Head of Distribution (2007-2010), FAF Advisors, Inc. (investment management).

Sherwood Zhang Born 1979	Vice President	Since 2018	Portfolio Manager (since 2014), Research Analyst (2011-2014), Matthews (investment management).

Yu Zhang Born 1975	Vice President	Since 2014	Portfolio Manager (since 2011), Research Analyst (2008 to 2011), Matthews (investment management).

Beini Zhou, CFA Born 1977	Vice President	Since 2015	Portfolio Manager (since 2014), Research Analyst (2013-2014), Matthews (investment management); Research Analyst (2005-2012), Artisan Partners.

[1]	Each officer serves at the pleasure of the Board of Trustees. Each officer is considered an “interested person” of the Trust as defined under the 1940 Act because of an ownership interest in Matthews and/or an office held with the Trust or Matthews.

In addition, each of Marianna DiBenedetto and Jack Jafolla serves as an Assistant Treasurer of the Trust.

Board Committees.

Currently, the Board has an Audit Committee, a Governance Committee, and a Compliance Committee. Each committee is composed solely of the Independent Trustees (currently, Messrs. Lee, Lyons, Shibano and Zeschin, and Mses. Caruso and Rossman). The Chairperson, Vice Chairperson and functions of each committee are set forth below.

Audit Committee Mr. Shibano, Chairperson Mr. Zeschin, Vice Chairperson

The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds’ independent registered public accounting firm; (2) review and approve the scope of the independent registered public accounting firm’s audit activity; (3) review the financial statements which are the subject of the independent registered public accounting firm’s certifications; and (4) review with such independent registered public accounting firm the adequacy of the Funds’ basic accounting system and the effectiveness of the Funds’ internal accounting controls.

The Audit Committee met 3 times during the fiscal year ended December 31, 2017.

Governance Committee Ms. Caruso, Chairperson Ms. Rossman, Vice Chairperson

The Governance Committee has the responsibility, among other things, to (1) consider and nominate new Trustees to serve on the Board; (2) annually review and consider the compensation of the Board; and (3) manage the process for the Board’s annual “self-assessment.” The Governance Committee considers nominations from shareholders to the extent required by any applicable law, and any such shareholder recommendation must contain sufficient background information concerning the candidate to enable the Governance Committee to make a proper judgment as to the candidate’s qualifications.

The Governance Committee has not established specific, minimum qualifications that must be met by an individual for the Governance Committee to recommend that individual for nomination as a Trustee. In evaluating candidates for a position on the Board, the Governance Committee considers a variety of factors it deems appropriate. The Governance Committee evaluates any nominees recommended to the Board by shareholders in the same manner as it evaluates nominees identified by the Governance Committee. Because the Trust does not hold regular annual shareholder meetings, no formal procedures have been established with respect to shareholder submission of Trustee candidates for consideration by the Governance Committee.

The Governance Committee considers candidates from various sources, including, but not limited to, candidates recommended by Trustees, shareholders (if required by applicable law), and officers of the Trust, Matthews, and other service providers of the Trust. Although the Governance Committee does not have a formal policy with regard to consideration of diversity in identifying potential nominees, the Governance Committee may consider whether a potential nominee’s professional experience, education, skills, and other individual qualities and attributes, including gender, race, or national origin, would provide beneficial diversity of skills, experience, or perspective to the Board’s membership and collective attributes. Such considerations will vary based on the Board’s existing membership and other factors, such as the strength of a potential nominee’s overall qualifications relative to diversity considerations.

The Governance Committee met 1 time during the fiscal year ended December 31, 2017.

Compliance Committee Ms. Rossman, Chairperson Mr. Lee, Vice Chairperson

The Compliance Committee has the responsibility, among other things, to (1) oversee the implementation of the Trust’s compliance program; (2) review the CCO’s administration of compliance policies and procedures; (3) monitor responses to any regulatory action or inquiry; and (4) annually review and consider the compensation of the CCO.

The Compliance Committee met 2 times during the fiscal year ended December 31, 2017.

Information about Each Trustee’s Qualifications, Experience, Attributes or Skills.

The Board takes into account a variety of factors in the selection of candidates to serve as Trustees, including the then composition of the Board. Generally, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; and (iii) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In addition, to serve as a Trustee, an individual should also possess various other intangible qualities such as intelligence, work ethic, and the ability to work together, to communicate effectively, to ask incisive questions, to exercise judgment, and to oversee the business of the Trust.

The Board also considers diversity of its Trustees. The Board has not adopted any particular standard or policy with respect to diversity, but it considers varied backgrounds, experiences, and perspectives in evaluating candidates, nominees and fellow Trustees.

The Board also considers, among other factors, the particular attributes described below with respect to the various individual Trustees.

Ms. Caruso has many years of financial services experience in the U.S. and Canada, including substantial executive experience in the investment management industry and extensive experience serving on the boards of mutual funds and other companies.

Mr. Lee has many years of global financial markets experience, managing derivative product development and marketing activities to financial institutional clients in a number of Asian countries, as well as substantial experience as a member of management and executive committees and as a director of an investment company listed on the Australian Stock Exchange.

Mr. Lyons has enjoyed and continues to enjoy a distinguished academic and professional career in fields relevant to business and the investment industry generally, and he has many years of experience as a director or trustee of investment companies, including over a decade in the past as a Trustee of the Trust.

Ms. Rossman has many years of experience as an investment professional specializing in portfolio management and is familiar with the analysis of investment strategy, trading, and performance results, and she has been serving on the Board since 2006.

Mr. Shibano has many years of academic and professional business experience with prominent institutions and companies, much of which has related to financial matters, and he also has over ten years of experience serving on the Board.

Mr. Zeschin has many years of experience in the investment management and investment advisory industry, including substantial experience with mutual funds as an independent trustee or independent director and chairman of board, and he has been serving on the Board since 2007.

Mr. Hackett has extensive executive and global investment management experience as the senior executive of Matthews and as a partner of one of the leading accounting and consulting firms in the world, and he has been serving on the boards of two registered investment companies (one in Luxembourg and one in Ireland) sponsored by Matthews or an affiliate since 2010 and 2009.

Mr. Matthews has extensive executive and industry experience as the founder and senior executive of Matthews, is intimately familiar with Asian equity securities and markets, and has been serving on the Board since 2006.

Fund Ownership by Trustees.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each of the Funds and in all registered investment companies overseen by the Trustee within the same family of investment companies, as of December 31, 2017.

Name of Trustee	Dollar Range of Equity Securities in each of the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies*
INDEPENDENT TRUSTEES
Gale K. Caruso	• Matthews Asia Dividend Fund	$10,001-$50,000	Over $100,000
	• Matthews Pacific Tiger Fund	$50,001-$100,000
	• Matthews India Fund	$10,001-$50,000

Christopher F. Lee	• Matthews Asia Dividend Fund	$1-$10,000	$10,001-$50,000
	• Matthews Asia Innovators Fund	$1-$10,000
	• Matthews India Fund	$1-$10,000
	• Matthews Asia Small Companies Fund	$1-$10,000

Richard K. Lyons	• Matthews Pacific Tiger Fund	Over $100,000	Over $100,000

Rhoda Rossman	• Matthews Asian Growth and Income Fund	$10,001-$50,000	Over $100,000
	• Matthews Asia Dividend Fund	$10,001-$50,000
	• Matthews China Dividend Fund	$10,001-$50,000
	• Matthews India Fund	$10,001-$50,000
	• Matthews Japan Fund	$10,001-$50,000
	• Matthews Asia Innovators Fund	$10,001-$50,000

Toshi Shibano	• Matthews China Fund	$10,001-$50,000	$50,001-$100,000
	• Matthews India Fund	$10,001-$50,000

Jonathan Zeschin	• Matthews Asia Credit Opportunities Fund	$10,001-$50,000	Over $100,000
	• Matthews Asia Dividend Fund	Over $100,000
	• Matthews China Dividend Fund	$50,001-$100,000
	• Matthews Asia Growth Fund	$50,001-$100,000
	• Matthews Emerging Asia Fund	$50,001-$100,000
	• Matthews Japan Fund	$10,001-$50,000
	• Matthews China Small Companies Fund	$10,001-$50,000
	• Matthews Asia Innovators Fund	$10,001-$50,000
	• Matthews Asia Strategic Income Fund	$10,001-$50,000

Name of Trustee	Dollar Range of Equity Securities in each of the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies*
INTERESTED TRUSTEES
William J. Hackett

•        Matthews Asia Strategic Income Fund

•        Matthews Asian Growth and Income Fund

•        Matthews Asia Dividend Fund

•        Matthews China Dividend Fund

•        Matthews Pacific Tiger Fund

•        Matthews Emerging Asia Fund

•        Matthews China Fund

•        Matthews Japan Fund

•        Matthews Korea Fund

•        Matthews Asia Small Companies Fund

•        Matthews China Small Companies Fund

•        Matthews Asia Innovators Fund

		$10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $50,001-$100,000 $10,001-$50,000 Over $100,000 Over $100,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 Over $100,000 $1-10,000	Over $100,000
	• Matthews Asia Credit Opportunities Fund	$10,001-$50,000

G. Paul Matthews

•        Matthews Asia Strategic Income Fund

•        Matthews Asia Credit Opportunities Fund

•        Matthews Asian Growth and Income Fund

•        Matthews Asia Dividend Fund

•        Matthews China Dividend Fund

•        Matthews Asia Value Fund

•        Matthews Asia Focus Fund

•        Matthews Asia Growth Fund

•        Matthews Pacific Tiger Fund

•        Matthews Asia ESG Fund

•        Matthews Emerging Asia Fund

•        Matthews China Fund

•        Matthews India Fund

•        Matthews Japan Fund

•        Matthews Korea Fund

•        Matthews Asia Small Companies Fund

•        Matthews China Small Companies Fund

•        Matthews Asia Innovators Fund

Over $100,000

Over $100,000

Over $100,000

Over $100,000
Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000
As of December 31, 2017 none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in Matthews or the Funds’ underwriter, or in any person directly or indirectly controlling, controlled by, or under common control with Matthews or the Funds’ underwriter.

*	As of December 31, 2017, the “Fund Complex” consists of the Trust’s 18 Funds.

Shareholders’ Voting Powers

On any matter submitted to a vote of shareholders, all shares shall be voted separately by the individual Fund, except that the shares shall be voted in the aggregate and not by individual Fund when (i) required by the 1940 Act; or (ii) the Board of Trustees has determined that the matters affect the interests of more than one Fund (e.g., the election of a new member to the Board of Trustees of the Trust). Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

Approval of Investment Advisory Agreement

The Trust has retained Matthews to manage the assets of each of the Funds pursuant to the Advisory Agreement, which has been approved by the Board of Trustees, including the Independent Trustees. Additional information regarding the Advisory Agreement may be found in the section entitled “Investment Advisor, Underwriter and Other Service Providers.” The Advisory Agreement has an initial term of two years for each Fund and continues in effect from year to year thereafter provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the respective Fund, or by the Board of Trustees, and in either event, by a majority of the Independent Trustees casting votes in person at a meeting called for such purpose. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement with respect to the Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2017.

Compensation

The fees and expenses of the Trustees are allocated to each series of the Trust and paid by the Trust. The following table shows the fees paid during the fiscal year ended December 31, 2017 to the Trustees for their service to the Funds and the total compensation paid to the Trustees by the Fund Complex.

	Fiscal Year Ended December 31, 2017
	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees**
Independent Trustees
Gale K. Caruso	$167,000	None	None	$167,000
Christopher F. Lee	$167,000	None	None	$167,000
Richard K. Lyons	$167,000	None	None	$167,000
Rhoda Rossman	$167,000	None	None	$167,000
Toshi Shibano	$167,000	None	None	$167,000
Jonathan F. Zeschin	$212,000	None	None	$212,000
Interested Trustees*
William J. Hackett	$0	None	None	$0
G. Paul Matthews	$0	None	None	$0

*	No compensation is paid by the Trust to the Interested Trustees.
**	The “Fund Complex” consists of the Trust’s 18 Funds.

No officer or employee of Matthews receives any compensation from the Funds for acting as an officer or employee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. Neither the Trustees nor the officers of the Trust receive any pension or retirement benefits from the Funds.

Code of Ethics

The Trust and Matthews have adopted a written code of ethics (the “Code of Ethics”) pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The Code of Ethics requires certain persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in certain personal securities transactions. Transactions must be executed generally within 2 business days of clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of each calendar quarter or becoming an Access Person, and file an annual statement within 45 calendar days with respect to their personal securities holdings. Access Persons and members of their immediate family are prohibited from directly and indirectly acquiring beneficial ownership in any Asia Pacific security (excluding ownership of shares of an investment company registered under the 1940 Act). Any material violation of the Code of Ethics is reported to the Board of Trustees. The Board of Trustees also oversees the administration of the Code of Ethics. The Code of Ethics is on file with the SEC.

Proxy Voting Policies and Procedures

The Board of Trustees has delegated to Matthews the authority to vote proxies of companies held in each Fund’s portfolio. Matthews has adopted written Proxy Voting Policies and Procedures (“Proxy Policies”) to assist it in evaluating shareholder proposals. Matthews has retained the services of an independent proxy consultant, Institutional Shareholder Services, a division of RiskMetrics Group, Inc. (“ISS”), to receive and evaluate shareholder proposals, apply the Proxy Policies, effect proxy votes and maintain appropriate records.

For significant corporate matters, such as establishing pension or profit sharing plans, proposed mergers and acquisitions, and sales of assets, as well as ESG related matters, the Proxy Policies establish guidelines for evaluating the facts and circumstances of the particular proposal. In such circumstances, Matthews evaluates the proposal in light of the best interests of a Fund and its shareholders and votes accordingly. With respect to other more routine matters, the Proxy Policies may establish certain standards that, if satisfied, will result in a vote for or against a proposal. Routine matters include (i) election of directors; (ii) approval of auditors; (iii) approval of dividends and distributions; (iv) confidential voting; and (v) limitation on charitable contributions or fees paid to professional advisors. However, even in these circumstances, Matthews reserves the right to evaluate each proposal individually, and to vote on the matter in a manner that Matthews believes is in the best interest of a Fund or its shareholders (even if that vote is inconsistent with the Proxy Policies). For example, while Matthews generally votes in favor of management’s nominees for a board of directors, it may vote against management nominees if it believes that the board was entrenched or otherwise not acting in the best interests of shareholders. Matthews generally votes in the same manner for each of its clients that hold a security, subject to the individual objectives of each client. As a result, Matthews may vote in favor of a proposal for certain clients while voting against the same proposal for other clients. Matthews also reserves the right to revise, alter or supplement the Proxy Policies from time-to-time, which may result in different votes on similar issues over time.

There may be circumstances in which Matthews believes that refraining from voting on a matter submitted to shareholders is in the best interests of the Funds or its shareholders, such as when the cost of voting the proxy exceeds the expected benefit to the client. Similarly, voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions (including registration procedures that may result in a holding becoming illiquid for a period of time) and limitations that impede or make impractical the exercise of shareholder rights. Such limitations may include (i) untimely or inadequate notice of shareholder meetings; (ii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iii) in person voting requirements; (iv) restrictions on the sale of securities for periods surrounding the shareholder meeting (“share blocking”); (v) granting local agents powers of attorney to facilitate voting instructions; (vi) proxy materials or ballots not being readily available; and (vii) proxy materials or ballots not being available in English.

There may be circumstances in which Matthews has or may be perceived to have a conflict or potential conflict of interest in voting on particular matters. Matthews attempts to minimize this potential by utilizing an independent consultant to monitor and apply the Proxy Policies. The Proxy Policies also provide for monitoring of conflicts and potential conflicts of interest circumstances. When a material conflict of interest is identified, Matthews (i) votes proxies in accordance with a pre-determined policy; (ii) votes proxies based upon the recommendations of an independent third party; (iii) advises the Board of Trustees of the circumstances, seeks their direction, and votes accordingly; or (iv) takes other action as may be appropriate in the particular circumstances.

In addition to providing research and other proxy voting services, ISS, through its Corporate Services Division, offers products and services to issuers of proxy solicitations consisting of advisory and analytical services, self-assessment tools and publications. ISS has represented that employees of its Corporate Services Division are not involved in ISS’ analysis of filed proxy proposals or preparation of vote recommendations. Nonetheless, ISS has adopted policies and procedures to guard against and to resolve any conflicts of interest that may arise in connection with its provision of research analyses, vote recommendations and voting services to Matthews.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available (1) without charge, by visiting matthewsasia.com, (2) by calling the Fund at (800) 789-ASIA (2742) and (3) on the SEC’s website at sec.gov.

Control Persons and Principal Holders of Securities

As of April 2, 2018, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Class of the Funds, except for the Investor and Institutional Classes of the Matthews Asia Focus Fund, the Investor and Institutional Classes of the Matthews Asia Credit Opportunities Fund, the Institutional Class of the Matthews Asia Strategic Income Fund, the Institutional Class of the Matthews Asia ESG Fund, the Institutional Class of the Matthews Asia Innovators Fund, the Investor Class of the Matthews Asia Value Fund, and the Investor Class of the Matthews China Small Companies Fund. As of April 2, 2018, the Trustees and officers as a group owned 1.60% of the Investor Class and 24.60% of the Institutional Class of the Matthews Asia Focus Fund, 1.50% of the Investor Class and 6.00% of the Institutional Class of the Matthews Asia Credit Opportunities Fund, 6.90% of the Institutional Class of the Matthews Asia Strategic Income Fund, 3.69% of the Institutional Class of the Matthews Asia ESG Fund, 2.01% of the Institutional Class of the Matthews Asia Innovators Fund, 1.02% of the Investor Class of the Matthews Asia Value Fund, and 3.17% of the Investor Class of the Matthews China Small Companies Fund.

The tables below show, as of April 2, 2018, the persons who owned of record or beneficially more than 5% of the outstanding voting shares of the Funds. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders.

Fund	Account Holder Name and Address	Percentage of Shares
Matthews Asia Credit Opportunities Fund – Investor Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	43.18
	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	26.97
	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	20.01
	Vanguard Brokerage Services P.O. Box 1170 Valley Forge PA 19482-1170	7.88
Matthews Asia Credit Opportunities Fund – Institutional Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	42.59
	Wells Fargo Clearing Services 2801 Market Street St Louis MO 63103	41.61
	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	11.87
Matthews Asia Dividend Fund – Investor Class	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	30.33
	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	16.62
	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	15.67
	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	6.87
	UBS WM USA 1000 Harbor Blvd Weehawken NJ 07086	5.73
	Merrill Lynch Pierce Fenner & Smith Inc FSBO Its Customers Attn Service Team 4800 Deer Lake Dr E Fl 3 Jacksonville FL 32246-6484	5.21

Matthews Asia Dividend Fund – Institutional Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	32.19

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	19.42

	JP Morgan Securities LLC Omnibus Account For The Exclusive Benefit Of Customers 4 Chase Metrotech Center 3rd Floor Mutual Fund Department Brooklyn NY 11245	17.46

	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	13.09

Matthews Asia ESG Fund – Investor Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	55.45

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	28.19

	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	9.79

Matthews Asia ESG Fund – Institutional Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	51.28

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	21.26

	Mark W Headley & Christina J Pehl Ttees Ph Trust U/A Dtd 09/15/2014 60 Oak Ridge Rd Berkeley CA 94705-2426	14.83

Matthews Asia Focus Fund – Investor Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	32.37

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	17.96

	Vanguard Brokerage Services P.O. Box 1170 Valley Forge PA 19482-1170	7.73

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	6.53

Matthews Asia Focus Fund – Institutional Class	Libra Fund LP A Partnership 767 3rd Ave Fl 21 New York NY 10017-0000	40.97

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	26.68

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	14.02

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	6.97

	Robert Horrocks 2098 Huckleberry Rd San Rafael CA 94903-1270	5.50

Matthews Asia Growth Fund – Investor Class	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	28.42

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	18.53

	Merrill Lynch Pierce Fenner & Smith Inc FSBO Its Customers Attn Service Team 4800 Deer Lake Dr E Fl 3 Jacksonville FL 32246-6484	12.96

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	5.87

	Wells Fargo Clearing Svcs LLC Special Custody Acct For The Exclusive Benefit Of Customer 2801 Market Street St Louis MO 63103	5.49

Matthews Asia Growth Fund – Institutional Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	29.83

	Band & Co C/O US Bank NA 1555 N. Rivercenter Drive Ste. 302 Milwaukee WI 53212	22.63

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	20.61

	Capinco C/O UU Bank NA P.O. Box 1787 Milwaukee WI 53201-1787	9.01

Matthews Asia Innovators Fund – Investor Class	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	33.50

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	24.75

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	7.43

	Charles Schwab & Co Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105	5.22

Matthews Asia Innovators Fund – Institutional Class	AHS Hospital Corp Atlantic Health System 100 Madison Ave #920 Morristown NJ 07962-1956	30.80

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	26.43

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	18.50

	First State Trust Company 1 Righter Parkway #120 Wilmington DE 19803	8.94

	Bank Of America Custodian P.O. Box 843869 Dallas TX 75284-1575	8.06

Matthews Asia Small Companies Fund – Investor Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	31.88

	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	26.06

	UBS WM USA 1000 Harbor Blvd Weehawken NJ 07086	8.96

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	5.25

Matthews Asia Small Companies Fund – Institutional Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	46.37

	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	23.57

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	22.24

Matthews Asia Strategic Income Fund – Investor Class	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	52.18

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	29.13

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	5.66

Matthews Asia Strategic Income Fund – Institutional Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	37.14

	Wells Fargo Clearing Services 2801 Market Street Saint Louis, MO 63103	33.41

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	19.25

Matthews Asia Value Fund – Investor Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	71.32

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	15.02

	LPL Financial Omnibus Customer Account 4707 Executive Drive San Diego CA 92121	5.67

Matthews Asia Value Fund – Institutional Class	Libra Fund LP A Partnership 767 3rd Ave Fl 21 New York NY 10017-0000	49.16

	Vanguard Brokerage Services P.O. Box 1170 Valley Forge PA 19482-1170	16.75

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	15.52

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	8.65

Matthews Asian Growth and Income Fund – Investor Class	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	35.04

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	23.12

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	6.82

	Wells Fargo Clearing Svcs LLC Special Custody Acct For The Exclusive Benefit Of Customer 2801 Market Street St Louis MO 63103	5.11

Matthews Asian Growth and Income – Institutional Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	34.39

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	34.05

	JP Morgan Securities LLC Omnibus Account For The Exclusive Benefit Of Customers 4 Chase Metrotech Center 3rd Floor Mutual Fund Department Brooklyn NY 11245	10.14

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	9.61

	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	7.67

Matthews China Dividend Fund – Investor Class	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	45.75

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	21.76

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	7.29

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	5.63

Matthews China Dividend Fund – Institutional	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	47.03

	JP Morgan Securities LLC Omnibus Account For The Exclusive Benefit Of Customers 4 Chase Metrotech Center 3rd Floor Mutual Fund Department Brooklyn NY 11245	19.74

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	14.41

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	11.75

Matthews China Fund – Investor Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	32.37

	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	28.97

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	7.83

Matthews China Fund – Institutional Class	SEI Private Trust Company C/O Choate, Hall, Stewart Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks PA 19456	24.88

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	21.88

	UBS WM USA 1000 Harbor Blvd Weehawken NJ 07086	19.16

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	8.44

	Brown Brothers Harriman & Co As Custodian 140 Broadway New York NY 10005	7.21

Matthews China Small Companies Fund – Investor Class	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	43.80

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	26.69

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	8.42

Matthews China Small Companies Fund – Institutional Class	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	44.49

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	37.99

	Matthews International Capital Management LLC Four Embarcadero Ctr Ste 550 San Francisco CA 94111-5912	16.40

Matthews Emerging Asia Fund – Investor Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	40.21

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	25.62

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	9.10

Matthews Emerging Asia Fund – Institutional Class	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	31.84

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	29.76

	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	18.68

Matthews India Fund – Investor Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	27.04

	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	16.78

	Merrill Lynch Pierce Fenner & Smith Inc FSBO Its Customers Attn Service Team 4800 Deer Lake Dr E Fl 3 Jacksonville FL 32246-6484	10.22

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	7.64

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	5.68

Matthews India Fund – Institutional Class	State Street Bank & Trust Company FBO AFP Habitat Para Los Fondos De Pensiones Marchant Pereira 10 Piso 09 Santiago, Chile	18.90

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	16.93

	Brown Brothers Harriman & Co As Cust For AFP Provida Tipo C Attn Mutual Funds Services 140 Broadway New York NY 10005	9.91

	Brown Brothers Harriman & Co As Custodian For AFP Cuprum Tipo C Attn Mutual Funds Services 140 Broadway New York NY 10005	6.76

	Brown Brothers Harriman & Co Cust For AFP Capital Tipo C Attn Mutual Funds Services 140 Broadway New York NY 10005	6.20

Matthews Japan Fund – Investor Class	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	74.16

	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	8.06

Matthews Japan Fund – Institutional Class	State Street Bank & Trust Company FBO AFP Habitat Para Los Fondos De Pensiones Marchant Pereira 10 Piso 09 Santiago, Chile	18.20

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	15.40

	Brown Brothers Harriman & Co As Cust For AFP Provida Tipo C Attn Mutual Funds Services 140 Broadway New York NY 10005	6.98

	Brown Brothers Harriman & Co As Custodian For AFP Cuprum Tipo C Attn Mutual Funds Services 140 Broadway New York NY 10005	6.34

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	6.28

Matthews Korea Fund – Investor Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	46.89

	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	12.93

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	6.34

Matthews Korea Fund – Institutional Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	73.74

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha NE 68103-2226	6.20

Matthews Pacific Tiger Fund – Investor Class	Charles Schwab & Co Inc FBO Special Custody Acct For Exclusive Benefit Of Customers Attn Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	33.87

	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	20.92

	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	6.86

	Merrill Lynch Pierce Fenner & Smith Inc FSBO Its Customers Attn Service Team 4800 Deer Lake Dr E Fl 3 Jacksonville FL 32246-6484	5.39

Matthews Pacific Tiger Fund – Institutional Class	National Financial Services Corp (FBO) Our Customers Attn Mutual Funds Department 4th Fl 499 Washington Blvd Fl 5 Jersey City NJ 07310-2010	26.93

	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	16.15

	JP Morgan Securities LLC Omnibus Account For The Exclusive Benefit Of Customers 4 Chase Metrotech Center 3rd Floor Mutual Fund Department Brooklyn NY 11245	12.78

Investment Advisor, Underwriter and Other Service Providers

Investment Advisor

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. RBC USA Holdco Corporation (“RBC”), which is a direct, wholly owned subsidiary of the publicly traded Royal Bank of Canada, and Mizuho Bank, Ltd. (“Mizuho”), which is a direct, wholly owned subsidiary of the publicly traded Mizuho Financial Group, Inc., each has an ownership interest of 10—25% in Matthews. Funds managed by a subsidiary of Lovell Minnick Partners LLC (“Lovell Minnick”), a private equity firm and registered investment advisor, also have a collective ownership interest (through direct owners) of 10—25% in Matthews. G. Paul Matthews, who is a member of the Board of Directors of Matthews, and Mark W. Headley, who is the Chairman and a member of the Board of Directors of Matthews, each has an ownership interest of 10—25%, and 5—10%, respectively, in Matthews. A representative of each of RBC, Lovell Minnick and Mizuho, as well as Mr. Matthews and Mr. Headley, are members of the Board of Directors of Matthews. Because of their ownership of, or positions with, Matthews, each of RBC, Lovell Minnick, Mizuho, Mr. Matthews and Mr. Headley may, for certain purposes, be deemed to be affiliated with Matthews. In addition, Mr. Matthews is a Trustee of the Funds. For these reasons, each of Mr. Matthews and Mr. Headley may be deemed to be affiliated persons of the Funds.

Matthews performs its duties and is paid pursuant to its Advisory Agreement. The Trust, on behalf of the Funds, and Matthews are parties to the Advisory Agreement. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, the Advisory Agreement. Rather, the Trust and its respective investment series are the sole intended beneficiaries of the Advisory Agreement. Neither this SAI nor the Prospectus is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws that may not be waived. Some of the terms of the Advisory Agreement are set by the 1940 Act, such as the annual review and renewal of the Advisory Agreement by the Board of Trustees after an initial two-year term and the termination by the Board of Trustees without penalty on 60 days’ notice.

The advisory services provided by Matthews and the fees received by it for such services are described in the Prospectus. Matthews may, from time-to-time, voluntarily waive its advisory fees and/or reimburse expenses with respect to one or more of the Funds, but is not obligated to do so.

Under the Advisory Agreement, Matthews is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of the Advisory Agreement provide that, after an initial two-year term, it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of each Fund, or by the Board of Trustees, including a majority of the Independent Trustees. The Advisory Agreement may be terminated with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of each Fund, at any time without penalty, on 60 days’ written notice to Matthews. Matthews may also terminate its advisory relationship with respect to a Fund on 60 days’ written notice to that Fund. The Advisory Agreement cannot be assigned; any assignment would automatically terminate the Advisory Agreement.

Under the Advisory Agreement, each Fund is responsible for payment of all of its expenses except those specifically assumed by Matthews or another third party, including payment of the following expenses:

1.	The fees and expenses of the Independent Trustees;

2.	The salaries and expenses of any of the Funds’ officers or employees who are not affiliated with Matthews;

3.	Interest expenses;

4.	Taxes and governmental fees;

5.	Brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;

6.	The expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions;

7.	Accounting and legal costs;

8.	Insurance premiums;

9.	Fees and expenses of the Funds’ custodian, administrator and transfer agent and any related services;

10.	Expenses of obtaining quotations of the Funds’ portfolio securities and of pricing the Funds’ shares;

11.	Expenses of maintaining the Funds’ legal existence and of shareholders’ meetings;

12.	Expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses;

13.	Fees and expenses of membership in industry organizations; and

14.	Expenses related to the development and maintenance of the Funds’ Compliance Program as required by the 1940 Act.

The ratio of each Fund’s expenses to its relative net assets can be expected to be higher than the expense ratio of a fund investing solely in domestic securities, since the cost of maintaining the custody of foreign securities is generally higher than comparable expenses for such other funds and the rate of investment management fees paid by each Fund may also be higher than the comparable expenses of such other funds.

General expenses of the Trust such as costs of maintaining corporate existence, legal fees, insurance, etc., and expenses shared by the Funds will be allocated among the Funds on a basis deemed fair and equitable by the Board of Trustees, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

The Funds pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Pursuant to the Advisory Agreement, the Funds, other than the excluded Matthews Asia Strategic Income Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund, Matthews China Small Companies Fund and Matthews Asia Credit Opportunities Fund (such Funds other than the excluded Funds collectively, the “Family-Priced Funds”), in the aggregate pay Matthews 0.75% of the aggregate average daily net assets of the Family-Priced Funds up to $2 billion, 0.6834% of the aggregate average daily net assets of the Family-Priced Funds over $2 billion up to $5 billion, 0.65% of the aggregate average daily net assets of the Family-Priced Funds over $5 billion up to $25 billion, 0.64% of the aggregate average daily net assets of the Family-Priced Funds over $25 billion up to $30 billion, 0.63% of the aggregate average daily net assets of the Family-Priced Funds over $30 billion up to $35 billion, 0.62% of the aggregate average daily net assets of the Family-Priced Funds over $35 billion up to $40 billion, 0.61% of the aggregate average daily net assets of the Family-Priced Funds over $40 billion up to $45 billion, and 0.60% of the aggregate average daily net assets of the Family-Priced Funds over $45 billion.

Pursuant to the Advisory Agreement, each of the Matthews Asia Small Companies Fund, Matthews China Small Companies Fund and Matthews Emerging Asia Fund pays Matthews an annual fee of 1.00% of the average daily net assets of such Fund up to $1 billion and 0.95% of the average daily net assets of such Fund over $1 billion. Pursuant to the Advisory Agreement, each of the Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund pays Matthews an annual fee of 0.65% of such Fund’s average daily net assets.

Each Fund pays Matthews a monthly fee at the annual rate using the applicable investment management fee calculated based on the actual numbers of days of the month and based on the Fund’s average daily net asset value for the month. In addition, under the Shareholder Services Agreement (as defined below), the Funds pay Matthews a fee for administrative and shareholder services. See “Shareholder Servicing and Administration.”

During the fiscal years ended December 31, 2015, 2016, and 2017, the aggregate advisory fees earned by Matthews before and after waivers of fees and/or reimbursement/subsidy of expenses by Matthews were as follows:

Fiscal Year Ended December 31	Aggregate Advisory Fees Earned by Matthews (before Waivers)	Aggregate Advisory Fees Earned by Matthews (after Waivers)
2015	$158,924,289	$156,610,982
2016	$146,099,631	$143,718,896
2017	$170,631,607	$167,410,197

Pursuant to an operating expenses agreement, dated as of November 4, 2003, most recently amended effective November 30, 2017 (as amended from time to time, the “Operating Expenses Agreement”), Matthews has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (i) for all Funds other than the Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund, to 1.25%, and (ii) for the Matthews Asia Strategic Income Fund and Matthews Asia Credit Opportunities Fund, to 0.90%, in each case first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class. If any non-class specific expenses of the Institutional Class are waived for the Institutional Class, Matthews has also agreed to waive an equal amount of non-class specific expenses for the Investor Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because no class specific expenses will be waived for the Investor Class, the total annual operating expenses after fee waiver and expense reimbursement for the Investor Class would be 1.25% or 0.90%, as appropriate, plus the sum of (i) the amount (in annual percentage terms) of the class specific expenses incurred by the Investor Class that exceed those incurred by the Institutional Class; and (ii) the amount (in annual percentage terms) of the class specific expenses reduced for the Institutional Class and not the Investor Class.

In turn, if a Fund’s expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of such fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. For each Fund this agreement will continue through April 30, 2019, and may be extended for additional periods not exceeding one year. This agreement may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Pursuant to a fee waiver letter agreement, effective as of September 1, 2014, between the Trust, on behalf of the Family-Priced Funds, and Matthews (as amended from time to time, the “Fee Waiver Agreement”), for each Family-Priced Fund, Matthews has contractually agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Shareholder Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates under the Advisory Agreement and the Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Matthews may not recoup fees waived pursuant to the Fee Waiver Agreement. The Board has approved the Fee Waiver Agreement for an additional one-year term through April 30, 2019 and may terminate the agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date.

Pursuant to an amended and restated intermediary platform fee subsidy letter agreement, effective March 1, 2015, between the Trust, on behalf of the Funds, and Matthews (as amended from time to time, the “Subsidy Agreement”), with respect to each intermediary platform that charges the Funds 10 basis points (0.10%) or more for services provided with respect to Institutional Class shares of the Funds through such platform, Matthews has voluntarily agreed to reimburse the Institutional Class of the Funds a portion of those service fees in an amount equal to 2 basis points (0.02%), and with respect to each intermediary platform that charges the Funds 5 basis points (0.05%) or more but less than 10 basis points (0.10%) for the offer and sale of Institutional Class shares of the Matthews Asia Funds through such platform, Matthews has voluntarily agreed to reimburse the Institutional Class of the Matthews Asia Funds a portion of those service fees in an amount equal to 1 basis point (0.01%). Matthews may not recoup amounts reimbursed pursuant to the Subsidy Agreement. The Subsidy Agreement may be terminated at any time by the Board upon 60 days’ written notice to Matthews, or by Matthews upon 60 days’ written notice to the Board.

For the fiscal years ended December 31, 2017, 2016, and 2015, the gross advisory fees earned under the Advisory Agreement, fees waived and/or expenses reimbursed/subsidized by Matthews pursuant to the Operating Expenses Agreement, the Fee Waiver Agreement and the Subsidy Agreement, and the net advisory fees for each Fund were as follows:

	Fiscal Year Ending Dec. 31, 2017
Matthews Fund	Gross Advisory Fees Earned	Fees Waived and/or Expenses Reimbursed/Subsidized by Matthews	Net Advisory Fees
Asia Strategic Income Fund	$515,422	$(121,164)	$394,258
Asia Credit Opportunities Fund	135,246	149,157)	(13,911)
Asian Growth and Income Fund	18,612,020	—	18,612,020
Asia Dividend Fund	39,070,331	(344,184)	38,726,147
China Dividend Fund	1,616,495	—	1,616,495
Asia Value Fund	95,878	(119,683)	(23,805)
Asia Focus Fund	79,915	(119,705)	(39,790)
Asia Growth Fund	4,745,493	—	4,745,493
Pacific Tiger Fund	54,037,849	(825,034)	53,212,815
Asia ESG Fund	88,213	(156,429)	(68,216)
Emerging Asia Fund	3,573,026	(878,171)	2,694,855
Asia Innovators Fund	973,613	—	973,613
China Fund	4,563,241	—	4,563,241
India Fund	13,638,302	—	13,638,302
Japan Fund	23,243,975	(51,124)	23,192,851
Korea Fund	1,301,570	—	1,301,570

	Fiscal Year Ending Dec. 31, 2017
Matthews Fund	Gross Advisory Fees Earned	Fees Waived and/or Expenses Reimbursed/Subsidized by Matthews	Net Advisory Fees
Asia Small Companies Fund	4,121,027	(272,597)	3,848,430
China Small Companies Fund	219,991	(184,162)	35,829

	Fiscal Year Ending Dec. 31, 2016
Matthews Fund	Gross Advisory Fees Earned	Fees Waived and/or Expenses Reimbursed/Subsidized by Matthews	Net Advisory Fees
Asia Strategic Income Fund	$426,049	$(123,474)	$302,575
Asia Credit Opportunities Fund[1]	66,127	(110,447)	(44,320)
Asian Growth and Income Fund	19,401,795	(2,182)	19,399,613
Asia Dividend Fund	31,417,886	(173,279)	31,244,607
China Dividend Fund	1,123,179	—	1,123,179
Asia Value Fund	14,034	(211,035)	(197,001)
Asia Focus Fund	73,684	(111,801)	(38,117)
Asia Growth Fund	4,484,357	—	4,484,357
Pacific Tiger Fund	45,566,740	(522,856)	45,043,884
Asia ESG Fund	52,381	(163,853)	(111,472)
Emerging Asia Fund	1,695,506	(553,167)	1,142,339
Asia Innovators Fund	964,368	—	964,368
China Fund	3,980,422	—	3,980,422
India Fund	10,314,168	—	10,314,168
Japan Fund	19,807,446	(14,338)	19,793,108
Korea Fund	1,194,852	—	1,194,852
Asia Small Companies Fund	5,325,434	(252,008)	5,073,426
China Small Companies Fund	191,203	(142,295)	48,908

[1]	The Matthews Asia Credit Opportunities Fund commenced operations on April 29, 2016.

	Fiscal Year Ending Dec. 31, 2015
Matthews Fund	Gross Advisory Fees Earned	Fees Waived and/or Expenses Reimbursed/Subsidized by Matthews	Net Advisory Fees
Asia Strategic Income Fund	$438,698	$(113,621)	$325,077
Asia Credit Opportunities Fund[1]	N/A	N/A	N/A
Asian Growth and Income Fund	25,621,034	(86,260)	25,534,774
Asia Dividend Fund	35,306,056	(244,805)	35,061,251
China Dividend Fund	1,183,701	—	1,183,701
Asia Value Fund[2]	771	(41,279)	(40,508)
Asia Focus Fund	95,048	(87,252)	7,796
Asia Growth Fund	5,989,698	—	5,989,698
Pacific Tiger Fund	54,519,201	(857,693)	53,661,508
Asia ESG Fund[3]	15,886	(183,985)	(168,099)
Emerging Asia Fund	1,661,519	(452,048)	1,209,471
Asia Innovators Fund	1,174,937	—	1,174,937
China Fund	6,216,536	—	6,216,536
India Fund	10,143,432	—	10,143,432
Japan Fund	7,785,999	—	7,785,999
Korea Fund	1,359,009	—	1,359,009
Asia Small Companies Fund	7,188,942	(113,037)	7,075,905
China Small Companies Fund	223,822	(133,327)	90,495

[1]	The Matthews Asia Credit Opportunities Fund commenced operations on April 29, 2016.
[2]	The Matthews Asia Value Fund commenced operations on November 30, 2015
[3]	The Matthews Asia ESG Fund commenced operations on April 30, 2015.

Portfolio Managers

The following table shows information regarding other accounts managed by the Funds’ Portfolio Managers as of December 31, 2017.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Kenichi Amaki	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	1	$191,587,969	0	0
Japan Fund; Co-Manager of the Matthews China Small Companies Funds	Other Accounts	0	0	0	0

Sunil Asnani	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews India Fund;	Other Pooled Investment Vehicles	1	$115,722,073	0	0
Co-Manager of the Matthews Asia Innovators Fund	Other Accounts	0	0	0	0

Robert Harvey, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	0	0	0	0
Emerging Asia Fund	Other Accounts	0	0	0	0

Robert Horrocks	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews Asian	Other Pooled Investment Vehicles	5	$2,168,904,786	0	0
Growth and Income Fund; Co-Manager of the Matthews Asia Dividend Fund	Other Accounts	2	$485,373,532	0	0

Tiffany Hsiao, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews China	Other Pooled Investment Vehicles	1	$9,102,672	0	0
Small Companies Fund; Co-Manager of the Matthews Asia Small Companies and Matthews Asia Innovators Funds	Other Accounts	0	0	0	0

Taizo Ishida	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	0	0	0	0
Asia Growth and Matthews Emerging	Other Accounts	1	$225,438,439	0	0
Asia Funds; Co-Manager of the Matthews Japan Fund

Teresa Kong, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews Asia	Other Pooled Investment Vehicles	2	$32,692,899	0	0
Strategic Income and Matthews Asia Credit Opportunities Funds	Other Accounts	0	0	0	0

Kenneth Lowe, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews Asia	Other Pooled Investment Vehicles	1	$1,234,949	0	0
Focus and Matthews Asian Growth and Income Funds	Other Accounts	0	0	0	0

Andrew Mattock, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews China Fund	Other Pooled Investment Vehicles	1	$18,349,135	0	0
	Other Accounts	0	0	0	0

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Michael J. Oh, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	0	0	0	0
Asia Innovators and Matthews	Other Accounts	0	0	0	0
Korea Funds

Satya Patel	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	1	$21,538,229	0	0
Asia Credit Opportunities Fund;	Other Accounts	0	0	0	0
Co-Manager of the Matthews
Asia Strategic Income Fund

Sharat Shroff, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	1	$536,397,134	0	0
Pacific Tiger Fund; Co-Manager of	Other Accounts	2	$542,109,344	0	0
the Matthews Asia Growth and Matthews India Funds

Lydia So, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	1	$78,291,815	0	0
Asia Small Companies Fund	Other Accounts	0	0	0	0

Vivek Tanneeru	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	0	0	0	0
Asia ESG Fund; Co-Manager of the Matthews Asia Dividend Fund	Other Accounts	0	0	0	0

Yu Zhang, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	3	$544,596,174	0	0
Asia Dividend Fund; Co-Manager of the China Dividend Fund	Other Accounts	2	$485,373,532	0	0

Beini Zhou, CFA	Registered Investment Companies	0	0	0	0
Lead Manager of the Matthews	Other Pooled Investment Vehicles	0	0	0	0
Asia Value Fund; Co-Manager of the Matthews Asia Small Companies Fund	Other Accounts	0	0	0	0

Portfolio Managers’ compensation consists of a combination of base salary, fixed and discretionary bonuses, participation in the equity or revenues of the firm, and participation in benefit plans, which are generally available to all salaried employees. Compensation is structured to emphasize the success of both Matthews and the individual employee. Compensation is not linked to the distribution of the shares of the Funds. Key elements of compensation are detailed below:

Base Salary	Each Portfolio Manager receives a fixed base salary that takes into account his or her experience and responsibilities and is intended to be competitive with salaries offered by other similar firms.

Bonus	Matthews emphasizes teamwork and a focus on client needs. Bonuses are structured to emphasize those principles and are based on a number of factors including the profitability of Matthews and the employee’s contributions to the firm, such as the pre-tax performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities. Performance is generally considered on an absolute basis over longer periods (five to ten years). However, market conditions and performance relative to the benchmark or peer group of a Fund or other account may also be considered.

Other Compensation	Certain Portfolio Managers may receive compensation in the form of equity interests in Matthews or cash payments based upon a percent of Matthews’ revenues. Matthews is a private limited liability company that provides pass-through treatment. Accordingly holders of equity interests may be allocated portions of Matthews’ profits and losses, and may receive cash distributions. Such distributions may be made subject to certain required distributions and payments, Matthews’ working capital requirements and similar considerations.

Benefit Programs	Portfolio Managers participate in benefit plans and programs available generally to all employees.

As shown in the table above, certain Portfolio Managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other U.S. or non-U.S. mutual funds advised or sub-advised by Matthews, and separately managed accounts. Fees earned by Matthews may vary among these accounts, the Portfolio Managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. These factors may create conflicts of interest because a Portfolio Manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the Portfolio Manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. A Portfolio Manager’s compensation arrangement may also give rise to potential conflicts of interest. A Portfolio Manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management; and the bonuses of the Portfolio Managers relate to increases in asset levels under Matthews’ management. Additionally, as explained above, certain Portfolio Managers may receive equity-based compensation from Matthews. The management of or participation in the management of multiple Funds and accounts may give rise to potential conflicts of interest among the Funds and accounts, as Portfolio Managers must allocate their time and investment ideas across the Funds and other accounts, which may pay different fees to Matthews and have different objectives, benchmarks and time horizons. A Portfolio Manager may execute transactions for a Fund or other account that may adversely impact the value of securities held by the Fund. Any securities selected for a Fund or other account may perform differently than the securities selected for another Fund or other account. However, Matthews believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular Portfolio Manager are generally managed in a similar fashion, subject to a variety of exceptions (for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors). In addition, the Funds and Matthews have adopted a trade management policy, which they believe is reasonably designed to address potential conflicts of interest that may arise in managing multiple accounts. With respect to the allocation of investment opportunities (i.e., investment ideas), Matthews has established policies and procedures that provide that all research conducted by any member of Matthews’ investment team be generally available to every other member. However, Matthews Portfolio Managers may act upon applicable research at any time, and no account or investment mandate (i.e., a group of accounts with similar investment objectives) has any general priority in the access to or allocation of any investment opportunity. In addition, Matthews may determine that priority to an investment opportunity should be established because of its limited availability, the difficulty of execution or other factors. Currently Matthews accords such priority with respect to (i) accounts (such as the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund) that invest in Asia Small Companies (as defined in the Prospectus); (ii) investments in Asia Small Companies in which no account managed by Matthews has previously invested; and (iii) accounts that focus on a specific country or sector and intend to invest in initial public offerings, secondary public offerings and private placements may be given priority in such opportunities to the extent they are associated with securities from a country or in a sector in which the account invests (e.g., the Matthews China Fund may be accorded priority with respect to the initial public offering of a Chinese company).

The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Code of Ethics will adequately address such conflicts.

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in each Fund for which they are primarily responsible for the day-to-day management of the Fund’s portfolio and in all Funds of the Trust, as of December 31, 2017

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Kenichi Amaki

• Matthews Asia Strategic Income Fund*

• Matthews Asia Dividend Fund*

• Matthews China Dividend Fund*

• Matthews Asia Value Fund*

• Matthews India Fund*

• Matthews Japan Fund

• Matthews Asia Small Companies Fund*

• Matthews China Small Companies Fund*

		$ $ $ $ $ $ $ $	10,001-$50,000 100,001-$500,000 50,001-$100,000 10,001-$50,000 10,001-$50,000 50,001-$100,000 100,001-$500,000 50,001-$100,000

Sunil Asnani	• Matthews India Fund		$10,001-$50,000

Robert Harvey, CFA	• Matthews Emerging Asia Fund		$50,001-$100,000

Robert Horrocks, PhD	• Matthews Asia Strategic Income Fund* • Matthews Asian Growth and Income Fund • Matthews Asia Dividend Fund* • Matthews China Dividend Fund* • Matthews Asia Focus Fund*	$ $ $ $ $	100,001-$500,000 100,001-$500,000 100,001-$500,000 100,001-$500,000 100,001-$500,000

Tiffany Hsiao, CFA	• Matthews Asia Value Fund* • Matthews Asia Small Companies Fund* • Matthews China Small Companies Fund	$ $ $	10,001-$50,000 10,001-$50,000 10,001-$50,000

Taizo Ishida

• Matthews Asia Strategic Income Fund*

• Matthews Asia Credit Opportunities Fund*

• Matthews Asia Dividend Fund*

• Matthews Asia Growth Fund

• Matthews Pacific Tiger Fund*

• Matthews Emerging Asia Fund

• Matthews Japan Fund*

• Matthews Asia Small Companies Fund*

• Matthews China Small Companies Fund*

		$ $ $ $ $ $ $ $ $	10,001-$50,000 50,001-$100,000 10,001-$50,000 100,001-$500,000 100,001-$500,000 100,001-$500,000 100,001-$500,000 50,001-$100,000 100,001-$500,000

Teresa Kong, CFA

• Matthews Asia Strategic Income Fund

• Matthews Asia Credit Opportunities Fund

• Matthews Asian Growth and Income Fund*

• Matthews Asia Dividend Fund*

• Matthews Asia Focus Fund*

• Matthews Pacific Tiger Fund*

• Matthews Emerging Asia Fund*

• Matthews India Fund*

• Matthews Asia Small Companies Fund*

		$ $ $ $ $ $ $ $ $	100,001-$500,000 100,001-$500,000 100,001-$500,000 100,001-$500,000 50,001-$100,000 100,001-$500,000 50,001-$100,000 100,001-$500,000 100,001-$500,000

Kenneth Lowe, CFA	• Matthews Asia Growth and Income Fund • Matthews Asia Focus Fund	$ $	1-$10,000 50,001-$100,000

Andrew Mattock, CFA	None

Michael J. Oh, CFA	• Matthews Asia Innovators Fund • Matthews Emerging Asia Fund* • Matthews Korea Fund	$ $ $	100,001-$500,000 10,001-$50,000 100,001-$500,000

Satya Patel	• Matthews Asia Strategic Income Fund* • Matthews Asia Credit Opportunities Fund	$ $	1-$10,000 1-$10,000

Sharat Shroff, CFA

• Matthews Asia Growth and Income Fund*

• Matthews Asia Dividend Fund*

• Matthews China Dividend Fund*

• Matthews Asia Growth Fund*

• Matthews Pacific Tiger Fund

• Matthews Asia Innovators Fund*

• Matthews China Fund*

• Matthews India Fund*

• Matthews Japan Fund*

• Matthews Korea Fund*

• Matthews Asia Small Companies Fund *

• Matthews China Small Companies Fund *

		$ $ $ $ $ $ $ $ $ $ $ $	10,001-$50,000 1-$10,000 10,001-$50,000 10,001-$50,000 100,001-$500,000 10,001-$50,000 10,001-$50,000 100,001-$500,000 10,001-$50,000 1-$10,000 50,001-$100,000 10,001-$50,000

Lydia So, CFA	• Matthews Asia Growth Fund* • Matthews Pacific Tiger Fund* • Matthews Asia Innovators Fund* • Matthews Asia Small Companies Fund	$ $ $ $	1-$10,000 10,001-$50,000 10,001-$50,000 100,001-$500,000

Vivek Tanneeru	• Matthews Asia Dividend Fund*		$10,001-$50,000

Sherwood Zhang, CFA	• Matthews Asia Strategic Income Fund* • Matthews China Dividend Fund	$ $	10,001-$50,000 50,001-$100,000

Yu Zhang, CFA	• Matthews Asia Dividend Fund • Matthews China Dividend Fund* • Matthews Japan Fund*	$ $ $	100,001-$500,000 50,001-$100,000 10,001-$50,000

Beini Zhou, CFA	• Matthews Asia Value Fund • Matthews Asia Small Companies Fund*	$ $	100,001-$500,000 10,001-$ 50,000

*	The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.

Principal Underwriter in the United States

The Trust and Foreside Funds Distributors LLC, formerly known as BNY Mellon Distributors LLC (the “Underwriter”), have entered into a distribution agreement (the “Distribution Agreement”). The Underwriter, located at 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312, acts as the statutory principal underwriter in the United States of the Funds’ shares. The Underwriter is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Matthews compensates the Underwriter for its services to the Funds. In 2017, Lovell Minnick Partners LLC (“Lovell Minnick”) acquired a majority stake in the Underwriter. This transaction did not result in any day-to-day changes to the services provided by the Underwriter to the Funds. Lovell Minnick also is affiliated with Matthews through private funds controlled by Lovell Minnick that own a non-controlling interest in Matthews. The Underwriter, therefore, is a second-tier affiliate of Matthews but that affiliation does not restrict the Underwriter’s ability to perform its normal services for the Trust as described below.

Pursuant to the Distribution Agreement, the Underwriter acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Underwriter continually distributes shares of the Funds on a best efforts basis. The Underwriter has no obligation to sell any specific quantity of Fund shares. The Underwriter and its officers have no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Funds.

The Underwriter may enter into agreements with selected broker-dealers, banks or other financial intermediaries for the distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or Matthews, rather than the Underwriter, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Underwriter.

These financial intermediaries may otherwise act as processing agents and be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

The Trust has agreed to indemnify the Underwriter from losses relating to the Underwriter’s assumption of the principal underwriter function and from prospectus and sales material disclosure liability but not for willful malfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, in accordance with Section 17(i) of the 1940 Act.

Principal Underwriter in Latin America

The Trust and HMC Partners (“HMC”) have entered into a distribution agreement (the “HMC Distribution Agreement”). HMC has registered offices at Cricket Square, Hutchins Drive, P.O. Box 2681, Grand Cayman, KY1-1111, Cayman Islands. HMC acts as the statutory principal underwriter of the Funds’ shares in Chile, Peru and Colombia (and other Latin American countries as the Funds and HMC may agree upon from time to time). The HMC Distribution Agreement has been approved by the Board of Trustees. Matthews compensates HMC for its services to the Funds.

Pursuant to the HMC Distribution Agreement, HMC has agreed to qualify under all applicable laws in Chile, Peru and Colombia (and other Latin American countries as the Funds and HMC may agree upon from time to time) in connection with the distribution of the Funds’ shares in such countries. HMC is not, and is not required to be, a broker-dealer registered with the SEC or a member of FINRA.

Compensation Paid to Principal Underwriters

For the fiscal years ended December 31, 2017, 2016, and 2015, neither the Trust nor any Fund paid compensation to any principal underwriter. In addition, for those years, no underwriting commissions were charged or amounts were retained by the principal underwriters.

Rule 12b-1 Plan (Distribution Plan)

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Funds’ assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in case the Board decides to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders and any amounts payable under the Plan would be subject to applicable operating expense limitations. If the Plan were reactivated, the fee would be up to 0.25% for each of the Investor Class and Institutional Class, respectively.

Shareholder Servicing and Administration and other Service Providers

Shareholder Servicing and Administration

The Bank of New York Mellon (“BNY Mellon”) provides certain administrative services to the Trust pursuant to a Second Amended and Restated Investment Company Services Agreement dated as of April 1, 2007, as amended from time to time (the “Investment Company Services Agreement”). Under the Investment Company Services Agreement, BNY Mellon provides certain accounting and financial administration services for the Trust including, among other things, the computation of the NAVs of the Funds’ shares, maintenance of certain of the Funds’ books and financial records, preparation and filing of shareholder reports, preparation and filing of certain tax returns and coordination of the payment of Fund-related expenses through the custodian. BNY Mellon also provides certain regulatory administration services including, among other things, the preparation of agendas and resolutions for quarterly Board meetings, maintenance of the Trust’s corporate records and assistance with the preparation and filing of the annual update to the Trust’s registration statement with the SEC.

In addition, pursuant to the Investment Company Services Agreement, BNY Mellon provides certain transfer agency and other shareholder services for shareholders who open accounts directly with BNY Mellon. Such services include maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally (collectively, “transfer agency and shareholder services”).

During the fiscal years ended December 31, 2017, 2016, and 2015, the aggregate amounts paid by the Funds to BNY Mellon for accounting and administration services totaled $2,030,400, $1,732,336, and $2,037,367, respectively, and are broken down as follows:

Matthews Fund	Fees Paid to Administrator During FYE 12-31-15		Fees Paid to Administrator During FYE 12-31-16		Fees Paid to Administrator During FYE 12-31-17
Asia Strategic Income Fund	$5,399		$5,250		$6,344
Asia Credit Opportunities Fund	N/A	[1]	$814	[1]	$1,665
Asian Growth and Income Fund	$308,810		$233,912		$224,907
Asia Dividend Fund	$506,832		$378,790		$472,231
China Dividend Fund	$14,287		$13,542		$19,547
Asia Value Fund	$9	[2]	$169		$1,160
Asia Focus Fund	$1,146		$888		$966
Asia Growth Fund	$72,251		$54,070		$57,352
Pacific Tiger Fund	$657,337		$549,368		$653,337
Asia ESG Fund	$192	[3]	$631	[3]	$1,170
Emerging Asia Fund	$13,297		$13,582		$28,583
Asia Innovators Fund	$14,165		$11,628		$11,773
China Fund	$151,438		$47,996		$55,187
India Fund	$122,373		$124,351		$164,822
Japan Fund	$94,121		$238,741		$280,885
Korea Fund	$16,399		$14,406		$15,731
Asia Small Companies Fund	$57,520		$42,666		$32,979
China Small Companies Fund	$1,791		$1,532		$1,761

[1]	The Matthews Asia Credit Opportunities Fund commenced operations on April 29, 2016.
[2]	The Matthews Asia Value Fund commenced operations on November 30, 2015.
[3]	The Matthews Asia ESG Fund commenced operations on April 30, 2015.

For shareholders who purchase shares through a broker or other financial intermediary (sometimes called fund “supermarkets”), some or all transfer agency and shareholder services may be performed by that intermediary. The services provided by supermarkets (although they vary from supermarket to supermarket) generally include the following: acceptance, processing and settlement of specific shareholder transactions (purchases, redemptions and exchanges); establishing and maintaining transaction clearing relationships; establishing and maintaining individual shareholder records; providing and maintaining periodic and transaction-specific reporting; maintaining shareholder records regarding share splits, reorganizations and other corporate actions; performing anti-money laundering and related regulatory compliance functions that relate to individual shareholders; responding to inquiries regarding the Funds as well as the status of accounts and transactions made by shareholders who own shares through that supermarket; processing redemption fees; providing NAV, dividend and distribution information to shareholders; and assisting with shareholder communications. Some fund supermarkets also provide the following services: next-day transaction processing services; 24-hour transaction services; performance estimates; research; fund ratings (e.g., Lipper and Morningstar ratings); risk analysis; fund facts and fees; tax information and analysis; independent due diligence of funds; tax lot accounting; internet services; and access to other financial products (e.g., banking and credit). You should contact your supermarket to determine the specific services available to you.

For performing transfer agency and shareholder services, the supermarket may seek compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation (and periodically reviews the allocation) of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to supermarkets for distribution services.

Various broker-dealers, including, among others, J.P. Morgan Chase Bank, N.A. and Bank of America Merrill Lynch, provide certain shareholder, administrative and sub-transfer agency services to the Funds for compensation under various agreements. Such services include, without limitation, transmission of purchase and redemption orders in accordance with the Funds’ prospectuses; maintenance of separate records for clients; mailing of shareholder confirmations and periodic statements; processing of dividend payments; and provision of shareholder information and support.

The Trust has also entered into an Administration and Shareholder Services Agreement with Matthews as of August 13, 2004, most recently amended effective April 29, 2016 (as amended from time to time, the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, Matthews provides a range of administrative services that focus on the servicing needed by the Funds and oversight and coordination of their various service providers, as distinct from the services provided by BNY Mellon and supermarkets to shareholder accounts. Matthews’ services may include, on a continuous basis: responding to shareholder communications that come to Matthews directly, indirectly via BNY Mellon or a supermarket, or via the Funds’ website; providing regular communications and investor education materials to shareholders; communicating with investment advisors whose clients own or hold shares of the Funds and providing such other information as may reasonably be requested by shareholders or certain services not provided by the Funds’ transfer agent or by fund supermarkets. Matthews also provides, on a continuous basis, the following administration services: oversight of the activities of BNY Mellon as the Funds’ transfer agent (including the transfer agent’s call center operations); oversight of the Funds’ accounting agent, custodian and BNY Mellon’s administrative functions; assisting with the daily calculation of Fund NAVs; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by other parties, such as BNY Mellon, for Board meetings; providing such other information and assistance to shareholders as they may reasonably request; coordinating and executing the offering (or closure) of a Fund; and general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technical support.

Pursuant to the Shareholder Services Agreement, the Funds in the aggregate pay Matthews 0.25% of their aggregate average daily net assets up to $2 billion, 0.1834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.15% of their aggregate average daily net assets over $5 billion up to $7.5 billion, 0.125% of their aggregate average daily net assets over $7.5 billion up to $15 billion, 0.11% of their aggregate average daily net assets over $15 billion up to $22.5 billion, 0.10% of their aggregate average daily net assets over $22.5 billion up to $25 billion, 0.09% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.08% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.07% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.06% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.05% of their aggregate average daily net assets over $45 billion. Gross fees earned under the Services Agreement, fees waived pursuant to the Fee Waiver Agreement, the net fees and the net fees in basis points for the fiscal years ended December 31, 2017, 2016, and 2015 were as follows

	Fiscal Year Ending Dec. 31, 2017
Matthews Fund	Gross Administration and Shareholder Servicing Fees Earned	Fees Waived and/ or Expenses Reimbursed by Matthews	Net Fees	Net Fee in Basis Points
Asia Strategic Income Fund	$108,149	$—	$108,149	0.14%
Asia Credit Opportunities Fund	28,321	—	28,321	0.14%
Asian Growth and Income Fund	3,842,449	—	3,842,449	0.14%
Asia Dividend Fund	8,047,481	(344,184)	7,703,297	0.14%
China Dividend Fund	332,574	—	332,574	0.14%
Asia Value Fund	19,450	—	19,450	0.14%
Asia Focus Fund	16,471	—	16,471	0.14%
Asia Growth Fund	978,261	—	978,261	0.14%
Pacific Tiger Fund	11,136,774	(825,034)	10,311,740	0.14%
Asia ESG Fund	18,131	—	18,131	0.14%
Emerging Asia Fund	486,176	—	486,176	0.14%
Asia Innovators Fund	200,013	—	200,013	0.14%
China Fund	938,535	—	938,535	0.14%
India Fund	2,809,954	—	2,809,954	0.14%
Japan Fund	4,789,166	(51,124)	4,738,042	0.14%
Korea Fund	268,228	—	268,228	0.14%
Asia Small Companies Fund	563,760	—	563,760	0.14%
China Small Companies Fund	29,900	—	29,900	0.14%

	Fiscal Year Ending Dec. 31, 2016
Matthews Fund	Gross Administration and Shareholder Servicing Fees Earned	Fees Waived and/ or Expenses Reimbursed by Matthews	Net Fees	Net Fee in Basis Points
Asia Strategic Income Fund	$93,640	$—	$93,640	0.14%
Asia Credit Opportunities Fund[1]	14,418	—	14,418	N/A
Asian Growth and Income Fund	4,171,933	(2,182)	4,169,751	0.14%
Asia Dividend Fund	6,755,698	(173,279)	6,582,419	0.14%
China Dividend Fund	241,428	—	241,428	0.14%
Asia Value Fund	3,015	—	3,015	0.14%
Asia Focus Fund	15,846	—	15,846	0.14%
Asia Growth Fund	964,821	—	964,821	0.14%
Pacific Tiger Fund	9,794,580	(522,856)	9,271,724	0.14%
Asia ESG Fund	11,244	—	11,244	0.14%
Emerging Asia Fund	242,127	—	242,127	0.14%
Asia Innovators Fund	207,389	—	207,389	0.14%
China Fund	856,119	—	856,119	0.14%
India Fund	2,216,690	—	2,216,690	0.14%
Japan Fund	4,254,896	(14,338)	4,240,558	0.14%
Korea Fund	257,280	—	257,280	0.14%
Asia Small Companies Fund	761,317	—	761,317	0.14%
China Small Companies Fund	27,330	—	27,330	0.14%

[1]	The Matthews Asia Credit Opportunities Fund commenced operations on April 29, 2016.

	Fiscal Year Ending Dec. 31, 2015
Matthews Fund	Gross Administration and Shareholder Servicing Fees Earned	Fees Waived and/ or Expenses Reimbursed by Matthews	Net Fees	Net Fee in Basis Points
Asia Strategic Income Fund	$94,329	$—	$94,329	0.14%
Asia Credit Opportunities Fund[1]	N/A	N/A	N/A	N/A
Asian Growth and Income Fund	5,389,839	(86,260)	5,303,579	0.14%
Asia Dividend Fund	7,429,497	(244,805)	7,184,692	0.14%
China Dividend Fund	248,951	—	248,951	0.14%
Asia Value Fund[2]	167	—	167	0.14%
Asia Focus Fund	19,988	—	19,988	0.14%
Asia Growth Fund	1,260,375	—	1,260,375	0.14%
Pacific Tiger Fund	11,459,861	(857,693)	10,602,168	0.14%
Asia ESG Fund[3]	3,397	—	3,397	0.14%
Emerging Asia Fund	232,258	—	232,258	0.14%
Asia Innovators Fund	247,195	—	247,195	0.14%
China Fund	1,306,491	—	1,306,491	0.14%
India Fund	2,137,111	—	2,137,111	0.14%
Japan Fund	1,647,370	—	1,647,370	0.14%
Korea Fund	286,380	—	286,380	0.14%
Asia Small Companies Fund	1,003,109	—	1,003,109	0.14%
China Small Companies Fund	31,234	—	31,234	0.14%

[1]	The Matthews Asia Credit Opportunities Fund commenced operations on April 29, 2016.
[2]	The Matthews Asia Value Fund commenced operations on November 30, 2015.
[3]	The Matthews Asia ESG Fund commenced operations on April 30, 2015.

Transfer Agent

BNY Mellon is currently located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of each Fund’s shares and distributes each Fund’s cash distributions to shareholders.

Custodian

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is the custodian of the Trust’s assets pursuant to a custodian agreement. Under the custodian agreement, Brown Brothers Harriman & Co. (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning each Fund’s operations.

Counsel to the Trust

Paul Hastings LLP, 101 California Street, 48th Floor, San Francisco, CA 94111, serves as counsel to the Trust.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust. The firm provides audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of each Fund will be audited at least once each year by PricewaterhouseCoopers LLP.

Brokerage Allocation and Other Practices

Matthews is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. The primary consideration in all portfolio transactions will be seeking the best execution of the transaction taking into account the net proceeds of the transaction as well as qualitative factors.

In selecting and monitoring broker-dealers and negotiating commissions, Matthews may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future and other matters involved in the receipt of brokerage services generally.

Matthews may also purchase from a broker or allow a broker to pay for certain execution-related and research services, including economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data, on-line pricing and news services. The Funds do not engage in “directed brokerage,” or the compensation of a broker-dealer for promoting or selling the Funds’ shares by directing portfolio securities transactions to that broker or dealer.

Matthews may cause the Funds to pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these execution-related and research services. In such a case, however, Matthews will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or Matthews’ overall responsibilities to the portfolios over which Matthews exercises investment authority. Research services furnished by brokers through whom Matthews intends to effect securities transactions may be used in servicing all of Matthews’ accounts; not all of such services may be used by Matthews in connection with accounts that paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, Matthews will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Matthews will attempt to allocate portfolio transactions among the Funds and other accounts on a fair basis whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the other accounts. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of Matthews, however, the results of such procedures will, on the whole, be in the best interests of each of the accounts it manages.

For the fiscal years ended December 31, 2017, 2016, and 2015, the aggregate brokerage commissions paid by the Trust on behalf of the Funds amounted to $16,285,906, $14,990,969, and $17,741,756, respectively. All such amounts were considered by the Funds in directing transactions to a broker dealer because of proprietary or third party research services provided by such broker dealers. The aggregate brokerage commissions attributable to each Fund are set forth below.

Matthews Fund	Brokerage Commissions Paid During FYE 12-31-15		Brokerage Commissions Paid During FYE 12-31-16		Brokerage Commissions Paid During FYE 12-31-17
Asia Strategic Income Fund	$8,323		$991		$1,264
Asia Credit Opportunities Fund	N/A	[1]	N/A	[1]	266
Asian Growth and Income Fund	$2,876,977		$1,547,987		$1,699,622
Asia Dividend Fund	$4,283,842		$4,551,905		$4,645,224
China Dividend Fund	$444,817		$309,200		$451,144
Asia Value Fund	1,203	[2]	$1,097		$23,725
Asia Focus Fund	$6,421		$4,752		$9,083
Asia Growth Fund	$773,680		$444,025		$396,660
Pacific Tiger Fund	$3,452,325		$1,111,779		$1,975,441
Asia ESG Fund	8,622	[3]	$8,704		$15,471
Emerging Asia Fund	$235,187		$415,848		$680,216
China Fund	$1,475,974		$1,074,216		$1,389,070
India Fund	$1,266,769		$735,471		$1,241,694
Japan Fund	$1,359,250		$3,176,254		$2,365,466
Korea Fund	$140,254		$222,225		$141,834
Asia Small Companies Fund	$1,043,693		$960,771		$938,410
China Small Companies Fund	$37,515		$26,261		$32,248
Asia Innovators Fund	$326,904		$399,483		$279,068

[1]	The Matthews Asia Credit Opportunities Fund commenced operations on April 29, 2016.
[2]	The Matthews Asia Value Fund commenced operations on November 30, 2015.
[3]	The Matthews Asia ESG Fund commenced operations on April 30, 2015.

Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Funds held securities of the following broker-dealers, which were their regular broker-dealers as of December 31, 2017:

Matthews Fund	Issuer	Value of Fund’s Aggregate Holdings of Issuer
Matthews Asia Strategic Income Fund	HSBC Securities (USA), Inc.	$2,687,500
Matthews Asia Strategic Income Fund	Standard Chartered Securities, Inc.	$3,783,250
Matthews Asia Credit Opportunities Fund	HSBC Securities (USA), Inc.	$1,182,500
Matthews Asia Credit Opportunities Fund	Standard Chartered Securities, Inc.	$1,329,250
Matthews Asian Growth and Income Fund	HSBC Securities (USA), Inc.	$56,908,984
Matthews Asian Growth and Income Fund	Macquarie Securities (USA), Inc.	$49,608,548
Matthews Asia Dividend Fund	HSBC Securities (USA), Inc.	$197,658,981
Matthews Asia Dividend Fund	Mitsubishi UFJ Financial Group, Inc.	$131,061,598
Matthews China Dividend Fund	HSBC Securities (USA), Inc.	$8,554,056
Matthews China Dividend Fund	China International Capital Corp.	$6,642,250
Matthews Asia Focus Fund	HSBC Securities (USA), Inc.	$472,941
Matthews Asia Focus Fund	Macquarie Securities (USA), Inc.	$398,790
Matthews Pacific Tiger Fund	Kotak Securities, Ltd.	$254,924,251
Matthews China Fund	CITIC Securities Co., Ltd.	$21,234,802
Matthews China Fund	China International Capital Corp.	$13,616,612
Matthews India Fund	Kotak Securities, Ltd.	$105,889,113
Matthews Japan Fund	Mitsubishi UFJ Financial Group, Inc.	$153,570,889

Shares of Beneficial Interest

The Funds are authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of a particular Fund represent equal proportionate interests in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Each Fund currently offers shares in two separate Classes: Investor Class and Institutional Class. Pursuant to the Trust’s Multiple Class Plan, the only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses as outlined in the relevant Prospectus; (b) each class may bear a different identifying designation; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class.

Each whole share is entitled to one vote as to each matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote. The voting rights of shareholders can be changed only by a shareholder vote.

Each Fund may be terminated upon the sale and conveyance of its assets to another Fund, partnership, association, corporation, or entity, or upon the sale and conversion into money of its assets. The Board may terminate or sell all or a portion of the assets of the Fund without prior shareholder approval. In the event of the dissolution or liquidation of a Fund, shareholders of the Fund are entitled to receive the underlying assets of a Fund available for distribution.

All accounts will be maintained in book entry form and no share certificates will be issued.

Purchase, Redemption and Pricing of Shares

Purchase of Shares

Fund shares may be purchased in the United States through the Underwriter or certain financial intermediaries who may charge a fee for their services and may be purchased in Latin America through HMC.

Determination of Net Asset Value

Generally, the NAV per share of each Class of each Fund will be determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Funds do not determine NAV on days that the NYSE is closed and at other times described in the Prospectus. However, the Funds may, under extraordinary circumstances, calculate the NAV of their respective shares on days on which the NYSE is closed for trading. The NYSE is closed on the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by third-party vendors or by using indicative bid quotations from bond dealers or market makers, or other available market information, often from the principal (or most advantageous) market on which the security is traded, or valued based on their fair value as determined by or under the direction of the Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds, including the Matthews India Fund, accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s NAV.

Short-term fixed-income securities having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is first valued at its purchase price. After it is purchased, it is valued by assuming a constant amortization to maturity of any discount or premium (because the Funds are highly likely to hold the security until it matures and then receive its face value), regardless of the way of changing interest rates could change the market value of the instrument.

Generally portfolio securities subject to a “foreign share” premium are valued at the local share prices (i.e., without including any foreign share premium). In addition, in certain countries shares may be purchased in a local class or, subject to certain limitations, in a class reserved for foreign purchasers.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies adopted by the Board (the “Pricing Policies”). The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

Trading in securities on Asia Pacific exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, securities trading in Asia Pacific may not take place on all business days in New York. Furthermore, trading takes place in markets of Asia Pacific and in various foreign markets on days that are not business days on which the NYSE is open and therefore the Funds’ NAV are not calculated.

The Funds have a Valuation Committee, comprised of at least one Trustee of the Trust, as well as certain employees of Matthews (some of whom may also be officers of the Funds), which reviews and monitors the Pricing Policies. The Valuation Committee is responsible for determining the fair value of the Funds’ securities as needed in accordance with the Pricing Policies and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee’s meeting.

Pursuant to the Pricing Policies, the Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asian Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Funds’ shares into U.S. dollars at the prevailing market rates, as determined in accordance with the Pricing Policies.

Redemptions in Kind

At the organizational meeting of the Trust, the Board directed that the Trust elect to pay redemptions in cash as consistent with Rule 18f-1 under the 1940 Act. The Board further directed that Form N-18F-1 be filed with the SEC on the Trust’s behalf committing the Trust to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90 calendar day holding period to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This means that the Trust could, if the redemption is larger than $250,000 or 1% of the NAV of the Fund, pay a redemption with the securities held in the Fund’s portfolio. If this occurred, the shareholder receiving these portfolio securities would incur transaction charges if such shareholder were to convert the securities into cash. Due to market restrictions in certain markets, the option of the Funds to redeem in kind may be limited.

Equalization

For any of its fiscal years, a Fund may use an accounting method (known as “equalization”) that is designed to allocate equitably the tax burden of that Fund to all of its shareholders regardless of when during a tax year an individual shareholder redeemed (if ever) his or her shares of the Fund. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of the Funds, reducing the amount of the distribution to be made to remaining shareholders of each Fund.

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Funds in December. Capital gains distributions, if any, are normally made after October 31. The Funds may make additional payments of dividends or distributions if they deem it to be desirable and in the best interests of shareholders at other times during the year. The Matthews Asia Dividend Fund, the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund seek to distribute income quarterly in March, June, September and December. The Matthews Asian Growth and Income Fund and the Matthews China Dividend Fund seek to distribute income twice each year, generally in June and December. Any dividend or distributions paid by the Funds have the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend of distribution. To the extent the Funds make a mid-year distribution of realized capital gains, the Funds run a greater risk of over-distributing because subsequent capital losses realized prior to October 31 may more than offset the amount of the distribution. An over-distribution of capital gains is in effect a return of capital. Therefore, the Funds will only make a special mid-year distribution of capital gains in circumstances where the Board of Trustees has determined that it is more likely than not to be in the best interests of shareholders generally and that the amount of the distribution is not likely to result in an unintended return of capital. It is also possible that certain tax adjustments can lower the amount of distributable income, which might result in a return of capital for income oriented funds that will still distribute income or cash generated by their investment portfolio.

Taxation of the Funds

In General

Each Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) distribute at least 90% of its dividend, interest and certain other income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund’s total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses, or of one or more qualified publicly traded partnerships.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of a Fund’s required distributions over actual distributions in any calendar year. Generally, the required distribution is 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its net capital gains recognized during the one-year period ending on October 31 plus undistributed and untaxed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax, but there can be no assurances that each Fund will make sufficient distributions each period to, or otherwise, avoid all taxes imposed at the level of the Fund. Dividends declared by the Funds during October, November or December to shareholders of record on a specified date in such months and paid during January of the following year will be taxable to shareholders in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of a Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Funds. Some dividends paid by the Funds may qualify in part for the dividends received deduction for corporations. In addition, a portion of the dividends of a Fund paid to shareholders may be eligible for the reduced federal tax rate applicable to qualified dividend income of the Fund if certain holding periods are met. Eligibility for this reduced tax rate depends on the underlying investments of the Fund and is uncertain each year.

The Funds will notify shareholders each year of the amount of dividends and distributions, and the portion of their dividends which qualify for the corporate dividends-received deduction or any reduced rate of taxation applicable to qualified dividends (i.e., dividends eligible to be taxed at rates applicable to long-term capital gains).

At the time of an investor’s purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in a Fund’s portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the trading value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment. In general, a Fund may make taxable distributions even during periods in which the share price has declined. Tax consequences are not the primary consideration of the Funds in implementing their investment strategies.

Taxes Regarding Options, Futures and Foreign Currency Transactions

When the Funds write a call, or purchase a put option, an amount equal to the premium received or paid by it is included in the Funds’ accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that a Fund has written expires on its stipulated expiration date, that Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option that the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by a Fund for the purchase of a put option is recorded in that Fund’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale, which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be “marked-to-market” for federal income tax purposes. 60% of any net gain or loss recognized on such deemed sales or on any actual sales it will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain options, futures contracts and options on futures contracts utilized by a Fund are “Section 1256 contracts.” Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to stockholders.

Passive Foreign Investment Companies

Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year and on October 31st of each calendar year for excise tax purposes. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs are not eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Other U.S. and Foreign Tax Issues

In India, a tax of 15% plus surcharges is currently imposed on gains from sales of equities held not more than one year and sold on a recognized stock exchange in India. Gains from sales of equity securities in other cases are taxed at a rate of 30% plus surcharges (for securities held not more than one year) and 10% (for securities held for more than one year). There is no tax on gains from sales of equities held for more than one year and sold on a recognized stock exchange in India.

Also in India, the tax rate on gains from sales of listed debt securities is currently 10% plus surcharges if the securities have been held more than one year and 30% plus surcharges if the securities have been held not more than one year. Securities transaction tax applies for specified transactions at specified rates. India imposes a tax on interest on securities at a rate of 20% plus surcharges. This tax is imposed on the investor and payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to 8 years to offset future gains. India imposes a tax on dividends paid by an Indian company at a rate of 12.5% plus surcharges. This tax is imposed on the company that pays the dividends. Please refer to the Purchase, Redemption and Pricing of Shares section for information on how treatment of these taxes may affect the Funds’ daily NAV.

Taxes incurred on a Fund’s short-term realized gains may lower the potential short-term capital gains distribution of that Fund. Any taxes paid in India by a Fund on short-term realized gains will be available to be included in the calculation of that Fund’s foreign tax credit that is passed through to shareholders via Form 1099-DIV, assuming at least 50% of a Fund’s assets consist of non-U.S. investments. Although taxes incurred on short-term gains may lower the potential short-term capital gains distribution of a Fund, they also potentially lower, to a larger extent, the total return of that Fund as proceeds from sales are reduced by the amount of the tax.

The General Anti-Avoidance Rules (“GAAR”) under the Indian Income Tax Act, 1961, as amended, which became effective on April 1, 2017, empower the Indian tax authorities to investigate and declare any arrangement it determines to be an “impermissible avoidance arrangement” and impose penalties and interest. Although the Trust does not consider any Fund to be engaged in such an avoidance arrangement, there cannot be any assurances as to the determinations that could be made by the tax authorities.

The taxation on dividends and capital gains derived by nonresident enterprises was largely changed when China adopted the unified Enterprise Income Tax law effective as of January 1, 2008. Although the Chinese authorities have issued various tax circulars since then to provide the much-needed clarification, the tax treatment of capital gains derived by nonresident enterprises, such as the Funds, on shares issued by a Chinese resident company remains unclear. To the extent that such taxes are imposed on dispositions of holdings of the Funds, the Funds’ returns would be adversely impacted.

Under the U.S.-South Korea income tax treaty the government of South Korea has imposed a non-recoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2% on interest paid by South Korean issuers. Under U.S.-South Korea income tax treaty, there is no South Korean withholding tax on realized capital gains.

The Funds consider the impact of a country’s tax laws and regulations, as well as withholding, when considering investment decisions. The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal or foreign tax consequences of an investment in the Funds. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes, as well as any foreign tax implications.

U.S. federal law requires that a Fund withhold as “backup withholding,” at a current rate of 24%, certain reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who fail to provide the Fund with a valid taxpayer identification number, make certain required certifications, have been notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding, or with respect to whom the Fund has been notified by the IRS that backup withholding applies. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be applied to the taxpayer’s ultimate federal income tax liability if proper documentation is provided to the IRS.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax on each Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund, generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a foreign financial institution, it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any applicable intergovernmental agreements, withholding under FATCA is required: (i) generally with respect to distributions from each Fund; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exception or reduction. The Funds will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty) or the possible applicability of FATCA.

The above discussion and the related discussions in the prospectuses are not intended to be complete discussions of all applicable tax consequences of an investment in a Fund. Paul Hastings LLP has expressed no opinion in respect thereof. Shareholders are advised to consult with their own tax advisors concerning the application of federal, state, local, and foreign taxes on an investment in a Fund.

Other Information

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders

Shareholders will receive unaudited semi-annual reports describing the Funds’ investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Funds may be directed to Matthews at (800) 789-ASIA (2742).

Financial Statements

The financial statements for the Funds, including the notes thereto, as of December 31, 2017, are incorporated by reference from the Funds’ 2017 Annual Report to Shareholders as filed with the SEC on Form N-CSR.

Appendix: Bond Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which a Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Service, Inc., (“Fitch”), or, if unrated, determined by Matthews to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

•	High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by Matthews.

•	Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Matthews.

•	Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of the ratings categories used by Moody’s, S&P and Fitch applicable to fixed income securities.

Moody’s classifies corporate bonds as follows:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Moody’s classifies corporate short-term debt as follows:

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P describes classification of corporate and municipal debt as follows:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Provisional ratings:

“p”	The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

“r”	The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Fitch describes classification of long term credit ratings of debt securities as follows:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC,” “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD,” “DD,” “D”: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MATTHEWS INTERNATIONAL FUNDS

Form N-1A

Part C - Other Information

Item 28.	Exhibits

(a)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(b)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)	See Articles II and VII of the Registrant’s Trust Instrument.

(d)(1)	Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(d)(2)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of the Matthews Asia Pacific Fund, dated October 31, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(d)(3)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of each series of the Trust, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(d)(4)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of each series of the Trust, dated February 1, 2016, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(d)(5)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(e)(1)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(e)(2)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003, to reflect the addition of the Matthews Asia Pacific Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(e)(3)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(e)(4)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(e)(5)	Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(e)(6)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated November 30, 2009, to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(e)(7)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc., dated July 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(e)(8)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc., effective May 27, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(e)(9)	Distribution Agreement among Matthews International Funds, Matthews International Capital Management, LLC and HMC Partners, dated May 17, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(e)(10)	Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 4, 2012, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(e)(11)	Amendment to Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(e)(12)	Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 30, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(e)(13)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(e)(14)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(e)(15)	Novation to Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(f)	Not Applicable.

(g)	Custodian Agreement with Brown Brothers Harriman & Co., dated July 20, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(g)(1)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(g)(2)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 12, 2009, to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 38 on November 30, 2009.

(g)(3)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated May 19, 2011, to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(g)(4)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 30, 2011, to reflect the addition of the Matthews Asia Strategic Income Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(g)(5)	Futures Customer Account Agreement with HSBC Securities (USA) Inc., dated November 22, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(g)(6)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(g)(7)	Customer Agreement for Futures Contracts with UBS Securities LLC, dated September 12, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(g)(8)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(g)(9)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(g)(10)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(h)(1)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i)	Amendment to Investment Company Services Agreement, dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iii)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iv)	Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(vii)	Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(ix)	Amendment to Investment Company Services Agreement, dated August 15, 2003, to reflect the addition of the Matthews Asia Pacific Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(x)	Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(xi)	Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xii)	Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(1)(xiv)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(1)(xv)	Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvi)	Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvii)	Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(1)(xviii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(1)(xix)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, effective May 21, 2011, to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(h)(1)(xx)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2011, to reflect the addition of the Matthews Asia Strategic Income Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(1)(xxi)	Amendment to Second Amended and Restated Investment Company Services Agreement, dated January 1, 2012, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(h)(1)(xxii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(h)(1)(xxiii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(1)(xxiv)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(h)(1)(xxv)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(h)(2)(i)	Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(2)(ii)	Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(2)(iii)	Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(h)(2)(iv)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(2)(v)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(2)(vi)	Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(h)(2)(vii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(2)(viii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(2)(ix)	Amendment to Exhibit A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(2)(x)	Amended Exhibit B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated December 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 44 on April 29, 2011.

(h)(2)(xi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated May 19, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(h)(2)(xii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(2)(xiii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(h)(2)(xiv)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 1, 2013, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(h)(2)(xv)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective September 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(2)(xvi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(2)(xvii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(h)(2)(xviii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(h)(3)(i)	Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(ii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(iii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(3)(iv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(h)(3)(v)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(3)(vi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 29, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(h)(3)(vii)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(3)(viii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated May 19, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(h)(3)(ix)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(3)(x)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(h)(3)(xi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of May 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(h)(3)(xii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(3)(xiii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(h)(3)(xiv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(h)(3)(xv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 28, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(h)(3)(xvi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of November 30, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 75 on November 29, 2017.

(h)(4)	Amended and Restated Intermediary platform fee subsidy letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of March 1, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(5)	Fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of September 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(h)(6)	Amendment to fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of February 28, 2018, is filed herewith.

(i)(1)	Legal Opinion of Counsel is incorporated herein by reference to and was filed electronically with Post–Effective Amendment Nos. 13, 19, 17, 30, 35, 38, 46, 50, 55, 60 and 63, on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006, September 15, 2008, November 30, 2009, May 31, 2011, November 29, 2011, April 30, 2013, April 30, 2015, November 30, 2015, and April 28, 2016, respectively.

(i)(2)	Consent of Counsel is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(m)(2)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(m)(3)	Amended and Restated Distribution (12b-1) and Services Plan —Investor Class, dated February 28, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(n)(1)	Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(n)(2)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(n)(3)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(n)(4)	Amended and Restated Appendix A to the Multiple Class Plan, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(n)(5)	Amended and Restated Appendix A to the Multiple Class Plan, to reflect the addition of the Matthews Asia Value Fund, dated November 30, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(n)(6)	Amended and Restated Appendix A to the Multiple Class Plan, to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund), is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(n)(7)	Amended and Restated Multiple Class Plan dated February 28, 2017 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(o)	Reserved.

(p)(1)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(p)(2)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(3)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(p)(4)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(p)(5)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 26 on August 10, 2005.

(p)(6)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated June 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(p)(7)	Code of Ethics of Matthews Asia Funds and Matthews International Capital Management, LLC, dated June 1, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 37 on September 16, 2009.

(q)(1)	Power of Attorney dated, November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(q)(2)	Power of Attorney dated, January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(q)(3)	Power of Attorney dated, August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(q)(4)	Power of Attorney dated, May 25, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(q)(5)	Power of Attorney, dated February 28, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(q)(6)	Power of Attorney, dated February 23, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(q)(7)	Power of Attorney, dated April 28, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

Item 29.	Persons Controlled by or Under Common Control with the Fund

In addition to the Registrant, Matthews International Capital Management, LLC (“Matthews”), or an affiliate of Matthews, also serves as the investment adviser to the following funds, each of which is under common control with the Registrant: Matthews Asia Funds SICAV, a self-managed open-end investment company organized under the laws of Luxembourg; Matthews Asian Selections Funds Plc, an open-end umbrella investment company organized under the laws of Ireland; and Matthews Asia Institutional Funds, LLC, an unregistered investment company organized under the laws of the State of Delaware.

Item 30.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, the Registrant has entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

Item 31.	Business and Other Connections of the Investment Adviser

The primary business activity of Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111 (“Matthews”), is to offer continuous investment management supervision to client portfolios. Matthews also acts as the global distributor of Mathews Asia Funds, SICAV, an open-end umbrella fund group organized under the laws of Luxembourg. Each of Matthews Global Investors (Hong Kong) Limited, a Hong Kong registered broker-dealer, and Matthews Global Investors (UK) LTD, a United Kingdom registered broker-dealer, is a wholly owned subsidiary of Matthews that is engaged in marketing non-U.S. funds to non-U.S. investors. Matthews is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Matthews is as follows:

Name and Position with Matthews	Other Company	Position With Other Company
G. Paul Matthews Director	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

Mark W. Headley Director and Chairman	N/A

William J. Hackett Director, Chief Executive Officer, President and Secretary	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

	Matthews Asia Funds SICAV 80, route d’Esch L-1470 Luxembourg Grand Duchy of Luxembourg R.C.S. Luxembourg B 151275	Director

	Matthews Global Investors S.à r.l. 19, rue de Bitbourg L-1273 Luxembourg Grand Duchy of Luxembourg	Director

	Matthews Global Investors (Hong Kong) Limited Two Pacific Place Hong Kong SAR	Director

David A Hartley Chief Financial Officer	N/A

Robert Horrocks Chief Investment Officer	Matthews Global Investors (Hong Kong) Limited Two Pacific Place Hong Kong SAR	Registered Officer

J. David Kast Global Head of Risk and Compliance	Goldman Sachs Asset Management 200 West Street New York, NY 10282	Managing Director

Name and Position with Matthews	Other Company	Position With Other Company
John P. McGowan Head of Fund Administration	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

	Matthews Asia Funds SICAV 80, route d’Esch L-1470 Luxembourg Grand Duchy of Luxembourg R.C.S. Luxembourg B 151275	Director

	Matthews Global Investors S.à r.l. 19, rue de Bitbourg L-1273 Luxembourg Grand Duchy of Luxembourg	Director

David Monroe General Counsel	N/A

Timothy B. Parker Director, International Strategy, Product and Operations	Matthews Asia Funds SICAV 80, route d’Esch L-1470 Luxembourg Grand Duchy of Luxembourg R.C.S. Luxembourg B 151275	Director and Conducting Officer

	Matthews Global Investors S.àr.l. 19, rue de Bitbourg L-1273 Luxembourg Grand Duchy of Luxembourg	Director

	Matthews Global Investors (Hong Kong) Limited Two Pacific Place Hong Kong SAR	Director

	Matthews Global Investors (US) LLC Four Embarcadero Center, Suite 550 San Francisco, CA 94111	Managing Member

	Matthews Global Investors (UK) Ltd 7 Welbeck Street London, United Kingdom W19 9YE	Director

Manoj Pombra Chief Compliance Officer Money Laundering Officer	N/A

James E. Walter Head of Investment Operations	N/A

Jeffrey D. Lovell Director	Lovell Minnick Partners, LLC The Plaza at Continental Park 2141 Rosecrans Avenue Suite 5150 El Segundo, CA 90245	Chairman

	Duff & Phelps Corp. 55 East 52nd Street 31st Floor New York, NY 10055	Director

	Leerink Swann Holdings LLC One Federal Street 37th Floor Boston, MA 02110	Director

Name and Position with Matthews	Other Company	Position With Other Company
	Mercer Advisors Inc. 7201 East Princess Blvd. Scottsdale, AZ 85255	Director

Christopher J. Carey Director	City National Bank 555 South Flower Street Los Angeles, CA 90071	Chief Financial Officer

Katsunobu Motohashi Director	Mizuho Financial Group, Inc. 1–5–5, Otemachi, Chiyoda–ku Tokyo 100–8176, Japan	Managing Executive Officer

	Mizuho Bank, Ltd. Otemachi Tower, 1-5-5, Otemachi, Chiyoda-ku, Tokyo 100-8176, Japan	Managing Executive Officer

	DIAM Co., Ltd. New Tokyo Building, 5th Floor, 3-3-1 Marunouchi, Chiyoda-ku, Tokyo 100-0005, Japan	Non-Executive Director

	Mizuho Asset Management Co., Ltd. 3–5–27, Mita, Minato–ku, Tokyo 108–6311, Japan	Auditor

	Japan Investor Solutions & Technologies Co., Ltd. Yokohama Landmark Tower 2-2-1, 22nd Floor Kanagawa Prefecture, Minato Mirai, Nishi-ku Yokohama City 220-8122, Japan	Director

Item 32.	Principal Underwriters

(a)	Foreside Funds Distributors LLC, principal underwriter of the Trust in the United States (the “U.S. Distributor”), serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	FundVantage Trust

2.	GuideStone Funds

3.	Matthews International Funds (d/b/a Matthews Asia Funds)

4.	Motley Fool Funds, Series of The RBB Fund, Inc.

5.	New Alternatives Fund

6.	Old Westbury Funds, Inc.

7.	The Torray Fund

8.	Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

9.	Versus Capital Real Assets Fund LLC

(a)(2) Other than the Matthews Asia Funds, HMC Partners, principal underwriter of the Trust in Latin America (the “Latin American Distributor”), serves as principal underwriter for no other investment companies registered under the Investment Company Act of 1940, as amended.

(b)(1) The following is a list of the executive officers of the U.S. Distributor:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(b)(2) The following is a list of the directors and executive officers of the Latin American Distributor:

Board of Directors of the Latin American Distributor:

Name	Position(s) with Latin American Distributor	Effective Date
Ricardo L. Morales	Director	October 7, 2008
Felipe Held	Director	October 7, 2008

Officers of the Latin American Distributor:

Name	Position(s) with Latin American Distributor	Effective Date
Ricardo L. Morales	Managing Director	October 7, 2008
Felipe Held	Managing Director	October 7, 2008
Patricio Salazar Diaz	Chief Operating Officer	September 1, 2009

(c)	Not Applicable

Item 33.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109-3661.

(b)	With respect to Rules 31a-1(a); 31a-1(b)(2)(i)(c), (d), (e) and (f); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

The Bank of New York Mellon (Administrator and Fund Accounting Services Agent) and BNY Mellon Investment Servicing (US) Inc. (Transfer Agent), 760 Moore Road, King of Prussia, PA 19406-0903.

(c)	With respect to Rules 31a-1(b)(4), (5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111

(d)	With respect to Rule 31a-1(f), the required books and records are maintained at Registrant’s agent:

The Depository Trust & Clearing Corporation, 55 Thomson Place, Boston, MA 02210

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 77 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and State of California, on the 27th day of April, 2018.

Matthews International Funds

By:	/s/ William J. Hackett
William J. Hackett, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 77 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ William J. Hackett William J. Hackett	Trustee and President	April 27, 2018

/s/ Shai Malka Shai Malka	Treasurer	April 27, 2018

Jonathan F. Zeschin* Jonathan F. Zeschin	Trustee	April 27, 2018

Gale K. Caruso* Gale K. Caruso	Trustee	April 27, 2018

Christopher F. Lee* Christopher F. Lee	Trustee	April 27, 2018

Richard K. Lyons* Richard K. Lyons	Trustee	April 27, 2018

G. Paul Matthews* G. Paul Matthews	Trustee	April 27, 2018

Rhoda Rossman* Rhoda Rossman	Trustee	April 27, 2018

Toshi Shibano* Toshi Shibano	Trustee	April 27, 2018

* By:	/s/ John P. McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney

MATTHEWS INTERNATIONAL FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(h)(6)	Amendment to fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of February 28, 2018

(i)(2)	Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm